As filed with the Securities and Exchange Commission on March 26, 2008
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 50            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 148                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on March 31, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                             FIFTH THIRD PERSPECTIVE

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
               JACKSON NATIONAL LIFE INSURANCE COMPANY(R) THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I



THE DATE OF THIS PROSPECTUS IS MARCH 31, 2008, which states the information about the separate account, the Contract, and Jackson National Life Insurance Company ("JacksonSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information ("SAI") dated March 31, 2008, that is available upon request without charge. To obtain a copy, contact us at our:


                             ANNUITY SERVICE CENTER
                                 P.O. BOX 17240

                           DENVER, COLORADO 80217-9959

                                 1-800-766-4683
                                   WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


In addition, three new optional Guaranteed Minimum Withdrawal Benefits, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option, may not yet have been approved for sale in your state. In the event these optional benefits are not yet approved in your state, the following Guaranteed Minimum Withdrawal Benefits available prior to March 31, 2008, will continue to be available to you: SafeGuard 7 Plus, LifeGuard Advantage, LifeGuard Ascent and LifeGuard Ascent with Joint Option. In all other states, SafeGuard Max, LifeGuard Freedom and LifeGuard Freedom with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Annuity Service Center to see whether and which new optional benefits have been approved for sale in your state.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 239. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.



--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
              o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

   THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS AVAILABLE ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

  JNL SERIES TRUST

JNL/AIM INTERNATIONAL GROWTH FUND
  (FORMERLY, JNL/JP MORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
  (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
   (FORMERLY, JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
  (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
  (FORMERLY, JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
  (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND
  (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND
   (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND
JNL/S&P 4 FUND

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq(R) 25 Fund
  (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 30 Fund
  (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND)
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management
JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


                                                  TABLE OF CONTENTS

GLOSSARY................................................................................................2.


KEY FACTS...............................................................................................4.

FEES AND EXPENSES TABLES................................................................................5.

EXAMPLE.................................................................................................19

THE ANNUITY CONTRACT....................................................................................20

JACKSON.................................................................................................21

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT................................................................21

THE SEPARATE ACCOUNT....................................................................................23

INVESTMENT DIVISIONS....................................................................................24

CONTRACT CHARGES........................................................................................35

DISTRIBUTION OF CONTRACTS...............................................................................58

PURCHASES...............................................................................................60

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS............................................................68

TELEPHONE AND INTERNET TRANSACTIONS.....................................................................69

ACCESS TO YOUR MONEY....................................................................................70

INCOME PAYMENTS (THE INCOME PHASE)......................................................................214

DEATH BENEFIT...........................................................................................218

TAXES...................................................................................................227

OTHER INFORMATION.......................................................................................231

PRIVACY POLICY..........................................................................................233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................239


APPENDIX A (about Dow Jones)............................................................................A-1

APPENDIX B (Contract Enhancement Recapture Charges).....................................................B-1


APPENDIX C (Broker-Dealer Support)......................................................................C-1


APPENDIX D (GMAB Prospectus Examples)...................................................................D-1


APPENDIX E (GMWB Prospectus Examples) ..................................................................E-1

APPENDIX F (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets        F-1
Methodology)..............................................................................................


APPENDIX G (Accumulation Unit Values)...................................................................G-1


                                    GLOSSARY


THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Contract's Issue Date.

CONTRACT MONTHLY ANNIVERSARY - each one-month anniversary of the Contract's Issue Date.

CONTRACT QUARTER - the period of time between consecutive three-month anniversaries of the Contract's Issue Date.

CONTRACT QUARTERLY ANNIVERSARY - each three-month anniversary of the Contract's Issue Date.

CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

FIXED ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Fixed Account Options and

FIXED ACCOUNT OPTION - a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT - part of our Fixed Account within the General Account to which, if you elect the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT - part of our General Account to and from which, if you elect the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be required according to non-discretionary formulas. The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB FIXED ACCOUNT CONTRACT VALUE - the sum of the allocation to the Contract's GMWB Fixed Account.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

SEPARATE ACCOUNT CONTRACT VALUE - the sum of the allocations between the Contract's Investment Divisions.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------

           ALLOCATION OPTIONS         The Contract makes available Investment
                                      Divisions and a Fixed Account for
                                      allocation of your premium payments and
                                      Contract Value.  In addition, if you
                                      elect the LifeGuard Select GMWB or the
                                      LifeGuard Select with Joint Option
                                      GMWB, automatic transfers of your Contract
                                      Value may be allocated to a GMWB
                                      Fixed Account. For more information about the fixed accounts, please see "THE FIXED
                                      ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. For more information about the Investment Divisions, please see
                                      "INVESTMENT DIVISIONS" beginning on page
                                      24.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INVESTMENT                 PURPOSE The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 227.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           FREE LOOK                  If you change your mind about having
                                      purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations, depending on where you live. For more information, please see "FREE LOOK" beginning on page 232. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions.
                                      State laws vary; your free look rights
                                      will depend on the laws of the state in
                                      which you purchased the Contract.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           PURCHASES                  There are minimum and maximum premium
                                      requirements.  You may elect to receive
                                      a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. The Contract also has two premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation
                                      Benefit (GMAB), respectively. If the GMAB is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect. For more information about both options, please see "PURCHASES" beginning on page 60.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      generally subject to a charge or
                                      adjustment, particularly during the early
                                      Contract Years. There are also a number of optional withdrawal benefits available.
                                      The Contract has a free withdrawal
                                      provision and waives the charges and
                                      adjustments in the event of some
                                      unforeseen emergencies. For more
                                      information, please see "ACCESS TO YOUR
                                      MONEY" beginning on page 70.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INCOME PAYMENTS There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 214.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           DEATH BENEFIT The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 218.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

-------------------------------------------------------------------------------------------------------------------

                                             OWNER TRANSACTION EXPENSES

                            Front-end Sales Load None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    3.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee:  If you make a total withdrawal from your Contract after income payments have commenced under
             income option 4, or if after death during the period for which payments are guaranteed under income option 3 and Beneficiary elects a lump sum payment, the amount received will be reduced by
             (a) minus (b) where:


             o       (a) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and


             o       (b) = the present value of the remaining income payments
                     (as of the date of calculation) for the period for which
                     payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).
      ------ ------------------------------------------------------------------------------------------------------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- --------------------------------------------------------------------------

(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distributions of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distributions of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity
        (IRA), or to meet the required minimum distributions of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                                 Completed Years Since Receipt Of Premium -
                                 0        1        2        3       4        5        6        7+
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     Base                        8.5%     8%       7%       6%      5%       4%       2%       0
         Schedule
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     Five-year                   8%       7%       6%       4%      2%       0        0        0
         Schedule
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     --------------------------- -------- -------- -------- ------- -------- -------- -------- -------
     Three-year                  7.5%     6.5%     5%       0       0        0        0        0
     Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract
        Enhancement: if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distributions of the Internal Revenue Code; a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                                      Completed Years Since Receipt Of Premium -
                                      0       1        2        3        4        5       6        7+
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         2% C.E.                      2%      2%       1.25%    1.25%    0.5%     0       0        0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         3% C.E.*                     3%      3%       2%       2%       2%       1%      1%       0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- --------
         4% C.E.                      4%      4%       2.5%     2.5%     2.5%     1.25%   1.25%    0
         ---------------------------- ------- -------- -------- -------- -------- ------- -------- ------
         5% C.E.                      4.5%    3.75%    3.25%    2.75%    2%       1.25%   1%       0

        * No longer offered as of January 16, 2007.

        Please note that if you elected the 5% Contract Enhancement and return your Contract during the free look period, the entire amount of the Contract Enhancement will be recaptured.

(3)     Premium taxes generally range from 0 to 3.5% and vary by state.

(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

--------------------------------------------------------------------------------------------------------------------

                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge (6)                                                                $35

      Separate Account Annual Expenses
               ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.25%

      Mortality And Expense Risk Charge                                                         1.10%

      Administration Charge (7)                                                                 0.15%
      ----------------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------- --------

      ----------------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                              1.25%
      ----------------------------------------------------------------------------------------------------- --------
      ----------------------------------------------------------------------------------------------------- --------

----- ----------------------------------------------------------------------------------------------------- --------

----- --------------------------------------------------------------------------------------------------------------


      OPTIONAL ENDORSEMENTS - The following optional endorsement charges are based on average account value: EarningsMax(R), the 5% Contract Enhancement, the 4% Contract Enhancement, the 3% Contract Enhancement, the 2% Contract Enhancement, the Five-Year Withdrawal Schedule, the Three-Year Withdrawal Schedule, the 20% Additional Free Withdrawal and all of the optional death benefits. Please see footnotes 12-31 for those charges that are not based on average account value.


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW. (8)

      --------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ----------
      Earnings Protection Benefit Maximum Annual Charge ("EarningsMax") (9)                               0.45%
      --------------------------------------------------------------------------------------------------- ----------
      --------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ----------
      5% Contract Enhancement Maximum Annual Charge (10)                                                  0.695%
      4% Contract Enhancement Maximum Annual Charge (10)                                                  0.56%
      3% Contract Enhancement Maximum Annual Charge (no longer offered as of January 16, 2007) (10)       0.42%
      2% Contract Enhancement Maximum Annual Charge (11)                                                  0.395%
      --------------------------------------------------------------------------------------------------- ----------

      ---------------------------------------------------- ---------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ----------


      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (no longer offered as of January     0.60%
         16, 2007)("FutureGuardSM") (12)
      Guaranteed Minimum Accumulation Benefit ("GMAB") Maximum Annual Charge (13)                         1.00%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of
         March 31, 2008)("SafeGuard 7 PlusSM") (14)                                                       0.75%
      Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Maximum Annual Charge ("SafeGuard
         MaxSM") (15)                                                                                     0.80%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly "AutoGuardSM ") (16)   1.45%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (17)                            1.60%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of January 16,
         2007)("MarketGuard 5SM") (18)                                                                    0.50%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30,
         2007)("LifeGuard ProtectorSM") (19)                                                              1.45%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge  (no longer offered as of
         March 31, 2008)("LifeGuard AdvantageSM," formerly "LifeGuard Protector
      AdvantageSM") (20) 1.50% 5% for Life GMWB With Bonus and 5-Year Step-Up
      Maximum Annual Charge (no longer offered as of
         January 16, 2007)("LifeGuard Protector PlusSM") (21) 1.45% Joint 5% for
      Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April
         30, 2007)("LifeGuard Protector with Joint Option") (22) 1.60% Joint 5%
      for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no
      longer offered as
         of January 16, 2007)("LifeGuard Protector Plus with Joint Option") (23)                          1.70%
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
         2008)("LifeGuard AscentSM") (24)                                                                 1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
         2008)("LifeGuard Ascent With Joint Option") (25)                                                 1.70%
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM") (2)(6)    1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom With
         Joint Option") (2)(7)                                                                            1.85%
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum
         Annual Charge ("LifeGuard SelectSM") (28)                                                        1.20%
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
         Maximum Annual Charge ("LifeGuard Select With Joint Option") (29)                                1.50%
      5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 5(R)") (30)   1.30%
      4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)("LifeGuard 4(R)") (31)   0.85%

      --------------------------------------------------------------------------------------------------- ----------
      --------------------------------------------------------------------------------------------------------------


      --------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ----------
      Five-year Withdrawal Schedule Maximum Annual Charge                                                 0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)          0.45%
      --------------------------------------------------------------------------------------------------- ----------
      --------------------------------------------------------------------------------------------------- ----------

      --------------------------------------------------------------------------------------------------- ----------
      --------------------------------------------------------------------------------------------------- ----------
      20% Additional Free Withdrawal Maximum Annual Charge                                                0.30%
      --------------------------------------------------------------------------------------------------- ----------
      --------------------------------------------------------------------------------------------------------------

      --------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ----------

       5% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of January 16, 2007) (32) 0.70% 4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of January 16, 2007) (33) 0.50% Highest Anniversary Value Death Benefit Maximum Annual Charge (34) 0.40% Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (35) 0.80% Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no 0.60%
         longer offered as of January 16, 2007) (36)

      --------------------------------------------------------------------------

----- --------------------------------------------------------------------------


(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.


(7) This charge is waived on initial premiums of $1 million or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

(8) Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 5%, 4% and 3% (if elected PRIOR TO JANUARY 16, 2007) Contract Enhancements and the Three-year Withdrawal Schedule (if elected PRIOR TO MAY 1, 2006) are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit (no longer offered as of January 16, 2007) and any Guaranteed Minimum Withdrawal Benefits. In addition, the Guaranteed Minimum Accumulation Benefit may NOT be selected in combination with any Contract Enhancement, the Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

(9)     The current charge is 0.30%.

(10)    This charge lasts for the first seven Contract Years.

(11)    This charge lasts for the first five Contract Years.

(12) On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:


           (a) Generally equals all premiums you have paid, subject to certain adjustments, compounded at an annual interest rate of 5% until the earlier of the Annuitant's 80th birthday or the exercise date of this GMIB; and

           (b) Generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday, subject to certain adjustments after that Contract Anniversary.


        The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 39. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 216.

(13) The charge is quarterly, currently 0.125% (0.50% annually) of the Guaranteed Value (GV) in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00% as used in the Table. The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value. Quarterly charges are deducted from the Investment Divisions and the Fixed Account, including the GMAB Fixed Account, on a pro rata basis. The portion of the charge from the Investment Divisions is deducted by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. For more information about the charge for this endorsement, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 39. For more information about how the endorsement works, including more details regarding the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 63. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(14)    0.75% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable quarterly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        The charge is expressed as an annual percentage and depends on:

        *     When the endorsement is added to the Contract.
        * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006, or BEFORE OCTOBER 4, 2004.
        * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
        *     The frequency of deduction - quarterly or daily.

        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.

        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

        For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.

                           7% GMWB
------------------------------------ -------------------- ----------------------
------------------ ----------------- -------------------- ----------------------
Endorsement's        On and after          Before                Before
Availability       January 17, 2006   January 17, 2006       October 4, 2004
------------------ ----------------- -------------------- ----------------------
------------------ ----------------- -------------------- ----------------------
Maximum Annual          0.75%               0.70%                 0.70%
Charge
------------------ ----------------- -------------------- ----------------------
------------------ ----------------- -------------------- ----------------------
Current Annual          0.40%               0.40%                 0.35%
Charge                                                     0.55% upon step-up
------------------ ----------------- -------------------- ----------------------
------------------ ----------------- -------------------- ----------------------
Charge Basis             GWB             Investment       Investment Divisions
                                          Divisions
------------------ ----------------- -------------------- ----------------------
------------------ ----------------- -------------------- ----------------------
Charge Frequency      Quarterly             Daily                 Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 40. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 74.

(15) The charge is quarterly, currently 0.1125% of the GWB, which is 0.45% of the GWB on an annual basis, subject to a maximum annual charge of 0.80% as used in the Table. The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 79. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(16) The charge is quarterly, currently 0.1625% of the GWB, which is 0.65% of the GWB on an annual basis, subject to a maximum annual charge of 1.45% as used in the Table. The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 85. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER..

(17) The charge is quarterly, currently 0.2125% of the GWB, which is 0.85% of the GWB on an annual basis, subject to a maximum annual charge of 1.60% as used in the Table. The charge is deducted at the end of each Contract Quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER.

(18) The charge is quarterly, currently 0.05% of the GWB, which is 0.20% of the GWB on an annual basis, subject to a maximum annual charge of 0.50% as used in the Table. The charge is deducted at the end of each calendar quarter, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.
        For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 96. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(19) 1.45% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

         You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


         We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                    5% FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ ---------------- ---------------

             Annual Charge          Maximum         Current
             ------------------ ---------------- ---------------
             ------------------ ---------------- ---------------
             Ages    45 - 49        0.85%/4         0.40%/4
                     50 - 54        0.85%/4         0.40%/4
                     55 - 59        1.20%/4         0.65%/4
                     60 - 64        1.30%/4         0.75%/4
                     65 - 69        1.45%/4         0.90%/4
                     70 - 74        0.85%/4         0.50%/4
                     75 - 80        0.60%/4         0.35%/4
             ------------------ ---------------- ---------------
             ------------------ --------------------------------
             Charge Basis                     GWB
             ------------------ --------------------------------
             ------------------ --------------------------------
             Charge Frequency              Quarterly
             ------------------ --------------------------------


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 43. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 100.

(20) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                 5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- ------------------ -----------------

            Annual Charge            Maximum           Current
            ------------------- ------------------ -----------------
            ------------------- ------------------ -----------------
            Ages    45 - 49          1.00%/4           0.55%/4
                    50 - 54          1.15%/4           0.70%/4
                    55 - 59          1.50%/4           0.95%/4
                    60 - 64          1.50%/4           0.95%/4
                    65 - 69          1.50%/4           0.95%/4
                    70 - 74          0.90%/4           0.55%/4
                    75 - 80          0.65%/4           0.40%/4
            ------------------- ------------------ -----------------
            ------------------- ------------------------------------
            Charge Basis                        GWB
            ------------------- ------------------------------------
            ------------------- ------------------------------------
            Charge Frequency                 Quarterly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 45. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 107.

(21) 1.45% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

               5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------- ----------------- -----------------

            Annual Charge           Maximum           Current
            ------------------- ----------------- -----------------
            ------------------- ----------------- -----------------
            Ages    45 - 49         0.85%/4           0.40%/4
                    50 - 54         1.00%/4           0.55%/4
                    55 - 59         1.45%/4           0.85%/4
                    60 - 64         1.45%/4           0.85%/4
                    65 - 69         1.20%/4           0.65%/4
                    70 - 74         0.75%/4           0.35%/4
                    75 - 80         0.55%/4           0.30%/4
            ------------------- ----------------- -----------------
            ------------------- -----------------------------------
            Charge Basis                       GWB
            ------------------- -----------------------------------
            ------------------- -----------------------------------
            Charge Frequency                Quarterly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 46. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 115.

(22) 1.60% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                   JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ ----------------- -----------------

             Annual Charge          Maximum           Current
             ------------------ ----------------- -----------------
             ------------------ ----------------- -----------------
             Ages    45 - 49        1.00%/4           0.55%/4
                     50 - 54        1.00%/4           0.55%/4
                     55 - 59        1.35%/4           0.80%/4
                     60 - 64        1.45%/4           0.90%/4
                     65 - 69        1.60%/4           1.05%/4
                     70 - 74        1.00%/4           0.65%/4
                     75 - 80        0.75%/4           0.50%/4
             ------------------ ----------------- -----------------
             ------------------ -----------------------------------
             Charge Basis                      GWB
             ------------------ -----------------------------------
             ------------------ -----------------------------------
             Charge Frequency               Quarterly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
        46. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 122.

(23) 1.70% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable quarterly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

        You pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

                JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
            ------------------ ------------------------- ------------------

            Annual Charge              Maximum                Current
            ------------------ ------------------------- ------------------
            ------------------ ------------------------- ------------------
            Ages    45 - 49            1.10%/4                0.65%/4
                    50 - 54            1.25%/4                0.80%/4
                    55 - 59            1.70%/4                1.10%/4
                    60 - 64            1.70%/4                1.10%/4
                    65 - 69            1.45%/4                0.90%/4
                    70 - 74            1.00%/4                0.60%/4
                    75 - 80            0.80%/4                0.55%/4
            ------------------ ------------------------- ------------------
            ------------------ --------------------------------------------
            Charge Basis                           GWB
            ------------------ --------------------------------------------
            ------------------ --------------------------------------------
            Charge Frequency                    Quarterly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 47. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 130.

(24) The charge is quarterly, currently 0.2375% (0.95% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 48. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Annual Step-Up" beginning on page 137. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(25) The charge is quarterly, currently 0.2875% (1.15% annually) of the GWB, subject to a maximum annual charge of 1.70% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 49. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 145. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(26) The charge is quarterly, currently 0.2375% (0.95% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 50. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 153. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(27) The charge is quarterly, currently 0.3125% (1.25% annually) of the GWB, subject to a maximum annual charge of 1.85% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 163. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(28) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.20% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 51. For more information about how the endorsement works, including how the GWB is calculated, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 172. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(29) The charge is quarterly, currently 0.20% (0.80% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

        While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 52. For more information about how the endorsement works, including how the GWB is calculated, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page
        185. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(30)    1.30% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable quarterly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        Charges are expressed as an annual percentage and depend on: * The Owner's age when the endorsement is added to the Contract.
        * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
        * The basis for deduction - a percentage of the GWB, or your allocations to Investment Divisions (average daily net asset value).
        *     The frequency of deduction - quarterly or daily.


        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                       5% FOR LIFE GMWB
        Endorsement's         Before May 1, 2006              Before
        Availability                                    January 17, 2006*
        ------------------- ------------ ----------- ----------- -------------
        Annual Charge         Maximum     Current     Maximum      Current
        ------------------- ------------ ----------- ----------- -------------
        ------------------- ------------ ----------- ----------- -------------
        Ages    60 - 64       1.30%/4     0.90%/4      1.30%        0.90%
                65 - 69       0.85%/4     0.60%/4      0.85%        0.60%
                70 - 74       0.60%/4     0.50%/4      0.60%        0.50%
                75 - 80       0.50%/4     0.40%/4      0.50%        0.40%
                            ------------ -----------
        ------------------- ------------------------ -------------------------
        Charge Basis                  GWB              Investment Divisions
        ------------------- ------------------------ -------------------------
                            ------------------------
        Charge Frequency           Quarterly                  Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 53. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199.

(31)    0.85% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable quarterly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        Charges are expressed as an annual percentage and depend on: * The Owner's age when the endorsement is added to the Contract.
        * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.
        * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).
        *     The frequency of deduction - quarterly, or daily.


        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each calendar quarter. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                         4% FOR LIFE GMWB
        Endorsement's         Before May 1, 2006              Before
        Availability                                    January 17, 2006*
        ------------------- ------------ ----------- ----------- -------------
        Annual Charge         Maximum     Current     Maximum      Current
        ------------------- ------------ ----------- ----------- -------------
        ------------------- ------------ ----------- ----------- -------------
        Ages    50 - 54       0.85%/4     0.65%/4      0.85%        0.65%
                55 - 59       0.65%/4     0.50%/4      0.65%        0.50%
                60 - 64       0.50%/4     0.35%/4      0.50%        0.35%
                65 - 69       0.35%/4     0.25%/4      0.35%        0.25%
                70 - 74       0.30%/4     0.20%/4      0.30%        0.20%
                75 - 80       0.20%/4     0.15%/4      0.20%        0.15%
        ------------------- ------------ ----------- ----------- -------------
        ------------------- ------------------------ -------------------------
        Charge Basis                  GWB              Investment Divisions
        ------------------- ------------------------ -------------------------
                            ------------------------
        Charge Frequency           Quarterly                  Daily

        * The bonus is only available for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 55. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 207.

(32) The current charge is 0.45%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

(33)    The current charge is 0.30%.

(34) The current charge is 0.25%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

(35) The current charge is 0.55%. Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

(36)    The current charge is 0.40%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES


(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

---------------------------------------------


               Minimum: 0.58%

               Maximum: 2.27%


---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


                   FUND OPERATING EXPENSES

  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET                                                    ACQUIRED
                           ASSETS)                                                                            FUND FEES
                                                                 MANAGEMENT                                 AND EXPENSES      ANNUAL
                                                                    and          SERVICE         OTHER            C        OPERATING
                          FUND NAME                             ADMIN FEE A    (12B-1) FEE    EXPENSES B                    EXPENSES

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM International Growth                                     0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Large Cap Growth F                                       0.77%           0.20%         0.01%          0.00%          0.98%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Real Estate                                              0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.00%          0.01%          1.16%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Balanced F                           0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian Global Diversified Research                 0.90%           0.20%         0.00%          0.01%          1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian International Small Cap                     1.10%           0.20%         0.00%          0.04%          1.34%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Capital Guardian U.S. Growth Equity                          0.80%           0.20%         0.00%          0.00%          1.00%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.00%          0.01%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Long/Short                                     1.00%           0.20%         1.06% D        0.01%          2.27%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle Core Equity                                            0.73%           0.20%         0.01%          0.01%          0.95%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.00%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.00%          1.06% E        1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.00%          0.00%          1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Income                                    0.82%           0.20%         0.00%          0.00%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.02% D        0.00%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.01%          1.17%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.01%          0.01%          0.92%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.82%           0.20%         0.01%          0.01%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.01%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan International Value                                 0.80%           0.20%         0.01%          0.00%          1.01%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan MidCap Growth                                       0.80%           0.20%         0.01%          0.01%          1.02%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Emerging Markets                                      1.09%           0.20%         0.00%          0.02%          1.31%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Mid Cap Equity F                                      0.81%           0.20%         0.01%          0.01%          1.03%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Lazard Small Cap Equity                                      0.85%           0.20%         0.01%          0.01%          1.07%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.38%           0.20%         0.01%          0.01%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management International Index                0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.00%          0.00%          0.60%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.58%           0.20%         0.01%           0.01%         0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.61% E        0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.63% E        0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Oppenheimer Global Growth                                    0.84%           0.20%         0.01%          0.00%          1.05%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM Asia ex-Japan                                            1.10%           0.20%         0.00%          0.08%          1.38%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM China-India                                              1.20%           0.20%         0.00%          0.08%          1.48%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Real Return                                            0.60%           0.20%         0.00%          0.00%          0.80%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.00%          0.01%          0.81%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Core Equity F                                    0.75%           0.20%         0.01%          0.00%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America High Yield Bond F                                0.57%           0.20%         0.00%          0.01%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Mid Cap Value                                    0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Small Cap Value                                  0.85%           0.20%         0.01%          0.00%          1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PPM America Value Equity                                     0.65%           0.20%         0.01%          0.00%          0.86%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Balanced                                              0.58%           0.20%         0.00%          0.01%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Money Market                                          0.38%           0.20%         0.00%          0.00%          0.58%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Select Value                                                 0.63%           0.20%         0.00%          0.00%          0.83%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Established Growth                             0.68%           0.20%         0.00%          0.01%          0.89%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.02%          1.04%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/T. Rowe Price Value                                          0.75%           0.20%         0.00%          0.01%          0.96%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Conservative                                     0.18%           0.00%         0.00%          0.88% E        1.06%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.91% E        1.10%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Moderate Growth                                  0.15%           0.00%         0.01%          0.96% E        1.12%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Growth                                           0.15%           0.00%         0.00%          0.98% E        1.13%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          1.02% E        1.19%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Competitive Advantage                                    0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Dividend Income & Growth                                 0.50%           0.20%         0.00%          0.05%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Intrinsic Value                                          0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P Total Yield                                              0.50%           0.20%         0.00%          0.04%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/S&P 4                                                        0.05%           0.00%         0.00%          0.74% E        0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM 10                           0.44%           0.20%         0.02%          0.00%          0.66%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 10                          0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Global 15                          0.48%           0.20%         0.01%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 25                       0.50%           0.20%         0.04%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Value Line(R) 30                   0.43%           0.20%         0.16%          0.00%          0.79%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.45%           0.20%         0.02%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.01%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.00%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL 5                              0.42%           0.20%         0.02%          0.00%          0.64%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management VIP                                0.44%           0.20%         0.05%          0.00%          0.69%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.46%           0.20%         0.05%          0.00%          0.71%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.01%          0.01%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.04%          0.01%          0.82%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Communications Sector              0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.51%           0.20%         0.03%          0.00%          0.74%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.49%           0.20%         0.03%          0.00%          0.72%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.44%           0.20%         0.03%          0.00%          0.67%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.50%           0.20%         0.03%          0.00%          0.73%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

       The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

       The JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, and the JNL/PAM Asia ex-Japan Fund pay an administrative fee of 0.20%.

       The JNL/PAM China-India Fund pays an administrative fee of 0.30%.

       The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

       All other Funds pay an administrative fee of 0.10%.

       The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31,2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.


                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.


         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions the Fixed Account and the GMWB Fixed Account, if applicable.)


         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the 5% Contract Enhancement, the most expensive Optional Death Benefit Endorsement, the Five-year Withdrawal Schedule and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         1 YEAR       3 YEARS                5 YEARS                 10 YEARS
         $2,041       $3,236                 $4,153                  $6,880


         If you annuitize at the end of the applicable time period:


         1 YEAR *     3 YEARS                5 YEARS                 10 YEARS
         $2,041       $3,236                 $4,153                  $6,880*

                  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

                  If you do not surrender your Contract:

         1 YEAR       3 YEARS                5 YEARS                 10 YEARS

         $791         $2,311                 $3,753                  $6,880


         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.


         Your Contract Value may be allocated to


                 * our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

                 * our GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected), as may be made available by us, or as may be otherwise limited by us, or to

                 * Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

                 * the ACCUMULATION PHASE, when you make premium payments to us, and
                 *     the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect. As a result, if you desire additional annuity coverage you will have to purchase a new and separate Contract. Purchasing an additional Contract could result in the duplication of certain fees and charges. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                     JACKSON

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.


                    THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

         CONTRACT VALUE ALLOCATED TO THE FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. BOTH THE AVAILABILITY OF, AND TRANSFERS INTO AND OUT OF, THE FIXED ACCOUNT (WHICH CONSISTS OF FIXED ACCOUNT OPTIONS, AND THE GMAB FIXED ACCOUNT) AND THE GMWB FIXED ACCOUNT MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.

         THE FIXED ACCOUNT


         FIXED ACCOUNT OPTIONS. Each Fixed Account Option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in the Fixed Account Options is not withdrawn, transferred or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the guaranteed base interest rate being credited to the Fixed Account Option. The current new business interest rate used for this comparison is the base interest rate available on a new Fixed Account Option of the same duration, increased by 0.50%. Generally, the Excess Interest Adjustment will increase the Fixed Account Option Value when current new business rates are lower than the rate being credited and will decrease the Fixed Account Option Value when current new business rates are higher than the rate being credited.

         There will be no Excess Interest Adjustment when the current new business interest rate (after adjustment for the 0.50% bias) is greater than the guaranteed base interest rate by less than 0.50%. This restriction avoids decreases in the Fixed Account Option Value in situations where the general level of interest rates has declined but the bias results in a current new business interest rate that is higher than the guaranteed base interest rate.

         Also, there is no Excess Interest Adjustment on: the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will a total withdrawal from the Fixed Account Options be less than the Fixed Account minimum value.

         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account Option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account Option, but we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account Option.

         THE DCA+ FIXED ACCOUNT OPTION, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option. DCA+ Fixed Account Option is only available for new premiums.




         THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FIXED ACCOUNT. The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB. If you elect to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 63.

         THE GMWB FIXED ACCOUNT

         THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

         The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 185.


                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         Your Contract Value may be allocated to no more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.


                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P 4

         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                                           JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc. (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts.


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)


         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.


--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth.

         Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------

JNL/LAZARD MID CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------

JNL/LAZARD SMALL CAP EQUITY FUND

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following
         Funds:

         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund; >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund;
            and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation and income by initially allocating in the following Funds:

         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5
            Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P
            500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P
            400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small
            Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management
            International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond
            Index Fund.

--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------

JNL/PAM ASIA EX-JAPAN FUND

     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

         Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND

     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

         Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------

JNL/PPM AMERICA MID CAP VALUE FUND

     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND

     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------

JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

         Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------

JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)


         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

         Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

--------------------------------------------------------------------------------

JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable, and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.


--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.


--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC


         Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
         500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:


         >> 25% in JNL/S&P Competitive Advantage Fund; and
         >> 25% in JNL/S&P dividend Income & Growth Fund; and
         >> 25% in JNL/S&P Intrinsic Value Fund; and
         >> 25% in JNL/S&P total Yield Fund.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:
         >> 20% in the DowSM 10 Strategy, a dividend yielding strategy;
         >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
         >> 20% in the Global 15 Strategy, a dividend yielding strategy;
         >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:
         >> The DowSM Core 5 Strategy;
         >> The European 20 Strategy;
         >> The Nasdaq(R) 25 Strategy;
         >> The S&P 24 Strategy;
         >> The Select Small-Cap Strategy; and
         >> The Value Line(R) 30 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:
         >> 25% in the Nasdaq(R) 25 Strategy;
         >> 25% in the Value Line(R) 30 Strategy;
         >> 24% in the European 20 Strategy;
         >> 14% in the Global 15 Strategy; and
         >> 12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


         You should read the prospectuses for the Variable Insurance Funds, JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 17240, Denver, Colorado 80217-9959, or by visiting WWW.JNL.COM.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:


         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account.


         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

                * to make income payments for the life of the Annuitant during the income phase; * to waive the withdrawal charge in the event of the Owner's death; and * to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.


         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and generally is taken from the Investment Divisions, the Fixed Account and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1 million or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1 million, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

                * PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

                * EARNINGS (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your remaining premiums allocated to those accounts)
                * during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (subject to certain exclusions) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).


         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

                *     withdrawals in excess of the free withdrawal amounts, or
                * withdrawals under a tax-qualified Contract that exceed its required minimum distribution, or
                * withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distributions of a Roth IRA annuity, or
                *     amounts withdrawn in a total withdrawal, or
                * amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                       WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

           COMPLETED YEARS         0        1        2        3        4        5        6        7+
           SINCE RECEIPT OF
           PREMIUM

           BASE SCHEDULE         8.5%      8%       7%       6%       5%       4%       2%        0

           WITHDRAWAL CHARGE      8%       7%       6%       4%       2%        0        0        0
           IF FIVE-YEAR
           PERIOD APPLIES

           WITHDRAWAL CHARGE     7.5%     6.5%      5%        0        0        0        0        0
           IF THREE-YEAR
           PERIOD APPLIES *

           * PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER
             AVAILABLE TO ADD TO A CONTRACT.

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.


         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do not assess the withdrawal charge on any amounts paid out as:

                 * income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

                 *     death benefits;

                 * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);


                 * if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

                 * if permitted by your state, withdrawals of up to 25% (12 1/2 % for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.


         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX") CHARGE. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. The charge on currently offered Contracts may be less. Please check with your representative to learn about the current level of the charge and its availability in your state. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.


         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


CONTRACT ENHANCEMENT               2%           3%*         4%          5%
CHARGE (ON AN ANNUAL BASIS)        0.395%       0.42%       0.56%       0.695%

                * No longer offered as of January 16, 2007.

         Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

  Completed Years Since Receipt of      0       1        2        3         4          5         6       7+
    Premium
  Recapture Charge (2% Credit)           2%      2%     1.25%    1.25%     0.5%          0         0     0
  Recapture Charge (3% Credit*)         3%       3%       2%        2%       2%         1%        1%     0
  Recapture Charge (4% Credit)           4%      4%     2.5%      2.5%     2.5%      1.25%     1.25%     0
  Recapture Charge (5% Credit)        4.5%    3.75%    3.25%     2.75%       2%      1.25%        1%     0

   * No longer offered as of January 16, 2007.

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:

                 *     death benefits;

                 * withdrawals taken under the additional free withdrawal provision;

                 * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code; (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);


                 * if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

                 * if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. PLEASE NOTE:
         EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. We deduct the charge from your Contract Value on a pro-rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. The GMIB Benefit Base is explained on page 216 below. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE. If you select the GMAB, you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually). The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV is your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 63.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account, including the GMAB Fixed Account. The actual deduction of the charge will be reflected in your quarterly statement. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon re-election of the benefit after the Contract is issued - subject to a maximum annual charge of 1.00%. We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason. Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of premium to the GMAB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how this endorsement works, please see "Guaranteed Minimum Accumulation Benefit" beginning on page 63.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 74. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                              Maximum Annual Charge        Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                    Quarterly                    Quarterly
                                      0.75%                      0.40% / 4

                  We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:

                              Maximum Annual Charge        Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.40%

                  You pay the percentage charge, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:

                              Maximum Annual Charge        Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.35%
                                                            0.55% upon step-up

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

         We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 74. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 79.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.80% annually.

         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up" beginning on page 79. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, you will pay 0.1625% of the GWB each quarter (0.65% annually). For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 85.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).


         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 85. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, you will pay 0.2125% of the GWB each quarter (0.85% annually). For Contracts to which this endorsement was added BEFORE MARCH 31, 2008, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER MARCH 31, 2008, you pay the applicable percentage of the GWB each CONTRACT QUARTER. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 90.

         We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.


         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).


         We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum annual charge of 1.60%. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 90. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT. If you select the 5% GMWB Without Step-Up, you will pay 0.05% of the GWB each calendar quarter (0.20% annually). The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 96. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 96. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                    Maximum                 Current
------------------------ ------------------------- --------------------
------------------------ ------------------------- --------------------
Ages    45 - 49                 0.85% / 4               0.40% / 4
        50 - 54                 0.85% / 4               0.40% / 4
        55 - 59                 1.20% / 4               0.65% / 4
        60 - 64                 1.30% / 4               0.75% / 4
        65 - 69                 1.45% / 4               0.90% / 4
        70 - 74                 0.85% / 4               0.50% / 4
        75 - 80                 0.60% / 4               0.35% / 4

         You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is deducted over the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 106. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 100. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 107. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


Annual Charge             Maximum              Current
------------------- --------------------- ------------------
------------------- --------------------- ------------------
Ages    45 - 49          1.00% / 4            0.55% / 4
        50 - 54          1.15% / 4            0.70% / 4
        55 - 59          1.50% / 4            0.95% / 4
        60 - 64          1.50% / 4            0.95% / 4
        65 - 69          1.50% / 4            0.95% / 4
        70 - 74          0.90% / 4            0.55% / 4
        75 - 80          0.65% / 4            0.40% / 4

         You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 112. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 107. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 115. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge             Maximum            Current
------------------- -------------------- -----------------
------------------- -------------------- -----------------
Ages    45 - 49          0.85% / 4          0.40% / 4
        50 - 54          1.00% / 4          0.55% / 4
        55 - 59          1.45% / 4          0.85% / 4
        60 - 64          1.45% / 4          0.85% / 4
        65 - 69          1.20% / 4          0.65% / 4
        70 - 74          0.75% / 4          0.35% / 4
        75 - 80          0.55% / 4          0.30% / 4

         You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 120. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 115. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 122. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge            Maximum            Current
------------------- ------------------ ------------------
------------------- ------------------ ------------------
Ages    45 - 49         1.00% / 4          0.55% / 4
        50 - 54         1.00% / 4          0.55% / 4
        55 - 59         1.35% / 4          0.80% / 4
        60 - 64         1.45% / 4          0.90% / 4
        65 - 69         1.60% / 4          1.05% / 4
        70 - 74         1.00% / 4          0.65% / 4
        75 - 80         0.75% / 4          0.50% / 4

         You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 129. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 122. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 130. The charge varies by age group (see table below), and both Owners must be within the eligible age range.


         PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge             Maximum            Current
------------------- -------------------- ----------------
------------------- -------------------- ----------------
Ages    45 - 49          1.10% / 4          0.65% / 4
        50 - 54          1.25% / 4          0.80% / 4
        55 - 59          1.70% / 4          1.10% / 4
        60 - 64          1.70% / 4          1.10% / 4
        65 - 69          1.45% / 4          0.90% / 4
        70 - 74          1.00% / 4          0.60% / 4
        75 - 80          0.80% / 4          0.55% / 4

         You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 134. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 130. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.2375% of the GWB each calendar quarter (0.95% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 137.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the maximum annual charge.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 143. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 137. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.2875% of the GWB each calendar quarter (1.15% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 145.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.


         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.70%. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the maximum annual charge.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 152. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 145. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM") CHARGE. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up, you will pay 0.2375% of the GWB each Contract Quarter (0.95% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 153.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling
         Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.
         Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 160. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 153. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up, you will pay 0.3125% of the GWB each Contract Quarter (1.25% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 163.

         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling
         Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.
         Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.85%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 170. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 163. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE.

         If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up, you will pay 0.1625% of the GWB each Contract Quarter (0.65% annually). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172.

         We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 179.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.20%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
         183. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 172. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE.

         If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up, you will pay 0.20% of the GWB each Contract Quarter (0.80% annually). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185.

         We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 193.

         Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50%. We may also change the charge when there is a Step-Up on or after the eleventh Contract Anniversary, again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
         197. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 185. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

                        Annual Charge         Maximum        Current
-                       ------------------- ------------- ------------
                        ------------------- ------------- ------------
                          Ages    60 - 64      1.30% / 4     0.90% / 4
                                  65 - 69      0.85% / 4     0.60% / 4
                                  70 - 74      0.60% / 4     0.50% / 4
                                  75 - 80      0.50% / 4     0.40% / 4

                  You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                          Annual Charge         Maximum       Current
                          ------------------- ------------- ------------
                          ------------------- ------------- ------------
                          Ages    60 - 64        1.30%         0.90%
                                  65 - 69        0.85%         0.60%
                                  70 - 74        0.60%         0.50%
                                  75 - 80        0.50%         0.40%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30,2005, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 204. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 199. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 207. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:

                           Annual Charge        Maximum        Current
                           ------------------ ------------- --------------
                           ------------------ ------------- --------------
                           Ages    50 - 54     0.85% / 4      0.65% / 4
                                   55 - 59     0.65% / 4      0.50% / 4
                                   60 - 64     0.50% / 4      0.35% / 4
                                   65 - 69     0.35% / 4      0.25% / 4
                                   70 - 74     0.30% / 4      0.20% / 4
                                   75 - 80     0.20% / 4      0.15% / 4

                  You pay the applicable annual percentage of the GWB each calendar quarter. We deduct the charge from your Contract Value pro rata over each applicable Investment Division and the Fixed Account. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:

                          Annual Charge         Maximum       Current
                          ------------------- ------------- ------------
                          ------------------- ------------- ------------
                          Ages    50 - 54        0.85%         0.65%
                                  55 - 59        0.65%         0.50%
                                  60 - 64        0.50%         0.35%
                                  65 - 69        0.35%         0.25%
                                  70 - 74        0.30%         0.20%
                                  75 - 80        0.20%         0.15%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 211. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 207. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 74 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45%, subject to a maximum of 0.70% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30%, subject to a maximum of 0.50% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE:
                  EFFECTIVE JANUARY 16, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55%, subject to a maximum of 0.80% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40%, subject to a maximum of 0.60% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (subject to certain exclusions) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                 * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                 * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds. For more information, please see the "Fund Operating Expenses" table beginning on page 17.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

         Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three-Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 *     National Planning Corporation,

                 *     SII Investments, Inc.,

                 *     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 *     Investment Centers of America, Inc., and

                 *     Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 *     $5,000 under most circumstances

                 *     $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:
                 *     $500 for a qualified or non-qualified plan

                 *     $50 for an automatic payment plan

                 * You can pay additional premiums at any time during the accumulation phase; however, if the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. Similarly, if the Guaranteed Minimum Accumulation Benefit is elected, no premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. We also refuse the right to refuse any premium payment. There is a $100 minimum balance requirement for each Investment Division and Fixed Account. We reserve the right to restrict availability or impose restrictions on the Fixed Account and the GMWB Fixed Account.


         MAXIMUM PREMIUMS:
                 * The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB, the GMAB or any GMWBs.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or the Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         Although more than 18 Investment Divisions, the Fixed Account and the GMWB Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 172. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 185.


         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% (if elected PRIOR TO JANUARY 16, 2007), 4% or 5% of your payment, depending upon which Contract Enhancement you have elected. If the 5% Contract Enhancement is elected, no premium will be accepted after the first Contract Year. There is a charge, described above, that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will also impose a Contract Enhancement recapture charge if you


                 * make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

                 *     elect to receive payment under an income option, or

                 * return your Contract during the Free Look period. (If you elected the 5% Contract Enhancement and return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy required minimum distributions of the Internal Revenue Code. For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium, based on the completed years (12 months) since the receipt of premiums. (See example 2 in Appendix B for an illustration.) If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.


         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

                 *     death benefits computed on the basis of Contract Value;

                 * withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

                 * withdrawals necessary to satisfy the required minimum distributions of the Internal Revenue Code;

                 *     if permitted by your state, withdrawals under our:


                            *   Terminal Illness Benefit;
                            *   Specified Conditions Benefit; or
                            *   Extended Care Benefit.  (See page 72 below.)


         You may NOT elect the 3% (no longer offered AS OF JANUARY 16, 2007), 4% or 5% Contract Enhancement endorsements with the 20% Additional Free Withdrawal option or with the Guaranteed Minimum Accumulation Benefit.

         For Contracts issued BEFORE MAY 1, 2006, the Three-year Withdrawal Schedule could not be elected with the 20% Additional Free Withdrawal option.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. There is no charge for the Capital Protection Program. You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


         If you elect the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect. In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV)(as defined below) at the end of a Guarantee Period, regardless of your Contract Value. IF YOU ELECT THIS GMAB ENDORSEMENT, NO PREMIUM WILL BE ACCEPTED MORE THAN 90 DAYS AFTER THE ISSUE DATE OF THE CONTRACT WHILE THE GMAB IS IN EFFECT. ALSO, YOU MAY NOT ELECT tHE GMAB IN COMBINATION WITH ANY CONTRACT ENHANCEMENT, GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB). IN ADDITION, THE GMAB CANNOT BE ADDED AFTER A CONTRACT'S ISSUE DATE. Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect. We may further limit the availability of this GMAB optional endorsement.

         GUARANTEED VALUE. This benefit's GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period. If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial premium payment, net of any applicable taxes. If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (SUBJECT TO A MAXIMUM OF $5 MILLION). (Please see example 2 in Appendix D for an illustration.) No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, THE PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


         For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent premium payments and decreased by any subsequent partial withdrawals, as described above. For more information regarding the GMAB charge, please see "Guaranteed Minimum Accumulation Benefit Charge" beginning on page 39.


         THE GV CAN NEVER BE MORE THAN $5 MILLION.

         GUARANTEE PERIOD. The Guarantee Period is the time period at the end of which the GV is guaranteed. The Guarantee Period currently available is ten Contract Years. The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period. If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

         REQUIRED ALLOCATION. On the endorsement's effective date, we automatically allocate a certain percentage of your premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract's Issue Date) to the GMAB Fixed Account. The remaining premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current premium allocation you have selected for your Contract.

         The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period. We anticipate the required allocation percentage of premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%. The required allocation percentage may vary, however, from this stated range. Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower. When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

         The required allocation percentage is declared by the Company in advance and may also vary by state. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state. Our contact information is on the cover page of this prospectus.

         GUARANTEED MINIMUM ACCUMULATION BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement. You may not allocate additional monies to this fixed account. The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period. The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period. The interest rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period. The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period. The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account. The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum. Generally, the Excess Interest Adjustment will increase your GMAB Fixed Account value when current new business rates are lower than the rate then being credited and will decrease your GMAB Fixed Account value when current new business rates are higher than the rate then being credited.

         Also, there will be no Excess Interest Adjustment when the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited by less than 0.50%. This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

         There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals. In no event will the amount we pay on a total withdrawal from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value.

         Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract's provisions. These charges will not reduce the GV. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

         At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value. This additional amount will be allocated within the Contract based on the current premium allocation for the Contract. The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period. If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         RE-ELECTION. The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered. If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements. The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established. In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value. THE GV CAN NEVER BE MORE THAN $5 MILLION. The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election. The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

         TRANSFERS. While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract. The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

         Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise. The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option. As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

         Transfers to or from the GMAB Fixed Account will not count against your Contract's 15 free transfers provision. The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period. Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

         SUBSEQUENT PREMIUMS. If the GMAB is elected on the Contract's Issue Date, all premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue. All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account. In other words, only one GMAB Fixed Account will exist on a single Contract at a time. As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium. Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

         The GV will be increased by any subsequent premium payments, net of any applicable premium taxes (subject to a maximum of $5 million). (Please see example 2 in Appendix D for an illustration.)

         No additional premium payments are allowed more than 90 days after the Contract's Issue Date while the GMAB is in effect.

         PARTIAL WITHDRAWALS. Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions. The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.


         Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal. This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the PARTIAL WITHDRAWAL MAY REDUCE THE GV BY A DOLLAR AMOUNT THAT IS GREATER THAN THE DOLLAR AMOUNT WITHDRAWN. (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.


         While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

         SPOUSAL CONTINUATION. If any Owner dies before a Contract with the GMAB is annuitized, the Contract's death benefit is still payable; however, the GMAB terminates without value. Alternatively, the Contract allows a Beneficiary who is a deceased Owner's spouse to continue the Contract, retaining all rights previously held by the Owner. If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation. The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable. Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

         TERMINATION. The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period. The GMAB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

         Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current premium allocation for the Contract.

         CONTRACT VALUE IS ZERO. If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate. In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value. The GV will be paid in a lump sum within 60 days after the termination date.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

                 * determining the total amount of assets held in the particular Investment Division;

                 * subtracting any asset-based charges and taxes chargeable under the Contract; and

                 * dividing this amount by the number of outstanding Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

                 *     limiting the number of transfers over a period of time;

                 *     requiring a minimum time period between each transfer;

                 * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

                 * limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

                 *     by making either a partial or complete withdrawal,

                 *     by electing the Systematic Withdrawal Program,

                 *     by electing a Guaranteed Minimum Withdrawal Benefit, or

                 *     by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 36.


         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

         With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.


         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 227.

         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

                 * Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

                 * SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:


                            *    Heart attack

                            *    Stroke

                            *    Coronary artery surgery

                            *    Life-threatening cancer

                            *    Renal failure or

                            *    Alzheimer's disease; and


                 * EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account (subject to certain exclusions) and the GMWB Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.


         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

         If you purchased your Contract PRIOR TO MAY 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option.


         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (subject to certain exclusions), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% (no longer offered as of January 16, 2007), 4% or 5% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsections beginning on page 163. and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 185.)

                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


         The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.


         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 229 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

                                       - or -

                  For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which this endorsement was added BEFORE MAY 2, 2005, 7% of the greater of:

                     1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                     2.     the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMD) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the
                                greater of:
                                * 7% of the new GWB; OR
                                * The GAWA before the Step-Up.
                                ------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

                 * For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are he Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.


                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

              *       The Owner's (or any joint Owner's) death;

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA is recalculated, equaling the lesser of:
                                    * The GAWA before the withdrawal; OR
                                    * The GWB after the withdrawal.

                                ------------------------------------------------


         You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR, EXCEEDS      * Contract Value after the withdrawal less
THE GREATER OF THE GAWA OR RMD,       any recapture charge on any Contract
AS APPLICABLE -                       Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser of:
                                    * The GAWA before the withdrawal; OR
                                    * The GWB after the withdrawal; OR
                                    * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received after the
                                first withdrawal, the GAWA is also recalculated, increasing by:
                                     * The GAWA percentage multiplied
                                       by the subsequent premium
                                       payment net of any applicable
                                       premium taxes; OR
                                     * The GAWA percentage multiplied
                                       by the increase in the GWB - IF
                                       THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.

                                The GAWA is recalculated, equaling the
                                lesser of:
                                    * THE GAWA BEFORE THE PAYMENT; OR
                                    * The GWB after the payment.

                                ------------------------------------------------


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The first date both the GWB and the Contract Value equals zero; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

         On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the
         Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


                 * the GWB prior to the partial withdrawal less the partial withdrawal; or

                 *     zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract before MARCH 31, 2008, the GWB is equal to the lesser of:


                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.



         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract before MARCH 31, 2008, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal or

                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

         CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary two years after your endorsement's effective date. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

         With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Since the Contract Value includes any previously applied Contract Enhancement, we subtract any applicable recapture charge from the Contract Value to calculate the new GWB under the new endorsement; therefore, in calculating the new GWB, a recapture charge associated with any Contract Enhancement will reduce the new GWB below the Contract Value at conversion. (See Example 1c in Appendix E.) Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future.

         There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting to AutoGuard 6 may be advantageous if you desire a higher GAWA percentage of 6%, which is allowed under AutoGuard 6, as opposed to your current GAWA percentage of 5%. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

         Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom or LifeGuard Freedom with Joint Option may be advantageous if you desire annual Step-Ups of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income verses a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom with Joint Option.

         Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion.

         Please consult your representative to be sure whether a conversion is right for you.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions
         (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


                 * the GWB prior to the partial withdrawal less the partial withdrawal; or
                 *     zero.


         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER MARCH 31, 2008, the GAWA is equal to the lesser of:

                 * the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                 *     the GWB after the partial withdrawal.

         The Excess Withdrawal is defined to be the lesser of:

                 *     the total amount of the current partial withdrawal, or

                 * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract before MARCH 31, 2008, the GWB is equal to the lesser of:


                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your contract before MARCH 31, 2008, the GAWA is equal to the lesser of:


                 *     the GAWA prior to the partial withdrawal,or
                 *     the GWB after the partial withdrawal, or
                 * 6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


         For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED above. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

         PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance
         (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E). THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

                 * the GWB prior to the partial withdrawal less the partial withdrawal; or

                 *     zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

                 * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                 * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

                 *     the GAWA prior to the partial withdrawal; or

                 *     the GWB after the partial withdrawal; or

                 * 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

         TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 5 AND 6 FOR THE STEP-UPS AND EXAMPLES 8 AND 9 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         . For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * 5% of the Contract Value after the
                                      withdrawal less the recapture charge on
                                      any Contract Enhancement; OR
                                    * The greater of 5% of the GWB after the
                                      withdrawal, or zero.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                The GAWA is also recalculated, increasing by:
                                   * 5% of the premium net of any applicable
                                     premium taxes; OR
                                   * 5% of the increase in the GWB - IF THE
                                     MAXIMUM GWB IS hit.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                -- ---- ----------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less the
                                      payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before, or the GWB after, the
                                      payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                       * Upon the Owner's death, the For Life Guarantee is void.

                       * Only the GWB is payable while there is value to it
                         (until depleted).

                       * Step-Ups will continue automatically or as permitted;
                         otherwise, the above rules for Step-Ups apply.

                       * Contract Anniversaries will continue to be based
                         on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.



         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                       The GWB is the guaranteed amount available for future periodic withdrawals.

                 * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------


                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * 5% of the Contract Value after the
                                      withdrawal less the recapture charge on
                                      any Contract Enhancement; OR
                                    * The greater of 5% of the GWB after the
                                      withdrawal, or zero.
                                ------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawal in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                   * The GWB before the payment less
                                     the payment; OR
                                   * Zero.

                                The GAWA:
                                   * Is unchanged SO LONG AS THE FOR LIFE
                                     GUARANTEE IS IN EFFECT; OTHERWISE
                                   * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee isvoid.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


       -------------------------------------------------------------------------
       The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
       -------------------------------------------------------------------------

             * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

             * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                       * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                       * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

             * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

             * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

       THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

       The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

             * The tenth Contract Anniversary after the effective date of the endorsement;

             * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

             *   The date Contract Value is zero.

       Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

       The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

       When the bonus is applied:

             * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

             * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

       Applying the bonus to the GWB does not affect the Bonus Base.
       -------------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 8 FOR THE FOR LIFE GUARANTEES.


         PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

                 * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB,. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before the withdrawal, or the
                                      GWB after the withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * 5% of the Contract Value after the
                                      withdrawal less the recapture charge on
                                      any Contract Enhancement; OR
                                    * The greater of 5% of the GWB after the
                                      withdrawal, or zero.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the
                                greater of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.
                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before, or the GWB after, the
                                      payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
              ------------------------------------------------------------------

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                   *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.


              When the bonus is applied:

                   *    The GWB is recalculated, increasing by 5% of the Bonus
Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.


         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.


         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB)(THE GMIB IS NO LONGER OFFERED AS OF JANUARY 16, 2007) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.


         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE             less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB
                                      before the withdrawal less
                                      the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * 5% of the Contract Value after the
                                      withdrawal less any recapture charge on
                                      any Contract Enhancement; OR
                                    * The greater of 5% of the GWB after the
                                      withdrawal, or zero.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the
                                greater of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see pages 122 and 123 for information regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.
                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                                 If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            *    A new joint Owner may not be added in a
                                 non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007, if the spousal Beneficiary elects to continue the Contract without the GMWB;

                 * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEE.


         PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        applicable recapture charge on any Contract
ANNIVERSARY -                   Enhancement.

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value from the GWB when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                  ----------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS            * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE              less the withdrawal; OR
GAWA -                               * Zero.

                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                     lesser of the GAWA before the
                                     withdrawal, or the GWB after
                                     the withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GAWA -                    any recapture charge on any Contract
                                      Enhancement; OR
                                    * The greater of the GWB before
                                      the withdrawal less the
                                      withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * 5% of the Contract Value after the
                                      withdrawal less the recapture charge on
                                      any Contract Enhancement; OR
                                    * The greater of 5% of the GWB after the
                                      withdrawal, or zero.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 228.


         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.


         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                     *  5% of the new GWB; OR
                                     *  The GAWA before the Step-Up.
                                ------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.
         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before, or the GWB after,
                                      the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                            * Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    A new joint Owner may not be added if a
                                 surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of any joint Owner, UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                   * The tenth Contract Anniversary after the effective date of the endorsement;

                   * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                   *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.


              When the bonus is applied:

                   *    The GWB is recalculated, increasing by 5% of the Bonus
                        Base.

                   * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -
                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:


                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal less
                                      the recapture charge on any Contract
                                      Enhancement; OR
                                    * The GAWA percentage multiplied by the GWB
                                      after the withdrawal.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   *   The GAWA percentage multiplied
                                       by the subsequent premium
                                       payment net of any applicable
                                       premium taxes; OR
                                   *   The GAWA percentage multiplied
                                       by the increase in the GWB - IF
                                       THE MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum).

                                If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                     * If there are joint Owners, the GAWA
                                       percentage is recalculated based on
                                       the oldest joint Owner.
                                     * The GAWA percentage will not be
                                       recalculated upon step-ups following
                                       Spousal Continuation.

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.
                                ------------------------------------------------


         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                   * The GWB before the payment less
                                     the payment; OR
                                   * Zero.

                                The GAWA:
                                   * Is unchanged SO LONG AS THE FOR LIFE
                                     GUARANTEE IS IN effect; OTHERWISE
                                   * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.
                                ------------------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
 CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.
                                ------------------------------------------------

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:


                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated, equaling the lesser
                                of:
                                    * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal less
                                      the recapture charge on any Contract
                                      Enhancement; OR
                                    * The GAWA percentage
                                      multiplied by the GWB after
                                      the withdrawal.
                                ------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                applicable premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA is
                                also recalculated, increasing by:
                                    *  The GAWA percentage multiplied
                                       by the subsequent premium
                                       payment net of any applicable
                                       premium taxes; OR
                                    *  The GAWA percentage multiplied
                                       by the increase in the GWB - IF
                                       THE MAXIMUM GWB IS HIT.
                               -------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value (subject to a $5
                                million maximum). If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.
                                     *   The GAWA percentage will not be
                                         recalculated upon step-ups following
                                         Spousal Continuation if the spouse
                                         electing Spousal Continuation is not a
                                         Covered Life.

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.
                                ------------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 145 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.
                                ------------------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation..

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

              OR

              * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -
                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE             less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before the
                                      withdrawal, or the GWB after
                                      the withdrawal.

                                ------------------------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal, OR
                                        o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   * The GAWA percentage multiplied
                                     by the subsequent premium
                                     payment net of any applicable
                                     premium taxes; OR
                                   * The GAWA percentage multiplied
                                     by the increase in the GWB - IF
                                     THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS            * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE              before the withdrawal less the
GREATER OF THE GAWA OR RMD,            withdrawal; OR
AS APPLICABLE -                      * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,               * The quarterly adjusted
EXCEEDS THE GREATER OF THE             Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -           partial withdrawal, first
                                       reduced dollar-for-dollar for
                                       any portion of the partial
                                       withdrawal not defined as an
                                       Excess Withdrawal (see above),
                                       then reduced in the same
                                       proportion that the Contract
                                       Value is reduced by the Excess
                                       Withdrawal; OR
                                     * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            *    Step-Ups will continue as permitted in
                                 accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------

           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 *   The GWB is recalculated, increasing by 7% of the Bonus
                     Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

           ---------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -
                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract Enhancement.
ANNIVERSARY -
                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE             less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE
                                      GUARANTEE IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before the
                                      withdrawal, or the GWB after
                                      the withdrawal.

                                ------------------------------------------------


         The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal, OR
                                        o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, or

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT            The GWB is recalculated, increasing by the
PREMIUM PAYMENT ON THE          amount of the premium net of any applicable
CONTRACT -                      premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                    * The GAWA percentage multiplied
                                      by the subsequent premium
                                      payment net of any applicable
                                      premium taxes; OR
                                    * The GAWA percentage multiplied
                                      by the increase in the GWB -
                                      IF THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                 -----------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS           * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE             before the withdrawal less the
GREATER OF THE GAWA OR RMD,           withdrawal; OR
AS APPLICABLE -                     * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,              * The quarterly adjusted
EXCEEDS THE GREATER OF THE            Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -          partial withdrawal, first
                                      reduced dollar-for-dollar for
                                      any portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 163 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                   * The GWB before the payment less
                                     the payment; OR
                                   * Zero.

                                The GAWA:
                                   * Is unchanged SO LONG AS THE FOR LIFE
                                     GUARANTEE IS IN effect; OTHERWISE
                                   * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                            *  A new joint Owner may not be added in a
                               non-qualified Contract if a surviving spouse continues the Contract.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                            In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                 * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

                 * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


           ---------------------------------------------------------------------

           The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

           ---------------------------------------------------------------------


                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                            * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                            * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

           THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

           The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                 *   The date Contract Value is zero.

           Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

           The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

           When the bonus is applied:

                 *   The GWB is recalculated, increasing by 7% of the Bonus
                     Base.

                 * If the Bonus is applied after the first withdrawal, the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

           Applying the bonus to the GWB does not affect the Bonus Base.

           ---------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

         This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -
                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -
                                The GAWA is determined based on the
                                Owner's attained age at the time of
                                first withdrawal and equals the GAWA
                                percentage multiplied by the GWB prior
                                to the partial withdrawal. See the
                                GAWA percentage table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.

                                ------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                     portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal (see
                                          below), OR
                                        o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.
                       (See Example 3 in Appendix E.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                If the premium payment is received
                                after the first withdrawal, the GAWA
                                is also recalculated, increasing by:
                                   * The GAWA percentage multiplied
                                     by the subsequent premium
                                     payment net of any applicable
                                     premium taxes; OR
                                   * The GAWA percentage multiplied
                                     by the increase in the GWB - IF
                                     THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS           * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE             before the withdrawal less the withdrawal;
GREATER OF THE GAWA OR RMD,           OR
AS APPLICABLE -                     * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,              * The quarterly adjusted
EXCEEDS THE GREATER OF THE            Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -          partial withdrawal, first
                                      reduced dollar-for-dollar for
                                      any portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GMWB death benefit before the
LESS THAN OR EQUAL TO THE             withdrawal less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GMWB death benefit prior
EXCEEDS THE GREATER OF THE            to the partial withdrawal,
GAWA OR RMD, AS APPLICABLE -          first reduced
                                    dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.



                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                   * The GWB before the payment less
                                     the payment; OR
                                   * Zero.
                                The GAWA:
                                   * Is unchanged SO LONG AS THE FOR LIFE
                                     GUARANTEE IS IN effect; OTHERWISE
                                   * Is recalculated, equaling the
                                     lesser of the GAWA before, or
                                     the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * The GMWB death benefit is void and will not be included in the continuation adjustment.

                            *   The GWB adjustment provision is void.

                            *   The Bonus provision is void.

                            * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the duration since the effective date of the GMWB endorsement.

                            *   If the GAWA percentage has not yet been
                                determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------

              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

              ------------------------------------------------------------------


                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract year during the Bonus Period causes the bonus not be applied.

              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 6% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

              ------------------------------------------------------------------


         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

         This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

         THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX E, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

              * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

              OR

              * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB depends on when this GMWB is added to the Contract (as explained below).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -
                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Issue Date.

                                ------------------------------------------------


                                ------------------------------------------------

WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
CONTRACT ON ANY CONTRACT        recapture charge on any Contract Enhancement.
ANNIVERSARY -
                                The GAWA is determined based on the
                                youngest Covered Life's attained age
                                at the time of first withdrawal and
                                equals the GAWA percentage multiplied
                                by the GWB prior to the partial
                                withdrawal. See the GAWA percentage
                                table below.

                                The For Life Guarantee becomes
                                effective on the Contract Anniversary
                                on which the endorsement is added.

                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP
         IS:

                                        Ages             GAWA Percentage

                                 ------------------- ------------------------
                                 ------------------- ------------------------

                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal less the
LESS THAN OR EQUAL TO THE             withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN effect; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.

                                ------------------------------------------------


         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GWB prior to the partial
EXCEEDS THE GREATER OF THE            withdrawal, first reduced
GAWA OR RMD, AS APPLICABLE -          dollar-for-dollar for any
                                     portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see
                                      below), then reduced in the
                                      same proportion that the
                                      Contract Value is reduced by
                                      the Excess Withdrawal; OR
                                    * Zero.

                                The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is
                                      in force, the GAWA prior to
                                      the partial withdrawal is
                                      reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is
                                      not in force, the GAWA is
                                      equal to the lesser of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal (see
                                          below), OR
                                        o The GWB after the withdrawal.

                                ------------------------------------------------


         The Excess Withdrawal is defined to be the lesser of:

                 *     The total amount of the current partial withdrawal, OR

                 * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

         Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------


         GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

         The GWB Adjustment Date is the later of:

                 * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

                 * The 10th Contract Anniversary following the effective date of this endorsement.

         The GWB adjustment is determined as follows:

                 * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                 * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix E.)

                 * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.
                       (See Example 3 in Appendix E.)

         If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

         PREMIUMS.


                                ------------------------------------------------

WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                 If the premium payment is received
                                 after the first withdrawal, the GAWA
                                 is also recalculated, increasing by:
                                    *   The GAWA percentage multiplied
                                        by the subsequent premium
                                        payment net of any applicable
                                        premium taxes; OR
                                    *   The GAWA percentage multiplied
                                        by the increase in the GWB - IF
                                        THE MAXIMUM GWB IS HIT.

                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


                                ------------------------------------------------

WITH A STEP-UP -                The GWB equals the highest quarterly Contract
                                Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                If the Step-Up occurs after the first
                                withdrawal, the GAWA is recalculated, equaling the greater of:
                                     * The GAWA percentage multiplied by the
                                       new GWB, OR
                                     * The GAWA prior to Step-Up.

                                ------------------------------------------------


         The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

         Partial withdrawals will affect the quarterly adjusted Contract Value as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR, IS           * The quarterly adjusted Contract Value
LESS THAN OR EQUAL TO THE             before the withdrawal less the withdrawal;
GREATER OF THE GAWA OR RMD,           OR
AS APPLICABLE -                     * Zero.

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE        equal to the greater of:
CURRENT CONTRACT YEAR,              * The quarterly adjusted
EXCEEDS THE GREATER OF THE            Contract Value prior to the
GAWA OR RMD, AS APPLICABLE -          partial withdrawal, first
                                      reduced dollar-for-dollar for
                                      any portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

         Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

         Partial withdrawals will affect the GMWB death benefit as follows:


                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GMWB death benefit before the
LESS THAN OR EQUAL TO THE             withdrawal less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -

                                ------------------------------------------------

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR,              * The GMWB death benefit prior
EXCEEDS THE GREATER OF THE            to the partial withdrawal,
GAWA OR RMD, AS APPLICABLE -          first reduced
                                      dollar-for-dollar for any
                                      portion of the partial
                                      withdrawal not defined as an
                                      Excess Withdrawal (see above),
                                      then reduced in the same
                                      proportion that the Contract
                                      Value is reduced by the Excess
                                      Withdrawal; OR
                                    * Zero.

                                ------------------------------------------------


         THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.). The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

         TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix F. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

         Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable. There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

         Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix F for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

         For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

         In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

         Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 -
         0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

         To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

         For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E. Please also see the Transfer of Assets Methodology in Appendix F, which contains the non-discretionary formulas.

         By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

         Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

         Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

         Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.


                                ------------------------------------------------

AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less
                                      the payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS IN effect; OTHERWISE
                                    * Is recalculated, equaling the
                                      lesser of the GAWA before, or
                                      the GWB after, the payment.

                                ------------------------------------------------


         Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

                                If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

                            * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

                            * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

                                If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

                            *   Step-Ups will continue as permitted in
                                accordance with the Step-Up rules above.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            * The Liability factors for the transfer of assets formulas (see Appendix F) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

                            * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                            * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

                            * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                            * The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------

              The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

              ------------------------------------------------------------------


                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   *   The date the Contract Value is zero.

              This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

              When the bonus is applied:

                   *   The GWB is recalculated, increasing by 7% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.

              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THIS GMWB.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 *      The Owner's life (the "For Life Guarantee");

                             The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                             So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

                           * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------


                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA equals 5% of the GWB.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distributions under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)


         For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        greater of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO THE             less the withdrawal; OR
GREATER OF THE GAWA OR RMD,         * Zero.
AS APPLICABLE -
                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS valid; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                   ---------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the
PRIOR WITHDRAWALS IN THE        lesser of:
CURRENT CONTRACT YEAR,              * Contract Value after the withdrawal less
EXCEEDS THE GREATER OF THE            any recapture charge on any Contract
GAWA OR RMD, AS APPLICABLE -          Enhancement; OR
                                    * The greater of the GWB before the
                                      withdrawal less the withdrawal, or zero.

                                The GAWA is recalculated BECAUSE THE
                                FOR LIFE GUARANTEE IS INVALIDATED,
                                equaling the lesser of:
                                   * The GAWA before the withdrawal;
                                   * The GWB after the withdrawal; OR
                                   * 5% of the Contract Value
                                     after the withdrawal less
                                     the recapture charge on any
                                     Contract Enhancement.
                                ------------------------------------------------


         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page
         21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawal may be subject to a withdrawal charge.


             -------------------------------------------------------------------
             RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

             Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2006 and 2007 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


             AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

             EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX E, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.

             -------------------------------------------------------------------


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the
CONTRACT VALUE IS ZERO -        greater of:
                                    * The GWB before the payment less the
                                      payment; OR
                                    * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS VALID; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before, and the GWB after,
                                      the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                             * Upon the Owner's death, the For Life Guarantee is void.

                             * Only the GWB is payable while there is value to it (until depleted).

                             * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                             * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.
                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date of the endorsement;

                     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                     *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.


              When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX E SUPPLEMENT THE DESCRIPTION OF THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.


         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

                 *      The Owner's life (the "For Life Guarantee");

                             The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                             So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                 OR

                 * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                             The GWB is the guaranteed amount available for future periodic withdrawals.

                 * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT), THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO      The GWB equals initial premium net of any
THE CONTRACT ON THE ISSUE       applicable premium taxes.
DATE -

                                The GAWA equals 4% of the GWB.
                                ------------------------------------------------


                                ------------------------------------------------
WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract Enhancement.
ANNIVERSARY -

                                The GAWA equals 4% of the GWB.
                                ------------------------------------------------


         Contract Enhancements and the corresponding recapture charges are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. This is why premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract. (See Example 1 in Appendix E.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than the GAWA. The two tables below clarify what happens in either instance.

                                ------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, IS           * The GWB before the withdrawal
LESS THAN OR EQUAL TO                 less the withdrawal; OR
THE GAWA -                          * Zero.

                                The GAWA:
                                    * Is unchanged SO LONG AS THE FOR LIFE
                                      GUARANTEE IS VALID; OTHERWISE
                                    * Is recalculated, equaling
                                      the lesser of the GAWA
                                      before the withdrawal, or
                                      the GWB after the
                                      withdrawal.
                                ------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.


         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and in Example 5 in Appendix E). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                ------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL     The GWB is recalculated, equaling the lesser
PRIOR WITHDRAWALS IN THE        of:
CURRENT CONTRACT YEAR, EXCEEDS      * Contract Value after the withdrawal less
THE GAWA -                            any recapture charge on any Contract
                                      Enhancement; OR
                                    * The greater of the GWB
                                      before the withdrawal less
                                      the withdrawal, or zero.

                                The GAWA is recalculated BECAUSE THE
                                FOR LIFE GUARANTEE IS INVALIDATED,
                                equaling the lesser of:
                                    * The GAWA before the withdrawal;
                                    * The GWB after the withdrawal; OR
                                    * 4% of the Contract Value
                                      after the withdrawal less
                                      the recapture charge on any
                                      Contract Enhancement.
                                ------------------------------------------------


         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges, and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT" beginning on page 21. Withdrawals may be subject to a recapture charge on any Contract Enhancement. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 227.


         PREMIUMS.

                                ------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -       amount of the premium net of any applicable
                                premium taxes.

                                The GAWA is also recalculated, increasing by:
                                    * 4% of the premium net of any applicable
                                      premium taxes; OR
                                    * 4% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                ------------------------------------------------


         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                ------------------------------------------------
WITH A STEP-UP -                The GWB equals Contract Value.

                                The GAWA is recalculated, equaling the greater
                                of:
                                    * 4% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

                 * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

                 * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID AND THE CONTRACT IS STILL IN THE ACCUMULATION PHASE. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                ------------------------------------------------
AFTER EACH PAYMENT WHEN THE     The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -        of:
                                    * The GWB before the payment less the
                                      payment; OR
                                    * Zero.

                                The GAWA:
                                  * Is unchanged SO LONG AS THE FOR LIFE
                                    GUARANTEE IS VALID; OTHERWISE
                                  * Is recalculated, equaling
                                    the lesser of the GAWA
                                    before, and the GWB after,
                                    the payment.
                                ------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                             * Upon the Owner's death, the For Life Guarantee is void.
                             * Only the GWB is payable while there is value to it (until depleted).
                             * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.
                             * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                 * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 225.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly charge and all benefits cease on the earliest of:

                 *     The Income Date;

                 * The date of complete withdrawal of Contract Value (full surrender of the Contract);

                 * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                 * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                 * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 73 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         BONUS. The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


                 *     How the bonus is calculated;

                 * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                 *     For how long the bonus is available; and

                 * When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                     * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                     * The tenth Contract Anniversary after the effective date of the endorsement;

                     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                     *   The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.


              When the bonus is applied:

                     * The GWB is recalculated, increasing by 5% of the Bonus Base.

                     * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.
              ------------------------------------------------------------------


         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix E illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         If your Contract contains the GMAB, LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

         In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value. Similarly, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.


         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

                 * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

                 * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

                 * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

                 * the SEC, by order, may permit for the protection of Contract Owners.


         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.


                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

                 * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

                 * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

                 *     which income option you select; and

                 * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         If the assumed net investment rate is a lower percentage, for example, 3% versus 4.5% under a particular Annuity Option, the initial payment will be smaller if a 3% assumed net investment rate applies instead of a 4.5% assumed net investment rate, but, all other things being equal, the subsequent 3% assumed net investment rate payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.

         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD"). The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if

                 *     you elect it prior to your Contract's Issue Date;

                 *     the Annuitant is not older than age 75 on the Issue Date;
                       and

                 * you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

                 * the Income Date (if prior to the effective date of the GMIB);

                 * the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

                 *     the date you make a total withdrawal from the Contract;

                 * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

                 * if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitizations will be allowed.

         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

                 * all premiums you have paid (net of any applicable premium taxes); PLUS

                 * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

                 * an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.


         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.


         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.


         AND (B) IS THE GREATEST CONTRACT ANNIVERSARY VALUE COMPONENT AND IS EQUAL TO:


                 * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

                 * an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

                 * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

                 * any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

                 *     any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

                 * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

                 * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.


         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB will be discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations. Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.


         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB. YOU MAY ALSO NOT ELECT BOTH THE GMIB AND GMAB.

                                  DEATH BENEFIT


         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled. The effects of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

                 * your Contract Value on the date we receive all required documentation from your Beneficiary; or

                 * the total premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments), in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT ("EARNINGSMAX"). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).


         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" beginning on page 225). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).


         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

                 * if your Contract is in the income phase at the time of your death;

                 *     if there are no earnings in your Contract; or

                 * if your spouse exercises the Special Spousal Continuation Option (described below) and either

                             *   is age 76 or older at the Continuation Date or

                             * elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance, particularly with respect to the Investment Division, and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN AND IN WHAT STATE YOU APPLIED FOR THE CONTRACT, THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary. FOR CONTRACTS ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (c) your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                         (d) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  PLEASE NOTE: EFFECTIVE JANUARY 16, 2007, THE 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         219. We will not permit you to use multiple Contracts to try to circumvent this limitation.


                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or
                         (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or
                         (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
                         (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:

                         (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or
                         (b) total Net Premiums since your Contract was issued; or
                         (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or
                         (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum; or
                         (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes)subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits, can be paid under one of the following payout options:

                 *     single lump sum payment; or

                 * payment of entire death benefit within 5 years of the date of death; or

                 * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 225.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 216. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified Contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.


         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.


         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

                 *     paid on or after the date you reach age 59 1/2;

                 *     paid to your Beneficiary after you die;

                 * paid if you become totally disabled (as that term is defined in the Code);

                 * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

                 *     paid under an immediate annuity; or

                 *     which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

                 *     reaches age 59 1/2;

                 *     leaves his/her job;

                 *     dies;

                 *     becomes disabled (as that term is defined in the Code);
                       or

                 * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

                 * there was a written agreement providing for payments of the fees solely from the annuity Contract,

                 *     the Contract Owner had no liability for the fees, and

                 * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.


         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 80 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


         WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

                 (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;

                 (b)    a required minimum distribution;

                 (c)    a hardship withdrawal; or

                 (d)    the non-taxable portion of a distribution.

         JACKSON TAXATION

         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account Options from the one-year Fixed Account Option or any of the Investment Divisions. If the Fixed Account Options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ Fixed Account Option is a "source account" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account Options. The DCA+ Fixed Account Option is credited with an enhanced interest rate. If a DCA+ Fixed Account Option is selected, monies in the DCA+ Fixed Account Option will be systematically transferred to the Investment Divisions or other Fixed Account Options chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your Jackson representative with respect to the current availability of the Fixed Account Options and the availability of DCA+.

         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

                 *     the Contract Value, PLUS

                 * any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

                 *     any applicable Contract Enhancement recapture charges.


         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.


         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

                 * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

                 * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

                 * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

                 * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.


         LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

                 * Information we receive from you on applications or other forms;

                 *     Information about your transactions with us;

                 *     Information we receive from a consumer reporting agency;

                 * Information we obtain from others in the process of verifying information you provide us; and

                 * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)" "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.


"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND."


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities. o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History...............................................2

Services......................................................................5

Purchase of Securities Being Offered..........................................5


Underwriters..................................................................6

Calculation of Performance....................................................6

Additional Tax Information....................................................8

Annuity Provisions............................................................18

Net Investment Factor.........................................................19

Condensed Financial Information...............................................20

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

-------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

          * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

                * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

                *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

                * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

          * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

 THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
 -------------------------------------------------------------------------------

                                   APPENDIX B

            CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES


--------------------------------------------------------------------------------
EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                     44,886.36 : Premium 2 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 3 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                   100,000.00 : Premium
                        6.00% : Withdrawal Charge Year 4
                        5.00% : Contract Enhancement
                        3.00% : Recapture Charge Year 4
                        5.50% : Net Return

AT END OF YEAR 4
                   130,076.59 : Contract Value at end of year 4
                   100,000.00 : Net Withdrawal requested

                    30,076.59 : Earnings
                    76,838.91 : Premium withdrawn (grossed up to account for
                                Withdrawal Charge and Recapture Charge)
                   106,915.50 : Total Gross Withdrawal

                   106,915.50 : Total Gross Withdrawal
                    -4,610.33 : Withdrawal Charge
                    -2,305.17 : Recapture Charge
                   100,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE 4 USING THE BASE WITHDRAWAL CHARGE SCHEDULE
--------------------------------------------------------------------------------
                    10/1/2001
                   100,000.00 : Premium
                        7.00% : Withdrawal Charge Contribution Year 3
                        4.00% : Recapture Charge Contribution Year 3
                    12/1/2001
                   100,000.00 : Premium
                        8.00% : Withdrawal Charge Contribution Year 2
                        4.50% : Recapture Charge Contribution Year 2

                        5.00% : Contract Enhancement
                        0.00% : Net Return

                    11/1/2003
                   210,000.00 : Contract Value
                   150,000.00 : Net Withdrawal Requested

                    10,000.00 : Earnings
                    10,000.00 : Additional Free
                   100,000.00 : Premium 1 withdrawn (grossed up to account for
                                Withdrawal Charge and Recapture Charge)
                    46,857.14 : Premium 2 withdrawn (grossed up to account for
                                Withdrawal Charge and Recapture Charge)
                   166,857.14 : Total Gross Withdrawal

                   166,857.14 : Total Gross Withdrawal
                    -7,000.00 : Withdrawal Charge from Premium 1
                    -4,000.00 : Recapture Charge from Premium 1
                    -3,748.57 : Withdrawal Charge from Premium 2
                    -2,108.57 : Recapture Charge from Premium 2
                   150,000.00 : Total Net Withdrawal
--------------------------------------------------------------------------------





                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.



1717 Capital Management Co.                Capital Investment Group                FNB Brokerage Services
1st Discount Brokerage Inc.                Capital Strategies Financial            Foothill Securities Inc.
1st Global Capital Corporation             Capwest Securities Inc.                 Fortune Financial Services
1st Worldwide Financial Partners           Centaurus Financial Inc.                Founders Financial Securities
A G Edwards & Sons                         Century Securities                      FSC Securities Corporation
Advanced Advisor Group LLC                 CFD Investments Inc.                    Fulcrum Securities Inc.
AFS Brokerage Inc.                         Chevy Chase Securities Inc.             GA Repple & Company
AIG Financial Advisors                     Choice Investments Inc.                 Geneos Wealth Management Inc.
American General Securities                Colonial Brokerage Inc.                 Gilman Ciocia
American Investment                        Colonial Investments Services           Great American Advisors Inc.
American Portfolios Financial Services     Commonwealth Financial Network          Great Nation Investment Corp
Ameritas Investment Corp                   Countrywide Investment Service          Gunn Allen Financial Inc.
Askar Corp                                 Crowell Weedon & Co                     GW Sherwold
Associated Securities Corp                 Crown Capital Securities LP             GWN Securities Inc.
Axa Advisors LLC                           Cue Financial Group                     H Beck Inc.
B C Ziegler & Company                      Cumberland Brokerage Corp               H D Vest Investment Securities
Bancwest Investment Services Inc.          CUSO Financial Services                 H&R Block Financial Advisors
BB&T Investment Services Inc.              Despain Financial Corporation           H.S. Dent
BCG Securities                             E Planning Securities Inc.              Haas Financial Products
Beneficial Investment Services             Equable Securities Corp                 Hantz Financial Services
Bentley Lawrence Securities                Equitas America                         Harbour Investment Inc.
BI Investments                             ESI Financial                           Harvest Capital LLC
BOSC, Inc.                                 Fenwick Securities                      Harvest Companies
Brecek & Young Advisors Inc.               Ferris Baker Watts Inc.                 HBW Securities
Brewer Financial Services                  FFP Securities Inc.                     Heim Young & Associates Inc.
Broker Dealer Financial Services Corp      Fifth Third Securities                  Heritage Study Group
Brookstone Securities                      Financial Network Investment            Hornor Townsend & Kent Inc.
Brookstreet Securities Corp                Financial Security Management           HSBC
Bueter & Company Inc.                      Financial Services                      Huckin Financial Group Inc.
Butler Freeman Tally Group Financial       Financial West Investment Group         Huntleigh Securities Corp
Cadaret Grant & Company                    First Allied Securities                 ICBA Financial Services
Calton & Associates Inc.                   First Brokerage American LLC            IFMG Securities
Cambridge Investment Research              First Financial Equity                  IMS Securities
Capital Analysts Inc.                      First Heartland Capital Inc.            Independent Financial Group
Capital Financial Services                 First Merit                             Indiana Merchant Banking



Infinex Investments Inc.                   Main Street Securities                  Packerland Brokerage Services
ING Financial                              Medallion Investment Services           Park Avenue Securities
Institutional Securities Corp              Michigan Securities Inc.                Peak Securities
Inter Securities Inc.                      Mid Atlantic Securities Inc.            Pension Planners Securities
Intercarolina Financial Services           Midwest Financial & Inv Services        Peoples Securities
Intervest International Equities Corp      Milkie/Ferguson Investments             PFIC Securities
Invest Financial Corporation               MML Investors Services Inc.             Planmember Securities
Investacorp Inc.                           Money Concepts Capital Corp             Prime Capital Services Inc.
Investment Centers of America, Inc.        Money Management Advisory               Prime Vest Financial Services
Investment Professionals Inc.              Moors & Cabot Inc.                      Princor Financial Services Corp
Investors Capital Corp                     Morgan Keegan                           Pro Equities Inc.
Investors Security Co Inc.
J P Turner & Co LLC                        Morgan Peabody Inc.                     Professional Asset Management
J W Cole Financial Inc.                    MTL Equity Products Inc.                Purshe Kaplan Sterling Investments
Janney Montgomery Scott LLC                Multi-Financial Securities Corp         QA3 Financial Corporation
Jefferson Pilot Securities Corp            Mutual Service Corporation              Questar Capital Corporation
Jesup & Lamont Securities Corp             MWA Financial Services Inc.             R.L. Harger & Associates Inc.
JJB Hilliard WL Lyons Inc.                 National Planning Corporation           Raymond James Financial
JRL Capital Corporation                    National Securities Corp                RBC Dain Rauscher Inc.
KCD Financial                              New Alliance Investments Inc.           Regal Securities Inc.
Kenai Investments Inc.                     New England Securities                  Resource Horizons Group
Key Investments                            Newbridge Securities Corp               River Stone Wealth Management
KMS Financial Services                     Next Financial Group Inc.               RMIN Securities Inc.
Koehler Financial LLC                      NFP Securities Inc.                     RNR Securities LLC
Kovack Securities Inc.                     North Atlantic Securities LLC           Robert W Baird & Co Inc.
Labrunerie Financial Inc.                  Northridge Securities Corp              Royal Alliance Associates Inc.
Lasalle St Securities LLC                  NPB Financial Group                     Ryan Beck & Co
Legacy Financial Services                  NPF Securities                          Rydex Distributors Inc.
Legend Equities                            O.N. Equity Sales Company               Sammons Securities Company Inc.
Leonard & Company                          Ogilvie Securities                      Sanders Morris Harris Inc.
Liberty Partners Financial Services        Oneamerica Securities                   SCF Securities
Lincoln Financial Advisors                 Oppenheimer & Co                        Schlitt Investor Services Inc.
Lincoln Investment Planning                Pacific RP Group                        Scott & Stringfellow Inc.
Linsco/Private Ledger Corporation          Pacific West                            Securian Financial Services
M&T Securities







Securities America                      UBOC Union Banc
Securities Service Network              UBS Financial Services Inc.
Sicor Securities Inc.                   United Equity Securities
Sigma Financial Corporation             United Planners Financial
Signator Investors Inc.                 United Securities Alliance Inc.
SII Investments, Inc.                   USA Advanced Planners Inc.
Silver Oak Securities                   USA Financial Securities Corp
Sky Bank                                UVEST Financial
Sorrento Pacific                        Valmark Securities Inc.
Southwest Investments                   VSR Financial Services Inc.
Southwest Securities Financial          W.H. Colson Securities
Services
Stanford Group Company                  Wachovia Securities Inc.
Steadfast Foundation                    Wall Street Financial Group
Sterne Agee Financial Services          Walnut Street Securities Inc.
Stifel Nicolaus & Company               Waterstone Financial Group
Strategic Financial Alliance            Webster Investments
Summit Brokerage Services Inc.          Wellstone Securities
Summit Equities Inc.                    Western Equity Group
SummitAlliance Securities LLC           Western International Securities Inc.
Sunset Financial Services Inc.          Westminster Financial
SWBC Investments                        Wilbanks Securities
SWS Financial Service Inc.              William R Pintaric & Assoc
Synergy Investment Group                Williams Financial Group
TFS Securities Inc.                     WM Financial Services Inc.
Thomas McDonald Partners                Woodbury Financial Services Inc.
Thrivent Investment Management          Workman Securities Corp
Tower Square Securities                 World Choice Securities Inc.
Traderlight Securities Inc.             World Equity Group Inc.
Traid Advisors Inc.                     World Group Securities Inc.
Transamerica Financial                  WRP Investments Inc.
Tricor                                  XCU Capital
Triune Capital Advisors
Trustmont Financial


                                   APPENDIX D

                            GMAB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1: At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

o  If the GMAB is elected at issue:

o $30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.

o $56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.

o $14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.

o  Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined. Your Guaranteed Value is subject to a maximum of $5 million.

o Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:

o $15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

o $28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

o $7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

o  Your Guaranteed Value is $150,000, which is your additional
   Premium payment plus the Guaranteed Value before your additional Premium Payment.

o Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:

o $1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.

o $2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.

o $693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.

o Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

o  Note:

o An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

o Example 3a: If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o $4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.

o $8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.

o $2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37

o Your total new Contract Value is $98,671.38.

o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%). The new Guaranteed
  Value is 87% of the original Guaranteed Value, which is $86,804.07.

o Example 3b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o $6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.

o $5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.

o $2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.

o Your total new Contract Value is $63,671.38.

o Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%). The new Guaranteed
  Value is 81% of the original Guaranteed Value, which is $80,933.35.

o Note: This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

o Note:

o AS EXAMPLES 3A AND 3B TOGETHER ILLUSTRATE, THE IMPACT OF A
  WITHDRAWAL ON THE GUARANTEED VALUE IN A DOWN MARKET IS GREATER
  THAN THAT IN AN UP MARKET.

o Withdrawals from the Fixed Account Options and the GMAB Fixed
  Account may be subject to an Excess Interest Adjustment.
  Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4: If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified premium allocations. The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

o Example 4a: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

o $38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0. The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

o $29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.

o $7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54

o Your total new Contract Value is $99,596.01.

Example 5: At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified premium allocations.

o Example 5a: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the
  GMAB:

o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

o Your total new Contract Value is $100,000.

o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.

o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.

o Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5b: If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.

o $1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

o $6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.

o Your total new Contract Value is $100,000.

o $12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.

o $2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.

o $9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.

o Your new Guaranteed Value is $100,000.

o Example 5c: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the
  GMAB:

o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

o Your total Contract Value is $106,594.48.

o $42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.

o $8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.

o $33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.

o Your new Guaranteed Value is $0 and your GMAB charges cease.

o Example 5d: If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.

o Your total Contract Value is $106,594.48.

o $10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.

o $2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed
  Account. Your new Fixed Account Options value is $21,344.44.

o $8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account.
  Your new Separate Account Contract Value is $53,271.70.

o Your new Guaranteed Value is $106,594.48.

                                   APPENDIX E


                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.


EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

*        Example 1a: If the GMWB is elected at issue:
         Your initial GWB is $100,000, which is your initial Premium payment. Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

* Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000: Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

* Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected: Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

         Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

*        Notes:

         If your endorsement contains a varying benefit percentage:

         - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

         - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

* If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

* If your endorsement includes a Guaranteed Withdrawal Balance
  Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

* If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

* If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
         0.05 = $5,000).

* If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

* Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

        * Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

        * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

* Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment: Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

        * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

* Notes:
        * If your endorsement contains a varying benefit percentage:

              - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

              - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

              - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if as in Example 3a, if you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

              - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.


EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

* Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

        * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

        * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

        * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB
          ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

        * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

        * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

        * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

        * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

        * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

        * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.


* Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA $5,000) when your Contract Value is $130,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                  ($130,000 - $5,000)) = $91,200].

              - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                  Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                  $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date. - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

              - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                  ($105,000 - $5,000)) = $90,250].

              - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                  Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) =
                  $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

              - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

              - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

        * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) /
                  ($55,000 - $5,000)) = $85,500].

              - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract
                  Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

        * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If
                  you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

              - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

              - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.


* Notes:


        * If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of
          1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

        * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

        * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


* Example 6a: If at the time of step-up your Contract Value (or highest quarterly contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

        * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

        * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

              - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

        * However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

              - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                o Your GAWA% is set to 6%, since your Contract Value ($200,000)
                  is greater than your BDB ($100,000).

                o Your GAWA is equal to $12,000, which is your new GWB
                  multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).


        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or
          2) your GWB following the step-up ($200,000).

              - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

* Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

        * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

              - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

        * If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

        * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of
          1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

        - Even if your endorsement allows the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.


* Notes:

        * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

        * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

        * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

        * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

        * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

        * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
          Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


* Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

        * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

              - If your endorsement contains a Guaranteed Withdrawal Balance
                Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of
                1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will restart since your bonus base has been increased due to the step-up.

              - If your endorsement allows for re-determination of the GAWA%
                and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

        * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
          $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

              - If your endorsement contains a Guaranteed Withdrawal Balance
                Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

              - If your endorsement allows for re-determination of the GAWA%
                and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).


* Notes:
        * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

              - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

              - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

              - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions. This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD. Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

        * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined). - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

        * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

        * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit will be reduced dollar for dollar for the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

        * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract
          Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

        * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

        * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

* Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

        * Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

        * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 +
  $100,000*0.07 = $97,000).

        * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

        * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:
        * Your bonus base is not recalculated upon the application of the bonus to your GWB.

        * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

        * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

        * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

        * If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.


EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

* Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

        * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

        * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).


* Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

        * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.

        * However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

        * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.


* Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

        * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

        * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

        * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

* Notes:

        * If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)


* If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

        * If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life
          Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

        * If your endorsement has a for Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

        * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

        * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

* Notes:

        * If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

        * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

        * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

* Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

        * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

* Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

        * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

* Notes:
        * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

        * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

        * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

        * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX F. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX F.
(THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

* Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

        * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

        * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560
          - $0) / ($95,000 + $5,000) = 91.56%].

        * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 -
          $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

        * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

        * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 +
          $5,000)) = $40,090].

        * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) =
          $2,110].

* Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

        * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

        * The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980
          - $15,000) / ($90,000 + $10,000) = 73.98%].

        * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed
          Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

        * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

        * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

        * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

* Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

        * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340). The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

        * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or
          2) the GMWB Fixed Account Contract Value less the liability plus
          80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80)
          = $68,300].

        * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

        * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

        * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

* Notes:
        * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

        * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

        * Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable). No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX F

                              LIFEGUARD SELECT GMWB
                   AND LIFEGUARD SELECT WITH JOINT OPTION GMWB
                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable, and do not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account Contract Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate Account Contract Value + Fixed Account Contract Value; or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                                           LIFEGUARD SELECT
                                                     Transfer of Assets Provision
                                                           Annuity Factors*

Age**                                             Contract Monthly Anniversary

                 1        2        3        4        5        6        7        8        9       10       11      12

           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

   65        15.26    15.22    15.19    15.15    15.12    15.08    15.05    15.01    14.97    14.94    14.90   14.87
   66        14.83    14.79    14.76    14.72    14.68    14.65    14.61    14.57    14.54    14.50    14.46   14.43
   67        14.39    14.35    14.32    14.28    14.25    14.21    14.18    14.14    14.10    14.07    14.03   14.00
   68        13.96    13.92    13.89    13.85    13.81    13.77    13.74    13.70    13.66    13.62    13.59   13.55
   69        13.51    13.47    13.44    13.40    13.37    13.33    13.30    13.26    13.22    13.19    13.15   13.12
   70        13.08    13.04    13.01    12.97    12.93    12.89    12.86    12.82    12.78    12.74    12.71   12.67
   71        12.63    12.59    12.56    12.52    12.48    12.44    12.41    12.37    12.33    12.29    12.26   12.22
   72        12.18    12.14    12.11    12.07    12.03    12.00    11.96    11.92    11.89    11.85    11.81   11.78
   73        11.74    11.70    11.67    11.63    11.60    11.56    11.53    11.49    11.45    11.42    11.38   11.35
   74        11.31    11.27    11.24    11.20    11.16    11.12    11.09    11.05    11.01    10.97    10.94   10.90
   75        10.86    10.82    10.79    10.75    10.72    10.68    10.65    10.61    10.57    10.54    10.50   10.47
   76        10.43    10.39    10.36    10.32    10.28    10.25    10.21    10.17    10.14    10.10    10.06   10.03
   77         9.99     9.96     9.92     9.89     9.85     9.82     9.78     9.75     9.71     9.68     9.64    9.61
   78         9.57     9.54     9.50     9.47     9.43     9.40     9.36     9.33     9.29     9.26     9.22    9.19
   79         9.15     9.12     9.08     9.05     9.01     8.98     8.94     8.91     8.87     8.84     8.80    8.77
   80         8.73     8.70     8.66     8.63     8.60     8.56     8.53     8.50     8.46     8.43     8.40    8.36
   81         8.33     8.30     8.26     8.23     8.20     8.16     8.13     8.10     8.06     8.03     8.00    7.96
   82         7.93     7.90     7.86     7.83     7.80     7.76     7.73     7.70     7.66     7.63     7.60    7.56
   83         7.53     7.50     7.47     7.44     7.41     7.38     7.35     7.31     7.28     7.25     7.22    7.19
   84         7.16     7.13     7.10     7.07     7.04     7.01     6.98     6.95     6.92     6.89     6.86    6.83
   85         6.80     6.77     6.74     6.71     6.68     6.65     6.62     6.59     6.56     6.53     6.50    6.47
   86         6.44     6.41     6.39     6.36     6.33     6.30     6.28     6.25     6.22     6.19     6.17    6.14
   87         6.11     6.08     6.06     6.03     6.00     5.98     5.95     5.92     5.90     5.87     5.84    5.82
   88         5.79     5.76     5.74     5.71     5.69     5.66     5.64     5.61     5.58     5.56     5.53    5.51
   89         5.48     5.46     5.43     5.41     5.38     5.36     5.34     5.31     5.29     5.26     5.24    5.21
   90         5.19     5.17     5.14     5.12     5.10     5.07     5.05     5.03     5.00     4.98     4.96    4.93
   91         4.91     4.89     4.87     4.85     4.83     4.81     4.79     4.76     4.74     4.72     4.70    4.68
   92         4.66     4.64     4.62     4.60     4.58     4.56     4.54     4.51     4.49     4.47     4.45    4.43
   93         4.41     4.39     4.37     4.35     4.33     4.31     4.30     4.28     4.26     4.24     4.22    4.20
   94         4.18     4.16     4.14     4.13     4.11     4.09     4.07     4.05     4.03     4.02     4.00    3.98
   95         3.96     3.94     3.93     3.91     3.89     3.87     3.86     3.84     3.82     3.80     3.79    3.77
   96         3.75     3.73     3.72     3.70     3.68     3.66     3.65     3.63     3.61     3.59     3.58    3.56
   97         3.54     3.52     3.51     3.49     3.47     3.46     3.44     3.42     3.41     3.39     3.37    3.36
   98         3.34     3.32     3.31     3.29     3.27     3.26     3.24     3.22     3.21     3.19     3.17    3.16
   99         3.14     3.12     3.11     3.09     3.07     3.06     3.04     3.02     3.01     2.99     2.97    2.96
   100        2.94     2.92     2.91     2.89     2.87     2.85     2.84     2.82     2.80     2.78     2.77    2.75
   101        2.73     2.71     2.70     2.68     2.66     2.65     2.63     2.61     2.60     2.58     2.56    2.55
   102        2.53     2.51     2.50     2.48     2.46     2.45     2.43     2.41     2.40     2.38     2.36     2.35
   103        2.33     2.31     2.30     2.28     2.26     2.24     2.23     2.21     2.19     2.17     2.16     2.14
   104        2.12     2.10     2.09     2.07     2.06     2.04     2.03     2.01     1.99     1.98     1.96     1.95
   105        1.93     1.91     1.90     1.88     1.87     1.85     1.84     1.82     1.80     1.79     1.77     1.76
   106        1.74     1.73     1.71     1.70     1.68     1.67     1.65     1.64     1.62     1.61     1.59     1.58
   107        1.56     1.55     1.53     1.52     1.50     1.49     1.47     1.46     1.44     1.43     1.41     1.40
   108        1.38     1.37     1.35     1.34     1.33     1.31     1.30     1.29     1.27     1.26     1.25     1.23
   109        1.22     1.21     1.19     1.18     1.17     1.15     1.14     1.13     1.11     1.10     1.09     1.07
   110        1.06     1.05     1.04     1.03     1.01     1.00     0.99     0.98     0.97     0.96     0.94     0.93
   111        0.92     0.91     0.90     0.89     0.88     0.87     0.86     0.84     0.83     0.82     0.81     0.80
   112        0.79     0.78     0.77     0.76     0.75     0.74     0.73     0.72     0.71     0.70     0.69     0.68
   113        0.67     0.66     0.65     0.64     0.63     0.62     0.62     0.61     0.60     0.59     0.58     0.57
   114        0.56     0.55     0.54     0.54     0.53     0.52     0.51     0.50     0.49     0.49     0.48     0.47
   115        0.46     0.42     0.38     0.35     0.31     0.27     0.23     0.19     0.15     0.12     0.08     0.04

           -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------



* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.



                                                   LIFEGUARD SELECT WITH JOINT OPTION
                                                      Transfer of Assets Provision
                                                             Annuity Factors


   Age*                                               Contract Monthly Anniversary
              1          2         3          4         5          6         7          8          9        10         11        12

        ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                         -----------

    65    15.26      15.24     15.23      15.21     15.19      15.17     15.16      15.14      15.12     15.10      15.09     15.07
    66    15.05      15.03     15.01      14.99     14.97      14.95     14.94      14.92      14.90     14.88      14.86     14.84
    67    14.82      14.81     14.79      14.78     14.77      14.75     14.74      14.73      14.71     14.70      14.69     14.67
    68    14.66      14.64     14.63      14.61     14.59      14.58     14.56      14.54      14.53     14.51      14.49     14.48
    69    14.46      14.44     14.43      14.41     14.39      14.38     14.36      14.34      14.33     14.31      14.29     14.28
    70    14.26      14.24     14.22      14.20     14.18      14.16     14.14      14.12      14.10     14.08      14.06     14.04
    71    14.02      14.00     13.98      13.96     13.93      13.91     13.89      13.87      13.85     13.83      13.80     13.78
    72    13.76      13.74     13.72      13.70     13.67      13.65     13.63      13.61      13.59     13.57      13.54     13.52
    73    13.50      13.48     13.46      13.43     13.41      13.39     13.37      13.34      13.32     13.30      13.28     13.25
    74    13.23      13.20     13.18      13.15     13.13      13.10     13.08      13.05      13.02     13.00      12.97     12.95
    75    12.92      12.88     12.84      12.81     12.77      12.73     12.69      12.65      12.61     12.58      12.54     12.50
    76    12.46      12.42     12.38      12.34     12.30      12.26     12.22      12.17      12.13     12.09      12.05     12.01
    77    11.97      11.93     11.89      11.86     11.82      11.78     11.74      11.70      11.66     11.63      11.59     11.55
    78    11.51      11.47     11.43      11.39     11.35      11.31     11.28      11.24      11.20     11.16      11.12     11.08
    79    11.04      11.00     10.96      10.93     10.89      10.85     10.81      10.77      10.73     10.70      10.66     10.62
    80    10.58      10.54     10.50      10.46     10.42      10.38     10.35      10.31      10.27     10.23      10.19     10.15
    81    10.11      10.07     10.04      10.00      9.96       9.93      9.89       9.85       9.82      9.78       9.74      9.71
    82     9.67       9.63      9.60       9.56      9.52       9.49      9.45       9.41       9.38      9.34       9.30      9.27
    83     9.23       9.19      9.16       9.12      9.08       9.05      9.01       8.97       8.94      8.90       8.86      8.83
    84     8.79       8.76      8.72       8.69      8.65       8.62      8.59       8.55       8.52      8.48       8.45      8.41
    85     8.38       8.35      8.31       8.28      8.24       8.21      8.18       8.14       8.11      8.07       8.04      8.00
    86     7.97       7.94      7.90       7.87      7.84       7.80      7.77       7.74       7.70      7.67       7.64      7.60
    87     7.57       7.54      7.51       7.48      7.44       7.41      7.38       7.35       7.32      7.29       7.25      7.22
    88     7.19       7.16      7.13       7.10      7.07       7.04      7.01       6.98       6.95      6.92       6.89      6.86
    89     6.83       6.80      6.77       6.74      6.71       6.68      6.66       6.63       6.60      6.57       6.54      6.51
    90     6.48       6.45      6.43       6.40      6.37       6.34      6.32       6.29       6.26      6.23       6.21      6.18
    91     6.15       6.12      6.10       6.07      6.04       6.01      5.99       5.96       5.93      5.90       5.88      5.85
    92     5.82       5.80      5.77       5.75      5.72       5.70      5.67       5.65       5.62      5.60       5.57      5.55
    93     5.52       5.50      5.47       5.45      5.42       5.40      5.37       5.35       5.32      5.30       5.27      5.25
    94     5.22       5.20      5.17       5.15      5.12       5.10      5.08       5.05       5.03      5.00       4.98      4.95
    95     4.93       4.91      4.88       4.86      4.84       4.81      4.79       4.77       4.74      4.72       4.70      4.67
    96     4.65       4.63      4.60       4.58      4.56       4.53      4.51       4.49       4.46      4.44       4.42      4.39
    97     4.37       4.35      4.33       4.30      4.28       4.26      4.24       4.21       4.19      4.17       4.15      4.12
    98     4.10       4.08      4.05       4.03      4.01       3.98      3.96       3.94       3.91      3.89       3.87      3.84
    99     3.82       3.80      3.78       3.75      3.73       3.71      3.69       3.66       3.64      3.62       3.60      3.57
    100    3.55       3.53      3.51       3.48      3.46       3.44      3.42       3.39       3.37      3.35       3.33      3.30
    101    3.28       3.26      3.24       3.21      3.19       3.17      3.15       3.12       3.10      3.08       3.06      3.03
    102    3.01       2.99      2.97       2.94      2.92       2.90      2.88       2.85       2.83      2.81       2.79      2.76
    103    2.74       2.72      2.70       2.68      2.65       2.63      2.61       2.59       2.57      2.55       2.52      2.50
    104    2.48       2.46      2.44       2.42      2.40       2.38      2.36       2.33       2.31      2.29       2.27      2.25
    105    2.23       2.21      2.19       2.17      2.15       2.13      2.11       2.08       2.06      2.04       2.02      2.00
    106    1.98       1.96      1.94       1.92      1.90       1.88      1.86       1.84       1.82      1.80       1.78      1.76
    107    1.74       1.72      1.70       1.68      1.66       1.64      1.63       1.61       1.59      1.57       1.55      1.53
    108    1.51       1.49      1.48       1.46      1.44       1.42      1.41       1.39       1.37      1.35       1.34      1.32
    109    1.30       1.28      1.27       1.25      1.23       1.21      1.20       1.18       1.16      1.14       1.13      1.11
    110    1.09       1.08      1.07       1.06      1.04       1.03      1.02       1.01       1.00      0.99       0.97      0.96
    111    0.95       0.94      0.93       0.92      0.90       0.89      0.88       0.87       0.86      0.85       0.83      0.82
    112    0.81       0.80      0.79       0.78      0.77       0.76      0.75       0.74       0.73      0.72       0.71      0.70
    113    0.69       0.68      0.67       0.66      0.65       0.64      0.64       0.63       0.62      0.61       0.60      0.59
    114    0.58       0.57      0.56       0.55      0.54       0.53      0.53       0.52       0.51      0.50       0.49      0.48
    115    0.47       0.43      0.39       0.35      0.31       0.27      0.24       0.20       0.16      0.12       0.08      0.04

        ----------------------------------------------------------------------------------------------------------------------------
        ----------------------------------------------------------------------------------------------------------------------------


* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX G


                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.




Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to
   JNL/Lazard Mid Cap Equity Fund; and
JNL/Lazard Small Cap Value Fund to
JNL/Lazard Small Cap Equity Fund.

Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, on which no Accumulation Unit information is available yet:

JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $13.07          $12.17          $12.11         $11.85           N/A
    End of period                          $14.10          $13.07          $12.17         $12.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -             2,279           2,279           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(581)

  Accumulation unit value:
    Beginning of period                    $18.64          $15.72          $14.99         $13.43           N/A
    End of period                          $20.08          $18.64          $15.72         $14.99           N/A
  Accumulation units outstanding
  at the end of period                       -             23,773          15,611          4,586           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(581)

  Accumulation unit value:
    Beginning of period                    $17.62          $16.26          $15.00         $13.55           N/A
    End of period                          $20.03          $17.62          $16.26         $15.00           N/A
  Accumulation units outstanding
  at the end of period                       -             11,002          6,587           1,712           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(581)

  Accumulation unit value:
    Beginning of period                    $7.74           $7.50           $7.17           $6.76           N/A
    End of period                          $9.14           $7.74           $7.50           $7.17           N/A
  Accumulation units outstanding
  at the end of period                       -             49,409          30,673          8,423           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.58          $14.56          $13.35         $11.93           N/A
    End of period                          $19.01          $17.58          $14.56         $13.35           N/A
  Accumulation units outstanding
  at the end of period                     5,297           8,745           5,393           1,547           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.52          $11.78          $11.15         $10.53           N/A
    End of period                          $14.27          $12.52          $11.78         $11.15           N/A
  Accumulation units outstanding
  at the end of period                     14,818           457             343             72             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.51          $10.51           N/A            N/A
    End of period                          $12.74          $11.17          $10.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.56          $11.58          $10.00           N/A            N/A
    End of period                          $13.03          $15.56          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      170             152             347             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.70          $11.89         $11.28           N/A
    End of period                          $15.72          $14.33          $12.70         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     3,069           7,245           4,674           1,337           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.78          $19.13          $17.29         $16.47           N/A
    End of period                          $21.48          $19.78          $19.13         $17.29           N/A
  Accumulation units outstanding
  at the end of period                       -             1,170            645             37             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.86           $9.38           N/A
    End of period                           N/A             N/A            $8.97           $9.86           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              811            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.00          $10.15          $9.40           N/A
    End of period                          $12.77          $12.01          $11.00         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     24,747          21,978          20,834         16,829           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $25.76          $23.08          $22.99         $10.23           N/A
    End of period                          $30.62          $25.76          $23.08         $22.99           N/A
  Accumulation units outstanding
  at the end of period                       12              13              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.48          $26.67          $25.86         $24.69           N/A
    End of period                          $29.71          $27.48          $26.67         $25.86           N/A
  Accumulation units outstanding
  at the end of period                     1,197           1,213             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      704             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.21          $17.36          $17.05         $16.01           N/A
    End of period                          $19.04          $19.21          $17.36         $17.05           N/A
  Accumulation units outstanding
  at the end of period                       85              58              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.19          $19.60          $19.41         $17.32           N/A
    End of period                          $25.61          $23.19          $19.60         $19.41           N/A
  Accumulation units outstanding
  at the end of period                     2,515             20              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     79,909           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,867           5,102            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1053)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.00           N/A             N/A            N/A
    End of period                          $11.71          $12.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,123            370             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1053)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.24          $18.65          $18.45         $17.31           N/A
    End of period                          $20.28          $19.24          $18.65         $18.45           N/A
  Accumulation units outstanding
  at the end of period                     13,715          9,851           5,697           1,773           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.86          $11.28          $10.00           N/A            N/A
    End of period                          $13.02          $12.86          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                      889              36              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.54          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.79          $12.14          $10.39          $9.10           N/A
    End of period                          $17.41          $15.79          $12.14         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     6,333           1,449            258              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $24.02          $21.76          $20.81         $18.45           N/A
    End of period                          $25.55          $24.02          $21.76         $20.81           N/A
  Accumulation units outstanding
  at the end of period                     9,488           7,444           7,484           5,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.83          $15.56          $15.43         $14.86           N/A
    End of period                          $16.59          $15.83          $15.56         $15.43           N/A
  Accumulation units outstanding
  at the end of period                     10,220          17,947          10,699          3,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.99            N/A             N/A            N/A
    End of period                          $14.13          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,492            181             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.72          $18.36          $17.13         $14.82           N/A
    End of period                          $19.88          $20.72          $18.36         $17.13           N/A
  Accumulation units outstanding
  at the end of period                     6,019           8,783           5,870           1,600           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.98          $14.53         $13.04           N/A
    End of period                          $15.83          $17.24          $14.98         $14.53           N/A
  Accumulation units outstanding
  at the end of period                     3,017           6,095           4,184           1,122           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.42          $11.94         $10.32           N/A
    End of period                          $12.09          $12.63          $11.42         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     6,253           6,421           6,848           3,724           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.35          $11.12          $11.08         $10.74           N/A
    End of period                          $11.90          $11.35          $11.12         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     2,555           2,517           1,382           1,382           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.06           $4.52           $4.54           $4.13           N/A
    End of period                          $6.22           $6.06           $4.52           $4.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.44          $10.86         $10.01           N/A
    End of period                          $10.59          $11.67          $10.44         $10.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.36          $8.90           $9.58           $9.26           N/A
    End of period                          $11.30          $11.36          $8.90           $9.58           N/A
  Accumulation units outstanding
  at the end of period                     12,065          15,349          8,958           5,056           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     40,320          25,902           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.78           $8.50           $8.28           $7.64           N/A
    End of period                          $10.00          $9.78           $8.50           $8.28           N/A
  Accumulation units outstanding
  at the end of period                      585             590              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.64          $12.09         $10.82           N/A
    End of period                          $12.03          $14.78          $12.64         $12.09           N/A
  Accumulation units outstanding
  at the end of period                      831             831              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.61          $12.76          $11.75          $9.67           N/A
    End of period                          $19.27          $17.61          $12.76         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     8,464           8,654           7,142           3,995           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.39          $10.75         $11.01           N/A
    End of period                          $12.64          $11.93          $11.39         $10.75           N/A
  Accumulation units outstanding
  at the end of period                       84              43              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.73          $15.14          $13.56         $11.92           N/A
    End of period                          $20.36          $18.73          $15.14         $13.56           N/A
  Accumulation units outstanding
  at the end of period                     3,157           2,549             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                    $13.92          $11.89          $10.91          $9.91           N/A
    End of period                          $13.91          $13.92          $11.89         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    495,379         385,371          54,052            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.42            N/A             N/A            N/A
    End of period                          $12.00          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,932          18,351           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.56          $10.83          $9.94           N/A
    End of period                          $12.78          $10.90          $10.56         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     1,741           1,689             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.82          $23.38          $17.35         $14.56           N/A
    End of period                          $37.08          $27.82          $23.38         $17.35           N/A
  Accumulation units outstanding
  at the end of period                     2,081           1,771             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.85          $13.44          $9.94           $8.48           N/A
    End of period                          $14.33          $13.85          $13.44          $9.94           N/A
  Accumulation units outstanding
  at the end of period                     9,534           9,700           8,680           5,238           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.90            N/A             N/A            N/A
    End of period                          $10.81          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $14.15          $12.83         $11.54           N/A
    End of period                          $16.18          $15.29          $14.15         $12.83           N/A
  Accumulation units outstanding
  at the end of period                     2,938           2,845             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.22          $10.78          $10.48          $9.72           N/A
    End of period                          $12.62          $12.22          $10.78         $10.48           N/A
  Accumulation units outstanding
  at the end of period                     6,223           3,864            287              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.26          $19.72          $18.37         $16.00           N/A
    End of period                          $18.76          $21.26          $19.72         $18.37           N/A
  Accumulation units outstanding
  at the end of period                     4,828           4,824           4,562           2,516           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.50          $13.14         $11.59           N/A
    End of period                          $15.06          $15.62          $13.50         $13.14           N/A
  Accumulation units outstanding
  at the end of period                     1,202           1,061             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.21           $5.76           $5.71           $5.34           N/A
    End of period                          $7.00           $6.21           $5.76           $5.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                    $15.18          $15.63          $11.43         $10.00           N/A
    End of period                          $17.87          $15.18          $15.63         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     34,692          18,097          1,567             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.98          $11.08          $9.76           N/A
    End of period                          $14.44          $13.24          $11.98         $11.08           N/A
  Accumulation units outstanding
  at the end of period                     44,147          42,398          29,972            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.58          $12.66          $11.30         $10.01           N/A
    End of period                          $15.27          $14.58          $12.66         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     3,953            471             211              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $9.08           $8.79           $8.18           $8.11           N/A
    End of period                          $9.81           $9.08           $8.79           $8.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,081            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.98          $13.87         $13.39           N/A
    End of period                          $15.20          $14.25          $13.98         $13.87           N/A
  Accumulation units outstanding
  at the end of period                     64,838          60,207          31,361         34,866           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $24.01          $21.43          $20.00         $18.13           N/A
    End of period                          $21.94          $24.01          $21.43         $20.00           N/A
  Accumulation units outstanding
  at the end of period                      284             301             302             53             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.82          $16.37          $16.37         $15.32           N/A
    End of period                          $17.36          $17.82          $16.37         $15.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.02          $12.99         $12.61           N/A
    End of period                          $13.81          $14.17          $13.02         $12.99           N/A
  Accumulation units outstanding
  at the end of period                     4,452           3,583            616             616            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.60          $20.29          $19.64         $18.34           N/A
    End of period                          $21.01          $22.60          $20.29         $19.64           N/A
  Accumulation units outstanding
  at the end of period                      567              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.33           $7.54           $6.70           N/A
    End of period                          $8.48           $8.68           $8.33           $7.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.54          $10.00           N/A            N/A
    End of period                          $11.72          $11.20          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.27           N/A             N/A             N/A            N/A
    End of period                          $16.34           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,770            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.86          $10.00           N/A            N/A
    End of period                          $12.54          $11.81          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,030             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.49          $23.66          $22.81         $21.16           N/A
    End of period                          $28.05          $26.49          $23.66         $22.81           N/A
  Accumulation units outstanding
  at the end of period                     3,787           3,537           1,407           1,407           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.62          $12.26          $12.12         $12.16           N/A
    End of period                          $13.03          $12.62          $12.26         $12.12           N/A
  Accumulation units outstanding
  at the end of period                     20,243          4,493             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.48          $16.41         $14.93           N/A
    End of period                          $22.12          $20.83          $17.48         $16.41           N/A
  Accumulation units outstanding
  at the end of period                     1,415             39              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.90          $26.69          $25.54         $23.74           N/A
    End of period                          $32.43          $29.90          $26.69         $25.54           N/A
  Accumulation units outstanding
  at the end of period                     3,218            355             309              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $39.21          $37.27          $33.16         $29.58           N/A
    End of period                          $45.27          $39.21          $37.27         $33.16           N/A
  Accumulation units outstanding
  at the end of period                     2,237           1,013             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.27          $13.76          $13.16         $11.78           N/A
    End of period                          $16.16          $16.27          $13.76         $13.16           N/A
  Accumulation units outstanding
  at the end of period                     9,999             72             280              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                    $18.60          $15.69          $14.97         $13.91           N/A
    End of period                          $20.03          $18.60          $15.69         $14.97           N/A
  Accumulation units outstanding
  at the end of period                       -             8,200           4,933           1,956           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(603)

  Accumulation unit value:
    Beginning of period                    $17.58          $16.23          $14.98         $13.98           N/A
    End of period                          $19.98          $17.58          $16.23         $14.98           N/A
  Accumulation units outstanding
  at the end of period                       -             4,516           2,967           1,210           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(603)

  Accumulation unit value:
    Beginning of period                    $7.71           $7.48           $7.16           $6.89           N/A
    End of period                          $9.11           $7.71           $7.48           $7.16           N/A
  Accumulation units outstanding
  at the end of period                       -             10,802          8,485           4,008           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.48          $14.48          $13.29         $11.87           N/A
    End of period                          $18.89          $17.48          $14.48         $13.29           N/A
  Accumulation units outstanding
  at the end of period                     3,094           3,861           1,937            714            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.76          $11.13         $10.51           N/A
    End of period                          $14.23          $12.49          $11.76         $11.13           N/A
  Accumulation units outstanding
  at the end of period                      896             802             807              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                    $15.55          $11.58          $10.49           N/A            N/A
    End of period                          $13.01          $15.55          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,263           1,495             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.67          $11.87         $11.26           N/A
    End of period                          $15.67          $14.29          $12.67         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     1,751           2,701           2,824            957            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.67          $19.03          $17.21         $16.40           N/A
    End of period                          $21.36          $19.67          $19.03         $17.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.83           $9.35           N/A
    End of period                           N/A             N/A            $8.93           $9.83           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.97          $10.12          $9.38           N/A
    End of period                          $12.72          $11.97          $10.97         $10.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                    $25.61          $22.96          $22.88         $19.75           N/A
    End of period                          $30.42          $25.61          $22.96         $22.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                    $27.32          $26.53          $25.74         $22.90           N/A
    End of period                          $29.52          $27.32          $26.53         $25.74           N/A
  Accumulation units outstanding
  at the end of period                      208             219              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      247             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.28          $16.98         $15.95           N/A
    End of period                          $18.93          $19.12          $17.28         $16.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $23.08          $19.51          $19.33         $17.25           N/A
    End of period                          $25.47          $23.08          $19.51         $19.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.04           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,162           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.03           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,160          9,014            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,746            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                    $12.65          $10.92          $9.94            N/A            N/A
    End of period                          $11.69          $12.65          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,025           1,570             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $18.36         $17.23           N/A
    End of period                          $20.15          $19.13          $18.55         $18.36           N/A
  Accumulation units outstanding
  at the end of period                     10,995          12,663          6,490            702            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.27          $10.27           N/A            N/A
    End of period                          $13.00          $12.85          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                      778              -              655             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.53          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.72          $12.09          $10.36          $9.08           N/A
    End of period                          $17.33          $15.72          $12.09         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     1,241           2,196           2,883             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.65          $20.71         $18.31           N/A
    End of period                          $25.39          $23.88          $21.65         $20.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.74          $15.48          $15.36         $14.80           N/A
    End of period                          $16.48          $15.74          $15.48         $15.36           N/A
  Accumulation units outstanding
  at the end of period                     4,946           6,718           5,696           1,303           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.88          $8.62            N/A             N/A            N/A
    End of period                          $14.12          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      939              96             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.63          $18.28          $17.07         $14.77           N/A
    End of period                          $19.78          $20.63          $18.28         $17.07           N/A
  Accumulation units outstanding
  at the end of period                     2,384           2,989           2,074            766            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.17          $14.93          $14.49         $13.00           N/A
    End of period                          $15.75          $17.17          $14.93         $14.49           N/A
  Accumulation units outstanding
  at the end of period                     1,238           2,109           1,506            508            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.58          $11.39          $11.91         $10.30           N/A
    End of period                          $12.04          $12.58          $11.39         $11.91           N/A
  Accumulation units outstanding
  at the end of period                     4,942           4,964           2,420           1,250           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.10          $11.06         $10.72           N/A
    End of period                          $11.87          $11.32          $11.10         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     1,285           1,162            478             400            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.03           $4.50           $4.53           $4.12           N/A
    End of period                          $6.20           $6.03           $4.50           $4.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.41          $10.83          $9.98           N/A
    End of period                          $10.54          $11.62          $10.41         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.32          $8.87           $9.55           $9.24           N/A
    End of period                          $11.26          $11.32          $8.87           $9.55           N/A
  Accumulation units outstanding
  at the end of period                     2,301           2,383           1,861           1,465           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.02           N/A             N/A            N/A
    End of period                          $10.47          $11.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,824           7,482            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.75           $8.47           $8.25           $7.62           N/A
    End of period                          $9.96           $9.75           $8.47           $8.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.72          $12.60          $12.06         $10.79           N/A
    End of period                          $11.98          $14.72          $12.60         $12.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.54          $12.71          $11.72          $9.65           N/A
    End of period                          $19.19          $17.54          $12.71         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     10,859          12,094          2,120           1,328           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.88          $11.36          $10.72         $10.99           N/A
    End of period                          $12.59          $11.88          $11.36         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.68          $15.11          $13.54         $11.91           N/A
    End of period                          $20.30          $18.68          $15.11         $13.54           N/A
  Accumulation units outstanding
  at the end of period                      765             702             568             510            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.88          $10.91          $9.77           N/A
    End of period                          $13.88          $13.90          $11.88         $10.91           N/A
  Accumulation units outstanding
  at the end of period                    119,325         132,989          83,362          4,030           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.75            N/A             N/A            N/A
    End of period                          $11.99          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,089             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $10.89          $10.56          $10.83          $9.90           N/A
    End of period                          $12.76          $10.89          $10.56         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.72          $23.31          $17.30         $14.52           N/A
    End of period                          $36.92          $27.72          $23.31         $17.30           N/A
  Accumulation units outstanding
  at the end of period                      222             194              21              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.80          $13.39          $9.91           $8.46           N/A
    End of period                          $14.27          $13.80          $13.39          $9.91           N/A
  Accumulation units outstanding
  at the end of period                     5,759           5,491           3,101           1,561           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.47            N/A             N/A            N/A
    End of period                          $10.80          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.25          $14.12          $12.81         $11.52           N/A
    End of period                          $16.13          $15.25          $14.12         $12.81           N/A
  Accumulation units outstanding
  at the end of period                      938             895             843             785            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.19          $10.76          $10.47          $9.71           N/A
    End of period                          $12.59          $12.19          $10.76         $10.47           N/A
  Accumulation units outstanding
  at the end of period                     3,364           3,123           1,973           1,679           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.18          $19.65          $18.32         $15.96           N/A
    End of period                          $18.68          $21.18          $19.65         $18.32           N/A
  Accumulation units outstanding
  at the end of period                     3,235           3,040           1,371            873            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.47          $13.12         $11.58           N/A
    End of period                          $15.02          $15.58          $13.47         $13.12           N/A
  Accumulation units outstanding
  at the end of period                      947             903             850             789            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.18           $5.74           $5.69           $5.33           N/A
    End of period                          $6.97           $6.18           $5.74           $5.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.17          $15.62          $11.43          $9.76           N/A
    End of period                          $17.84          $15.17          $15.62         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     28,598          34,468          33,665            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.22          $11.97          $11.08          $9.89           N/A
    End of period                          $14.42          $13.22          $11.97         $11.08           N/A
  Accumulation units outstanding
  at the end of period                      815              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.54          $12.63          $11.28          $9.99           N/A
    End of period                          $15.22          $14.54          $12.63         $11.28           N/A
  Accumulation units outstanding
  at the end of period                      686             764             439             257            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $9.06           $8.77           $8.16           $8.10           N/A
    End of period                          $9.78           $9.06           $8.77           $8.16           N/A
  Accumulation units outstanding
  at the end of period                       -              843             846             848            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.27           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,895            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.93          $13.83         $13.35           N/A
    End of period                          $15.12          $14.19          $13.93         $13.83           N/A
  Accumulation units outstanding
  at the end of period                     21,945          23,430          16,034          2,509           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                    $23.87          $21.31          $19.90         $17.55           N/A
    End of period                          $21.80          $23.87          $21.31         $19.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.72          $16.28          $16.28         $15.26           N/A
    End of period                          $17.25          $17.72          $16.28         $15.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.97          $12.95         $12.59           N/A
    End of period                          $13.74          $14.11          $12.97         $12.95           N/A
  Accumulation units outstanding
  at the end of period                     1,906           2,049            199             199            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.47          $20.19          $19.54         $18.26           N/A
    End of period                          $20.88          $22.47          $20.19         $19.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.31           $7.53           $6.69           N/A
    End of period                          $8.45           $8.65           $8.31           $7.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.82           N/A             N/A             N/A            N/A
    End of period                          $12.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,361           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.45           N/A             N/A             N/A            N/A
    End of period                          $15.45           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,118            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.34          $23.53          $22.70         $21.07           N/A
    End of period                          $27.87          $26.34          $23.53         $22.70           N/A
  Accumulation units outstanding
  at the end of period                      746             794              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.55          $12.20          $12.06         $12.11           N/A
    End of period                          $12.94          $12.55          $12.20         $12.06           N/A
  Accumulation units outstanding
  at the end of period                     15,402           407              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.78          $17.45          $16.39         $14.92           N/A
    End of period                          $22.07          $20.78          $17.45         $16.39           N/A
  Accumulation units outstanding
  at the end of period                      870             885             617              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.73          $26.55          $25.42         $23.63           N/A
    End of period                          $32.23          $29.73          $26.55         $25.42           N/A
  Accumulation units outstanding
  at the end of period                     4,402           3,990           1,162            204            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $38.98          $37.07          $33.00         $29.44           N/A
    End of period                          $44.99          $38.98          $37.07         $33.00           N/A
  Accumulation units outstanding
  at the end of period                     1,577           1,299            299              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.72          $13.13         $11.76           N/A
    End of period                          $16.10          $16.21          $13.72         $13.13           N/A
  Accumulation units outstanding
  at the end of period                     1,156           1,206            709              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $13.01          $12.13          $12.08         $11.39           N/A
    End of period                          $14.02          $13.01          $12.13         $12.08           N/A
  Accumulation units outstanding
  at the end of period                       -             1,940           1,940           1,941           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $18.56          $15.66          $14.95         $13.30           N/A
    End of period                          $19.97          $18.56          $15.66         $14.95           N/A
  Accumulation units outstanding
  at the end of period                       -             49,729          63,840         68,520           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $17.55          $16.20          $14.96         $13.51           N/A
    End of period                          $19.93          $17.55          $16.20         $14.96           N/A
  Accumulation units outstanding
  at the end of period                       -             22,440          25,452         29,001           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $7.69           $7.46           $7.15           $6.71           N/A
    End of period                          $9.08           $7.69           $7.46           $7.15           N/A
  Accumulation units outstanding
  at the end of period                       -             92,250         101,214         114,822          N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.41          $13.22         $11.82           N/A
    End of period                          $18.77          $17.38          $14.41         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     19,351          19,712          22,812         21,267           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.73          $11.11         $10.50           N/A
    End of period                          $14.18          $12.45          $11.73         $11.11           N/A
  Accumulation units outstanding
  at the end of period                     13,608          8,117           27,226         21,946           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.47          $10.47           N/A            N/A
    End of period                          $12.66          $11.11          $10.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.54          $11.58          $10.45           N/A            N/A
    End of period                          $13.00          $15.54          $11.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                      820              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.25          $12.65          $11.85         $11.25           N/A
    End of period                          $15.62          $14.25          $12.65         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     13,650          15,855          20,344         21,590           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.56          $18.94          $17.13         $16.33           N/A
    End of period                          $21.24          $19.56          $18.94         $17.13           N/A
  Accumulation units outstanding
  at the end of period                       -             4,240           4,227           4,423           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.80           $9.32           N/A
    End of period                           N/A             N/A            $8.90           $9.80           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             1,296           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.94          $10.10          $9.36           N/A
    End of period                          $12.68          $11.93          $10.94         $10.10           N/A
  Accumulation units outstanding
  at the end of period                      426              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $25.46          $22.83          $22.77         $10.23           N/A
    End of period                          $30.23          $25.46          $22.83         $22.77           N/A
  Accumulation units outstanding
  at the end of period                       83              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.17          $26.39          $25.62         $24.47           N/A
    End of period                          $29.33          $27.17          $26.39         $25.62           N/A
  Accumulation units outstanding
  at the end of period                      660             270             270             270            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $12.99           N/A             N/A             N/A            N/A
    End of period                          $13.69           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,349            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.02          $17.20          $16.91         $15.89           N/A
    End of period                          $18.82          $19.02          $17.20         $16.91           N/A
  Accumulation units outstanding
  at the end of period                     2,001           1,985           1,953           1,905           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.96          $19.42          $19.25         $17.18           N/A
    End of period                          $25.32          $22.96          $19.42         $19.25           N/A
  Accumulation units outstanding
  at the end of period                     1,267            196             196             550            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     90,698           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.95            N/A             N/A            N/A
    End of period                          $10.89          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,828          1,831            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,167            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                    $12.64          $10.91          $10.26           N/A            N/A
    End of period                          $11.68          $12.64          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                      446             702              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(834)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $19.01          $18.46          $18.27         $17.15           N/A
    End of period                          $20.02          $19.01          $18.46         $18.27           N/A
  Accumulation units outstanding
  at the end of period                     19,079          17,189          18,428         19,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.84          $11.27          $10.00           N/A            N/A
    End of period                          $12.98          $12.84          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,179             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.52          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.65          $12.05          $10.32          $9.05           N/A
    End of period                          $17.24          $15.65          $12.05         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     11,295          15,650          17,479         18,489           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.53          $20.61         $18.29           N/A
    End of period                          $25.23          $23.75          $21.53         $20.61           N/A
  Accumulation units outstanding
  at the end of period                     1,106            471             471             294            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.65          $15.40          $15.29         $14.73           N/A
    End of period                          $16.38          $15.65          $15.40         $15.29           N/A
  Accumulation units outstanding
  at the end of period                     29,351          28,636          31,949         31,650           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.98            N/A             N/A            N/A
    End of period                          $14.10          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,443             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.54          $18.21          $17.01         $14.72           N/A
    End of period                          $19.68          $20.54          $18.21         $17.01           N/A
  Accumulation units outstanding
  at the end of period                     21,846          24,105          28,627         31,659           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.09          $14.87          $14.44         $12.96           N/A
    End of period                          $15.67          $17.09          $14.87         $14.44           N/A
  Accumulation units outstanding
  at the end of period                     12,497          14,249          18,191         19,087           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.35          $11.88         $10.27           N/A
    End of period                          $11.99          $12.54          $11.35         $11.88           N/A
  Accumulation units outstanding
  at the end of period                     55,971          62,381          60,686         54,441           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.07          $11.05         $10.71           N/A
    End of period                          $11.83          $11.30          $11.07         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     7,917           8,258           8,520           7,212           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $6.01           $4.49           $4.52           $4.11           N/A
    End of period                          $6.17           $6.01           $4.49           $4.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.37          $10.80          $9.96           N/A
    End of period                          $10.50          $11.58          $10.37         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.28          $8.84           $9.53           $9.22           N/A
    End of period                          $11.21          $11.28          $8.84           $9.53           N/A
  Accumulation units outstanding
  at the end of period                     63,471          72,795          75,301         63,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,956           2,863            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.71           $8.44           $8.23           $7.60           N/A
    End of period                          $9.91           $9.71           $8.44           $8.23           N/A
  Accumulation units outstanding
  at the end of period                       -              282             282            2,213           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.67          $12.56          $12.03         $10.76           N/A
    End of period                          $11.93          $14.67          $12.56         $12.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              461            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.48          $12.67          $11.69          $9.63           N/A
    End of period                          $19.11          $17.48          $12.67         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     45,450          53,979          58,013         56,413           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.32          $10.69         $10.96           N/A
    End of period                          $12.53          $11.84          $11.32         $10.69           N/A
  Accumulation units outstanding
  at the end of period                      865             730             674             674            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.63          $15.08          $13.52         $11.89           N/A
    End of period                          $20.24          $18.63          $15.08         $13.52           N/A
  Accumulation units outstanding
  at the end of period                     2,897           2,858           3,016           2,855           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.89          $11.88          $10.90          $9.92           N/A
    End of period                          $13.86          $13.89          $11.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     62,493          37,181          15,799            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.13           N/A             N/A            N/A
    End of period                          $11.98          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,569           2,555            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.55          $10.83         $10.12           N/A
    End of period                          $12.74          $10.87          $10.55         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.62          $23.23          $17.26         $14.48           N/A
    End of period                          $36.76          $27.62          $23.23         $17.26           N/A
  Accumulation units outstanding
  at the end of period                      703             172              -              842            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.35          $9.88           $8.44           N/A
    End of period                          $14.21          $13.75          $13.35          $9.88           N/A
  Accumulation units outstanding
  at the end of period                     59,165          63,761          64,992         67,735           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.47            N/A             N/A            N/A
    End of period                          $10.79          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.21          $14.09          $12.79         $11.51           N/A
    End of period                          $16.09          $15.21          $14.09         $12.79           N/A
  Accumulation units outstanding
  at the end of period                     6,495           9,819           10,383         10,860           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.16          $10.73          $10.45          $9.70           N/A
    End of period                          $12.55          $12.16          $10.73         $10.45           N/A
  Accumulation units outstanding
  at the end of period                     13,227          11,200          11,640         11,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.11          $19.59          $18.27         $15.92           N/A
    End of period                          $18.60          $21.11          $19.59         $18.27           N/A
  Accumulation units outstanding
  at the end of period                     31,180          37,555          36,457         34,592           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.44          $13.11         $11.56           N/A
    End of period                          $14.97          $15.54          $13.44         $13.11           N/A
  Accumulation units outstanding
  at the end of period                     1,981           2,106           2,128           3,392           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.16           $5.73           $5.68           $5.31           N/A
    End of period                          $6.95           $6.16           $5.73           $5.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                    $15.15          $15.61          $11.43          $9.73           N/A
    End of period                          $17.81          $15.15          $15.61         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     14,280          19,852          3,232             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $13.21          $11.96          $11.07          $9.95           N/A
    End of period                          $14.39          $13.21          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,137           4,541             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.60          $11.25          $9.98           N/A
    End of period                          $15.17          $14.50          $12.60         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     13,843          27,235          29,068         31,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $9.03           $8.75           $8.15           $8.09           N/A
    End of period                          $9.75           $9.03           $8.75           $8.15           N/A
  Accumulation units outstanding
  at the end of period                       -             10,349          10,616         10,595           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.13          $13.87          $13.78         $13.31           N/A
    End of period                          $15.05          $14.13          $13.87         $13.78           N/A
  Accumulation units outstanding
  at the end of period                     63,370          64,498          74,133         74,845           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.73          $21.20          $19.81         $17.96           N/A
    End of period                          $21.66          $23.73          $21.20         $19.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.61          $16.19          $16.19         $15.19           N/A
    End of period                          $17.14          $17.61          $16.19         $15.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.92          $12.91         $12.55           N/A
    End of period                          $13.67          $14.05          $12.92         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     11,437          6,715           5,958          10,287           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.34          $20.08          $19.45         $18.17           N/A
    End of period                          $20.74          $22.34          $20.08         $19.45           N/A
  Accumulation units outstanding
  at the end of period                      571             455             455             455            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.62           $8.28           $7.51           $6.68           N/A
    End of period                          $8.41           $8.62           $8.28           $7.51           N/A
  Accumulation units outstanding
  at the end of period                       -             2,967           5,752           1,760           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $11.17          $10.53          $10.00           N/A            N/A
    End of period                          $11.69          $11.17          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $15.14           N/A             N/A             N/A            N/A
    End of period                          $16.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,588            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1111)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $12.50          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,681             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.18          $23.41          $22.59         $20.97           N/A
    End of period                          $27.70          $26.18          $23.41         $22.59           N/A
  Accumulation units outstanding
  at the end of period                     5,233           15,444          19,959         19,669           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.12          $11.99         $12.04           N/A
    End of period                          $12.85          $12.47          $12.12         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     75,280          9,245           9,245             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.74          $17.43          $16.37         $14.90           N/A
    End of period                          $22.01          $20.74          $17.43         $16.37           N/A
  Accumulation units outstanding
  at the end of period                     6,541           2,928           4,224           4,420           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.55          $26.41          $25.30         $23.53           N/A
    End of period                          $32.02          $29.55          $26.41         $25.30           N/A
  Accumulation units outstanding
  at the end of period                     10,069          6,678           6,715           6,396           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $38.76          $36.87          $32.84         $29.31           N/A
    End of period                          $44.70          $38.76          $36.87         $32.84           N/A
  Accumulation units outstanding
  at the end of period                     3,156           3,028           3,127           3,334           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.16          $13.68          $13.10         $11.74           N/A
    End of period                          $16.04          $16.16          $13.68         $13.10           N/A
  Accumulation units outstanding
  at the end of period                     14,980          9,091           9,149           9,153           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.605%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.45           N/A             N/A             N/A            N/A
    End of period                          $18.76           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      687             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $27.12           N/A             N/A             N/A            N/A
    End of period                          $29.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      357             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                    $22.79           N/A             N/A             N/A            N/A
    End of period                          $25.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      117             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1243)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1243)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1224)

  Accumulation unit value:
    Beginning of period                    $10.87           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,161            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.62           N/A             N/A             N/A            N/A
    End of period                          $11.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      166             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.81           N/A             N/A             N/A            N/A
    End of period                          $12.98           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,053            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.73           N/A             N/A             N/A            N/A
    End of period                          $17.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      208             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.06           N/A             N/A             N/A            N/A
    End of period                          $15.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      551             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.46           N/A             N/A             N/A            N/A
    End of period                          $19.10           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      183             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.69           N/A             N/A             N/A            N/A
    End of period                          $20.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      142             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.18           N/A             N/A             N/A            N/A
    End of period                          $15.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      385             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.05           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      300             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $26.12           N/A             N/A             N/A            N/A
    End of period                          $27.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      135             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $20.66           N/A             N/A             N/A            N/A
    End of period                          $22.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      163             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $29.52           N/A             N/A             N/A            N/A
    End of period                          $32.00           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      374             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.17           N/A             N/A             N/A            N/A
    End of period                          $16.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       97             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.63%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $17.32          $14.36          $12.83           N/A            N/A
    End of period                          $18.70          $17.32          $14.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,384           2,398           2,412            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                    $15.53          $12.09           N/A             N/A            N/A
    End of period                          $12.98          $15.53           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      671             675             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                    $23.66          $21.37           N/A             N/A            N/A
    End of period                          $25.13          $23.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1148)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(743)

  Accumulation unit value:
    Beginning of period                    $17.04          $14.83          $13.72           N/A            N/A
    End of period                          $15.63          $17.04          $14.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,485           1,494           1,502            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                    $12.50          $11.32          $11.86         $11.86           N/A
    End of period                          $11.95          $12.50          $11.32         $11.86           N/A
  Accumulation units outstanding
  at the end of period                     5,365           5,396           5,428             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                    $11.28          $11.06          $11.01           N/A            N/A
    End of period                          $11.81          $11.28          $11.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,803           2,820           2,836            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                    $11.25          $8.82           $8.92            N/A            N/A
    End of period                          $11.18          $11.25          $8.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.88            N/A             N/A            N/A
    End of period                          $10.45          $11.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,158           3,176            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                    $9.69           $8.43           $8.07            N/A            N/A
    End of period                          $9.89           $9.69           $8.43            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,849            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                    $17.43          $12.65          $11.67         $11.67           N/A
    End of period                          $19.06          $17.43          $12.65         $11.67           N/A
  Accumulation units outstanding
  at the end of period                     2,735           2,751           2,767             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $18.60          $15.06          $13.28           N/A            N/A
    End of period                          $20.20          $18.60          $15.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                    $13.88          $11.87          $11.22           N/A            N/A
    End of period                          $13.85          $13.88          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.55          $10.42           N/A            N/A
    End of period                          $12.73          $10.87          $10.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             3,127            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $27.55          $23.19          $17.23         $15.09           N/A
    End of period                          $36.67          $27.55          $23.19         $17.23           N/A
  Accumulation units outstanding
  at the end of period                     2,043           2,055           2,067             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                    $13.72          $13.32          $9.86           $9.86           N/A
    End of period                          $14.17          $13.72          $13.32          $9.86           N/A
  Accumulation units outstanding
  at the end of period                      806             811              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                    $15.19          $14.07          $13.26           N/A            N/A
    End of period                          $16.06          $15.19          $14.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                    $12.14          $10.72          $10.46           N/A            N/A
    End of period                          $12.53          $12.14          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                    $21.05          $19.54          $18.24         $18.24           N/A
    End of period                          $18.55          $21.05          $19.54         $18.24           N/A
  Accumulation units outstanding
  at the end of period                     1,770           1,780           1,791             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.43          $13.09         $11.56           N/A
    End of period                          $14.94          $15.52          $13.43         $13.09           N/A
  Accumulation units outstanding
  at the end of period                     4,961           4,990           5,019             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                    $15.14          $15.60          $11.43         $11.43           N/A
    End of period                          $17.79          $15.14          $15.60         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     5,096           5,126           5,156             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(737)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.02           N/A             N/A            N/A
    End of period                          $14.38          $13.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.58          $10.85           N/A            N/A
    End of period                          $15.14          $14.48          $12.58           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,333           3,352           2,867            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                    $14.09          $13.71           N/A             N/A            N/A
    End of period                          $15.00          $14.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.48           N/A             N/A            N/A
    End of period                          $13.62          $14.00           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1163)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.56           N/A             N/A            N/A
    End of period                          $11.67          $11.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.99           N/A             N/A            N/A
    End of period                          $12.48          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                    $29.45          $26.33          $24.73           N/A            N/A
    End of period                          $31.90          $29.45          $26.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,264           1,272           1,279            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                    $38.61          $36.75          $32.74         $29.25           N/A
    End of period                          $44.53          $38.61          $36.75         $32.74           N/A
  Accumulation units outstanding
  at the end of period                     2,111           2,124           1,962             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                    $16.13          $13.66          $13.08         $11.80           N/A
    End of period                          $16.00          $16.13          $13.66         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     4,777           4,805           4,833             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                    $18.52          $15.64          $14.93         $13.88           N/A
    End of period                          $19.93          $18.52          $15.64         $14.93           N/A
  Accumulation units outstanding
  at the end of period                       -             2,117           2,235            615            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(603)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.17          $14.95         $13.95           N/A
    End of period                          $19.88          $17.51          $16.17         $14.95           N/A
  Accumulation units outstanding
  at the end of period                       -              823             831             262            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(759)

  Accumulation unit value:
    Beginning of period                    $7.67           $7.44           $6.84            N/A            N/A
    End of period                          $9.06           $7.67           $7.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,530           3,404            N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                    $17.29          $14.34          $13.17         $11.38           N/A
    End of period                          $18.67          $17.29          $14.34         $13.17           N/A
  Accumulation units outstanding
  at the end of period                      564             589             662              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.44           N/A
    End of period                          $14.14          $12.42          $11.71         $11.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $11.04           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.10           N/A
    End of period                          $15.58          $14.22          $12.62         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     1,383            680             710             165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                    $19.46          $18.85          $17.06         $16.24           N/A
    End of period                          $21.13          $19.46          $18.85         $17.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.26           N/A
    End of period                           N/A             N/A            $8.87           $9.76           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.91          $10.08          $9.81           N/A
    End of period                          $12.63          $11.90          $10.91         $10.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                    $25.33          $22.72          $21.30           N/A            N/A
    End of period                          $30.06          $25.33          $22.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                    $27.02          $26.26          $23.42           N/A            N/A
    End of period                          $29.17          $27.02          $26.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(815)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                    $18.93          $17.13          $16.84         $15.24           N/A
    End of period                          $18.73          $18.93          $17.13         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                    $22.85          $19.34          $19.18         $16.34           N/A
    End of period                          $25.19          $22.85          $19.34         $19.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,390            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.86            N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $11.02           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(876)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $18.19         $17.09           N/A
    End of period                          $19.91          $18.91          $18.37         $18.19           N/A
  Accumulation units outstanding
  at the end of period                     1,337           1,666           1,639            357            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.98           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(901)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.97            N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $8.64           N/A
    End of period                          $17.16          $15.58          $12.00         $10.29           N/A
  Accumulation units outstanding
  at the end of period                      815              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $23.62          $21.43          $20.52         $18.27           N/A
    End of period                          $25.08          $23.62          $21.43         $20.52           N/A
  Accumulation units outstanding
  at the end of period                       -              462             465             468            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                    $15.57          $15.32          $15.22         $14.69           N/A
    End of period                          $16.29          $15.57          $15.32         $15.22           N/A
  Accumulation units outstanding
  at the end of period                     2,427           2,995           2,931            623            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.21            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      491              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(603)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.15          $16.96         $14.99           N/A
    End of period                          $19.59          $20.45          $18.15         $16.96           N/A
  Accumulation units outstanding
  at the end of period                      536             730             756             244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                    $17.02          $14.82          $14.39         $12.96           N/A
    End of period                          $15.60          $17.02          $14.82         $14.39           N/A
  Accumulation units outstanding
  at the end of period                      512             578             601             141            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.32          $11.85          $9.87           N/A
    End of period                          $11.94          $12.49          $11.32         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.57           N/A
    End of period                          $11.80          $11.27          $11.05         $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.24           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.34          $10.38           N/A            N/A
    End of period                          $10.45          $11.53          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $11.24          $8.82           $9.50           $8.91           N/A
    End of period                          $11.17          $11.24          $8.82           $9.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.06           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                    $9.68           $8.42           $8.21           $7.52           N/A
    End of period                          $9.88           $9.68           $8.42           $8.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                    $14.62          $12.52          $11.59           N/A            N/A
    End of period                          $11.88          $14.62          $12.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                    $17.42          $12.64          $11.66          $9.48           N/A
    End of period                          $19.04          $17.42          $12.64         $11.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.21           N/A
    End of period                          $12.48          $11.80          $11.28         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.61           N/A
    End of period                          $20.19          $18.59          $15.05         $13.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90         $10.75           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.67            N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83         $10.00           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      599             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1315)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                    $27.52          $23.16          $17.21         $15.15           N/A
    End of period                          $36.62          $27.52          $23.16         $17.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.50           N/A
    End of period                          $14.16          $13.70          $13.31          $9.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.58            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.37           N/A
    End of period                          $16.04          $15.18          $14.07         $12.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.72          $10.44          $9.68           N/A
    End of period                          $12.52          $12.13          $10.72         $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.53          $18.23         $15.56           N/A
    End of period                          $18.53          $21.03          $19.53         $18.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.30           N/A
    End of period                          $14.93          $15.51          $13.42         $13.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.56           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42         $10.47           N/A
    End of period                          $17.79          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                      761              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07         $10.44           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.24          $9.76           N/A
    End of period                          $15.13          $14.46          $12.57         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -              249             250             251            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $7.87           N/A
    End of period                          $9.73           $9.01           $8.73           $8.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.74         $13.17           N/A
    End of period                          $14.98          $14.07          $13.82         $13.74           N/A
  Accumulation units outstanding
  at the end of period                     6,207           7,275           7,123           1,155           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.10          $19.72         $18.51           N/A
    End of period                          $21.54          $23.61          $21.10         $19.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.85          $12.85         $12.52           N/A
    End of period                          $13.59          $13.97          $12.85         $12.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                    $22.22          $19.98          $19.36         $17.62           N/A
    End of period                          $20.62          $22.22          $19.98         $19.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(623)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(905)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.81            N/A            N/A
    End of period                          $8.39           $8.59           $8.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(905)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.22           N/A            N/A
    End of period                          $11.67          $11.16          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.84          $10.34           N/A            N/A
    End of period                          $12.48          $11.78          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,031             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.33           N/A             N/A             N/A            N/A
    End of period                          $15.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,461            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                    $26.05          $23.30          $22.49         $20.45           N/A
    End of period                          $27.54          $26.05          $23.30         $22.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.95         $11.99           N/A
    End of period                          $12.79          $12.41          $12.07         $11.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                    $20.70          $17.40          $16.35         $14.43           N/A
    End of period                          $21.96          $20.70          $17.40         $16.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $29.40          $26.28          $25.19         $23.61           N/A
    End of period                          $31.84          $29.40          $26.28         $25.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $38.55          $36.70          $32.69         $29.71           N/A
    End of period                          $44.45          $38.55          $36.70         $32.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.65          $13.07         $11.94           N/A
    End of period                          $15.98          $16.11          $13.65         $13.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(704)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.11          $12.07         $11.79           N/A
    End of period                          $13.99          $12.99          $12.11         $12.07           N/A
  Accumulation units outstanding
  at the end of period                       -              894             932             932            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(636)

  Accumulation unit value:
    Beginning of period                    $18.51          $15.63          $14.93         $13.38           N/A
    End of period                          $19.92          $18.51          $15.63         $14.93           N/A
  Accumulation units outstanding
  at the end of period                       -             43,912          44,971          8,571           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(597)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.17          $14.95         $14.15           N/A
    End of period                          $19.88          $17.51          $16.17         $14.95           N/A
  Accumulation units outstanding
  at the end of period                       -             19,132          19,427          4,948           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(597)

  Accumulation unit value:
    Beginning of period                    $7.67           $7.44           $7.13           $7.01           N/A
    End of period                          $9.05           $7.67           $7.44           $7.13           N/A
  Accumulation units outstanding
  at the end of period                       -             77,922          75,891         14,498           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.28          $14.33          $13.16         $11.77           N/A
    End of period                          $18.66          $17.28          $14.33         $13.16           N/A
  Accumulation units outstanding
  at the end of period                     15,403          13,965          12,881          2,693           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.42          $11.71          $11.10         $10.49           N/A
    End of period                          $14.14          $12.42          $11.71         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     2,363           3,010           2,808           2,301           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.45          $10.45           N/A            N/A
    End of period                          $12.62          $11.09          $10.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.53          $11.57          $10.00           N/A            N/A
    End of period                          $12.98          $15.53          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,969           8,291           3,061            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.62          $11.84         $11.24           N/A
    End of period                          $15.57          $14.22          $12.62         $11.84           N/A
  Accumulation units outstanding
  at the end of period                     8,955           12,595          13,453          4,262           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.45          $18.84          $17.05         $16.26           N/A
    End of period                          $21.12          $19.45          $18.84         $17.05           N/A
  Accumulation units outstanding
  at the end of period                       -             1,043           1,002            150            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.76           $9.29           N/A
    End of period                           N/A             N/A            $8.87           $9.76           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              314            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.91          $10.08          $9.34           N/A
    End of period                          $12.63          $11.89          $10.91         $10.08           N/A
  Accumulation units outstanding
  at the end of period                     3,880           3,141           3,191            254            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $25.32          $22.71          $22.66          $5.36           N/A
    End of period                          $30.04          $25.32          $22.71         $22.66           N/A
  Accumulation units outstanding
  at the end of period                      350              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,039            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division(1454)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $27.01          $26.25          $25.49         $24.36           N/A
    End of period                          $29.15          $27.01          $26.25         $25.49           N/A
  Accumulation units outstanding
  at the end of period                     1,296             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,467            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.92          $17.12          $16.84         $15.83           N/A
    End of period                          $18.72          $18.92          $17.12         $16.84           N/A
  Accumulation units outstanding
  at the end of period                     3,948           3,879           3,957            304            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.84          $19.33          $19.17         $17.12           N/A
    End of period                          $25.18          $22.84          $19.33         $19.17           N/A
  Accumulation units outstanding
  at the end of period                     4,293           4,089           4,059            770            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,636            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     24,475          6,377            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,376            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.00           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,867           6,942           5,795            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.36          $18.19         $17.08           N/A
    End of period                          $19.90          $18.91          $18.36         $18.19           N/A
  Accumulation units outstanding
  at the end of period                     22,475          25,432          18,655          4,726           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.27          $10.00           N/A            N/A
    End of period                          $12.97          $12.83          $11.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,437           2,279           1,207            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      103              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.58          $12.00          $10.29          $9.02           N/A
    End of period                          $17.16          $15.58          $12.00         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     7,064           8,748           5,025             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.42          $20.51         $18.21           N/A
    End of period                          $25.07          $23.61          $21.42         $20.51           N/A
  Accumulation units outstanding
  at the end of period                     2,879           2,876           2,879            637            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.56          $15.32          $15.21         $14.67           N/A
    End of period                          $16.28          $15.56          $15.32         $15.21           N/A
  Accumulation units outstanding
  at the end of period                     18,592          24,638          24,176          7,279           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,442            737             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.14          $16.95         $14.68           N/A
    End of period                          $19.58          $20.45          $18.14         $16.95           N/A
  Accumulation units outstanding
  at the end of period                     21,128          23,198          23,480          5,524           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $17.01          $14.81          $14.39         $12.92           N/A
    End of period                          $15.60          $17.01          $14.81         $14.39           N/A
  Accumulation units outstanding
  at the end of period                     10,922          12,724          13,773          3,773           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.31          $11.85         $10.25           N/A
    End of period                          $11.94          $12.49          $11.31         $11.85           N/A
  Accumulation units outstanding
  at the end of period                     66,457          66,200          75,054         15,080           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.27          $11.05          $11.03         $10.70           N/A
    End of period                          $11.80          $11.27          $11.05         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     23,967          15,699          10,480          5,748           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.99           $4.47           $4.50           $4.10           N/A
    End of period                          $6.14           $5.99           $4.47           $4.50           N/A
  Accumulation units outstanding
  at the end of period                      714            5,178             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.34          $10.77          $9.94           N/A
    End of period                          $10.46          $11.54          $10.34         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.23          $8.81           $9.50           $9.20           N/A
    End of period                          $11.16          $11.23          $8.81           $9.50           N/A
  Accumulation units outstanding
  at the end of period                     72,574          76,671          90,566         14,308           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.45          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,909          10,850           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.67           $8.42           $8.21           $7.58           N/A
    End of period                          $9.87           $9.67           $8.42           $8.21           N/A
  Accumulation units outstanding
  at the end of period                     4,341           4,627           6,020           4,027           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.61          $12.52          $11.99          $9.55           N/A
    End of period                          $11.88          $14.61          $12.52         $11.99           N/A
  Accumulation units outstanding
  at the end of period                     1,606           1,703            335              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.41          $12.63          $11.65          $9.60           N/A
    End of period                          $19.03          $17.41          $12.63         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     50,322          57,433          58,389         11,697           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $11.28          $10.66         $10.93           N/A
    End of period                          $12.48          $11.80          $11.28         $10.66           N/A
  Accumulation units outstanding
  at the end of period                      430             541             513              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.59          $15.05          $13.50         $11.88           N/A
    End of period                          $20.18          $18.59          $15.05         $13.50           N/A
  Accumulation units outstanding
  at the end of period                     7,461           5,257           4,656            909            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.87          $11.87          $10.90          $9.77           N/A
    End of period                          $13.84          $13.87          $11.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    664,498         674,357         556,061         23,508           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,639          10,168           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.83          $9.84           N/A
    End of period                          $12.72          $10.86          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                     3,728           8,928           15,666          1,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.51          $23.15          $17.21         $11.59           N/A
    End of period                          $36.61          $27.51          $23.15         $17.21           N/A
  Accumulation units outstanding
  at the end of period                     3,913           3,727           2,878             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.31          $9.86           $8.42           N/A
    End of period                          $14.15          $13.70          $13.31          $9.86           N/A
  Accumulation units outstanding
  at the end of period                     55,802          56,799          56,495         13,984           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.34            N/A             N/A            N/A
    End of period                          $10.78          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      523              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.18          $14.07          $12.77         $11.50           N/A
    End of period                          $16.04          $15.18          $14.07         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     5,030           6,029           4,377            273            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.13          $10.71          $10.43          $9.69           N/A
    End of period                          $12.51          $12.13          $10.71         $10.43           N/A
  Accumulation units outstanding
  at the end of period                     14,629          9,138           9,042            986            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,001            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1308)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.03          $19.52          $18.22         $15.88           N/A
    End of period                          $18.52          $21.03          $19.52         $18.22           N/A
  Accumulation units outstanding
  at the end of period                     37,491          35,743          36,129          7,607           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.51          $13.42          $13.09         $11.55           N/A
    End of period                          $14.93          $15.51          $13.42         $13.09           N/A
  Accumulation units outstanding
  at the end of period                     4,486           3,820           2,811            160            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.14           $5.71           $5.66           $5.30           N/A
    End of period                          $6.92           $6.14           $5.71           $5.66           N/A
  Accumulation units outstanding
  at the end of period                       47              48              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $15.13          $15.60          $11.42          $9.77           N/A
    End of period                          $17.78          $15.13          $15.60         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     66,442          71,006          72,394          1,814           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.96          $11.07          $9.89           N/A
    End of period                          $14.37          $13.19          $11.96         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     30,100          36,024          32,432          1,854           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.57          $11.23          $9.96           N/A
    End of period                          $15.12          $14.46          $12.57         $11.23           N/A
  Accumulation units outstanding
  at the end of period                     5,325           5,492           5,687           2,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $9.01           $8.73           $8.13           $8.08           N/A
    End of period                          $9.72           $9.01           $8.73           $8.13           N/A
  Accumulation units outstanding
  at the end of period                       -             3,510           3,377            314            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.07          $13.82          $13.73         $13.27           N/A
    End of period                          $14.97          $14.07          $13.82         $13.73           N/A
  Accumulation units outstanding
  at the end of period                     54,850          62,360          62,054         19,136           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.60          $21.09          $19.72         $17.89           N/A
    End of period                          $21.53          $23.60          $21.09         $19.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.51          $16.11          $16.11         $15.12           N/A
    End of period                          $17.03          $17.51          $16.11         $15.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.99          $12.87          $12.86         $12.68           N/A
    End of period                          $13.60          $13.99          $12.87         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     7,904           8,155           8,307           2,054           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.21          $19.97          $19.35         $18.09           N/A
    End of period                          $20.61          $22.21          $19.97         $19.35           N/A
  Accumulation units outstanding
  at the end of period                      210             115             120            1,595           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.59           $8.26           $7.49           $6.66           N/A
    End of period                          $8.38           $8.59           $8.26           $7.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.52          $10.00           N/A            N/A
    End of period                          $11.67          $11.16          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                    $15.06          $11.57           N/A             N/A            N/A
    End of period                          $16.11          $15.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,578             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth
Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.84          $10.00           N/A            N/A
    End of period                          $12.48          $11.77          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,021             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.31           N/A             N/A            N/A
    End of period                          $15.30          $14.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $26.03          $23.28          $22.48         $20.88           N/A
    End of period                          $27.52          $26.03          $23.28         $22.48           N/A
  Accumulation units outstanding
  at the end of period                     8,512           8,852           8,059           1,490           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.41          $12.07          $11.94         $12.00           N/A
    End of period                          $12.78          $12.41          $12.07         $11.94           N/A
  Accumulation units outstanding
  at the end of period                     96,660          2,345           1,115            164            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.40          $16.35         $14.89           N/A
    End of period                          $21.95          $20.69          $17.40         $16.35           N/A
  Accumulation units outstanding
  at the end of period                     3,761           2,708           2,844           1,999           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.38          $26.27          $25.17         $23.42           N/A
    End of period                          $31.82          $29.38          $26.27         $25.17           N/A
  Accumulation units outstanding
  at the end of period                     6,374           3,301           3,186           2,545           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $38.53          $36.68          $32.68         $29.18           N/A
    End of period                          $44.42          $38.53          $36.68         $32.68           N/A
  Accumulation units outstanding
  at the end of period                     2,116           2,087           1,869            121            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.11          $13.64          $13.07         $11.71           N/A
    End of period                          $15.98          $16.11          $13.64         $13.07           N/A
  Accumulation units outstanding
  at the end of period                     8,504           3,354           3,560            105            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                    $17.24          $14.30          $13.73           N/A            N/A
    End of period                          $18.61          $17.24          $14.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(924)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                    $15.52          $11.57          $10.91           N/A            N/A
    End of period                          $12.97          $15.52          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(864)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                    $25.26          $24.47           N/A             N/A            N/A
    End of period                          $29.96          $25.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1047)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                    $26.94          $26.29           N/A             N/A            N/A
    End of period                          $29.07          $26.94           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1025)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                    $18.88          $17.63           N/A             N/A            N/A
    End of period                          $18.67          $18.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(990)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.01           N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.63          $10.91          $10.88           N/A            N/A
    End of period                          $11.66          $12.63          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                    $18.86          $18.32          $18.15         $16.95           N/A
    End of period                          $19.85          $18.86          $18.32         $18.15           N/A
  Accumulation units outstanding
  at the end of period                      151             151             152              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.82          $11.26          $11.14           N/A            N/A
    End of period                          $12.96          $12.82          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.20          $9.97            N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                    $5.98           $4.47           $4.29            N/A            N/A
    End of period                          $6.13           $5.98           $4.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.02           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                    $9.66           $8.40           $8.17            N/A            N/A
    End of period                          $9.85           $9.66           $8.40            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                    $14.59          $12.50          $11.60           N/A            N/A
    End of period                          $11.86          $14.59          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(778)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.78           N/A
    End of period                          $13.83          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     4,548           4,549           4,554             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.09            N/A             N/A            N/A
    End of period                          $11.97          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1116)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.54          $10.00           N/A            N/A
    End of period                          $12.71          $10.86          $10.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                    $13.19          $11.95          $11.07           N/A            N/A
    End of period                          $14.36          $13.19          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $12.96          $12.09          $12.05         $11.37           N/A
    End of period                          $13.95          $12.96          $12.09         $12.05           N/A
  Accumulation units outstanding
  at the end of period                       -              830             878             511            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(654)

  Accumulation unit value:
    Beginning of period                    $18.47          $15.61          $14.91         $13.90           N/A
    End of period                          $19.87          $18.47          $15.61         $14.91           N/A
  Accumulation units outstanding
  at the end of period                       -             5,144           5,066           3,164           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(654)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $17.47          $16.14          $14.93         $13.71           N/A
    End of period                          $19.82          $17.47          $16.14         $14.93           N/A
  Accumulation units outstanding
  at the end of period                       -             2,713           2,711           1,703           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $7.65           $7.42           $7.12           $6.77           N/A
    End of period                          $9.02           $7.65           $7.42           $7.12           N/A
  Accumulation units outstanding
  at the end of period                       -             12,853          12,416          7,664           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.18          $14.25          $13.10         $11.72           N/A
    End of period                          $18.54          $17.18          $14.25         $13.10           N/A
  Accumulation units outstanding
  at the end of period                     3,997           2,318           2,235           1,251           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.68          $11.08         $10.47           N/A
    End of period                          $14.10          $12.39          $11.68         $11.08           N/A
  Accumulation units outstanding
  at the end of period                      672             240              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.43          $10.43           N/A            N/A
    End of period                          $12.58          $11.06          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                    $15.51          $10.00           N/A             N/A            N/A
    End of period                          $12.96          $15.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      234              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1182)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.60          $11.82         $11.22           N/A
    End of period                          $15.52          $14.18          $12.60         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     1,750           2,147           2,161           1,299           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.34          $18.74          $16.98         $16.19           N/A
    End of period                          $20.99          $19.34          $18.74         $16.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.73           $9.26           N/A
    End of period                           N/A             N/A            $7.93           $9.73           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              769            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.88          $10.05          $9.32           N/A
    End of period                          $12.58          $11.85          $10.88         $10.05           N/A
  Accumulation units outstanding
  at the end of period                      135             139              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                    $25.17          $22.59          $22.55         $10.23           N/A
    End of period                          $29.85          $25.17          $22.59         $22.55           N/A
  Accumulation units outstanding
  at the end of period                       62              68              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.86          $26.12          $25.38         $24.26           N/A
    End of period                          $28.97          $26.86          $26.12         $25.38           N/A
  Accumulation units outstanding
  at the end of period                       59              63              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.34           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      439             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.83          $17.04          $16.77         $15.77           N/A
    End of period                          $18.61          $18.83          $17.04         $16.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.72          $19.24          $19.09         $17.05           N/A
    End of period                          $25.04          $22.72          $19.24         $19.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,646            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $10.87          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      146              90             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,472            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.62          $10.91          $10.38           N/A            N/A
    End of period                          $11.65          $12.62          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.79          $18.26          $18.10         $17.00           N/A
    End of period                          $19.77          $18.79          $18.26         $18.10           N/A
  Accumulation units outstanding
  at the end of period                     5,409           6,569           5,467           2,177           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.46           N/A            N/A
    End of period                          $12.95          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                      126              78              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(842)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.51          $11.95          $10.25          $8.99           N/A
    End of period                          $17.07          $15.51          $11.95         $10.25           N/A
  Accumulation units outstanding
  at the end of period                      524            1,254           1,327            817            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.30          $20.41         $18.12           N/A
    End of period                          $24.91          $23.47          $21.30         $20.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.47          $15.24          $15.14         $14.60           N/A
    End of period                          $16.17          $15.47          $15.24         $15.14           N/A
  Accumulation units outstanding
  at the end of period                     4,044           5,374           5,017           2,609           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.07           N/A             N/A            N/A
    End of period                          $14.08          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.36          $18.07          $16.89         $14.63           N/A
    End of period                          $19.49          $20.36          $18.07         $16.89           N/A
  Accumulation units outstanding
  at the end of period                     2,831           2,425           2,428           1,539           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.94          $14.75          $14.34         $12.88           N/A
    End of period                          $15.52          $16.94          $14.75         $14.34           N/A
  Accumulation units outstanding
  at the end of period                     1,449           1,780           1,792           1,069           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.28          $11.81         $10.22           N/A
    End of period                          $11.89          $12.44          $11.28         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     7,508           5,614           4,749            223            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.25          $11.04          $11.02         $10.69           N/A
    End of period                          $11.77          $11.25          $11.04         $11.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.97           $4.46           $4.49           $4.09           N/A
    End of period                          $6.12           $5.97           $4.46           $4.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.30          $10.74          $9.91           N/A
    End of period                          $10.41          $11.49          $10.30         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $8.79           $9.47           $9.17           N/A
    End of period                          $11.11          $11.19          $8.79           $9.47           N/A
  Accumulation units outstanding
  at the end of period                     6,637           4,620           4,507            269            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $11.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,840           4,779            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.64           $8.39           $8.18           $7.56           N/A
    End of period                          $9.83           $9.64           $8.39           $8.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.56          $12.48          $11.96         $10.71           N/A
    End of period                          $11.83          $14.56          $12.48         $11.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.35          $12.59          $11.62          $9.58           N/A
    End of period                          $18.95          $17.35          $12.59         $11.62           N/A
  Accumulation units outstanding
  at the end of period                     6,098           4,982           4,438            237            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.75          $11.25          $10.63         $10.91           N/A
    End of period                          $12.43          $11.75          $11.25         $10.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.55          $15.02          $13.49         $11.87           N/A
    End of period                          $20.13          $18.55          $15.02         $13.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.86          $10.90          $9.72           N/A
    End of period                          $13.82          $13.86          $11.86         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     27,232          25,225          11,090            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.82            N/A             N/A            N/A
    End of period                          $11.96          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.54          $10.83          $9.85           N/A
    End of period                          $12.70          $10.85          $10.54         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       96              63              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.41          $23.08          $17.16         $14.42           N/A
    End of period                          $36.45          $27.41          $23.08         $17.16           N/A
  Accumulation units outstanding
  at the end of period                      142              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.65          $13.26          $9.83           $8.40           N/A
    End of period                          $14.09          $13.65          $13.26          $9.83           N/A
  Accumulation units outstanding
  at the end of period                     6,805           5,117           4,306            273            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.58            N/A             N/A            N/A
    End of period                          $10.77          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      100              62             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.14          $14.04          $12.75         $11.49           N/A
    End of period                          $16.00          $15.14          $14.04         $12.75           N/A
  Accumulation units outstanding
  at the end of period                       54              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.69          $10.42          $9.68           N/A
    End of period                          $12.48          $12.10          $10.69         $10.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.95          $19.46          $18.17         $15.84           N/A
    End of period                          $18.44          $20.95          $19.46         $18.17           N/A
  Accumulation units outstanding
  at the end of period                     4,631           3,372           2,875            153            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.39          $13.07         $11.54           N/A
    End of period                          $14.89          $15.47          $13.39         $13.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.12           $5.69           $5.65           $5.29           N/A
    End of period                          $6.89           $6.12           $5.69           $5.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $15.11          $15.59          $11.42          $9.76           N/A
    End of period                          $17.75          $15.11          $15.59         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     16,636          16,757          2,956             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                    $13.18          $11.95          $11.07          $9.76           N/A
    End of period                          $14.35          $13.18          $11.95         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     2,621           2,595           2,136             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.42          $12.54          $11.21          $9.95           N/A
    End of period                          $15.07          $14.42          $12.54         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.98           $8.71           $8.12           $8.06           N/A
    End of period                          $9.70           $8.98           $8.71           $8.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.00          $13.77          $13.68         $13.23           N/A
    End of period                          $14.90          $14.00          $13.77         $13.68           N/A
  Accumulation units outstanding
  at the end of period                     12,677          14,646          14,895          5,624           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.46          $20.98          $19.62         $17.80           N/A
    End of period                          $21.39          $23.46          $20.98         $19.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.41          $16.02          $16.02         $15.05           N/A
    End of period                          $16.92          $17.41          $16.02         $15.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.81          $12.82         $12.47           N/A
    End of period                          $13.54          $13.92          $12.81         $12.82           N/A
  Accumulation units outstanding
  at the end of period                      740             727             452              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.08          $19.87          $19.26         $18.01           N/A
    End of period                          $20.48          $22.08          $19.87         $19.26           N/A
  Accumulation units outstanding
  at the end of period                      215             221             221             221            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.24           $7.47           $6.65           N/A
    End of period                          $8.35           $8.56           $8.24           $7.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.88          $23.16          $22.37         $20.78           N/A
    End of period                          $27.35          $25.88          $23.16         $22.37           N/A
  Accumulation units outstanding
  at the end of period                       62              64              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.31          $11.98          $11.87         $11.92           N/A
    End of period                          $12.68          $12.31          $11.98         $11.87           N/A
  Accumulation units outstanding
  at the end of period                     5,822             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.65          $17.37          $16.33         $14.88           N/A
    End of period                          $21.89          $20.65          $17.37         $16.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.21          $26.13          $25.05         $23.32           N/A
    End of period                          $31.62          $29.21          $26.13         $25.05           N/A
  Accumulation units outstanding
  at the end of period                      202             483             511              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $38.31          $36.48          $32.52         $29.05           N/A
    End of period                          $44.14          $38.31          $36.48         $32.52           N/A
  Accumulation units outstanding
  at the end of period                      152              44              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.05          $13.60          $13.04         $11.69           N/A
    End of period                          $15.92          $16.05          $13.60         $13.04           N/A
  Accumulation units outstanding
  at the end of period                      304              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $18.43          $15.58          $14.90         $14.00           N/A
    End of period                          $19.82          $18.43          $15.58         $14.90           N/A
  Accumulation units outstanding
  at the end of period                       -             3,527           4,631            605            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $17.43          $16.12          $14.91         $13.29           N/A
    End of period                          $19.77          $17.43          $16.12         $14.91           N/A
  Accumulation units outstanding
  at the end of period                       -             1,294           1,708            268            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(681)

  Accumulation unit value:
    Beginning of period                    $7.62           $7.41           $7.10           $6.49           N/A
    End of period                          $8.99           $7.62           $7.41           $7.10           N/A
  Accumulation units outstanding
  at the end of period                       -             5,208           7,385           1,303           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.08          $14.18          $13.04         $11.66           N/A
    End of period                          $18.42          $17.08          $14.18         $13.04           N/A
  Accumulation units outstanding
  at the end of period                      831            1,161           1,653            233            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.66          $11.06         $10.46           N/A
    End of period                          $14.05          $12.35          $11.66         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(944)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.40          $10.40           N/A            N/A
    End of period                          $12.54          $11.03          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(944)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.57          $10.26           N/A            N/A
    End of period                          $12.94          $15.50          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                       82              86             109             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.57          $11.80         $11.21           N/A
    End of period                          $15.48          $14.14          $12.57         $11.80           N/A
  Accumulation units outstanding
  at the end of period                      686            2,282           1,358            212            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.25          $18.66          $16.91         $16.13           N/A
    End of period                          $20.89          $19.25          $18.66         $16.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.70           $9.23           N/A
    End of period                           N/A             N/A            $8.81           $9.70           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.85          $10.03          $9.30           N/A
    End of period                          $12.53          $11.81          $10.85         $10.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                    $25.02          $22.47          $22.44         $20.21           N/A
    End of period                          $29.66          $25.02          $22.47         $22.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.70          $25.97          $25.25         $24.14           N/A
    End of period                          $28.78          $26.70          $25.97         $25.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.80          $17.03          $16.76         $15.77           N/A
    End of period                          $18.58          $18.80          $17.03         $16.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.60          $19.15          $19.01         $16.99           N/A
    End of period                          $24.89          $22.60          $19.15         $19.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,216           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.24           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,184            617             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.38           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       98             103             110             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.69          $18.16          $18.01         $16.92           N/A
    End of period                          $19.65          $18.69          $18.16         $18.01           N/A
  Accumulation units outstanding
  at the end of period                     2,471           2,688           3,529            127            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.26          $10.48           N/A            N/A
    End of period                          $12.93          $12.81          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                      167              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.50          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      216              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.92          $10.23          $8.98           N/A
    End of period                          $17.01          $15.46          $11.92         $10.23           N/A
  Accumulation units outstanding
  at the end of period                       82              86             112              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.33          $21.19          $20.31         $18.04           N/A
    End of period                          $24.75          $23.33          $21.19         $20.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.38          $15.15          $15.07         $14.53           N/A
    End of period                          $16.07          $15.38          $15.15         $15.07           N/A
  Accumulation units outstanding
  at the end of period                     1,897           2,017           5,681            298            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.71            N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.27          $18.00          $16.84         $14.59           N/A
    End of period                          $19.39          $20.27          $18.00         $16.84           N/A
  Accumulation units outstanding
  at the end of period                      969            1,340           1,701            238            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.87          $14.69          $14.29         $12.84           N/A
    End of period                          $15.44          $16.87          $14.69         $14.29           N/A
  Accumulation units outstanding
  at the end of period                      649            1,998           1,211            174            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.24          $11.78         $10.20           N/A
    End of period                          $11.83          $12.40          $11.24         $11.78           N/A
  Accumulation units outstanding
  at the end of period                      342             336             366              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.01          $11.00         $10.67           N/A
    End of period                          $11.73          $11.21          $11.01         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     1,614           1,680           1,968             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.48           $4.08           N/A
    End of period                          $6.09           $5.94           $4.44           $4.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.27          $10.71          $9.89           N/A
    End of period                          $10.37          $11.45          $10.27         $10.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.15          $8.76           $9.45           $9.15           N/A
    End of period                          $11.07          $11.15          $8.76           $9.45           N/A
  Accumulation units outstanding
  at the end of period                      387             396             472              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.02           N/A             N/A            N/A
    End of period                          $10.43          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,192             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.60           $8.36           $8.16           $7.54           N/A
    End of period                          $9.79           $9.60           $8.36           $8.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.51          $12.44          $11.93         $10.69           N/A
    End of period                          $11.78          $14.51          $12.44         $11.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.28          $12.55          $11.59          $9.56           N/A
    End of period                          $18.87          $17.28          $12.55         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      271             295             374              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.21          $10.60         $10.88           N/A
    End of period                          $12.37          $11.71          $11.21         $10.60           N/A
  Accumulation units outstanding
  at the end of period                       72              75             102              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.49          $14.99          $13.46         $11.85           N/A
    End of period                          $20.06          $18.49          $14.99         $13.46           N/A
  Accumulation units outstanding
  at the end of period                     1,034            882            1,127             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.90          $9.73           N/A
    End of period                          $13.79          $13.84          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     3,773           6,490           2,822             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.23            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,446             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.53          $10.82          $9.84           N/A
    End of period                          $12.68          $10.84          $10.53         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -             3,485             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.31          $23.00          $17.11         $14.38           N/A
    End of period                          $36.30          $27.31          $23.00         $17.11           N/A
  Accumulation units outstanding
  at the end of period                      132             155             191              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.60          $13.22          $9.80           $8.38           N/A
    End of period                          $14.03          $13.60          $13.22          $9.80           N/A
  Accumulation units outstanding
  at the end of period                      434             451             491              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.10          $14.01          $12.73         $11.47           N/A
    End of period                          $15.94          $15.10          $14.01         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      890             647             713              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.67          $10.40          $9.67           N/A
    End of period                          $12.44          $12.07          $10.67         $10.40           N/A
  Accumulation units outstanding
  at the end of period                     3,432           2,819           3,229             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.40          $18.12         $15.80           N/A
    End of period                          $18.36          $20.87          $19.40         $18.12           N/A
  Accumulation units outstanding
  at the end of period                      171             153             157              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.36          $13.05         $11.52           N/A
    End of period                          $14.84          $15.43          $13.36         $13.05           N/A
  Accumulation units outstanding
  at the end of period                      821             516             585              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.63           $5.27           N/A
    End of period                          $6.86           $6.09           $5.67           $5.63           N/A
  Accumulation units outstanding
  at the end of period                      145             152             207              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.10          $15.58          $11.42         $10.31           N/A
    End of period                          $17.73          $15.10          $15.58         $11.42           N/A
  Accumulation units outstanding
  at the end of period                      584            2,604            342              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $10.14           N/A
    End of period                          $14.33          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     3,244           3,345            605              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.38          $12.51          $11.19          $9.93           N/A
    End of period                          $15.02          $14.38          $12.51         $11.19           N/A
  Accumulation units outstanding
  at the end of period                      293              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.68           $8.09           $8.05           N/A
    End of period                          $9.66           $8.95           $8.68           $8.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.02           N/A             N/A             N/A            N/A
    End of period                          $10.91           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      427             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.71          $13.64         $13.18           N/A
    End of period                          $14.83          $13.94          $13.71         $13.64           N/A
  Accumulation units outstanding
  at the end of period                     4,719           5,394           12,117           494            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.44          $20.97          $19.62         $17.81           N/A
    End of period                          $21.36          $23.44          $20.97         $19.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.31          $15.94          $15.94         $14.98           N/A
    End of period                          $16.82          $17.31          $15.94         $15.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.76          $12.77         $12.42           N/A
    End of period                          $13.47          $13.86          $12.76         $12.77           N/A
  Accumulation units outstanding
  at the end of period                      501             556             574              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.95          $19.76          $19.17         $17.93           N/A
    End of period                          $20.35          $21.95          $19.76         $19.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.04           $7.30           $6.50           N/A
    End of period                          $8.15           $8.36           $8.04           $7.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.16           N/A             N/A             N/A            N/A
    End of period                          $11.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,754            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.73          $23.04          $22.26         $20.69           N/A
    End of period                          $27.18          $25.73          $23.04         $22.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.24          $11.92          $11.81         $11.87           N/A
    End of period                          $12.60          $12.24          $11.92         $11.81           N/A
  Accumulation units outstanding
  at the end of period                     1,419             70              96              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.61          $17.34          $16.32         $14.87           N/A
    End of period                          $21.84          $20.61          $17.34         $16.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $29.04          $25.99          $24.93         $23.21           N/A
    End of period                          $31.42          $29.04          $25.99         $24.93           N/A
  Accumulation units outstanding
  at the end of period                     1,180           1,190             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $38.08          $36.29          $32.37         $28.92           N/A
    End of period                          $43.86          $38.08          $36.29         $32.37           N/A
  Accumulation units outstanding
  at the end of period                       51              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.57          $13.01         $11.67           N/A
    End of period                          $15.85          $16.00          $13.57         $13.01           N/A
  Accumulation units outstanding
  at the end of period                     3,645           3,085             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.76%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(635)

  Accumulation unit value:
    Beginning of period                    $18.42          $15.57          $14.89         $13.32           N/A
    End of period                          $19.81          $18.42          $15.57         $14.89           N/A
  Accumulation units outstanding
  at the end of period                       -             14,322          11,657          4,051           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(635)

  Accumulation unit value:
    Beginning of period                    $17.42          $16.11          $14.91         $12.47           N/A
    End of period                          $19.76          $17.42          $16.11         $14.91           N/A
  Accumulation units outstanding
  at the end of period                       -             5,745           4,671           1,729           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(635)

  Accumulation unit value:
    Beginning of period                    $7.62           $7.40           $7.10           $6.18           N/A
    End of period                          $8.99           $7.62           $7.40           $7.10           N/A
  Accumulation units outstanding
  at the end of period                       -             31,176          23,983          8,570           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                    $17.06          $14.16          $13.02         $10.89           N/A
    End of period                          $18.40          $17.06          $14.16         $13.02           N/A
  Accumulation units outstanding
  at the end of period                     5,235           5,905           4,353           1,460           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.65          $11.15           N/A            N/A
    End of period                          $14.04          $12.35          $11.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,358           1,386             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(919)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                    $15.50          $11.56          $10.65           N/A            N/A
    End of period                          $12.94          $15.50          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,615           1,452             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.56          $11.79          $9.73           N/A
    End of period                          $15.47          $14.13          $12.56         $11.79           N/A
  Accumulation units outstanding
  at the end of period                     3,216           4,277           3,502           1,209           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                    $19.21          $18.77           N/A             N/A            N/A
    End of period                          $20.85          $19.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(1042)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.84          $9.80            N/A            N/A
    End of period                          $12.52          $11.80          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,435            770             770             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                    $24.99          $22.45          $21.98           N/A            N/A
    End of period                          $29.62          $24.99          $22.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(958)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $26.66          $25.94          $25.22         $23.34           N/A
    End of period                          $28.75          $26.66          $25.94         $25.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                    $18.71          $16.94          $16.68         $15.45           N/A
    End of period                          $18.49          $18.71          $16.94         $16.68           N/A
  Accumulation units outstanding
  at the end of period                      471             495              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                    $22.58          $19.14          $19.00         $16.34           N/A
    End of period                          $24.87          $22.58          $19.14         $19.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.11           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,624           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.17           N/A             N/A            N/A
    End of period                          $10.86          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,389           2,703            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                    $12.61          $10.90          $10.54           N/A            N/A
    End of period                          $11.63          $12.61          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,385           1,431            761             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(916)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $18.66          $18.14          $17.99         $17.10           N/A
    End of period                          $19.62          $18.66          $18.14         $17.99           N/A
  Accumulation units outstanding
  at the end of period                     3,915           3,931           2,218           1,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.26          $11.07           N/A            N/A
    End of period                          $12.93          $12.80          $11.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                       41              99              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(920)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.19          $9.98            N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      487             345             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.90          $10.73           N/A            N/A
    End of period                          $16.97          $15.43          $11.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      977             379              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.17          $20.29         $16.93           N/A
    End of period                          $24.72          $23.31          $21.17         $20.29           N/A
  Accumulation units outstanding
  at the end of period                      430              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $15.36          $15.14          $15.05         $14.66           N/A
    End of period                          $16.05          $15.36          $15.14         $15.05           N/A
  Accumulation units outstanding
  at the end of period                     5,799           5,805           4,506           1,771           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.16            N/A             N/A            N/A
    End of period                          $14.07          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      518             193             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(635)

  Accumulation unit value:
    Beginning of period                    $20.25          $17.99          $16.82         $13.94           N/A
    End of period                          $19.37          $20.25          $17.99         $16.82           N/A
  Accumulation units outstanding
  at the end of period                     4,849           5,721           4,132           1,541           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(635)

  Accumulation unit value:
    Beginning of period                    $16.85          $14.68          $14.28         $11.94           N/A
    End of period                          $15.43          $16.85          $14.68         $14.28           N/A
  Accumulation units outstanding
  at the end of period                     2,831           3,616           2,923            995            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(635)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                    $12.39          $11.23          $11.77         $10.43           N/A
    End of period                          $11.82          $12.39          $11.23         $11.77           N/A
  Accumulation units outstanding
  at the end of period                      242             173              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                    $11.21          $11.00          $11.00         $10.76           N/A
    End of period                          $11.72          $11.21          $11.00         $11.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $5.94           $4.44           $4.13            N/A            N/A
    End of period                          $6.09           $5.94           $4.44            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.27          $9.82            N/A            N/A
    End of period                          $10.36          $11.44          $10.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $11.14          $8.75           $9.44           $8.77           N/A
    End of period                          $11.06          $11.14          $8.75           $9.44           N/A
  Accumulation units outstanding
  at the end of period                      492              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.04           N/A             N/A            N/A
    End of period                          $10.43          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,745           2,561            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(999)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                    $9.59           $8.76            N/A             N/A            N/A
    End of period                          $9.78           $9.59            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,655             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $14.50          $12.43          $10.98           N/A            N/A
    End of period                          $11.77          $14.50          $12.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                    $17.27          $12.54          $11.58          $9.50           N/A
    End of period                          $18.85          $17.27          $12.54         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     1,448           1,597             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                    $11.70          $11.20          $10.59          $9.78           N/A
    End of period                          $12.36          $11.70          $11.20         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $18.49          $14.98          $13.45         $11.76           N/A
    End of period                          $20.05          $18.49          $14.98         $13.45           N/A
  Accumulation units outstanding
  at the end of period                      309             310              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                    $13.84          $11.85          $10.57           N/A            N/A
    End of period                          $13.79          $13.84          $11.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,587          17,580          11,357           N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.71          $9.57            N/A             N/A            N/A
    End of period                          $11.95          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       86             234             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.53          $10.82         $10.87           N/A
    End of period                          $12.68          $10.83          $10.53         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      719             799              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(734)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                    $27.29          $22.99          $17.10         $15.70           N/A
    End of period                          $36.27          $27.29          $22.99         $17.10           N/A
  Accumulation units outstanding
  at the end of period                      514             519              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                    $13.59          $13.21          $9.80           $8.39           N/A
    End of period                          $14.02          $13.59          $13.21          $9.80           N/A
  Accumulation units outstanding
  at the end of period                     1,038            986              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.90            N/A             N/A            N/A
    End of period                          $10.76          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      449             425             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.00          $12.73         $11.28           N/A
    End of period                          $15.93          $15.09          $14.00         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      244              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.67          $10.40          $9.57           N/A
    End of period                          $12.43          $12.06          $10.67         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                    $20.85          $19.38          $18.11         $15.62           N/A
    End of period                          $18.35          $20.85          $19.38         $18.11           N/A
  Accumulation units outstanding
  at the end of period                      356             352              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.36          $13.04         $11.28           N/A
    End of period                          $14.83          $15.42          $13.36         $13.04           N/A
  Accumulation units outstanding
  at the end of period                      248              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                    $6.09           $5.67           $5.13            N/A            N/A
    End of period                          $6.85           $6.09           $5.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                      188             202              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                    $15.09          $15.58          $11.42         $10.08           N/A
    End of period                          $17.72          $15.09          $15.58         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     4,392           1,560             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                    $13.16          $11.94          $11.07         $10.09           N/A
    End of period                          $14.32          $13.16          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     1,005           1,028             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(693)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                    $14.37          $12.50          $11.58           N/A            N/A
    End of period                          $15.01          $14.37          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                      518             720              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1184)

  Accumulation unit value:
    Beginning of period                    $8.95           $8.87            N/A             N/A            N/A
    End of period                          $9.66           $8.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              139             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1184)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $13.93          $13.70          $13.63         $13.26           N/A
    End of period                          $14.81          $13.93          $13.70         $13.63           N/A
  Accumulation units outstanding
  at the end of period                     16,601          17,871          10,930          4,213           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                    $23.29          $20.84          $19.54           N/A            N/A
    End of period                          $21.23          $23.29          $20.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                      381             390              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(935)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                    $17.29          $15.92          $15.92         $15.09           N/A
    End of period                          $16.80          $17.29          $15.92         $15.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.75          $12.77         $12.42           N/A
    End of period                          $13.46          $13.85          $12.75         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     3,082           2,398             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(959)

  Accumulation unit value:
    Beginning of period                    $8.53           $8.21           $8.22            N/A            N/A
    End of period                          $8.31           $8.53           $8.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.86          $12.07           N/A            N/A
    End of period                          $15.14          $14.18          $12.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                    $25.70          $23.01          $22.24         $20.64           N/A
    End of period                          $27.14          $25.70          $23.01         $22.24           N/A
  Accumulation units outstanding
  at the end of period                      419             428              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.93          $11.82         $11.82           N/A
    End of period                          $12.60          $12.25          $11.93         $11.82           N/A
  Accumulation units outstanding
  at the end of period                     13,215            -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                    $20.60          $17.33          $16.80           N/A            N/A
    End of period                          $21.82          $20.60          $17.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $29.01          $25.96          $23.87           N/A            N/A
    End of period                          $31.38          $29.01          $25.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                      414             434              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                    $38.04          $36.25          $31.57           N/A            N/A
    End of period                          $43.81          $38.04          $36.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      370             375              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(790)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                    $15.99          $13.56          $13.00         $11.95           N/A
    End of period                          $15.84          $15.99          $13.56         $13.00           N/A
  Accumulation units outstanding
  at the end of period                     2,327            869              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                    $18.39          $15.55          $14.88         $13.30           N/A
    End of period                          $19.77          $18.39          $15.55         $14.88           N/A
  Accumulation units outstanding
  at the end of period                       -             7,179           5,533           1,346           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(640)

  Accumulation unit value:
    Beginning of period                    $17.39          $16.09          $14.89         $12.41           N/A
    End of period                          $19.72          $17.39          $16.09         $14.89           N/A
  Accumulation units outstanding
  at the end of period                       -             3,566           2,817            960            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $7.60           $7.39           $7.09           $6.49           N/A
    End of period                          $8.96           $7.60           $7.39           $7.09           N/A
  Accumulation units outstanding
  at the end of period                       -             25,050          10,139          1,654           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.98          $14.10          $12.97         $11.61           N/A
    End of period                          $18.31          $16.98          $14.10         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     1,888           2,074           1,666            313            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.45           N/A
    End of period                          $14.01          $12.32          $11.63         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     1,344           1,235           1,296            981            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.38          $10.38           N/A            N/A
    End of period                          $12.50          $11.00          $10.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                    $15.49          $11.56          $10.45           N/A            N/A
    End of period                          $12.93          $15.49          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,836           1,998             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(833)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.11          $12.54          $11.78         $11.19           N/A
    End of period                          $15.43          $14.11          $12.54         $11.78           N/A
  Accumulation units outstanding
  at the end of period                     1,474           3,047           2,493           1,119           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.13          $18.55          $16.82         $16.05           N/A
    End of period                          $20.75          $19.13          $18.55         $16.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $9.21           N/A
    End of period                           N/A             N/A            $8.78           $9.66           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              230            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.82          $10.01          $9.28           N/A
    End of period                          $12.48          $11.77          $10.82         $10.01           N/A
  Accumulation units outstanding
  at the end of period                     16,963          17,595          18,213          6,121           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                    $24.88          $22.35          $22.33         $19.18           N/A
    End of period                          $29.48          $24.88          $22.35         $22.33           N/A
  Accumulation units outstanding
  at the end of period                       99              99             100             101            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(648)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.54          $25.83          $25.13         $24.03           N/A
    End of period                          $28.60          $26.54          $25.83         $25.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      252             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      428             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.63          $16.88          $16.63         $15.65           N/A
    End of period                          $18.40          $18.63          $16.88         $16.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.49          $19.07          $18.93         $16.92           N/A
    End of period                          $24.76          $22.49          $19.07         $18.93           N/A
  Accumulation units outstanding
  at the end of period                      187              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,551            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             208             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      614             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $9.83            N/A            N/A
    End of period                          $11.62          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                      483             127              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $17.92         $16.85           N/A
    End of period                          $19.52          $18.58          $18.07         $17.92           N/A
  Accumulation units outstanding
  at the end of period                     79,284          77,932          39,609           504            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.99           N/A            N/A
    End of period                          $12.92          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      589              59              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(870)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1086)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.86          $10.18          $8.94           N/A
    End of period                          $16.90          $15.37          $11.86         $10.18           N/A
  Accumulation units outstanding
  at the end of period                      686             220             221             223            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.20          $21.08          $20.21         $17.96           N/A
    End of period                          $24.60          $23.20          $21.08         $20.21           N/A
  Accumulation units outstanding
  at the end of period                       33              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.29          $15.07          $14.99         $14.47           N/A
    End of period                          $15.97          $15.29          $15.07         $14.99           N/A
  Accumulation units outstanding
  at the end of period                     8,760           8,976           4,045            232            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.98            N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      279             415             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.93          $16.78         $14.54           N/A
    End of period                          $19.30          $20.18          $17.93         $16.78           N/A
  Accumulation units outstanding
  at the end of period                     1,822           2,627           1,891            394            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.79          $14.64          $14.24         $12.80           N/A
    End of period                          $15.37          $16.79          $14.64         $14.24           N/A
  Accumulation units outstanding
  at the end of period                     1,329           2,582           2,095            920            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.35          $11.20          $11.75         $10.17           N/A
    End of period                          $11.78          $12.35          $11.20         $11.75           N/A
  Accumulation units outstanding
  at the end of period                     9,092           9,205           4,253           2,153           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.99          $10.98         $10.66           N/A
    End of period                          $11.69          $11.19          $10.99         $10.98           N/A
  Accumulation units outstanding
  at the end of period                     3,060           3,242            612             598            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.47           $4.07           N/A
    End of period                          $6.07           $5.92           $4.43           $4.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.24          $10.68          $9.86           N/A
    End of period                          $10.32          $11.41          $10.24         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.11          $8.73           $9.42           $9.13           N/A
    End of period                          $11.02          $11.11          $8.73           $9.42           N/A
  Accumulation units outstanding
  at the end of period                     12,562          13,070          19,344          5,872           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      569             247             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.14           $7.52           N/A
    End of period                          $9.74           $9.56           $8.33           $8.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.45          $12.40          $11.89         $10.66           N/A
    End of period                          $11.73          $14.45          $12.40         $11.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.22          $12.51          $11.56          $9.53           N/A
    End of period                          $18.79          $17.22          $12.51         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     7,752           4,076           3,993           2,371           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.66          $11.17          $10.57         $10.85           N/A
    End of period                          $12.32          $11.66          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.45          $14.96          $13.44         $11.84           N/A
    End of period                          $20.00          $18.45          $14.96         $13.44           N/A
  Accumulation units outstanding
  at the end of period                     2,214           2,426            540             543            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.85          $10.90          $9.71           N/A
    End of period                          $13.77          $13.82          $11.85         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     86,990          91,321          32,532            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.00           N/A             N/A            N/A
    End of period                          $11.94          $10.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               71             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.52          $10.82          $9.81           N/A
    End of period                          $12.66          $10.83          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $27.20          $22.93          $17.07         $14.35           N/A
    End of period                          $36.14          $27.20          $22.93         $17.07           N/A
  Accumulation units outstanding
  at the end of period                      880             783             785             244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.55          $13.18          $9.77           $8.36           N/A
    End of period                          $13.97          $13.55          $13.18          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     8,387           8,392           8,489           5,967           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.51            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1088)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.46           N/A
    End of period                          $15.90          $15.06          $13.98         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     7,596           6,329            552             560            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.04          $10.65          $10.39          $9.66           N/A
    End of period                          $12.40          $12.04          $10.65         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     9,865           8,174            663             660            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.79          $19.34          $18.07         $15.77           N/A
    End of period                          $18.28          $20.79          $19.34         $18.07           N/A
  Accumulation units outstanding
  at the end of period                     6,095           5,025           2,467           1,428           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.39          $13.34          $13.03         $11.51           N/A
    End of period                          $14.80          $15.39          $13.34         $13.03           N/A
  Accumulation units outstanding
  at the end of period                     2,506           2,462            553             561            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.07           $5.65           $5.62           $5.26           N/A
    End of period                          $6.83           $6.07           $5.65           $5.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.52           N/A
    End of period                          $17.70          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                      838             669             563              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.94          $11.07          $9.75           N/A
    End of period                          $14.30          $13.15          $11.94         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               57              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.48          $11.17          $9.92           N/A
    End of period                          $14.97          $14.34          $12.48         $11.17           N/A
  Accumulation units outstanding
  at the end of period                     3,170           2,108             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.09           $8.04           N/A
    End of period                          $9.64           $8.93           $8.67           $8.09           N/A
  Accumulation units outstanding
  at the end of period                       -               83              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,053            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.88          $13.66          $13.59         $13.14           N/A
    End of period                          $14.76          $13.88          $13.66         $13.59           N/A
  Accumulation units outstanding
  at the end of period                     24,242          21,298          9,392           1,969           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.19          $20.75          $19.43         $17.64           N/A
    End of period                          $21.12          $23.19          $20.75         $19.43           N/A
  Accumulation units outstanding
  at the end of period                      113             114             115             116            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.21          $15.85          $15.85         $14.92           N/A
    End of period                          $16.71          $17.21          $15.85         $15.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.80          $12.71          $12.73         $12.38           N/A
    End of period                          $13.40          $13.80          $12.71         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      193            1,053           1,083            805            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.82          $19.66          $19.08         $17.85           N/A
    End of period                          $20.23          $21.82          $19.66         $19.08           N/A
  Accumulation units outstanding
  at the end of period                      276              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.19           $7.44           $6.62           N/A
    End of period                          $8.29           $8.51           $8.19           $7.44           N/A
  Accumulation units outstanding
  at the end of period                       -              186              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.75           N/A             N/A             N/A            N/A
    End of period                          $12.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,411            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.58          $22.92          $22.16         $20.60           N/A
    End of period                          $27.01          $25.58          $22.92         $22.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.88          $11.77         $11.84           N/A
    End of period                          $12.54          $12.19          $11.88         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     29,395            -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.57          $17.32          $16.30         $14.86           N/A
    End of period                          $21.79          $20.57          $17.32         $16.30           N/A
  Accumulation units outstanding
  at the end of period                      312              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.87          $25.86          $24.81         $23.11           N/A
    End of period                          $31.22          $28.87          $25.86         $24.81           N/A
  Accumulation units outstanding
  at the end of period                      414              87              88              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $37.86          $36.10          $32.21         $28.79           N/A
    End of period                          $43.59          $37.86          $36.10         $32.21           N/A
  Accumulation units outstanding
  at the end of period                      165             386             322             240            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.95          $13.53          $12.97         $11.64           N/A
    End of period                          $15.79          $15.95          $13.53         $12.97           N/A
  Accumulation units outstanding
  at the end of period                      427              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.81%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.04          $12.02         $11.47           N/A
    End of period                          $13.87          $12.89          $12.04         $12.02           N/A
  Accumulation units outstanding
  at the end of period                       -              396             427             428            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $18.38          $15.55          $14.87         $13.44           N/A
    End of period                          $19.75          $18.38          $15.55         $14.87           N/A
  Accumulation units outstanding
  at the end of period                       -             21,912          21,107         13,339           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(592)

  Accumulation unit value:
    Beginning of period                    $17.38          $16.08          $14.89         $13.94           N/A
    End of period                          $19.71          $17.38          $16.08         $14.89           N/A
  Accumulation units outstanding
  at the end of period                       -             7,819           8,207           4,987           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $7.60           $7.38           $7.09           $6.74           N/A
    End of period                          $8.96           $7.60           $7.38           $7.09           N/A
  Accumulation units outstanding
  at the end of period                       -             28,985          26,593         14,177           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $16.96          $14.09          $12.96         $11.39           N/A
    End of period                          $18.28          $16.96          $14.09         $12.96           N/A
  Accumulation units outstanding
  at the end of period                     8,051           6,562           7,586           3,250           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $12.32          $11.63          $11.04         $10.23           N/A
    End of period                          $14.00          $12.32          $11.63         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     4,666           2,105           1,491            144            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.48          $11.56          $10.23           N/A            N/A
    End of period                          $12.92          $15.48          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,963           3,876            124             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $14.10          $12.54          $11.77         $10.84           N/A
    End of period                          $15.42          $14.10          $12.54         $11.77           N/A
  Accumulation units outstanding
  at the end of period                     4,237           5,814           5,684           2,958           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                    $19.11          $18.53          $16.80         $15.85           N/A
    End of period                          $20.73          $19.11          $18.53         $16.80           N/A
  Accumulation units outstanding
  at the end of period                       -              608             416              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(581)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.66           $8.94           N/A
    End of period                           N/A             N/A            $8.77           $9.66           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              165            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.81          $10.00          $9.27           N/A
    End of period                          $12.47          $11.77          $10.81         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     1,302           1,010            939             716            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.33          $22.31         $20.30           N/A
    End of period                          $29.44          $24.85          $22.33         $22.31           N/A
  Accumulation units outstanding
  at the end of period                      356             222             252              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                    $26.51          $25.80          $25.10         $24.73           N/A
    End of period                          $28.57          $26.51          $25.80         $25.10           N/A
  Accumulation units outstanding
  at the end of period                      700            1,395            400              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(595)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.09           N/A             N/A             N/A            N/A
    End of period                          $13.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,832            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,392            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $18.61          $16.87          $16.61         $15.51           N/A
    End of period                          $18.38          $18.61          $16.87         $16.61           N/A
  Accumulation units outstanding
  at the end of period                      462            1,178            894             232            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                    $22.47          $19.05          $18.92         $16.71           N/A
    End of period                          $24.73          $22.47          $19.05         $18.92           N/A
  Accumulation units outstanding
  at the end of period                     1,008           1,174            444             265            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     73,516           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,319            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.95            N/A             N/A            N/A
    End of period                          $10.85          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,104          8,958            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,037            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.60          $10.90          $10.08           N/A            N/A
    End of period                          $11.61          $12.60          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,228           2,395            881             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.56          $18.05          $17.91         $16.83           N/A
    End of period                          $19.50          $18.56          $18.05         $17.91           N/A
  Accumulation units outstanding
  at the end of period                     40,306          52,272          23,393         12,068           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.25          $10.16           N/A            N/A
    End of period                          $12.91          $12.79          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,678           1,820             66             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.19          $10.00           N/A             N/A            N/A
    End of period                          $10.49          $10.19           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      737             197             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.85          $10.18          $8.93           N/A
    End of period                          $16.89          $15.36          $11.85         $10.18           N/A
  Accumulation units outstanding
  at the end of period                     6,904           3,965           1,380            272            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                    $23.17          $21.06          $20.19         $17.99           N/A
    End of period                          $24.57          $23.17          $21.06         $20.19           N/A
  Accumulation units outstanding
  at the end of period                     2,341           2,498           2,535           2,393           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.27          $15.06          $14.98         $14.46           N/A
    End of period                          $15.95          $15.27          $15.06         $14.98           N/A
  Accumulation units outstanding
  at the end of period                     22,678          21,804          21,115          9,353           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.07           N/A             N/A            N/A
    End of period                          $14.06          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,342            112             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.92          $16.77         $14.53           N/A
    End of period                          $19.28          $20.16          $17.92         $16.77           N/A
  Accumulation units outstanding
  at the end of period                     8,794           12,942          11,920          7,595           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(584)

  Accumulation unit value:
    Beginning of period                    $16.78          $14.62          $14.23         $12.21           N/A
    End of period                          $15.35          $16.78          $14.62         $14.23           N/A
  Accumulation units outstanding
  at the end of period                     5,359           6,747           5,553           3,608           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.34          $11.20          $11.74         $10.17           N/A
    End of period                          $11.77          $12.34          $11.20         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     31,767          42,250          33,921         16,359           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.98          $10.98         $10.66           N/A
    End of period                          $11.68          $11.18          $10.98         $10.98           N/A
  Accumulation units outstanding
  at the end of period                     26,491          16,309          11,780          7,222           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                    $5.92           $4.43           $4.46           $3.93           N/A
    End of period                          $6.06           $5.92           $4.43           $4.46           N/A
  Accumulation units outstanding
  at the end of period                       98              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.23          $10.67          $9.74           N/A
    End of period                          $10.31          $11.40          $10.23         $10.67           N/A
  Accumulation units outstanding
  at the end of period                      277             391             428              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $8.72           $9.42           $9.13           N/A
    End of period                          $11.01          $11.10          $8.72           $9.42           N/A
  Accumulation units outstanding
  at the end of period                     18,887          23,530          15,645          4,134           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $11.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,359          21,895           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                    $9.56           $8.33           $8.13           $7.45           N/A
    End of period                          $9.74           $9.56           $8.33           $8.13           N/A
  Accumulation units outstanding
  at the end of period                     3,288            581             646              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $14.44          $12.39          $11.89         $10.76           N/A
    End of period                          $11.72          $14.44          $12.39         $11.89           N/A
  Accumulation units outstanding
  at the end of period                     1,616           2,602           1,283             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.20          $12.50          $11.55          $9.53           N/A
    End of period                          $18.77          $17.20          $12.50         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     28,100          36,603          25,991          6,772           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $11.65          $11.17          $10.57         $10.49           N/A
    End of period                          $12.31          $11.65          $11.17         $10.57           N/A
  Accumulation units outstanding
  at the end of period                     5,740           5,781           4,369           2,608           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      182             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $18.44          $14.95          $13.44         $11.63           N/A
    End of period                          $19.99          $18.44          $14.95         $13.44           N/A
  Accumulation units outstanding
  at the end of period                     16,859          17,912          15,912          5,337           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.82          $11.84          $10.90          $9.87           N/A
    End of period                          $13.77          $13.82          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                    281,150         285,799         181,891          7,779           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.94          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,885           2,986            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.52          $10.82          $9.85           N/A
    End of period                          $12.66          $10.82          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.21           N/A             N/A             N/A            N/A
    End of period                          $11.54           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,426            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                    $27.18          $22.91          $17.06         $14.18           N/A
    End of period                          $36.11          $27.18          $22.91         $17.06           N/A
  Accumulation units outstanding
  at the end of period                     15,769          14,584          8,571           7,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.54          $13.17          $9.77           $8.36           N/A
    End of period                          $13.96          $13.54          $13.17          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     27,271          31,453          22,495          3,305           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.67            N/A             N/A            N/A
    End of period                          $10.75          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1074)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                    $15.06          $13.98          $12.71         $11.32           N/A
    End of period                          $15.89          $15.06          $13.98         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     23,516          24,806          21,824          8,504           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.65          $10.39          $9.59           N/A
    End of period                          $12.39          $12.03          $10.65         $10.39           N/A
  Accumulation units outstanding
  at the end of period                     62,663          58,564          53,686         21,756           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $8.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,595            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1307)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.78          $19.32          $18.06         $15.76           N/A
    End of period                          $18.27          $20.78          $19.32         $18.06           N/A
  Accumulation units outstanding
  at the end of period                     17,075          18,439          12,922          4,287           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.38          $13.33          $13.02         $11.51           N/A
    End of period                          $14.79          $15.38          $13.33         $13.02           N/A
  Accumulation units outstanding
  at the end of period                     22,872          22,427          21,317          8,063           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                    $6.06           $5.65           $5.61           $5.25           N/A
    End of period                          $6.82           $6.06           $5.65           $5.61           N/A
  Accumulation units outstanding
  at the end of period                      944            1,194           1,672            407            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                    $15.08          $15.57          $11.42          $9.62           N/A
    End of period                          $17.69          $15.08          $15.57         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     47,719          55,903          21,055           236            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.15          $11.93          $11.07         $10.11           N/A
    End of period                          $14.30          $13.15          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                     8,834           17,747          16,790           241            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $14.33          $12.48          $11.17          $9.76           N/A
    End of period                          $14.96          $14.33          $12.48         $11.17           N/A
  Accumulation units outstanding
  at the end of period                     15,339          16,388          10,047          7,149           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.93           $8.67           $8.08           $8.04           N/A
    End of period                          $9.63           $8.93           $8.67           $8.08           N/A
  Accumulation units outstanding
  at the end of period                       -             11,327          8,654          10,438           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,853            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.65          $13.58         $13.10           N/A
    End of period                          $14.74          $13.87          $13.65         $13.58           N/A
  Accumulation units outstanding
  at the end of period                     99,826         107,704          80,611         28,324           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                    $23.16          $20.73          $19.41         $17.60           N/A
    End of period                          $21.09          $23.16          $20.73         $19.41           N/A
  Accumulation units outstanding
  at the end of period                       26              26              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.19          $15.84          $15.84         $14.90           N/A
    End of period                          $16.69          $17.19          $15.84         $15.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.79          $12.70          $12.72         $12.38           N/A
    End of period                          $13.39          $13.79          $12.70         $12.72           N/A
  Accumulation units outstanding
  at the end of period                     10,329          11,560          5,434            231            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                    $21.80          $19.64          $19.06         $17.69           N/A
    End of period                          $20.20          $21.80          $19.64         $19.06           N/A
  Accumulation units outstanding
  at the end of period                      475             235             210             204            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                    $8.50           $8.19           $7.43           $6.66           N/A
    End of period                          $8.28           $8.50           $8.19           $7.43           N/A
  Accumulation units outstanding
  at the end of period                       -              183             184             193            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.15           N/A             N/A             N/A            N/A
    End of period                          $11.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,980           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.86           N/A             N/A             N/A            N/A
    End of period                          $15.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,577            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.75           N/A             N/A             N/A            N/A
    End of period                          $12.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,675            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.13           N/A             N/A             N/A            N/A
    End of period                          $15.06           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,139            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                    $25.55          $22.89          $22.14         $20.10           N/A
    End of period                          $26.97          $25.55          $22.89         $22.14           N/A
  Accumulation units outstanding
  at the end of period                     37,351          39,924          34,688          3,430           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.86          $11.76         $11.82           N/A
    End of period                          $12.53          $12.18          $11.86         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     93,020          38,426            -             1,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                    $20.55          $17.31          $16.29         $14.35           N/A
    End of period                          $21.77          $20.55          $17.31         $16.29           N/A
  Accumulation units outstanding
  at the end of period                     4,554            765              48             186            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(581)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                    $28.84          $25.83          $24.79         $22.84           N/A
    End of period                          $31.19          $28.84          $25.83         $24.79           N/A
  Accumulation units outstanding
  at the end of period                     10,158          7,220           3,761           1,161           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $37.82          $36.06          $32.18         $28.76           N/A
    End of period                          $43.53          $37.82          $36.06         $32.18           N/A
  Accumulation units outstanding
  at the end of period                     5,663           6,182           3,025           1,640           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                    $15.94          $13.52          $12.97         $11.54           N/A
    End of period                          $15.78          $15.94          $13.52         $12.97           N/A
  Accumulation units outstanding
  at the end of period                     8,257           12,331          4,328           1,805           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(573)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $18.35          $15.53          $14.86         $13.24           N/A
    End of period                          $19.71          $18.35          $15.53         $14.86           N/A
  Accumulation units outstanding
  at the end of period                       -             20,284          22,034         16,271           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $17.35          $16.06          $14.87         $13.45           N/A
    End of period                          $19.67          $17.35          $16.06         $14.87           N/A
  Accumulation units outstanding
  at the end of period                       -             8,017           8,700           6,972           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                    $7.58           $7.37           $7.08           $6.65           N/A
    End of period                          $8.93           $7.58           $7.37           $7.08           N/A
  Accumulation units outstanding
  at the end of period                       -             41,615          43,773         34,034           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(575)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.88          $14.03          $12.91         $11.56           N/A
    End of period                          $18.19          $16.88          $14.03         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     6,454           6,611           7,476           6,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.29          $11.61          $11.03         $10.43           N/A
    End of period                          $13.97          $12.29          $11.61         $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                    $15.47          $11.56          $10.23           N/A            N/A
    End of period                          $12.91          $15.47          $11.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,701           1,123           1,147            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(825)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.52          $11.76         $11.18           N/A
    End of period                          $15.38          $14.07          $12.52         $11.76           N/A
  Accumulation units outstanding
  at the end of period                     6,025           6,709           7,094           5,214           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $19.02          $18.46          $16.74         $15.98           N/A
    End of period                          $20.63          $19.02          $18.46         $16.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.63           $9.18           N/A
    End of period                           N/A             N/A            $8.74           $9.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -             2,392           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.79          $9.98           $9.26           N/A
    End of period                          $12.43          $11.73          $10.79          $9.98           N/A
  Accumulation units outstanding
  at the end of period                      276              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $24.73          $22.24          $22.22         $20.23           N/A
    End of period                          $29.29          $24.73          $22.24         $22.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.39          $25.70          $25.01         $23.92           N/A
    End of period                          $28.42          $26.39          $25.70         $25.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.53          $16.80          $16.56         $15.59           N/A
    End of period                          $18.30          $18.53          $16.80         $16.56           N/A
  Accumulation units outstanding
  at the end of period                      136             189             178              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.37          $18.98          $18.86         $16.86           N/A
    End of period                          $24.62          $22.37          $18.98         $18.86           N/A
  Accumulation units outstanding
  at the end of period                      169              56              73             73             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,879           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.84          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,640            890             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,205            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.59          $10.90          $9.99            N/A            N/A
    End of period                          $11.60          $12.59          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,475            844             745             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.97          $17.84         $16.77           N/A
    End of period                          $19.40          $18.47          $17.97         $17.84           N/A
  Accumulation units outstanding
  at the end of period                     14,684          12,159          9,895           4,967           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                    $12.78          $11.25          $10.12           N/A            N/A
    End of period                          $12.90          $12.78          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,050            650             543             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.48          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.30          $11.81          $10.15          $8.91           N/A
    End of period                          $16.82          $15.30          $11.81         $10.15           N/A
  Accumulation units outstanding
  at the end of period                      535             211             273             134            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.97          $20.12         $17.88           N/A
    End of period                          $24.44          $23.07          $20.97         $20.12           N/A
  Accumulation units outstanding
  at the end of period                      252              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.20          $14.99          $14.92         $14.40           N/A
    End of period                          $15.87          $15.20          $14.99         $14.92           N/A
  Accumulation units outstanding
  at the end of period                     11,909          14,859          15,355          9,742           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.00           N/A             N/A            N/A
    End of period                          $14.05          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      339              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.09          $17.86          $16.72         $14.50           N/A
    End of period                          $19.20          $20.09          $17.86         $16.72           N/A
  Accumulation units outstanding
  at the end of period                     6,583           7,038           7,604           5,448           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.72          $14.58          $14.19         $12.76           N/A
    End of period                          $15.29          $16.72          $14.58         $14.19           N/A
  Accumulation units outstanding
  at the end of period                     5,922           6,172           6,662           5,310           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.30          $11.17          $11.72         $10.15           N/A
    End of period                          $11.73          $12.30          $11.17         $11.72           N/A
  Accumulation units outstanding
  at the end of period                     6,680           4,643           10,789          9,338           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.97          $10.97         $10.65           N/A
    End of period                          $11.66          $11.16          $10.97         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     2,421           2,376           2,698             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                    $5.90           $4.41           $4.45           $3.95           N/A
    End of period                          $6.04           $5.90           $4.41           $4.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.21          $10.66          $9.94           N/A
    End of period                          $10.29          $11.38          $10.21         $10.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.07          $8.70           $9.40           $9.11           N/A
    End of period                          $10.97          $11.07          $8.70           $9.40           N/A
  Accumulation units outstanding
  at the end of period                     7,558           5,403           12,859         11,146           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,867          39,977           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.53           $8.31           $8.12           $7.50           N/A
    End of period                          $9.70           $9.53           $8.31           $8.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.40          $12.36          $11.86         $10.63           N/A
    End of period                          $11.68          $14.40          $12.36         $11.86           N/A
  Accumulation units outstanding
  at the end of period                      308             117             117             117            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.15          $12.47          $11.53          $9.51           N/A
    End of period                          $18.71          $17.15          $12.47         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     5,388           4,531           10,987          9,936           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.14          $10.54         $10.83           N/A
    End of period                          $12.27          $11.62          $11.14         $10.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.40          $14.93          $13.42         $11.82           N/A
    End of period                          $19.94          $18.40          $14.93         $13.42           N/A
  Accumulation units outstanding
  at the end of period                     3,749           4,178           4,380             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.84          $10.90          $9.62           N/A
    End of period                          $13.75          $13.81          $11.84         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     67,081          68,569          21,310            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.13           N/A             N/A            N/A
    End of period                          $11.93          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,775          20,393           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.52          $10.82         $10.55           N/A
    End of period                          $12.64          $10.81          $10.52         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(714)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                    $27.10          $22.86          $17.02         $14.58           N/A
    End of period                          $35.99          $27.10          $22.86         $17.02           N/A
  Accumulation units outstanding
  at the end of period                      762             736             775              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.50          $13.14          $9.75           $8.34           N/A
    End of period                          $13.91          $13.50          $13.14          $9.75           N/A
  Accumulation units outstanding
  at the end of period                     6,297           4,879           12,487         11,492           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.78            N/A             N/A            N/A
    End of period                          $10.74          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $15.03          $13.95          $12.69         $11.44           N/A
    End of period                          $15.85          $15.03          $13.95         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     2,766           3,313           2,769             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $12.01          $10.63          $10.37          $9.65           N/A
    End of period                          $12.36          $12.01          $10.63         $10.37           N/A
  Accumulation units outstanding
  at the end of period                     3,829           4,940           4,178             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.71          $19.27          $18.02         $15.73           N/A
    End of period                          $18.21          $20.71          $19.27         $18.02           N/A
  Accumulation units outstanding
  at the end of period                     5,548           4,392           8,645           6,249           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.35          $13.31          $13.01         $11.50           N/A
    End of period                          $14.75          $15.35          $13.31         $13.01           N/A
  Accumulation units outstanding
  at the end of period                      671            1,025           1,061             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.05           $5.64           $5.60           $5.25           N/A
    End of period                          $6.80           $6.05           $5.64           $5.60           N/A
  Accumulation units outstanding
  at the end of period                      571              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $15.06          $15.56          $11.42          $9.53           N/A
    End of period                          $17.67          $15.06          $15.56         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     16,198          17,746          1,367             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                    $13.13          $11.93          $11.07         $10.38           N/A
    End of period                          $14.28          $13.13          $11.93         $11.07           N/A
  Accumulation units outstanding
  at the end of period                      542             604             611              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.30          $12.45          $11.15          $9.90           N/A
    End of period                          $14.92          $14.30          $12.45         $11.15           N/A
  Accumulation units outstanding
  at the end of period                     4,091           1,739           1,733           1,071           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.91           $8.65           $8.07           $8.03           N/A
    End of period                          $9.61           $8.91           $8.65           $8.07           N/A
  Accumulation units outstanding
  at the end of period                       -              290             282              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.82          $13.60          $13.54         $13.10           N/A
    End of period                          $14.68          $13.82          $13.60         $13.54           N/A
  Accumulation units outstanding
  at the end of period                     31,221          35,948          34,537         19,933           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $23.05          $20.64          $19.34         $17.57           N/A
    End of period                          $20.99          $23.05          $20.64         $19.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.11          $15.77          $15.77         $14.85           N/A
    End of period                          $16.61          $17.11          $15.77         $15.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.67          $12.69         $12.34           N/A
    End of period                          $13.34          $13.74          $12.67         $12.69           N/A
  Accumulation units outstanding
  at the end of period                     2,498           2,630           1,208             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.70          $19.55          $18.99         $17.77           N/A
    End of period                          $20.10          $21.70          $19.55         $18.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(589)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.17           $7.42           $6.64           N/A
    End of period                          $8.26           $8.48           $8.17           $7.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.14           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,266            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.44          $22.80          $22.05         $20.51           N/A
    End of period                          $26.84          $25.44          $22.80         $22.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.80          $11.70         $11.77           N/A
    End of period                          $12.45          $12.11          $11.80         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     46,393          1,042           1,084             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.52          $17.28          $16.28         $14.84           N/A
    End of period                          $21.72          $20.52          $17.28         $16.28           N/A
  Accumulation units outstanding
  at the end of period                     2,955           3,071           3,195             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.71          $25.72          $24.69         $23.00           N/A
    End of period                          $31.03          $28.71          $25.72         $24.69           N/A
  Accumulation units outstanding
  at the end of period                     3,818           2,798           3,032             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $37.64          $35.91          $32.06         $28.66           N/A
    End of period                          $43.31          $37.64          $35.91         $32.06           N/A
  Accumulation units outstanding
  at the end of period                     1,056           1,116           1,090             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.89          $13.49          $12.94         $11.62           N/A
    End of period                          $15.73          $15.89          $13.49         $12.94           N/A
  Accumulation units outstanding
  at the end of period                      544             381             400             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.855%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1350)

  Accumulation unit value:
    Beginning of period                    $18.53           N/A             N/A             N/A            N/A
    End of period                          $18.18           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      230             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1348)

  Accumulation unit value:
    Beginning of period                    $28.62           N/A             N/A             N/A            N/A
    End of period                          $28.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      344             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1348)

  Accumulation unit value:
    Beginning of period                    $26.02           N/A             N/A             N/A            N/A
    End of period                          $24.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      475             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1348)

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,704            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1348)

  Accumulation unit value:
    Beginning of period                    $14.08           N/A             N/A             N/A            N/A
    End of period                          $12.90           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      897             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1337)

  Accumulation unit value:
    Beginning of period                    $16.93           N/A             N/A             N/A            N/A
    End of period                          $16.81           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      489             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                    $25.76           N/A             N/A             N/A            N/A
    End of period                          $24.43           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       37             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1337)

  Accumulation unit value:
    Beginning of period                    $22.64           N/A             N/A             N/A            N/A
    End of period                          $19.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       46             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $9.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       91             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.13           N/A             N/A             N/A            N/A
    End of period                          $18.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       79             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $20.16           N/A             N/A             N/A            N/A
    End of period                          $19.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      406             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(1337)

  Accumulation unit value:
    Beginning of period                    $16.94           N/A             N/A             N/A            N/A
    End of period                          $15.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       56             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index
Division(1352)

  Accumulation unit value:
    Beginning of period                    $12.92           N/A             N/A             N/A            N/A
    End of period                          $12.37           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      122             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index
Division(1352)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(1337)

  Accumulation unit value:
    Beginning of period                    $16.43           N/A             N/A             N/A            N/A
    End of period                          $14.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       61             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                    $15.43           N/A             N/A             N/A            N/A
    End of period                          $14.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       60             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1348)

  Accumulation unit value:
    Beginning of period                    $13.73           N/A             N/A             N/A            N/A
    End of period                          $14.67           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      704             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(1350)

  Accumulation unit value:
    Beginning of period                    $12.21           N/A             N/A             N/A            N/A
    End of period                          $12.39           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(1350)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1348)

  Accumulation unit value:
    Beginning of period                    $27.04           N/A             N/A             N/A            N/A
    End of period                          $26.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      431             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(1337)

  Accumulation unit value:
    Beginning of period                    $22.48           N/A             N/A             N/A            N/A
    End of period                          $21.71           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      302             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1348)

  Accumulation unit value:
    Beginning of period                    $31.13           N/A             N/A             N/A            N/A
    End of period                          $31.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      325             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1348)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1337)

  Accumulation unit value:
    Beginning of period                    $17.55           N/A             N/A             N/A            N/A
    End of period                          $15.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      152             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1337)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $18.31          $15.50          $14.84         $13.32           N/A
    End of period                          $19.66          $18.31          $15.50         $14.84           N/A
  Accumulation units outstanding
  at the end of period                       -             6,890           6,653           5,002           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $17.31          $16.03          $14.85         $13.43           N/A
    End of period                          $19.62          $17.31          $16.03         $14.85           N/A
  Accumulation units outstanding
  at the end of period                       -             2,635           2,086           2,032           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $7.56           $7.35           $7.06           $6.64           N/A
    End of period                          $8.90           $7.56           $7.35           $7.06           N/A
  Accumulation units outstanding
  at the end of period                       -             14,403          11,188         10,719           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.78          $13.95          $12.85         $11.51           N/A
    End of period                          $18.08          $16.78          $13.95         $12.85           N/A
  Accumulation units outstanding
  at the end of period                     2,308           2,548           2,163           2,082           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.58          $11.01         $10.42           N/A
    End of period                          $13.92          $12.26          $11.58         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.34          $10.34           N/A            N/A
    End of period                          $12.43          $10.94          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.32           N/A            N/A
    End of period                          $12.89          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.03          $12.49          $11.74         $11.16           N/A
    End of period                          $15.33          $14.03          $12.49         $11.74           N/A
  Accumulation units outstanding
  at the end of period                     1,646           2,254           1,813           1,732           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.91          $18.37          $16.67         $15.92           N/A
    End of period                          $20.52          $18.91          $18.37         $16.67           N/A
  Accumulation units outstanding
  at the end of period                       -              141             511              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.60           $9.15           N/A
    End of period                           N/A             N/A            $8.71           $9.60           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.76          $9.96           $9.24           N/A
    End of period                          $12.39          $11.69          $10.76          $9.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              358            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                    $24.59          $22.12          $22.12         $20.03           N/A
    End of period                          $29.11          $24.59          $22.12         $22.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              161            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.23          $25.56          $24.89         $23.82           N/A
    End of period                          $28.24          $26.23          $25.56         $24.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.44          $16.73          $16.49         $15.53           N/A
    End of period                          $18.20          $18.44          $16.73         $16.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.26          $18.89          $18.78         $16.79           N/A
    End of period                          $24.48          $22.26          $18.89         $18.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.95            N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,073           1,089            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.95            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       84             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.28           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.36          $17.88          $17.75         $16.70           N/A
    End of period                          $19.28          $18.36          $17.88         $17.75           N/A
  Accumulation units outstanding
  at the end of period                     3,136           3,741           2,582           2,935           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $10.32           N/A            N/A
    End of period                          $12.88          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                    $10.18          $9.99            N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1091)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.77          $10.11          $8.88           N/A
    End of period                          $16.74          $15.24          $11.77         $10.11           N/A
  Accumulation units outstanding
  at the end of period                      263             362            1,650            351            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.93          $20.86          $20.02         $17.80           N/A
    End of period                          $24.29          $22.93          $20.86         $20.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              179            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.11          $14.91          $14.85         $14.34           N/A
    End of period                          $15.77          $15.11          $14.91         $14.85           N/A
  Accumulation units outstanding
  at the end of period                     5,204           6,297           4,727           5,537           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.99            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.00          $17.79          $16.66         $14.45           N/A
    End of period                          $19.11          $20.00          $17.79         $16.66           N/A
  Accumulation units outstanding
  at the end of period                     2,180           2,550           2,419           1,852           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.64          $14.52          $14.14         $12.72           N/A
    End of period                          $15.22          $16.64          $14.52         $14.14           N/A
  Accumulation units outstanding
  at the end of period                     1,390           1,894           1,506           1,428           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.13          $11.69         $10.13           N/A
    End of period                          $11.68          $12.26          $11.13         $11.69           N/A
  Accumulation units outstanding
  at the end of period                     3,273           3,504           4,100           2,231           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.94          $10.95         $10.64           N/A
    End of period                          $11.62          $11.13          $10.94         $10.95           N/A
  Accumulation units outstanding
  at the end of period                     1,862           1,776           2,075           1,856           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                    $5.88           $4.40           $4.44           $3.91           N/A
    End of period                          $6.01           $5.88           $4.40           $4.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.17          $10.62          $9.74           N/A
    End of period                          $10.23          $11.32          $10.17         $10.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.03          $8.67           $9.37           $9.09           N/A
    End of period                          $10.93          $11.03          $8.67           $9.37           N/A
  Accumulation units outstanding
  at the end of period                     17,058          17,786          15,949          2,653           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $11.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      341             357             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.49           $8.28           $8.09           $7.49           N/A
    End of period                          $9.66           $9.49           $8.28           $8.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.32          $11.83         $10.61           N/A
    End of period                          $11.63          $14.34          $12.32         $11.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.09          $12.43          $11.50          $9.49           N/A
    End of period                          $18.63          $17.09          $12.43         $11.50           N/A
  Accumulation units outstanding
  at the end of period                     1,991           3,531           4,140           2,687           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.10          $10.51         $10.80           N/A
    End of period                          $12.22          $11.58          $11.10         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.36          $14.90          $13.40         $11.81           N/A
    End of period                          $19.88          $18.36          $14.90         $13.40           N/A
  Accumulation units outstanding
  at the end of period                     2,094           1,166           1,283           1,323           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90          $9.70           N/A
    End of period                          $13.73          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     14,093          6,664           6,649             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.04           N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,565            394             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.51          $10.82         $10.03           N/A
    End of period                          $12.62          $10.80          $10.51         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                    $27.00          $22.78          $16.97         $14.05           N/A
    End of period                          $35.84          $27.00          $22.78         $16.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              211            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.09          $9.72           $8.32           N/A
    End of period                          $13.85          $13.45          $13.09          $9.72           N/A
  Accumulation units outstanding
  at the end of period                     2,731           3,858           4,551           2,831           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.94            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1152)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.99          $13.93          $12.67         $11.43           N/A
    End of period                          $15.80          $14.99          $13.93         $12.67           N/A
  Accumulation units outstanding
  at the end of period                     1,574           1,401           1,345           1,399           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.61          $10.36          $9.64           N/A
    End of period                          $12.33          $11.98          $10.61         $10.36           N/A
  Accumulation units outstanding
  at the end of period                     4,049           1,746           1,758           1,712           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.64          $19.21          $17.97         $15.69           N/A
    End of period                          $18.13          $20.64          $19.21         $17.97           N/A
  Accumulation units outstanding
  at the end of period                     1,344           2,322           2,462           1,444           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.28          $12.99         $11.48           N/A
    End of period                          $14.71          $15.31          $13.28         $12.99           N/A
  Accumulation units outstanding
  at the end of period                     1,688           1,403           1,383           1,365           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.02           $5.61           $5.59           $5.24           N/A
    End of period                          $6.77           $6.02           $5.61           $5.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                    $15.05          $15.55          $11.42          $9.91           N/A
    End of period                          $17.64          $15.05          $15.55         $11.42           N/A
  Accumulation units outstanding
  at the end of period                     9,115           9,539           7,479            312            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                    $13.12          $11.92          $11.07          $9.74           N/A
    End of period                          $14.26          $13.12          $11.92         $11.07           N/A
  Accumulation units outstanding
  at the end of period                      559              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.26          $12.42          $11.13          $9.89           N/A
    End of period                          $14.87          $14.26          $12.42         $11.13           N/A
  Accumulation units outstanding
  at the end of period                       16             537              18             18             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.88           $8.63           $8.06           $8.02           N/A
    End of period                          $9.58           $8.88           $8.63           $8.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.76          $13.55          $13.50         $13.06           N/A
    End of period                          $14.61          $13.76          $13.55         $13.50           N/A
  Accumulation units outstanding
  at the end of period                     9,874           11,566          11,513         12,613           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.92          $20.53          $19.24         $17.49           N/A
    End of period                          $20.86          $22.92          $20.53         $19.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.01          $15.69          $15.69         $14.78           N/A
    End of period                          $16.50          $17.01          $15.69         $15.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.68          $12.62          $12.64         $12.30           N/A
    End of period                          $13.27          $13.68          $12.62         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     2,811             -               -              280            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.57          $19.45          $18.89         $17.69           N/A
    End of period                          $19.97          $21.57          $19.45         $18.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.45           $8.14           $7.40           $6.60           N/A
    End of period                          $8.23           $8.45           $8.14           $7.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.29          $22.68          $21.95         $20.42           N/A
    End of period                          $26.67          $25.29          $22.68         $21.95           N/A
  Accumulation units outstanding
  at the end of period                      169             197              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.73          $11.64         $11.71           N/A
    End of period                          $12.36          $12.03          $11.73         $11.64           N/A
  Accumulation units outstanding
  at the end of period                     8,997             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.26          $16.26         $14.83           N/A
    End of period                          $21.66          $20.48          $17.26         $16.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.54          $25.58          $24.58         $22.90           N/A
    End of period                          $30.83          $28.54          $25.58         $24.58           N/A
  Accumulation units outstanding
  at the end of period                       57              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $37.43          $35.72          $31.90         $28.53           N/A
    End of period                          $43.04          $37.43          $35.72         $31.90           N/A
  Accumulation units outstanding
  at the end of period                      291              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.45          $12.92         $11.60           N/A
    End of period                          $15.67          $15.84          $13.45         $12.92           N/A
  Accumulation units outstanding
  at the end of period                       33              36              36             36             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.55          $10.70           N/A            N/A
    End of period                          $12.88          $15.46          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $24.53          $22.07          $19.86           N/A            N/A
    End of period                          $29.03          $24.53          $22.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.23           N/A             N/A            N/A
    End of period                          $10.83          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1137)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.58          $10.89          $10.47           N/A            N/A
    End of period                          $11.58          $12.58          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.25          $11.02           N/A            N/A
    End of period                          $12.87          $12.77          $11.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.47          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                    $22.88          $20.81          $19.61           N/A            N/A
    End of period                          $24.23          $22.88          $20.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(768)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.71            N/A             N/A            N/A
    End of period                          $14.03          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.04           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                    $13.79          $11.83          $10.90         $10.20           N/A
    End of period                          $13.72          $13.79          $11.83         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     5,968           6,006           6,042             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.83            N/A             N/A            N/A
    End of period                          $11.92          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1154)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.10           N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1170)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.44           N/A             N/A            N/A
    End of period                          $11.56          $11.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.81          $10.37           N/A            N/A
    End of period                          $12.37          $11.70          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(760)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.77           N/A             N/A             N/A            N/A
    End of period                          $17.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       56             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(1123)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.04           N/A             N/A            N/A
    End of period                          $12.39          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(1123)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.24           N/A            N/A
    End of period                          $12.88          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                      345              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                    $13.96           N/A             N/A             N/A            N/A
    End of period                          $15.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       65             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                    $24.46          $23.44           N/A             N/A            N/A
    End of period                          $28.94          $24.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(1187)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $13.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       35             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                    $18.35          $16.66          $16.06           N/A            N/A
    End of period                          $18.10          $18.35          $16.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.98            N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,944           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      241             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.18           N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,680             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,824            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.26           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                      446              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $17.68         $17.03           N/A
    End of period                          $19.17          $18.27          $17.79         $17.68           N/A
  Accumulation units outstanding
  at the end of period                     2,325            491             491              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(646)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.51           N/A            N/A
    End of period                          $12.87          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      142              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(937)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.09           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1151)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $15.26           N/A             N/A             N/A            N/A
    End of period                          $16.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       61             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                    $22.76           N/A             N/A             N/A            N/A
    End of period                          $24.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      200             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.07            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1140)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $16.56           N/A             N/A             N/A            N/A
    End of period                          $15.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      114             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.50            N/A            N/A
    End of period                          $5.99           $5.86           $4.39            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(962)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.21           N/A            N/A
    End of period                          $10.19          $11.28          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(899)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                    $10.97           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       86             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.02           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       81              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(998)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.87           N/A
    End of period                          $13.71          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     17,901          3,609           3,609             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.38            N/A             N/A            N/A
    End of period                          $11.91          $10.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,440             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $9.27            N/A            N/A
    End of period                          $12.60          $10.79          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.17          $9.58            N/A             N/A            N/A
    End of period                          $10.73          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.46         $13.03           N/A
    End of period                          $14.55          $13.70          $13.50         $13.46           N/A
  Accumulation units outstanding
  at the end of period                      643             643             643              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.45          $18.74           N/A            N/A
    End of period                          $20.74          $22.80          $20.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                    $21.46          $19.36          $18.37           N/A            N/A
    End of period                          $19.86          $21.46          $19.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(794)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.88            N/A             N/A            N/A
    End of period                          $8.20           $8.42            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1058)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $25.10           N/A             N/A             N/A            N/A
    End of period                          $26.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,878            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $28.37           N/A             N/A             N/A            N/A
    End of period                          $30.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       66             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                    $15.81           N/A             N/A             N/A            N/A
    End of period                          $15.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      118             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(605)

  Accumulation unit value:
    Beginning of period                    $18.27          $15.47          $14.82         $13.96           N/A
    End of period                          $19.61          $18.27          $15.47         $14.82           N/A
  Accumulation units outstanding
  at the end of period                       -             1,988           2,590           1,007           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(605)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.01          $14.84         $14.08           N/A
    End of period                          $19.57          $17.27          $16.01         $14.84           N/A
  Accumulation units outstanding
  at the end of period                       -              784            1,021            444            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(605)

  Accumulation unit value:
    Beginning of period                    $7.53           $7.33           $7.05           $6.96           N/A
    End of period                          $8.87           $7.53           $7.33           $7.05           N/A
  Accumulation units outstanding
  at the end of period                       -             4,364           5,561           2,128           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.69          $13.88          $12.79         $11.46           N/A
    End of period                          $17.96          $16.69          $13.88         $12.79           N/A
  Accumulation units outstanding
  at the end of period                      350             740            1,047            353            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.22          $11.56          $10.99         $10.41           N/A
    End of period                          $13.88          $12.22          $11.56         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.32          $10.32           N/A            N/A
    End of period                          $12.39          $10.91          $10.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                    $15.45          $11.55          $11.28           N/A            N/A
    End of period                          $12.87          $15.45          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(874)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.00          $12.47          $11.72         $11.15           N/A
    End of period                          $15.29          $14.00          $12.47         $11.72           N/A
  Accumulation units outstanding
  at the end of period                      298             616             831             282            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.81          $18.27          $16.59         $15.85           N/A
    End of period                          $20.40          $18.81          $18.27         $16.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.56           $9.12           N/A
    End of period                           N/A             N/A            $8.68           $9.56           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.73          $9.94           $9.23           N/A
    End of period                          $12.34          $11.66          $10.73          $9.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                    $24.45          $22.00          $22.01         $21.71           N/A
    End of period                          $28.92          $24.45          $22.00         $22.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $26.12          $25.46          $24.80         $23.75           N/A
    End of period                          $28.11          $26.12          $25.46         $24.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.34          $16.65          $16.42         $15.47           N/A
    End of period                          $18.09          $18.34          $16.65         $16.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.14          $18.80          $18.70         $16.73           N/A
    End of period                          $24.34          $22.14          $18.80         $18.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,279            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.88            N/A             N/A            N/A
    End of period                          $10.82          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,714             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                    $12.57          $10.89          $10.73           N/A            N/A
    End of period                          $11.57          $12.57          $10.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.26          $17.78          $17.67         $16.62           N/A
    End of period                          $19.16          $18.26          $17.78         $17.67           N/A
  Accumulation units outstanding
  at the end of period                     5,795           6,802           7,521            580            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.24          $10.65           N/A            N/A
    End of period                          $12.86          $12.76          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.18          $10.00           N/A             N/A            N/A
    End of period                          $10.46          $10.18           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.17          $11.72          $10.08          $8.85           N/A
    End of period                          $16.66          $15.17          $11.72         $10.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.80          $20.74          $19.92         $17.72           N/A
    End of period                          $24.13          $22.80          $20.74         $19.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $14.84          $14.78         $14.28           N/A
    End of period                          $15.67          $15.02          $14.84         $14.78           N/A
  Accumulation units outstanding
  at the end of period                     1,566           2,693           3,184           1,019           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.85          $9.48            N/A             N/A            N/A
    End of period                          $14.02          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.90          $17.71          $16.60         $14.40           N/A
    End of period                          $19.01          $19.90          $17.71         $16.60           N/A
  Accumulation units outstanding
  at the end of period                      284             725             920             405            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.56          $14.46          $14.09         $12.68           N/A
    End of period                          $15.13          $16.56          $14.46         $14.09           N/A
  Accumulation units outstanding
  at the end of period                      268             528             706             235            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.09          $11.65         $10.10           N/A
    End of period                          $11.64          $12.21          $11.09         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     3,410           4,008           3,568           3,532           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.92          $10.93         $10.62           N/A
    End of period                          $11.59          $11.10          $10.92         $10.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $5.86           $4.39           $4.43           $3.96           N/A
    End of period                          $5.99           $5.86           $4.39           $4.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.14          $10.59          $9.69           N/A
    End of period                          $10.19          $11.28          $10.14         $10.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.98          $8.64           $9.34           $9.06           N/A
    End of period                          $10.88          $10.98          $8.64           $9.34           N/A
  Accumulation units outstanding
  at the end of period                     3,574           5,127           4,407           4,451           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $11.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.45           $8.25           $8.07           $7.47           N/A
    End of period                          $9.62           $9.45           $8.25           $8.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.29          $12.28          $11.80         $10.58           N/A
    End of period                          $11.58          $14.29          $12.28         $11.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $17.02          $12.39          $11.46          $9.46           N/A
    End of period                          $18.55          $17.02          $12.39         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     2,064           3,552           3,619           3,552           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.53          $11.07          $10.49         $10.77           N/A
    End of period                          $12.17          $11.53          $11.07         $10.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.31          $14.87          $13.38         $11.80           N/A
    End of period                          $19.82          $18.31          $14.87         $13.38           N/A
  Accumulation units outstanding
  at the end of period                     2,185           2,501             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.82          $10.90          $9.98           N/A
    End of period                          $13.70          $13.78          $11.82         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     2,695            843             480              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.43            N/A             N/A            N/A
    End of period                          $11.91          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1106)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.50          $10.82         $10.47           N/A
    End of period                          $12.60          $10.79          $10.50         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.90          $22.71          $16.93         $14.24           N/A
    End of period                          $35.69          $26.90          $22.71         $16.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.05          $9.69           $8.30           N/A
    End of period                          $13.80          $13.40          $13.05          $9.69           N/A
  Accumulation units outstanding
  at the end of period                     2,832           3,400           4,251           4,259           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.90          $12.66         $11.42           N/A
    End of period                          $15.75          $14.95          $13.90         $12.66           N/A
  Accumulation units outstanding
  at the end of period                     2,778           2,992           3,218             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.95          $10.59          $10.34          $9.62           N/A
    End of period                          $12.29          $11.95          $10.59         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.56          $19.15          $17.92         $15.65           N/A
    End of period                          $18.05          $20.56          $19.15         $17.92           N/A
  Accumulation units outstanding
  at the end of period                     1,359           2,366           2,320           2,359           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.28          $13.26          $12.97         $11.47           N/A
    End of period                          $14.66          $15.28          $13.26         $12.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $6.00           $5.60           $5.57           $5.22           N/A
    End of period                          $6.74           $6.00           $5.60           $5.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $15.03          $15.54          $11.42          $9.56           N/A
    End of period                          $17.61          $15.03          $15.54         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $13.10          $11.91          $11.07         $10.53           N/A
    End of period                          $14.23          $13.10          $11.91         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.39          $11.11          $9.87           N/A
    End of period                          $14.82          $14.22          $12.39         $11.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.86           $8.61           $8.04           $8.00           N/A
    End of period                          $9.55           $8.86           $8.61           $8.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.19           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      914             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $13.50          $13.45         $13.03           N/A
    End of period                          $14.54          $13.70          $13.50         $13.45           N/A
  Accumulation units outstanding
  at the end of period                     7,378           10,080          10,433          1,868           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.79          $20.43          $19.15         $17.41           N/A
    End of period                          $20.72          $22.79          $20.43         $19.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.91          $15.60          $15.60         $14.72           N/A
    End of period                          $16.40          $16.91          $15.60         $15.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.57          $12.60         $12.26           N/A
    End of period                          $13.21          $13.62          $12.57         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     4,499           1,510           1,624             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.45          $19.35          $18.80         $17.61           N/A
    End of period                          $19.85          $21.45          $19.35         $18.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.42           $8.12           $7.39           $6.58           N/A
    End of period                          $8.19           $8.42           $8.12           $7.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $25.14          $22.55          $21.84         $20.32           N/A
    End of period                          $26.50          $25.14          $22.55         $21.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.69          $11.60         $11.68           N/A
    End of period                          $12.31          $11.98          $11.69         $11.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.43          $17.23          $16.24         $14.82           N/A
    End of period                          $21.61          $20.43          $17.23         $16.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.37          $25.45          $24.46         $22.80           N/A
    End of period                          $30.64          $28.37          $25.45         $24.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $37.19          $35.51          $31.73         $28.39           N/A
    End of period                          $42.75          $37.19          $35.51         $31.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.78          $13.41          $12.88         $11.57           N/A
    End of period                          $15.61          $15.78          $13.41         $12.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.44          $11.55          $10.22           N/A            N/A
    End of period                          $12.86          $15.44          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.18           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,027           4,183            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.53           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $18.15          $17.69          $17.58         $16.78          $15.08
    End of period                          $19.03          $18.15          $17.69         $17.58          $16.78
  Accumulation units outstanding
  at the end of period                     3,781           3,800             -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(72)

  Accumulation unit value:
    Beginning of period                    $14.37
    End of period                          $15.08
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.15           N/A            N/A
    End of period                          $12.85          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                    $14.94          $14.76          $14.71         $14.45           N/A
    End of period                          $15.57          $14.94          $14.76         $14.71           N/A
  Accumulation units outstanding
  at the end of period                      398             398              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.84            N/A             N/A            N/A
    End of period                          $14.01          $10.85           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                    $12.17          $11.06          $11.62          $9.73          $7.02
    End of period                          $11.59          $12.17          $11.06         $11.62          $9.73
  Accumulation units outstanding
  at the end of period                      354             355              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.00           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,175           5,208            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $10.89          $9.84           N/A
    End of period                          $13.68          $13.76          $11.82         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     16,576          16,973            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.82            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,138          10,410           N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                    $26.80          $22.63          $16.88         $12.92          $12.92
    End of period                          $35.54          $26.80          $22.63         $16.88          $12.92
  Accumulation units outstanding
  at the end of period                      206             206              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(486)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.67            N/A             N/A            N/A
    End of period                          $10.72          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1135)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.30           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     8,742           8,887             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.37          $11.09          $9.86           N/A
    End of period                          $14.77          $14.18          $12.37         $11.09           N/A
  Accumulation units outstanding
  at the end of period                       71              71              71              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $13.64          $13.45          $13.41         $13.09          $12.75
    End of period                          $14.47          $13.64          $13.45         $13.41          $13.09
  Accumulation units outstanding
  at the end of period                      819             819              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(78)

  Accumulation unit value:
    Beginning of period                    $11.98
    End of period                          $12.75
  Accumulation units outstanding
  at the end of period                       -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.52          $12.56         $12.22           N/A
    End of period                          $13.14          $13.56          $12.52         $12.56           N/A
  Accumulation units outstanding
  at the end of period                      284             284              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.21          $25.31          $24.34         $22.69           N/A
    End of period                          $30.45          $28.21          $25.31         $24.34           N/A
  Accumulation units outstanding
  at the end of period                       32              32              32              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.99          $35.34          $31.60         $28.26           N/A
    End of period                          $42.50          $36.99          $35.34         $31.60           N/A
  Accumulation units outstanding
  at the end of period                       25              25              25              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.74          $13.37          $12.85         $11.55           N/A
    End of period                          $15.55          $15.74          $13.37         $12.85           N/A
  Accumulation units outstanding
  at the end of period                       60              60              60              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.005%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(772)

  Accumulation unit value:
    Beginning of period                    $18.26          $15.48          $14.79           N/A            N/A
    End of period                          $19.59          $18.26          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              857             857             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(772)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.97          $14.27           N/A            N/A
    End of period                          $19.51          $17.23          $15.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              376             376             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(772)

  Accumulation unit value:
    Beginning of period                    $7.51           $7.31           $6.64            N/A            N/A
    End of period                          $8.84           $7.51           $7.31            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,897           1,897            N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $16.58          $13.80          $12.76           N/A            N/A
    End of period                          $17.84          $16.58          $13.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      293             293             293             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                    $15.43          $12.64           N/A             N/A            N/A
    End of period                          $12.86          $15.43           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.44          $11.32           N/A            N/A
    End of period                          $15.23          $13.96          $12.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                      237             237             237             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.56          $10.88          $10.62           N/A            N/A
    End of period                          $11.55          $12.56          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $18.14          $17.68          $17.61           N/A            N/A
    End of period                          $19.02          $18.14          $17.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                      520             520             520             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $10.88           N/A            N/A
    End of period                          $12.84          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $14.93          $14.75          $14.75           N/A            N/A
    End of period                          $15.56          $14.93          $14.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      926             926             926             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(772)

  Accumulation unit value:
    Beginning of period                    $19.81          $17.64          $16.19           N/A            N/A
    End of period                          $18.91          $19.81          $17.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                      334             334             334             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(772)

  Accumulation unit value:
    Beginning of period                    $16.49          $14.40          $13.58           N/A            N/A
    End of period                          $15.06          $16.49          $14.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                      199             199             199             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.05          $11.00           N/A            N/A
    End of period                          $11.58          $12.16          $11.05           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $11.04           N/A            N/A
    End of period                          $11.54          $11.07          $10.90           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.35           N/A             N/A            N/A
    End of period                          $10.14          $11.23           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(1060)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $10.94          $8.61           $8.91            N/A            N/A
    End of period                          $10.83          $10.94          $8.61            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.78           N/A             N/A            N/A
    End of period                          $10.38          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1215)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                    $16.95          $12.34          $11.22           N/A            N/A
    End of period                          $18.46          $16.95          $12.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.82          $11.99           N/A            N/A
    End of period                          $13.68          $13.76          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.62          $18.78           N/A            N/A
    End of period                          $35.50          $26.78          $22.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                    $13.34          $13.00          $10.72           N/A            N/A
    End of period                          $13.73          $13.34          $13.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                    $20.47          $19.07          $17.26           N/A            N/A
    End of period                          $17.96          $20.47          $19.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $12.45           N/A            N/A
    End of period                          $17.58          $15.01          $15.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.44          $13.40           N/A            N/A
    End of period                          $14.46          $13.63          $13.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,695           1,695           1,695            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.50          $12.35           N/A            N/A
    End of period                          $13.13          $13.55          $12.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.79          $10.61           N/A            N/A
    End of period                          $12.33          $11.68          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(951)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.78           N/A             N/A            N/A
    End of period                          $14.78          $13.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(1124)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.77           N/A             N/A            N/A
    End of period                          $12.22          $11.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,365             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $18.22          $15.44          $14.80         $13.68           N/A
    End of period                          $19.55          $18.22          $15.44         $14.80           N/A
  Accumulation units outstanding
  at the end of period                       -             5,264           5,554           4,391           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.97          $14.81         $13.08           N/A
    End of period                          $19.50          $17.23          $15.97         $14.81           N/A
  Accumulation units outstanding
  at the end of period                       -             2,195           2,183           1,828           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $7.51           $7.31           $7.03           $6.28           N/A
    End of period                          $8.84           $7.51           $7.31           $7.03           N/A
  Accumulation units outstanding
  at the end of period                       -             12,703          11,804          9,524           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.57          $13.79          $12.71         $11.39           N/A
    End of period                          $17.83          $16.57          $13.79         $12.71           N/A
  Accumulation units outstanding
  at the end of period                     1,081           1,837           2,091           1,733           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.19          $11.53          $10.97         $10.39           N/A
    End of period                          $13.83          $12.19          $11.53         $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.29          $10.29           N/A            N/A
    End of period                          $12.34          $10.88          $10.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                    $15.43          $11.55          $10.71           N/A            N/A
    End of period                          $12.85          $15.43          $11.55           N/A            N/A
  Accumulation units outstanding
  at the end of period                      270             159              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.95          $12.43          $11.70         $11.13           N/A
    End of period                          $15.23          $13.95          $12.43         $11.70           N/A
  Accumulation units outstanding
  at the end of period                      936            1,670           1,663           1,398           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.68          $18.16          $16.50         $15.77           N/A
    End of period                          $20.26          $18.68          $18.16         $16.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.52           $9.09           N/A
    End of period                           N/A             N/A            $8.64           $9.52           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.69          $9.91           $9.20           N/A
    End of period                          $12.28          $11.61          $10.69          $9.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.90          $25.26          $24.62         $23.58           N/A
    End of period                          $27.85          $25.90          $25.26         $24.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.23          $16.56          $16.34         $15.40           N/A
    End of period                          $17.97          $18.23          $16.56         $16.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $22.01          $18.70          $18.61         $16.65           N/A
    End of period                          $24.18          $22.01          $18.70         $18.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $9.90            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,138            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.96            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,159          3,295            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.98           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                      551             344              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.13          $17.67          $17.57         $16.53           N/A
    End of period                          $19.01          $18.13          $17.67         $17.57           N/A
  Accumulation units outstanding
  at the end of period                      775            1,892           1,475            482            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                    $12.75          $11.24          $11.13           N/A            N/A
    End of period                          $12.84          $12.75          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                      831             530              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.12           N/A             N/A            N/A
    End of period                          $10.45          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1162)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.09          $11.67          $10.04          $8.82           N/A
    End of period                          $16.56          $15.09          $11.67         $10.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.61          $19.81         $17.63           N/A
    End of period                          $23.95          $22.64          $20.61         $19.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.92          $14.74          $14.69         $14.20           N/A
    End of period                          $15.55          $14.92          $14.74         $14.69           N/A
  Accumulation units outstanding
  at the end of period                      625            3,062           2,716            829            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $14.01          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      951             662             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.81          $17.64          $16.54         $14.36           N/A
    End of period                          $18.90          $19.81          $17.64         $16.54           N/A
  Accumulation units outstanding
  at the end of period                     1,159           1,966           1,973           1,663           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.48          $14.40          $14.04         $12.64           N/A
    End of period                          $15.05          $16.48          $14.40         $14.04           N/A
  Accumulation units outstanding
  at the end of period                      875            1,439           1,420           1,141           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.05          $11.62         $10.07           N/A
    End of period                          $11.58          $12.16          $11.05         $11.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.90          $10.92         $10.61           N/A
    End of period                          $11.54          $11.07          $10.90         $10.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.83           $4.37           $4.42           $4.03           N/A
    End of period                          $5.96           $5.83           $4.37           $4.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.10          $10.56          $9.76           N/A
    End of period                          $10.14          $11.23          $10.10         $10.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.93          $8.61           $9.31           $9.04           N/A
    End of period                          $10.83          $10.93          $8.61           $9.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                    $11.76          $9.97            N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1013)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.41           $8.22           $8.04           $7.44           N/A
    End of period                          $9.57           $9.41           $8.22           $8.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.22          $12.22          $11.75         $10.55           N/A
    End of period                          $11.51          $14.22          $12.22         $11.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.95          $12.34          $11.43          $9.44           N/A
    End of period                          $18.46          $16.95          $12.34         $11.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.02          $10.45         $10.74           N/A
    End of period                          $12.10          $11.48          $11.02         $10.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.83          $13.36         $11.78           N/A
    End of period                          $19.75          $18.26          $14.83         $13.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.81          $10.89          $9.98           N/A
    End of period                          $13.68          $13.76          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     6,516           1,563             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                    $10.69          $8.97            N/A             N/A            N/A
    End of period                          $11.90          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,044           2,018            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1112)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.50          $9.87            N/A            N/A
    End of period                          $12.57          $10.77          $10.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(789)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.78          $22.62          $16.87         $14.20           N/A
    End of period                          $35.51          $26.78          $22.62         $16.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.00          $9.66           $8.28           N/A
    End of period                          $13.73          $13.33          $13.00          $9.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.60            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.91          $13.87          $12.63         $11.40           N/A
    End of period                          $15.70          $14.91          $13.87         $12.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.91          $10.56          $10.32          $9.61           N/A
    End of period                          $12.25          $11.91          $10.56         $10.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.47          $19.07          $17.87         $15.61           N/A
    End of period                          $17.96          $20.47          $19.07         $17.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.23          $13.23          $12.95         $11.46           N/A
    End of period                          $14.61          $15.23          $13.23         $12.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.98           $5.57           $5.55           $5.21           N/A
    End of period                          $6.71           $5.98           $5.57           $5.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                    $15.01          $15.53          $11.41         $10.46           N/A
    End of period                          $17.58          $15.01          $15.53         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     1,421             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.90          $11.06         $10.78           N/A
    End of period                          $14.20          $13.09          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.36          $11.09          $9.85           N/A
    End of period                          $14.76          $14.17          $12.36         $11.09           N/A
  Accumulation units outstanding
  at the end of period                      922             600              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.83           $8.58           $8.02           $7.99           N/A
    End of period                          $9.52           $8.83           $8.58           $8.02           N/A
  Accumulation units outstanding
  at the end of period                       -              893              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.63          $13.43          $13.40         $12.97           N/A
    End of period                          $14.45          $13.63          $13.43         $13.40           N/A
  Accumulation units outstanding
  at the end of period                     3,978           8,520           7,170           3,375           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.63          $20.29          $19.04         $17.31           N/A
    End of period                          $20.57          $22.63          $20.29         $19.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.79          $15.50          $15.50         $14.64           N/A
    End of period                          $16.27          $16.79          $15.50         $15.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.55          $12.51          $12.55         $12.21           N/A
    End of period                          $13.13          $13.55          $12.51         $12.55           N/A
  Accumulation units outstanding
  at the end of period                      888             529              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.30          $19.22          $18.69         $17.52           N/A
    End of period                          $19.70          $21.30          $19.22         $18.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.39           $8.09           $7.37           $6.57           N/A
    End of period                          $8.16           $8.39           $8.09           $7.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.61           N/A             N/A             N/A            N/A
    End of period                          $15.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,610            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.88           N/A             N/A             N/A            N/A
    End of period                          $14.77           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,720           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.96          $22.41          $21.71         $20.21           N/A
    End of period                          $26.30          $24.96          $22.41         $21.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.90          $11.61          $11.54         $11.62           N/A
    End of period                          $12.21          $11.90          $11.61         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.38          $17.20          $16.22         $14.81           N/A
    End of period                          $21.54          $20.38          $17.20         $16.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.18          $25.28          $24.32         $22.68           N/A
    End of period                          $30.41          $28.18          $25.28         $24.32           N/A
  Accumulation units outstanding
  at the end of period                      748             199              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.95          $35.30          $31.57         $28.25           N/A
    End of period                          $42.45          $36.95          $35.30         $31.57           N/A
  Accumulation units outstanding
  at the end of period                      246             150              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.37          $12.85         $11.55           N/A
    End of period                          $15.54          $15.73          $13.37         $12.85           N/A
  Accumulation units outstanding
  at the end of period                      604             357              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(1131)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.94            N/A             N/A            N/A
    End of period                          $12.32          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(1131)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $11.13           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                    $24.18          $21.78          $19.40           N/A            N/A
    End of period                          $28.58          $24.18          $21.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.85            N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.69           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.76           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.01           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1083)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.60           N/A
    End of period                          $11.52          $11.05          $10.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     1,742           1,485           1,335             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.12            N/A            N/A
    End of period                          $5.94           $5.81           $4.36            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.07          $10.06           N/A            N/A
    End of period                          $10.11          $11.20          $10.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(752)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.91          $8.59           $9.30           $9.02           N/A
    End of period                          $10.79          $10.91          $8.59           $9.30           N/A
  Accumulation units outstanding
  at the end of period                     1,640           1,553           1,762             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.04           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                    $14.19          $12.20          $11.31           N/A            N/A
    End of period                          $11.48          $14.19          $12.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(900)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.90          $12.31          $11.40          $9.42           N/A
    End of period                          $18.40          $16.90          $12.31         $11.40           N/A
  Accumulation units outstanding
  at the end of period                      979            1,065           1,254             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.87           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     2,660           2,663           2,665             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.69          $9.42            N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.26           N/A
    End of period                          $13.69          $13.30          $12.97          $9.64           N/A
  Accumulation units outstanding
  at the end of period                     1,318           1,323           1,174             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.60            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1134)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.22            N/A            N/A
    End of period                          $6.69           $5.96           $5.56            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41         $10.59           N/A
    End of period                          $17.56          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     1,037           1,158           1,050             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1127)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(606)

  Accumulation unit value:
    Beginning of period                    $18.19          $15.42          $14.79         $13.89           N/A
    End of period                          $19.51          $18.19          $15.42         $14.79           N/A
  Accumulation units outstanding
  at the end of period                       -             2,185           2,265           2,258           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(606)

  Accumulation unit value:
    Beginning of period                    $17.20          $15.95          $14.80         $14.02           N/A
    End of period                          $19.46          $17.20          $15.95         $14.80           N/A
  Accumulation units outstanding
  at the end of period                       -              948             937             952            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(606)

  Accumulation unit value:
    Beginning of period                    $7.49           $7.30           $7.02           $6.93           N/A
    End of period                          $8.81           $7.49           $7.30           $7.02           N/A
  Accumulation units outstanding
  at the end of period                       -             5,014           4,807           4,794           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.49          $13.73          $12.66         $11.35           N/A
    End of period                          $17.74          $16.49          $13.73         $12.66           N/A
  Accumulation units outstanding
  at the end of period                      359             780             814             826            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.96         $10.38           N/A
    End of period                          $13.79          $12.16          $11.51         $10.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(942)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.27          $10.27           N/A            N/A
    End of period                          $12.31          $10.86          $10.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(942)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.26           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(837)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.69         $11.12           N/A
    End of period                          $15.19          $13.92          $12.41         $11.69           N/A
  Accumulation units outstanding
  at the end of period                      287             656             662             668            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.60          $18.09          $16.44         $15.71           N/A
    End of period                          $20.16          $18.60          $18.09         $16.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.50           $9.06           N/A
    End of period                           N/A             N/A            $8.62           $9.50           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.67          $9.89           $9.19           N/A
    End of period                          $12.24          $11.58          $10.67          $9.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                    $24.16          $21.77          $21.80         $18.49           N/A
    End of period                          $28.56          $24.16          $21.77         $21.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(644)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.78          $25.15          $24.53         $23.50           N/A
    End of period                          $27.71          $25.78          $25.15         $24.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.16          $16.50          $16.29         $15.35           N/A
    End of period                          $17.89          $18.16          $16.50         $16.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.92          $18.63          $18.55         $16.60           N/A
    End of period                          $24.07          $21.92          $18.63         $18.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.00           N/A             N/A            N/A
    End of period                          $10.81          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.43           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.04          $17.59          $17.50         $16.47           N/A
    End of period                          $18.92          $18.04          $17.59         $17.50           N/A
  Accumulation units outstanding
  at the end of period                      749             764             767             769            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.63          $10.01          $8.80           N/A
    End of period                          $16.49          $15.04          $11.63         $10.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.53          $20.53          $19.73         $17.56           N/A
    End of period                          $23.83          $22.53          $20.53         $19.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.85          $14.68          $14.64         $14.15           N/A
    End of period                          $15.47          $14.85          $14.68         $14.64           N/A
  Accumulation units outstanding
  at the end of period                     1,523           1,564           1,565           1,570           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.00           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.73          $17.58          $16.49         $14.32           N/A
    End of period                          $18.82          $19.73          $17.58         $16.49           N/A
  Accumulation units outstanding
  at the end of period                      810             844             852             860            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.42          $14.35          $14.00         $12.61           N/A
    End of period                          $14.99          $16.42          $14.35         $14.00           N/A
  Accumulation units outstanding
  at the end of period                      390             695             722             725            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.02          $11.59         $10.05           N/A
    End of period                          $11.54          $12.12          $11.02         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      479             328             351             343            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.05          $10.88          $10.90         $10.60           N/A
    End of period                          $11.52          $11.05          $10.88         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     7,691           8,081           8,402           3,795           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.41           $4.02           N/A
    End of period                          $5.94           $5.81           $4.36           $4.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $10.53          $9.74           N/A
    End of period                          $10.10          $11.19          $10.07         $10.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.90          $8.59           $9.29           $9.02           N/A
    End of period                          $10.79          $10.90          $8.59           $9.29           N/A
  Accumulation units outstanding
  at the end of period                     7,543           7,396           7,464            342            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.08           N/A             N/A            N/A
    End of period                          $10.37          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1000)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.37           $8.19           $8.02           $7.42           N/A
    End of period                          $9.53           $9.37           $8.19           $8.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.18          $12.20          $11.73         $10.53           N/A
    End of period                          $11.48          $14.18          $12.20         $11.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.91          $12.32          $11.41          $9.43           N/A
    End of period                          $18.41          $16.91          $12.32         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       98              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.99          $10.43         $10.72           N/A
    End of period                          $12.06          $11.45          $10.99         $10.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.26          $14.84          $13.37         $11.79           N/A
    End of period                          $19.74          $18.26          $14.84         $13.37           N/A
  Accumulation units outstanding
  at the end of period                     2,101           1,137           1,224           1,312           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.81          $10.89          $9.76           N/A
    End of period                          $13.66          $13.75          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     2,693            926             969            1,016           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      606              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.49          $10.82         $10.12           N/A
    End of period                          $12.56          $10.77          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.70          $22.56          $16.83         $14.17           N/A
    End of period                          $35.38          $26.70          $22.56         $16.83           N/A
  Accumulation units outstanding
  at the end of period                     1,071           1,118           1,170           1,227           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.30          $12.97          $9.64           $8.26           N/A
    End of period                          $13.68          $13.30          $12.97          $9.64           N/A
  Accumulation units outstanding
  at the end of period                      351             237             239             334            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.30            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      168              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.88          $13.84          $12.62         $11.39           N/A
    End of period                          $15.66          $14.88          $13.84         $12.62           N/A
  Accumulation units outstanding
  at the end of period                     2,064           1,935           2,028           2,169           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.55          $10.31          $9.60           N/A
    End of period                          $12.22          $11.89          $10.55         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     8,080           5,160           5,462           5,738           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.43          $19.05          $17.85         $15.60           N/A
    End of period                          $17.92          $20.43          $19.05         $17.85           N/A
  Accumulation units outstanding
  at the end of period                       97              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.20          $13.21          $12.93         $11.44           N/A
    End of period                          $14.58          $15.20          $13.21         $12.93           N/A
  Accumulation units outstanding
  at the end of period                     1,379           1,166           1,242           1,307           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.96           $5.56           $5.54           $5.20           N/A
    End of period                          $6.68           $5.96           $5.56           $5.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                    $15.00          $15.52          $11.41          $9.62           N/A
    End of period                          $17.55          $15.00          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     5,071           5,072           5,073             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(685)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $13.08          $11.90          $11.06          $9.77           N/A
    End of period                          $14.19          $13.08          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     1,454            925             968            1,015           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.14          $12.34          $11.07          $9.84           N/A
    End of period                          $14.72          $14.14          $12.34         $11.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.81           $8.57           $8.01           $7.98           N/A
    End of period                          $9.49           $8.81           $8.57           $8.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.58          $13.39          $13.36         $12.94           N/A
    End of period                          $14.40          $13.58          $13.39         $13.36           N/A
  Accumulation units outstanding
  at the end of period                     1,885           2,513           2,464           2,435           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.52          $20.21          $18.97         $17.25           N/A
    End of period                          $20.46          $22.52          $20.21         $18.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.44          $15.44         $14.59           N/A
    End of period                          $16.19          $16.71          $15.44         $15.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.50          $12.47          $12.51         $12.18           N/A
    End of period                          $13.08          $13.50          $12.47         $12.51           N/A
  Accumulation units outstanding
  at the end of period                      172             177             188             189            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.20          $19.14          $18.62         $17.45           N/A
    End of period                          $19.60          $21.20          $19.14         $18.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.37           $8.08           $7.35           $6.56           N/A
    End of period                          $8.13           $8.37           $8.08           $7.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.85          $22.32          $21.63         $20.14           N/A
    End of period                          $26.17          $24.85          $22.32         $21.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.84          $11.56          $11.49         $11.57           N/A
    End of period                          $12.15          $11.84          $11.56         $11.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.35          $17.17          $16.21         $14.80           N/A
    End of period                          $21.49          $20.35          $17.17         $16.21           N/A
  Accumulation units outstanding
  at the end of period                      283             312             358             394            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.05          $25.18          $24.22         $22.60           N/A
    End of period                          $30.25          $28.05          $25.18         $24.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.78          $35.15          $31.44         $28.15           N/A
    End of period                          $42.23          $36.78          $35.15         $31.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.68          $13.34          $12.82         $11.53           N/A
    End of period                          $15.49          $15.68          $13.34         $12.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.055%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.56           N/A             N/A             N/A            N/A
    End of period                          $17.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      153             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.18           N/A             N/A             N/A            N/A
    End of period                          $13.79           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      200             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.72           N/A             N/A             N/A            N/A
    End of period                          $12.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      206             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.40           N/A             N/A             N/A            N/A
    End of period                          $14.99           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      168             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $28.01           N/A             N/A             N/A            N/A
    End of period                          $30.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       88             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.06%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $18.18          $15.41          $14.78         $13.63           N/A
    End of period                          $19.50          $18.18          $15.41         $14.78           N/A
  Accumulation units outstanding
  at the end of period                       -             4,479           5,569           5,665           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $17.19          $15.94          $14.80         $13.83           N/A
    End of period                          $19.45          $17.19          $15.94         $14.80           N/A
  Accumulation units outstanding
  at the end of period                       -             1,896           2,387           2,408           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $7.48           $7.29           $7.02           $6.84           N/A
    End of period                          $8.81           $7.48           $7.29           $7.02           N/A
  Accumulation units outstanding
  at the end of period                       -             9,651           12,000         12,197           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.47          $13.72          $12.65         $11.34           N/A
    End of period                          $17.71          $16.47          $13.72         $12.65           N/A
  Accumulation units outstanding
  at the end of period                     1,876           1,862           2,251           2,275           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.51          $10.95         $10.38           N/A
    End of period                          $13.79          $12.16          $11.51         $10.95           N/A
  Accumulation units outstanding
  at the end of period                      599              41              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.34          $10.34           N/A            N/A
    End of period                          $12.39          $10.93          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                    $15.42          $11.54          $10.20           N/A            N/A
    End of period                          $12.84          $15.42          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(826)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.41          $11.68         $11.12           N/A
    End of period                          $15.18          $13.92          $12.41         $11.68           N/A
  Accumulation units outstanding
  at the end of period                     1,953           1,633           1,916           1,949           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.58          $18.07          $16.42         $15.70           N/A
    End of period                          $20.14          $18.58          $18.07         $16.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.49           $9.06           N/A
    End of period                           N/A             N/A            $8.61           $9.49           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.66          $9.89           $9.19           N/A
    End of period                          $12.24          $11.57          $10.66          $9.89           N/A
  Accumulation units outstanding
  at the end of period                     4,330           2,152           2,154           2,156           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.74          $21.78         $19.05           N/A
    End of period                          $28.52          $24.14          $21.74         $21.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.75          $25.13          $24.50         $23.48           N/A
    End of period                          $27.67          $25.75          $25.13         $24.50           N/A
  Accumulation units outstanding
  at the end of period                       26              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      171             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.24           N/A             N/A             N/A            N/A
    End of period                          $10.64           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       64             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.14          $16.48          $16.27         $15.34           N/A
    End of period                          $17.87          $18.14          $16.48         $16.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.89          $18.61          $18.53         $16.59           N/A
    End of period                          $24.04          $21.89          $18.61         $18.53           N/A
  Accumulation units outstanding
  at the end of period                       19              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,774           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,028            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.02           N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,867             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,032            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.55          $10.88          $10.61           N/A            N/A
    End of period                          $11.54          $12.55          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,226            968             142             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $18.02          $17.57          $17.48         $16.46           N/A
    End of period                          $18.89          $18.02          $17.57         $17.48           N/A
  Accumulation units outstanding
  at the end of period                     6,729           3,703           2,848           2,403           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.24          $10.15           N/A            N/A
    End of period                          $12.83          $12.74          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       52              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.44          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $11.62          $10.00          $8.79           N/A
    End of period                          $16.48          $15.02          $11.62         $10.00           N/A
  Accumulation units outstanding
  at the end of period                     1,832           1,378           1,323            173            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.50          $19.71         $17.55           N/A
    End of period                          $23.80          $22.51          $20.50         $19.71           N/A
  Accumulation units outstanding
  at the end of period                     1,469            807             790             777            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $14.66          $14.62         $14.14           N/A
    End of period                          $15.46          $14.83          $14.66         $14.62           N/A
  Accumulation units outstanding
  at the end of period                     12,531          13,108          13,342          4,589           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.13           N/A             N/A            N/A
    End of period                          $14.00          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       53              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.72          $17.57          $16.48         $14.31           N/A
    End of period                          $18.81          $19.72          $17.57         $16.48           N/A
  Accumulation units outstanding
  at the end of period                     1,677           1,735           2,183           2,204           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.41          $14.34          $13.99         $12.60           N/A
    End of period                          $14.98          $16.41          $14.34         $13.99           N/A
  Accumulation units outstanding
  at the end of period                     1,642           1,348           1,579           1,606           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.01          $11.58         $10.05           N/A
    End of period                          $11.53          $12.11          $11.01         $11.58           N/A
  Accumulation units outstanding
  at the end of period                     8,824           8,446           8,311           8,185           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.87          $10.90         $10.60           N/A
    End of period                          $11.51          $11.04          $10.87         $10.90           N/A
  Accumulation units outstanding
  at the end of period                     4,863           4,945           5,242           7,158           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.81           $4.36           $4.40           $4.02           N/A
    End of period                          $5.93           $5.81           $4.36           $4.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.07          $10.53          $9.74           N/A
    End of period                          $10.10          $11.19          $10.07         $10.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.89          $8.58           $9.29           $9.02           N/A
    End of period                          $10.78          $10.89          $8.58           $9.29           N/A
  Accumulation units outstanding
  at the end of period                     11,423          10,679          9,474           9,340           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.06           N/A             N/A            N/A
    End of period                          $10.36          $11.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,668           2,811            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.38           $8.19           $8.02           $7.43           N/A
    End of period                          $9.53           $9.38           $8.19           $8.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.17          $12.19          $11.73         $10.53           N/A
    End of period                          $11.47          $14.17          $12.19         $11.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.88          $12.30          $11.40          $9.41           N/A
    End of period                          $18.38          $16.88          $12.30         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     10,205          10,124          9,489           8,737           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.99          $10.42         $10.72           N/A
    End of period                          $12.05          $11.44          $10.99         $10.42           N/A
  Accumulation units outstanding
  at the end of period                      911             621              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.21          $14.80          $13.34         $11.77           N/A
    End of period                          $19.69          $18.21          $14.80         $13.34           N/A
  Accumulation units outstanding
  at the end of period                     9,708           10,196          13,835         12,963           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                    $13.74          $11.81          $10.89          $9.92           N/A
    End of period                          $13.66          $13.74          $11.81         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    120,516         120,054          37,869          3,784           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.04           N/A             N/A            N/A
    End of period                          $11.89          $10.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,813             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                    $10.76          $10.49          $10.82         $10.21           N/A
    End of period                          $12.55          $10.76          $10.49         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.68          $22.55          $16.82         $14.17           N/A
    End of period                          $35.35          $26.68          $22.55         $16.82           N/A
  Accumulation units outstanding
  at the end of period                      995             978             980             23             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.29          $12.96          $9.64           $8.26           N/A
    End of period                          $13.67          $13.29          $12.96          $9.64           N/A
  Accumulation units outstanding
  at the end of period                     11,373          11,374          11,166          9,958           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.58            N/A             N/A            N/A
    End of period                          $10.71          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.87          $13.84          $12.61         $11.39           N/A
    End of period                          $15.65          $14.87          $13.84         $12.61           N/A
  Accumulation units outstanding
  at the end of period                     14,897          14,974          18,912         17,597           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.88          $10.54          $10.31          $9.60           N/A
    End of period                          $12.21          $11.88          $10.54         $10.31           N/A
  Accumulation units outstanding
  at the end of period                     24,385          24,638          34,481         32,170           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.39          $19.01          $17.82         $15.57           N/A
    End of period                          $17.89          $20.39          $19.01         $17.82           N/A
  Accumulation units outstanding
  at the end of period                     5,600           5,574           5,371           5,367           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.19          $13.20          $12.93         $11.44           N/A
    End of period                          $14.57          $15.19          $13.20         $12.93           N/A
  Accumulation units outstanding
  at the end of period                     12,059          11,879          16,087         15,625           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.95           $5.56           $5.54           $5.20           N/A
    End of period                          $6.68           $5.95           $5.56           $5.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                    $14.99          $15.52          $11.41         $10.02           N/A
    End of period                          $17.55          $14.99          $15.52         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     9,949           9,981            115              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(677)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.90          $11.06          $9.95           N/A
    End of period                          $14.18          $13.07          $11.90         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     1,424           1,429             90              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(678)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.33          $11.07          $9.84           N/A
    End of period                          $14.71          $14.13          $12.33         $11.07           N/A
  Accumulation units outstanding
  at the end of period                      626             214             151             118            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.80           $8.56           $8.01           $7.98           N/A
    End of period                          $9.49           $8.80           $8.56           $8.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.08           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      351             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.57          $13.38          $13.35         $12.93           N/A
    End of period                          $14.38          $13.57          $13.38         $13.35           N/A
  Accumulation units outstanding
  at the end of period                     25,309          18,649          17,336         15,752           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.50          $20.19          $18.95         $17.24           N/A
    End of period                          $20.44          $22.50          $20.19         $18.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.70          $15.42          $15.42         $14.57           N/A
    End of period                          $16.17          $16.70          $15.42         $15.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.46          $12.51         $12.17           N/A
    End of period                          $13.07          $13.49          $12.46         $12.51           N/A
  Accumulation units outstanding
  at the end of period                     5,565           2,833             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.17          $19.12          $18.61         $17.44           N/A
    End of period                          $19.57          $21.17          $19.12         $18.61           N/A
  Accumulation units outstanding
  at the end of period                      310              24              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.56           N/A
    End of period                          $8.13           $8.36           $8.07           $7.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.82          $22.29          $21.61         $20.12           N/A
    End of period                          $26.13          $24.82          $22.29         $21.61           N/A
  Accumulation units outstanding
  at the end of period                     6,717           5,625           5,617           5,609           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.55          $11.48         $11.56           N/A
    End of period                          $12.14          $11.83          $11.55         $11.48           N/A
  Accumulation units outstanding
  at the end of period                     2,658           10,181            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.34          $17.17          $16.20         $14.80           N/A
    End of period                          $21.48          $20.34          $17.17         $16.20           N/A
  Accumulation units outstanding
  at the end of period                      171             108             100             95             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $28.01          $25.15          $24.20         $22.57           N/A
    End of period                          $30.22          $28.01          $25.15         $24.20           N/A
  Accumulation units outstanding
  at the end of period                       53              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.74          $35.11          $31.41         $28.12           N/A
    End of period                          $42.18          $36.74          $35.11         $31.41           N/A
  Accumulation units outstanding
  at the end of period                     1,124            859              31              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.67          $13.33          $12.82         $11.52           N/A
    End of period                          $15.48          $15.67          $13.33         $12.82           N/A
  Accumulation units outstanding
  at the end of period                      871             798             118              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(733)

  Accumulation unit value:
    Beginning of period                    $18.15          $15.39          $14.77         $14.63           N/A
    End of period                          $19.46          $18.15          $15.39         $14.77           N/A
  Accumulation units outstanding
  at the end of period                       -             1,055           1,077           1,567           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(733)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.92          $14.78         $14.57           N/A
    End of period                          $19.41          $17.16          $15.92         $14.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              412            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(733)

  Accumulation unit value:
    Beginning of period                    $7.47           $7.28           $7.01           $6.93           N/A
    End of period                          $8.78           $7.47           $7.28           $7.01           N/A
  Accumulation units outstanding
  at the end of period                       -              639             670            2,021           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.40          $13.66          $12.60         $11.30           N/A
    End of period                          $17.63          $16.40          $13.66         $12.60           N/A
  Accumulation units outstanding
  at the end of period                     1,507            168             177             320            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.49          $10.94         $10.37           N/A
    End of period                          $13.75          $12.13          $11.49         $10.94           N/A
  Accumulation units outstanding
  at the end of period                      382             400             420              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.51           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              221              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.39          $11.67         $11.11           N/A
    End of period                          $15.14          $13.89          $12.39         $11.67           N/A
  Accumulation units outstanding
  at the end of period                      178             186             195             260            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.49          $17.99          $16.36         $15.64           N/A
    End of period                          $20.04          $18.49          $17.99         $16.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.47           $9.04           N/A
    End of period                           N/A             N/A            $8.59           $9.47           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              634            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.64          $9.87           $9.17           N/A
    End of period                          $12.20          $11.54          $10.64          $9.87           N/A
  Accumulation units outstanding
  at the end of period                     1,755           1,934           2,353           2,721           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                    $24.03          $21.65          $21.70         $21.08           N/A
    End of period                          $28.38          $24.03          $21.65         $21.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.63          $25.02          $24.41         $23.39           N/A
    End of period                          $27.54          $25.63          $25.02         $24.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.42          $16.22         $15.29           N/A
    End of period                          $17.79          $18.06          $16.42         $16.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.81          $18.54          $18.47         $16.54           N/A
    End of period                          $23.93          $21.81          $18.54         $18.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.95            N/A             N/A            N/A
    End of period                          $10.80          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,239             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.55           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.94          $17.50          $17.42         $16.40           N/A
    End of period                          $18.80          $17.94          $17.50         $17.42           N/A
  Accumulation units outstanding
  at the end of period                     5,446           3,458           1,787           1,092           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.53           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $11.58          $9.98           $8.77           N/A
    End of period                          $16.41          $14.97          $11.58          $9.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.40          $20.42          $19.64         $17.48           N/A
    End of period                          $23.68          $22.40          $20.42         $19.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $14.60          $14.57         $14.08           N/A
    End of period                          $15.38          $14.76          $14.60         $14.57           N/A
  Accumulation units outstanding
  at the end of period                     2,347           2,419           2,556           1,881           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.48            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      860              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.65          $17.51          $16.44         $14.28           N/A
    End of period                          $18.74          $19.65          $17.51         $16.44           N/A
  Accumulation units outstanding
  at the end of period                      188             197             206             370            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.35          $14.29          $13.94         $12.56           N/A
    End of period                          $14.91          $16.35          $14.29         $13.94           N/A
  Accumulation units outstanding
  at the end of period                      148             155             162             218            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.99          $11.56         $10.03           N/A
    End of period                          $11.49          $12.07          $10.99         $11.56           N/A
  Accumulation units outstanding
  at the end of period                     12,720          12,370          11,527          1,801           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.86          $10.89         $10.59           N/A
    End of period                          $11.48          $11.02          $10.86         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     4,659           5,637           5,584           3,491           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $3.92           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.04          $10.51          $9.78           N/A
    End of period                          $10.06          $11.15          $10.04         $10.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.86          $8.56           $9.27           $9.00           N/A
    End of period                          $10.74          $10.86          $8.56           $9.27           N/A
  Accumulation units outstanding
  at the end of period                     13,526          14,525          15,041          2,239           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.36          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,817           2,817            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.35           $8.17           $8.00           $7.41           N/A
    End of period                          $9.50           $9.35           $8.17           $8.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                    $14.13          $12.16          $11.70         $10.38           N/A
    End of period                          $11.43          $14.13          $12.16         $11.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.83          $12.27          $11.37          $9.39           N/A
    End of period                          $18.31          $16.83          $12.27         $11.37           N/A
  Accumulation units outstanding
  at the end of period                     7,877           9,734           10,586          1,836           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.96          $10.40         $10.48           N/A
    End of period                          $12.01          $11.40          $10.96         $10.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.19          $14.79          $13.33         $11.77           N/A
    End of period                          $19.66          $18.19          $14.79         $13.33           N/A
  Accumulation units outstanding
  at the end of period                     2,684           3,371           3,744           2,961           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.77           N/A
    End of period                          $13.64          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     50,546          38,900          48,202          1,981           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.38            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1084)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $10.82         $10.46           N/A
    End of period                          $12.54          $10.75          $10.48         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                    $26.60          $22.49          $16.79         $15.14           N/A
    End of period                          $35.23          $26.60          $22.49         $16.79           N/A
  Accumulation units outstanding
  at the end of period                      438             508             562              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(656)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.92          $9.62           $8.24           N/A
    End of period                          $13.62          $13.25          $12.92          $9.62           N/A
  Accumulation units outstanding
  at the end of period                     11,423          11,793          11,154          2,114           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.45            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.82          $13.79          $12.58         $11.36           N/A
    End of period                          $15.59          $14.82          $13.79         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     2,479           3,214           3,299           3,463           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.86          $10.52          $10.30          $9.59           N/A
    End of period                          $12.18          $11.86          $10.52         $10.30           N/A
  Accumulation units outstanding
  at the end of period                     4,994           6,577           6,737           6,941           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.96          $17.78         $15.54           N/A
    End of period                          $17.82          $20.33          $18.96         $17.78           N/A
  Accumulation units outstanding
  at the end of period                     6,211           7,167           6,755           1,208           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.17          $12.90         $11.42           N/A
    End of period                          $14.52          $15.15          $13.17         $12.90           N/A
  Accumulation units outstanding
  at the end of period                     2,055           2,601           2,679           2,713           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.35           N/A
    End of period                          $6.66           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.70           N/A
    End of period                          $17.53          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,262           2,250            154              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(704)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06          $9.80           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      390             526             563             602            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.82           N/A
    End of period                          $14.67          $14.09          $12.30         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      190             199             209              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.55           $7.99           $7.97           N/A
    End of period                          $9.46           $8.78           $8.55           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.52          $13.34          $13.32         $12.91           N/A
    End of period                          $14.33          $13.52          $13.34         $13.32           N/A
  Accumulation units outstanding
  at the end of period                     4,138           4,126           4,123           2,783           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                    $22.39          $20.10          $18.88         $18.80           N/A
    End of period                          $20.33          $22.39          $20.10         $18.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.44          $15.44         $14.60           N/A
    End of period                          $16.18          $16.71          $15.44         $15.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.44          $12.42          $12.47         $12.14           N/A
    End of period                          $13.01          $13.44          $12.42         $12.47           N/A
  Accumulation units outstanding
  at the end of period                      756             750             722             722            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.08          $19.04          $18.54         $17.38           N/A
    End of period                          $19.48          $21.08          $19.04         $18.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.07           $7.35           $6.56           N/A
    End of period                          $8.12           $8.36           $8.07           $7.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.70          $22.20          $21.53         $20.05           N/A
    End of period                          $26.00          $24.70          $22.20         $21.53           N/A
  Accumulation units outstanding
  at the end of period                      116              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.52          $11.46         $11.54           N/A
    End of period                          $12.10          $11.79          $11.52         $11.46           N/A
  Accumulation units outstanding
  at the end of period                     1,793             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.30          $17.14          $16.19         $14.79           N/A
    End of period                          $21.44          $20.30          $17.14         $16.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.88          $25.04          $24.11         $22.49           N/A
    End of period                          $30.06          $27.88          $25.04         $24.11           N/A
  Accumulation units outstanding
  at the end of period                      243             245             246              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.57          $34.96          $31.29         $28.02           N/A
    End of period                          $41.97          $36.57          $34.96         $31.29           N/A
  Accumulation units outstanding
  at the end of period                      171             180             185              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.30          $12.79         $11.50           N/A
    End of period                          $15.43          $15.63          $13.30         $12.79           N/A
  Accumulation units outstanding
  at the end of period                     1,532           1,679           2,016           2,132           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $18.14          $15.39          $14.76         $13.62           N/A
    End of period                          $19.45          $18.14          $15.39         $14.76           N/A
  Accumulation units outstanding
  at the end of period                       -             1,826           1,755           1,255           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(598)

  Accumulation unit value:
    Beginning of period                    $17.15          $15.92          $14.78         $13.81           N/A
    End of period                          $19.40          $17.15          $15.92         $14.78           N/A
  Accumulation units outstanding
  at the end of period                       -              921             789             543            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(587)

  Accumulation unit value:
    Beginning of period                    $7.46           $7.27           $7.00           $6.87           N/A
    End of period                          $8.78           $7.46           $7.27           $7.00           N/A
  Accumulation units outstanding
  at the end of period                       -             2,853           2,778           2,730           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(587)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.38          $13.65          $12.59         $11.29           N/A
    End of period                          $17.60          $16.38          $13.65         $12.59           N/A
  Accumulation units outstanding
  at the end of period                     2,460           1,247            779             489            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.48          $10.94         $10.37           N/A
    End of period                          $13.74          $12.13          $11.48         $10.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.41          $11.54          $10.74           N/A            N/A
    End of period                          $12.82          $15.41          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,905             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.88          $12.38          $11.66         $11.10           N/A
    End of period                          $15.13          $13.88          $12.38         $11.66           N/A
  Accumulation units outstanding
  at the end of period                      502             749             638             431            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.47          $17.98          $16.35         $15.63           N/A
    End of period                          $20.02          $18.47          $17.98         $16.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.46           $9.03           N/A
    End of period                           N/A             N/A            $8.58           $9.46           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.53          $10.63          $9.86           $9.17           N/A
    End of period                          $12.19          $11.53          $10.63          $9.86           N/A
  Accumulation units outstanding
  at the end of period                     3,862           4,011             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                    $24.00          $21.63          $21.68         $18.69           N/A
    End of period                          $28.34          $24.00          $21.63         $21.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.60          $25.00          $24.39         $23.37           N/A
    End of period                          $27.50          $25.60          $25.00         $24.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,360            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $18.05          $16.40          $16.21         $15.28           N/A
    End of period                          $17.77          $18.05          $16.40         $16.21           N/A
  Accumulation units outstanding
  at the end of period                     1,022             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.78          $18.52          $18.45         $16.53           N/A
    End of period                          $23.90          $21.78          $18.52         $18.45           N/A
  Accumulation units outstanding
  at the end of period                      698             698              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,251            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.88            N/A             N/A            N/A
    End of period                          $10.79          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,311             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1093)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.12           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,438            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.88          $10.58           N/A            N/A
    End of period                          $11.52          $12.54          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.92          $17.48          $17.40         $16.38           N/A
    End of period                          $18.77          $17.92          $17.48         $17.40           N/A
  Accumulation units outstanding
  at the end of period                     5,646           5,577           1,278            272            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.74           N/A            N/A
    End of period                          $12.81          $12.73          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,869           2,846             -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.17           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.96          $11.57          $9.97           $8.77           N/A
    End of period                          $16.40          $14.96          $11.57          $9.97           N/A
  Accumulation units outstanding
  at the end of period                     1,638           2,251             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.38          $20.39          $19.62         $17.47           N/A
    End of period                          $23.65          $22.38          $20.39         $19.62           N/A
  Accumulation units outstanding
  at the end of period                       14              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.75          $14.59          $14.55         $14.07           N/A
    End of period                          $15.36          $14.75          $14.59         $14.55           N/A
  Accumulation units outstanding
  at the end of period                     3,100           3,383           2,318            636            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.84          $9.98            N/A             N/A            N/A
    End of period                          $13.99          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      288              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.63          $17.50          $16.43         $14.27           N/A
    End of period                          $18.72          $19.63          $17.50         $16.43           N/A
  Accumulation units outstanding
  at the end of period                     1,131           1,033            905             499            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.34          $14.29          $13.94         $12.56           N/A
    End of period                          $14.91          $16.34          $14.29         $13.94           N/A
  Accumulation units outstanding
  at the end of period                      980             866             766             363            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.07          $10.98          $11.55         $10.02           N/A
    End of period                          $11.48          $12.07          $10.98         $11.55           N/A
  Accumulation units outstanding
  at the end of period                     2,268           1,311             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.85          $10.88         $10.59           N/A
    End of period                          $11.48          $11.01          $10.85         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     14,622          7,675           4,998            240            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.79           $4.34           $4.39           $4.01           N/A
    End of period                          $5.91           $5.79           $4.34           $4.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.03          $10.50          $9.72           N/A
    End of period                          $10.05          $11.15          $10.03         $10.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.85          $8.55           $9.26           $8.99           N/A
    End of period                          $10.73          $10.85          $8.55           $9.26           N/A
  Accumulation units outstanding
  at the end of period                     2,345           2,421            315             316            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.06           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,632           4,803            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1001)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.34           $8.16           $8.00           $7.41           N/A
    End of period                          $9.49           $9.34           $8.16           $8.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.12          $12.15          $11.69         $10.50           N/A
    End of period                          $11.42          $14.12          $12.15         $11.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.82          $12.26          $11.36          $9.39           N/A
    End of period                          $18.30          $16.82          $12.26         $11.36           N/A
  Accumulation units outstanding
  at the end of period                      915             915              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.40          $10.95          $10.39         $10.69           N/A
    End of period                          $12.00          $11.40          $10.95         $10.39           N/A
  Accumulation units outstanding
  at the end of period                      209             428             524             524            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.17          $14.77          $13.32         $11.75           N/A
    End of period                          $19.63          $18.17          $14.77         $13.32           N/A
  Accumulation units outstanding
  at the end of period                     2,029           1,342             88              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.73          $11.80          $10.89          $9.68           N/A
    End of period                          $13.63          $13.73          $11.80         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     43,227          56,618          1,404             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.99            N/A             N/A            N/A
    End of period                          $11.88          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,742            270             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.48          $9.98            N/A            N/A
    End of period                          $12.53          $10.75          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                    $10.25           N/A             N/A             N/A            N/A
    End of period                          $11.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,086            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1316)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.58          $22.47          $16.78         $14.13           N/A
    End of period                          $35.21          $26.58          $22.47         $16.78           N/A
  Accumulation units outstanding
  at the end of period                      447             283              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.24          $12.92          $9.61           $8.24           N/A
    End of period                          $13.61          $13.24          $12.92          $9.61           N/A
  Accumulation units outstanding
  at the end of period                       64             654              64             64             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.16          $9.57            N/A             N/A            N/A
    End of period                          $10.70          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.81          $12.59         $11.37           N/A
    End of period                          $15.60          $14.83          $13.81         $12.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.85          $10.52          $10.29          $9.59           N/A
    End of period                          $12.17          $11.85          $10.52         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     6,832           3,850           3,156           1,116           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.31          $18.95          $17.77         $15.53           N/A
    End of period                          $17.81          $20.31          $18.95         $17.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.16          $13.18          $12.91         $11.43           N/A
    End of period                          $14.53          $15.16          $13.18         $12.91           N/A
  Accumulation units outstanding
  at the end of period                     1,582             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.93           $5.54           $5.52           $5.18           N/A
    End of period                          $6.65           $5.93           $5.54           $5.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                    $14.98          $15.51          $11.41         $10.01           N/A
    End of period                          $17.52          $14.98          $15.51         $11.41           N/A
  Accumulation units outstanding
  at the end of period                      900             550              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                    $13.06          $11.89          $11.06         $10.04           N/A
    End of period                          $14.16          $13.06          $11.89         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.30          $11.05          $9.83           N/A
    End of period                          $14.67          $14.09          $12.30         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     11,144          7,996           5,448           3,366           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.78           $8.54           $7.99           $7.96           N/A
    End of period                          $9.46           $8.78           $8.54           $7.99           N/A
  Accumulation units outstanding
  at the end of period                       -              320             392             392            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.33          $13.31         $12.89           N/A
    End of period                          $14.31          $13.51          $13.33         $13.31           N/A
  Accumulation units outstanding
  at the end of period                     11,856          9,114           5,859           1,249           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.37          $20.08          $18.86         $17.16           N/A
    End of period                          $20.31          $22.37          $20.08         $18.86           N/A
  Accumulation units outstanding
  at the end of period                      595              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.60          $15.34          $15.34         $14.51           N/A
    End of period                          $16.07          $16.60          $15.34         $15.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.43          $12.41          $12.46         $12.13           N/A
    End of period                          $13.00          $13.43          $12.41         $12.46           N/A
  Accumulation units outstanding
  at the end of period                     2,428           1,375            756             761            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.05          $19.02          $18.52         $17.36           N/A
    End of period                          $19.45          $21.05          $19.02         $18.52           N/A
  Accumulation units outstanding
  at the end of period                      584              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                    $8.33           $8.05           $7.33           $6.61           N/A
    End of period                          $8.10           $8.33           $8.05           $7.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(597)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                    $14.48           N/A             N/A             N/A            N/A
    End of period                          $15.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,559            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.76           N/A             N/A             N/A            N/A
    End of period                          $14.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,728            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.68          $22.17          $21.51         $20.03           N/A
    End of period                          $25.97          $24.68          $22.17         $21.51           N/A
  Accumulation units outstanding
  at the end of period                     2,701            134             153             153            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.49          $11.43         $11.51           N/A
    End of period                          $12.06          $11.76          $11.49         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     2,834           9,846             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.29          $17.14          $16.18         $14.78           N/A
    End of period                          $21.43          $20.29          $17.14         $16.18           N/A
  Accumulation units outstanding
  at the end of period                     1,411           1,865            189              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.85          $25.02          $24.08         $22.47           N/A
    End of period                          $30.03          $27.85          $25.02         $24.08           N/A
  Accumulation units outstanding
  at the end of period                     2,650           2,136            590              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.52          $34.93          $31.26         $28.00           N/A
    End of period                          $41.91          $36.52          $34.93         $31.26           N/A
  Accumulation units outstanding
  at the end of period                     4,316           2,368            673             783            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.62          $13.29          $12.79         $11.50           N/A
    End of period                          $15.42          $15.62          $13.29         $12.79           N/A
  Accumulation units outstanding
  at the end of period                     1,862           1,295            582             74             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $17.95           N/A             N/A             N/A            N/A
    End of period                          $18.75           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      624             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.03           N/A             N/A             N/A            N/A
    End of period                          $16.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      416             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $19.71           N/A             N/A             N/A            N/A
    End of period                          $18.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      304             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $16.31           N/A             N/A             N/A            N/A
    End of period                          $14.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      367             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.15           N/A             N/A             N/A            N/A
    End of period                          $11.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      425             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $18.22           N/A             N/A             N/A            N/A
    End of period                          $19.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      668             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.64           N/A             N/A             N/A            N/A
    End of period                          $13.63           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      864             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.57           N/A             N/A             N/A            N/A
    End of period                          $17.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      376             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.55           N/A             N/A             N/A            N/A
    End of period                          $14.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,227            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                    $24.60           N/A             N/A             N/A            N/A
    End of period                          $25.94           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      710             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                    $15.63           N/A             N/A             N/A            N/A
    End of period                          $15.41           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,154            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(590)

  Accumulation unit value:
    Beginning of period                    $18.11          $15.37          $14.75         $13.58           N/A
    End of period                          $19.41          $18.11          $15.37         $14.75           N/A
  Accumulation units outstanding
  at the end of period                       -             7,444           8,024           8,375           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(590)

  Accumulation unit value:
    Beginning of period                    $17.12          $15.90          $14.76         $14.10           N/A
    End of period                          $19.36          $17.12          $15.90         $14.76           N/A
  Accumulation units outstanding
  at the end of period                       -             3,058           3,312           3,357           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(590)

  Accumulation unit value:
    Beginning of period                    $7.44           $7.26           $6.99           $6.90           N/A
    End of period                          $8.75           $7.44           $7.26           $6.99           N/A
  Accumulation units outstanding
  at the end of period                       -             15,849          16,804         17,518           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.30          $13.59          $12.54         $11.25           N/A
    End of period                          $17.51          $16.30          $13.59         $12.54           N/A
  Accumulation units outstanding
  at the end of period                     1,910           2,917           3,208           3,239           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.36           N/A
    End of period                          $13.71          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     1,730            135             137             137            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.23          $10.23           N/A            N/A
    End of period                          $12.24          $10.80          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                    $15.40          $11.53          $10.13           N/A            N/A
    End of period                          $12.81          $15.40          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       70              70              70             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(823)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.09           N/A
    End of period                          $15.10          $13.85          $12.36         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     1,556           2,162           2,348           2,479           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.39          $17.90          $16.29         $15.58           N/A
    End of period                          $19.93          $18.39          $17.90         $16.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.01           N/A
    End of period                           N/A             N/A            $8.56           $9.43           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.61          $9.84           $9.15           N/A
    End of period                          $12.15          $11.50          $10.61          $9.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                    $23.88          $21.54          $21.59         $19.45           N/A
    End of period                          $28.20          $23.88          $21.54         $21.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.48          $24.89          $24.29         $23.29           N/A
    End of period                          $27.36          $25.48          $24.89         $24.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.14           N/A             N/A             N/A            N/A
    End of period                          $13.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,548            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.97          $16.34          $16.15         $15.23           N/A
    End of period                          $17.69          $17.97          $16.34         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.69          $18.46          $18.39         $16.48           N/A
    End of period                          $23.80          $21.69          $18.46         $18.39           N/A
  Accumulation units outstanding
  at the end of period                       -              125             131              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,181           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.92            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1089)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.52           N/A            N/A
    End of period                          $11.51          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(849)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.84          $17.41          $17.33         $16.32           N/A
    End of period                          $18.68          $17.84          $17.41         $17.33           N/A
  Accumulation units outstanding
  at the end of period                      840            2,758           4,346           1,719           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.32           N/A            N/A
    End of period                          $12.80          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.43          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.91          $11.54          $9.94           $8.75           N/A
    End of period                          $16.33          $14.91          $11.54          $9.94           N/A
  Accumulation units outstanding
  at the end of period                     1,293            120             120             120            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.27          $20.31          $19.54         $17.41           N/A
    End of period                          $23.53          $22.27          $20.31         $19.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.68          $14.52          $14.50         $14.02           N/A
    End of period                          $15.28          $14.68          $14.52         $14.50           N/A
  Accumulation units outstanding
  at the end of period                      242            3,072           3,054           2,869           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.98            N/A             N/A            N/A
    End of period                          $13.98          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      966              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.56          $17.45          $16.38         $14.23           N/A
    End of period                          $18.64          $19.56          $17.45         $16.38           N/A
  Accumulation units outstanding
  at the end of period                     1,996           2,532           2,746           2,969           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.28          $14.24          $13.90         $12.53           N/A
    End of period                          $14.85          $16.28          $14.24         $13.90           N/A
  Accumulation units outstanding
  at the end of period                     1,454           2,012           2,163           2,294           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.03          $10.95          $11.53         $10.00           N/A
    End of period                          $11.44          $12.03          $10.95         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     3,255           3,410             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.84          $10.87         $10.58           N/A
    End of period                          $11.45          $10.99          $10.84         $10.87           N/A
  Accumulation units outstanding
  at the end of period                      474             474             475             475            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $5.77           $4.33           $4.38           $3.90           N/A
    End of period                          $5.89           $5.77           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.01          $10.48          $9.72           N/A
    End of period                          $10.02          $11.11          $10.01         $10.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(599)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.53           $9.24           $8.98           N/A
    End of period                          $10.70          $10.82          $8.53           $9.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                    $9.31           $8.14           $7.98           $7.38           N/A
    End of period                          $9.45           $9.31           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                    $14.08          $12.12          $11.67         $10.59           N/A
    End of period                          $11.38          $14.08          $12.12         $11.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(588)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.77          $12.23          $11.34          $9.37           N/A
    End of period                          $18.24          $16.77          $12.23         $11.34           N/A
  Accumulation units outstanding
  at the end of period                     3,484           2,932             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.92          $10.37         $10.67           N/A
    End of period                          $11.96          $11.36          $10.92         $10.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.13          $14.75          $13.30         $11.74           N/A
    End of period                          $19.59          $18.13          $14.75         $13.30           N/A
  Accumulation units outstanding
  at the end of period                      435             436             436             437            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.79          $10.89          $9.62           N/A
    End of period                          $13.62          $13.72          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     90,853          90,900         102,624            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.68          $9.75            N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.94           N/A
    End of period                          $12.52          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.50          $22.42          $16.74         $14.10           N/A
    End of period                          $35.09          $26.50          $22.42         $16.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.20          $12.88          $9.59           $8.22           N/A
    End of period                          $13.56          $13.20          $12.88          $9.59           N/A
  Accumulation units outstanding
  at the end of period                     2,632           2,758             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.45            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1115)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.79          $12.58         $11.37           N/A
    End of period                          $15.57          $14.80          $13.79         $12.58           N/A
  Accumulation units outstanding
  at the end of period                      443             443             443             444            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.58           N/A
    End of period                          $12.15          $11.83          $10.50         $10.28           N/A
  Accumulation units outstanding
  at the end of period                      523             523             524             524            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.25          $18.90          $17.73         $15.50           N/A
    End of period                          $17.75          $20.25          $18.90         $17.73           N/A
  Accumulation units outstanding
  at the end of period                     1,838           1,926             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.13          $13.15          $12.89         $11.42           N/A
    End of period                          $14.49          $15.13          $13.15         $12.89           N/A
  Accumulation units outstanding
  at the end of period                      443             443             444             444            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $5.11           N/A
    End of period                          $6.63           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.56           N/A
    End of period                          $17.50          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     7,001           6,548           1,531             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(689)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $13.05          $11.88          $11.06         $10.10           N/A
    End of period                          $14.14          $13.05          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     14,275          14,919          15,638            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.06          $12.28          $11.03          $9.81           N/A
    End of period                          $14.63          $14.06          $12.28         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     1,439            191             197              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.76           $8.53           $7.98           $7.96           N/A
    End of period                          $9.44           $8.76           $8.53           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -              303             282              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.46          $13.29          $13.27         $12.86           N/A
    End of period                          $14.26          $13.46          $13.29         $13.27           N/A
  Accumulation units outstanding
  at the end of period                     3,751           10,861          13,070          9,816           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.26          $20.00          $18.79         $17.10           N/A
    End of period                          $20.21          $22.26          $20.00         $18.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.52          $15.27          $15.27         $14.46           N/A
    End of period                          $15.99          $16.52          $15.27         $14.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.37          $12.43         $12.10           N/A
    End of period                          $12.95          $13.38          $12.37         $12.43           N/A
  Accumulation units outstanding
  at the end of period                       -              202             196              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.95          $18.94          $18.44         $17.30           N/A
    End of period                          $19.35          $20.95          $18.94         $18.44           N/A
  Accumulation units outstanding
  at the end of period                      103              95              95             96             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.31           $8.03           $7.32           $6.53           N/A
    End of period                          $8.07           $8.31           $8.03           $7.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                    $11.66           N/A             N/A             N/A            N/A
    End of period                          $12.27           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,502            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.56          $22.08          $21.42         $19.96           N/A
    End of period                          $25.84          $24.56          $22.08         $21.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.71          $11.44          $11.38         $11.47           N/A
    End of period                          $12.00          $11.71          $11.44         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     1,489             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.26          $17.12          $16.17         $14.77           N/A
    End of period                          $21.38          $20.26          $17.12         $16.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.72          $24.91          $23.99         $22.39           N/A
    End of period                          $29.87          $27.72          $24.91         $23.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.35          $34.78          $31.14         $27.90           N/A
    End of period                          $41.70          $36.35          $34.78         $31.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.58          $13.26          $12.76         $11.48           N/A
    End of period                          $15.38          $15.58          $13.26         $12.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(627)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.90          $11.92         $11.26           N/A
    End of period                          $13.62          $12.69          $11.90         $11.92           N/A
  Accumulation units outstanding
  at the end of period                       -             1,286           1,286           1,286           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(627)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(591)

  Accumulation unit value:
    Beginning of period                    $18.10          $15.36          $14.75         $13.62           N/A
    End of period                          $19.40          $18.10          $15.36         $14.75           N/A
  Accumulation units outstanding
  at the end of period                       -             15,389          16,547         14,752           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(591)

  Accumulation unit value:
    Beginning of period                    $17.11          $15.89          $14.76         $14.06           N/A
    End of period                          $19.35          $17.11          $15.89         $14.76           N/A
  Accumulation units outstanding
  at the end of period                       -             6,589           7,519           6,746           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(591)

  Accumulation unit value:
    Beginning of period                    $7.44           $7.26           $6.99           $6.87           N/A
    End of period                          $8.75           $7.44           $7.26           $6.99           N/A
  Accumulation units outstanding
  at the end of period                       -             29,878          33,642         30,453           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(591)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.28          $13.57          $12.53         $11.24           N/A
    End of period                          $17.49          $16.28          $13.57         $12.53           N/A
  Accumulation units outstanding
  at the end of period                     4,218           5,149           5,979           5,221           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.10          $11.46          $10.92         $10.35           N/A
    End of period                          $13.70          $12.10          $11.46         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     3,161           1,291           1,353            947            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(943)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.23          $10.23           N/A            N/A
    End of period                          $12.23          $10.80          $10.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(943)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                    $15.39          $11.53          $10.26           N/A            N/A
    End of period                          $12.80          $15.39          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.36          $11.65         $11.09           N/A
    End of period                          $15.09          $13.85          $12.36         $11.65           N/A
  Accumulation units outstanding
  at the end of period                     2,812           3,977           4,695           4,175           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.37          $17.88          $16.27         $15.56           N/A
    End of period                          $19.91          $18.37          $17.88         $16.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.43           $9.00           N/A
    End of period                           N/A             N/A            $8.55           $9.43           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.60          $9.84           $9.15           N/A
    End of period                          $12.14          $11.49          $10.60          $9.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                    $23.86          $21.51          $21.57         $19.07           N/A
    End of period                          $28.16          $23.86          $21.51         $21.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.45          $24.86          $24.27         $23.27           N/A
    End of period                          $27.33          $25.45          $24.86         $24.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.95          $16.33          $16.14         $15.22           N/A
    End of period                          $17.67          $17.95          $16.33         $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.67          $18.44          $18.38         $16.47           N/A
    End of period                          $23.77          $21.67          $18.44         $18.38           N/A
  Accumulation units outstanding
  at the end of period                      192             192             196             196            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,411            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,115            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.89            N/A             N/A            N/A
    End of period                          $10.79          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,487             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.82            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,597            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.53          $10.87          $10.55           N/A            N/A
    End of period                          $11.50          $12.53          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,679             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.82          $17.39          $17.31         $16.31           N/A
    End of period                          $18.65          $17.82          $17.39         $17.31           N/A
  Accumulation units outstanding
  at the end of period                     8,415           8,019           7,704           6,486           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.72          $11.23          $10.65           N/A            N/A
    End of period                          $12.79          $12.72          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                      740              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1077)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.89          $11.53          $9.94           $8.74           N/A
    End of period                          $16.32          $14.89          $11.53          $9.94           N/A
  Accumulation units outstanding
  at the end of period                      612             367              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.25          $20.29          $19.53         $17.39           N/A
    End of period                          $23.50          $22.25          $20.29         $19.53           N/A
  Accumulation units outstanding
  at the end of period                       12             103             274             200            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.66          $14.51          $14.48         $14.01           N/A
    End of period                          $15.26          $14.66          $14.51         $14.48           N/A
  Accumulation units outstanding
  at the end of period                     9,862           13,691          13,811         11,777           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.13           N/A             N/A            N/A
    End of period                          $13.97          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      475             475             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.55          $17.43          $16.37         $14.22           N/A
    End of period                          $18.63          $19.55          $17.43         $16.37           N/A
  Accumulation units outstanding
  at the end of period                     4,253           8,466           5,873           5,131           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.27          $14.23          $13.89         $12.52           N/A
    End of period                          $14.83          $16.27          $14.23         $13.89           N/A
  Accumulation units outstanding
  at the end of period                     2,646           3,664           4,251           3,787           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.02          $10.94          $11.52         $10.00           N/A
    End of period                          $11.43          $12.02          $10.94         $11.52           N/A
  Accumulation units outstanding
  at the end of period                     14,397          14,813          13,778         10,071           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.83          $10.87         $10.57           N/A
    End of period                          $11.44          $10.99          $10.83         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     3,271           3,272           6,972           5,891           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.76           $4.33           $4.38           $4.00           N/A
    End of period                          $5.88           $5.76           $4.33           $4.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.00          $10.47          $9.69           N/A
    End of period                          $10.01          $11.10          $10.00         $10.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.81          $8.53           $9.24           $8.97           N/A
    End of period                          $10.69          $10.81          $8.53           $9.24           N/A
  Accumulation units outstanding
  at the end of period                     16,606          16,938          16,541         11,867           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.02           N/A             N/A            N/A
    End of period                          $10.34          $11.75           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,116             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.30           $8.14           $7.98           $7.39           N/A
    End of period                          $9.45           $9.30           $8.14           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.07          $12.11          $11.66         $10.48           N/A
    End of period                          $11.37          $14.07          $12.11         $11.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.76          $12.22          $11.33          $9.37           N/A
    End of period                          $18.22          $16.76          $12.22         $11.33           N/A
  Accumulation units outstanding
  at the end of period                     15,025          15,312          14,095         10,450           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.35          $10.92          $10.36         $10.67           N/A
    End of period                          $11.95          $11.35          $10.92         $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.12          $14.75          $13.30         $11.74           N/A
    End of period                          $19.58          $18.12          $14.75         $13.30           N/A
  Accumulation units outstanding
  at the end of period                      379             509            4,275           4,446           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.71          $11.79          $10.89          $9.87           N/A
    End of period                          $13.61          $13.71          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     33,981          22,058          19,675            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.13           N/A             N/A            N/A
    End of period                          $11.87          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,165           1,262            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.48          $10.81          $9.85           N/A
    End of period                          $12.51          $10.74          $10.48         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,412            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.48          $22.40          $16.73         $14.10           N/A
    End of period                          $35.06          $26.48          $22.40         $16.73           N/A
  Accumulation units outstanding
  at the end of period                       13             116             123             130            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.87          $9.58           $8.22           N/A
    End of period                          $13.55          $13.19          $12.87          $9.58           N/A
  Accumulation units outstanding
  at the end of period                     15,856          16,193          15,972         12,047           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.69            N/A             N/A            N/A
    End of period                          $10.69          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1079)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.78          $12.58         $11.36           N/A
    End of period                          $15.56          $14.80          $13.78         $12.58           N/A
  Accumulation units outstanding
  at the end of period                      421             422            4,397           4,494           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.50          $10.28          $9.58           N/A
    End of period                          $12.14          $11.83          $10.50         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     1,758           6,986           6,666           6,515           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                    $10.18           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,514            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1306)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.24          $18.89          $17.72         $15.50           N/A
    End of period                          $17.74          $20.24          $18.89         $17.72           N/A
  Accumulation units outstanding
  at the end of period                     7,942           8,127           7,953           6,110           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.12          $13.15          $12.89         $11.42           N/A
    End of period                          $14.48          $15.12          $13.15         $12.89           N/A
  Accumulation units outstanding
  at the end of period                      906            4,798           4,476           4,394           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.91           $5.52           $5.51           $5.17           N/A
    End of period                          $6.62           $5.91           $5.52           $5.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                    $14.96          $15.50          $11.41          $9.74           N/A
    End of period                          $17.49          $14.96          $15.50         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     1,178             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.88          $11.06         $10.13           N/A
    End of period                          $14.14          $13.04          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.05          $12.27          $11.03          $9.81           N/A
    End of period                          $14.62          $14.05          $12.27         $11.03           N/A
  Accumulation units outstanding
  at the end of period                       -             4,305            291             149            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.52           $7.98           $7.95           N/A
    End of period                          $9.43           $8.75           $8.52           $7.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.45          $13.28          $13.26         $12.85           N/A
    End of period                          $14.24          $13.45          $13.28         $13.26           N/A
  Accumulation units outstanding
  at the end of period                     23,770          34,732          30,120         25,483           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $22.24          $19.97          $18.77         $17.08           N/A
    End of period                          $20.18          $22.24          $19.97         $18.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.50          $15.26          $15.26         $14.44           N/A
    End of period                          $15.97          $16.50          $15.26         $14.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.37          $12.36          $12.42         $12.09           N/A
    End of period                          $12.94          $13.37          $12.36         $12.42           N/A
  Accumulation units outstanding
  at the end of period                     1,408           1,189           1,204            822            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.93          $18.92          $18.43         $17.28           N/A
    End of period                          $19.33          $20.93          $18.92         $18.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                    $8.30           $8.03           $7.31           $6.34           N/A
    End of period                          $8.06           $8.30           $8.03           $7.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.70           N/A             N/A             N/A            N/A
    End of period                          $14.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,195            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.53          $22.06          $21.40         $19.94           N/A
    End of period                          $25.81          $24.53          $22.06         $21.40           N/A
  Accumulation units outstanding
  at the end of period                      857             162             163             162            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.69          $11.43          $11.37         $11.46           N/A
    End of period                          $11.98          $11.69          $11.43         $11.37           N/A
  Accumulation units outstanding
  at the end of period                     23,050            -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.25          $17.11          $16.17         $14.77           N/A
    End of period                          $21.37          $20.25          $17.11         $16.17           N/A
  Accumulation units outstanding
  at the end of period                      320             320             320             299            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.69          $24.88          $23.97         $22.37           N/A
    End of period                          $29.84          $27.69          $24.88         $23.97           N/A
  Accumulation units outstanding
  at the end of period                     2,138           1,258            382             144            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.31          $34.74          $31.11         $27.87           N/A
    End of period                          $41.65          $36.31          $34.74         $31.11           N/A
  Accumulation units outstanding
  at the end of period                      535             297             145             131            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.25          $12.76         $11.48           N/A
    End of period                          $15.36          $15.57          $13.25         $12.76           N/A
  Accumulation units outstanding
  at the end of period                     1,901             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division(1239)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     26,165           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division(1239)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.42           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,300            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                    $13.61           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,138            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(762)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.94          $12.01           N/A            N/A
    End of period                          $13.66          $12.74          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               91              86             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                    $18.07          $15.34          $14.73         $13.19           N/A
    End of period                          $19.35          $18.07          $15.34         $14.73           N/A
  Accumulation units outstanding
  at the end of period                       -             1,080            871             330            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(640)

  Accumulation unit value:
    Beginning of period                    $17.08          $15.87          $14.75         $12.31           N/A
    End of period                          $19.31          $17.08          $15.87         $14.75           N/A
  Accumulation units outstanding
  at the end of period                       -              362             293             124            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(640)

  Accumulation unit value:
    Beginning of period                    $7.42           $7.24           $6.98           $5.97           N/A
    End of period                          $8.72           $7.42           $7.24           $6.98           N/A
  Accumulation units outstanding
  at the end of period                       -             2,272           1,762            705            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(640)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.21          $13.52          $12.48         $11.20           N/A
    End of period                          $17.40          $16.21          $13.52         $12.48           N/A
  Accumulation units outstanding
  at the end of period                      365             416             343             148            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.07          $11.44          $10.90         $10.34           N/A
    End of period                          $13.67          $12.07          $11.44         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      734              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.21          $10.21           N/A            N/A
    End of period                          $12.20          $10.77          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.63           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,760             -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.33          $11.63         $11.08           N/A
    End of period                          $15.05          $13.82          $12.33         $11.63           N/A
  Accumulation units outstanding
  at the end of period                      514             346             282             118            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.29          $17.81          $16.21         $15.51           N/A
    End of period                          $19.82          $18.29          $17.81         $16.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $8.98           N/A
    End of period                           N/A             N/A            $8.53           $9.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.58          $9.82           $9.14           N/A
    End of period                          $12.11          $11.46          $10.58          $9.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                    $23.75          $21.42          $21.49         $21.02           N/A
    End of period                          $28.02          $23.75          $21.42         $21.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.34          $24.76          $24.18         $23.19           N/A
    End of period                          $27.19          $25.34          $24.76         $24.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      160             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.88          $16.27          $16.09         $15.18           N/A
    End of period                          $17.59          $17.88          $16.27         $16.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.58          $18.37          $18.32         $16.41           N/A
    End of period                          $23.66          $21.58          $18.37         $18.32           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,226            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $9.85            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      493             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $10.28           N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.73          $17.31          $17.25         $16.25           N/A
    End of period                          $18.56          $17.73          $17.31         $17.25           N/A
  Accumulation units outstanding
  at the end of period                      457             873             642             246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.23          $10.34           N/A            N/A
    End of period                          $12.78          $12.71          $11.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.84          $11.49          $9.91           $8.72           N/A
    End of period                          $16.25          $14.84          $11.49          $9.91           N/A
  Accumulation units outstanding
  at the end of period                      796              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.14          $20.20          $19.45         $17.33           N/A
    End of period                          $23.38          $22.14          $20.20         $19.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.59          $14.45          $14.43         $13.96           N/A
    End of period                          $15.18          $14.59          $14.45         $14.43           N/A
  Accumulation units outstanding
  at the end of period                     1,428           1,581           1,151            435            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.20            N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      239              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.48          $17.38          $16.33         $14.19           N/A
    End of period                          $18.55          $19.48          $17.38         $16.33           N/A
  Accumulation units outstanding
  at the end of period                      512             333             265             112            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.21          $14.19          $13.86         $12.49           N/A
    End of period                          $14.77          $16.21          $14.19         $13.86           N/A
  Accumulation units outstanding
  at the end of period                      263             299             241             99             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.92          $11.49          $9.98           N/A
    End of period                          $11.39          $11.98          $10.92         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     5,347           5,518             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.81          $10.85         $10.56           N/A
    End of period                          $11.41          $10.97          $10.81         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $4.26           N/A
    End of period                          $5.85           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                     2,034             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(707)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                    $11.07          $9.97           $10.01           N/A            N/A
    End of period                          $9.97           $11.07          $9.97            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(791)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.78          $8.51           $9.22           $8.95           N/A
    End of period                          $10.65          $10.78          $8.51           $9.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.28           $8.12           $7.96           $7.37           N/A
    End of period                          $9.41           $9.28           $8.12           $7.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.08          $11.64         $10.46           N/A
    End of period                          $11.34          $14.02          $12.08         $11.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.71          $12.19          $11.31          $9.35           N/A
    End of period                          $18.16          $16.71          $12.19         $11.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.32          $10.89          $10.34         $10.65           N/A
    End of period                          $11.91          $11.32          $10.89         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.09          $14.72          $13.28         $11.73           N/A
    End of period                          $19.53          $18.09          $14.72         $13.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.70           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     12,998          19,534          14,469            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      449              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.40           N/A
    End of period                          $12.50          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.40          $22.34          $16.70         $14.07           N/A
    End of period                          $34.94          $26.40          $22.34         $16.70           N/A
  Accumulation units outstanding
  at the end of period                      875              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.84          $9.56           $8.20           N/A
    End of period                          $13.51          $13.15          $12.84          $9.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.66            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1075)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.77          $13.76          $12.56         $11.35           N/A
    End of period                          $15.52          $14.77          $13.76         $12.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.27          $9.57           N/A
    End of period                          $12.11          $11.80          $10.48         $10.27           N/A
  Accumulation units outstanding
  at the end of period                      400              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.18          $18.84          $17.68         $15.46           N/A
    End of period                          $17.67          $20.18          $18.84         $17.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.13          $12.87         $11.41           N/A
    End of period                          $14.45          $15.09          $13.13         $12.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.51           $5.49           $5.16           N/A
    End of period                          $6.60           $5.89           $5.51           $5.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.95          $15.49          $11.41          $9.51           N/A
    End of period                          $17.47          $14.95          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.88          $11.06         $10.76           N/A
    End of period                          $14.12          $13.03          $11.88         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      325             418             450              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.02          $12.25          $11.01          $9.80           N/A
    End of period                          $14.58          $14.02          $12.25         $11.01           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.94           N/A
    End of period                          $9.41           $8.73           $8.51           $7.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.40          $13.24          $13.22         $12.82           N/A
    End of period                          $14.19          $13.40          $13.24         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     3,629           4,011           2,925           1,106           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                    $22.13          $19.89          $18.56           N/A            N/A
    End of period                          $20.08          $22.13          $19.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(927)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.43          $15.19          $15.19         $14.39           N/A
    End of period                          $15.89          $16.43          $15.19         $14.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.32          $12.39         $12.06           N/A
    End of period                          $12.89          $13.32          $12.32         $12.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.83          $18.84          $18.36         $17.22           N/A
    End of period                          $19.23          $20.83          $18.84         $18.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.01           $7.30           $6.52           N/A
    End of period                          $8.04           $8.28           $8.01           $7.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.42          $21.96          $21.32         $19.87           N/A
    End of period                          $25.67          $24.42          $21.96         $21.32           N/A
  Accumulation units outstanding
  at the end of period                       47              48              48              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.38          $11.33         $11.42           N/A
    End of period                          $11.92          $11.64          $11.38         $11.33           N/A
  Accumulation units outstanding
  at the end of period                      603              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.22          $17.09          $16.15         $14.76           N/A
    End of period                          $21.33          $20.22          $17.09         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       57              59              62              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.56          $24.78          $23.87         $22.29           N/A
    End of period                          $29.69          $27.56          $24.78         $23.87           N/A
  Accumulation units outstanding
  at the end of period                       36              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.14          $34.59          $30.99         $27.77           N/A
    End of period                          $41.44          $36.14          $34.59         $30.99           N/A
  Accumulation units outstanding
  at the end of period                      192             247              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.53          $13.22          $12.73         $11.46           N/A
    End of period                          $15.32          $15.53          $13.22         $12.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(770)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.94          $11.96           N/A            N/A
    End of period                          $13.65          $12.73          $11.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,240            770             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(770)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $18.06          $15.33          $14.73         $13.52           N/A
    End of period                          $19.34          $18.06          $15.33         $14.73           N/A
  Accumulation units outstanding
  at the end of period                       -             18,877          14,397          7,469           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $17.07          $15.86          $14.74         $13.11           N/A
    End of period                          $19.30          $17.07          $15.86         $14.74           N/A
  Accumulation units outstanding
  at the end of period                       -             7,034           5,294           2,667           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $7.42           $7.24           $6.98           $6.31           N/A
    End of period                          $8.72           $7.42           $7.24           $6.98           N/A
  Accumulation units outstanding
  at the end of period                       -             36,773          24,727         14,734           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.19          $13.50          $12.47         $11.19           N/A
    End of period                          $17.38          $16.19          $13.50         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     9,578           11,708          6,407           2,948           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.06          $11.43          $10.90         $10.34           N/A
    End of period                          $13.66          $12.06          $11.43         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      232             246              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.24          $10.24           N/A            N/A
    End of period                          $12.23          $10.80          $10.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                    $15.38          $11.53          $10.22           N/A            N/A
    End of period                          $12.79          $15.38          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              784              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.33          $11.63         $11.08           N/A
    End of period                          $15.05          $13.81          $12.33         $11.63           N/A
  Accumulation units outstanding
  at the end of period                     5,599           5,844           4,490           2,341           N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.27          $17.79          $16.20         $15.50           N/A
    End of period                          $19.80          $18.27          $17.79         $16.20           N/A
  Accumulation units outstanding
  at the end of period                       -              696             900              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.40           $8.98           N/A
    End of period                           N/A             N/A            $8.52           $9.40           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.57          $9.82           $9.13           N/A
    End of period                          $12.10          $11.46          $10.57          $9.82           N/A
  Accumulation units outstanding
  at the end of period                      529             555             360              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                    $23.70          $21.39          $21.45         $17.64           N/A
    End of period                          $27.97          $23.70          $21.39         $21.45           N/A
  Accumulation units outstanding
  at the end of period                     1,131           1,184           1,242             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(636)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.31          $24.73          $24.15         $23.16           N/A
    End of period                          $27.16          $25.31          $24.73         $24.15           N/A
  Accumulation units outstanding
  at the end of period                      233             235              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.61           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,762            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.86          $16.25          $16.07         $15.16           N/A
    End of period                          $17.57          $17.86          $16.25         $16.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.56          $18.35          $18.30         $16.40           N/A
    End of period                          $23.64          $21.56          $18.35         $18.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,524           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.84            N/A             N/A            N/A
    End of period                          $10.78          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,778             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,429            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                    $12.52          $10.87          $9.83            N/A            N/A
    End of period                          $11.49          $12.52          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,439           1,508           1,585            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.71          $17.30          $17.23         $16.24           N/A
    End of period                          $18.54          $17.71          $17.30         $17.23           N/A
  Accumulation units outstanding
  at the end of period                     15,234          16,577          16,373          4,093           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                    $12.71          $11.22          $10.15           N/A            N/A
    End of period                          $12.77          $12.71          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,564           8,627           6,598            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(827)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.42          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,112            573             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $11.48          $9.90           $8.71           N/A
    End of period                          $16.24          $14.83          $11.48          $9.90           N/A
  Accumulation units outstanding
  at the end of period                     9,333           13,553          9,079             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $22.12          $20.18          $19.43         $17.31           N/A
    End of period                          $23.36          $22.12          $20.18         $19.43           N/A
  Accumulation units outstanding
  at the end of period                       91              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.58          $14.43          $14.41         $13.95           N/A
    End of period                          $15.17          $14.58          $14.43         $14.41           N/A
  Accumulation units outstanding
  at the end of period                     27,059          30,174          29,594          7,281           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.13           N/A             N/A            N/A
    End of period                          $13.96          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,629            261             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.46          $17.36          $16.31         $14.18           N/A
    End of period                          $18.53          $19.46          $17.36         $16.31           N/A
  Accumulation units outstanding
  at the end of period                     4,968           6,733           5,053           2,580           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.19          $14.17          $13.85         $12.48           N/A
    End of period                          $14.76          $16.19          $14.17         $13.85           N/A
  Accumulation units outstanding
  at the end of period                     3,413           4,762           3,593           2,079           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.98          $10.91          $11.49          $9.98           N/A
    End of period                          $11.38          $11.98          $10.91         $11.49           N/A
  Accumulation units outstanding
  at the end of period                     11,627          12,173          11,906           459            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.81          $10.85         $10.56           N/A
    End of period                          $11.41          $10.96          $10.81         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     3,146           3,581           3,526            919            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.74           $4.31           $4.37           $3.99           N/A
    End of period                          $5.86           $5.74           $4.31           $4.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                    $11.06          $9.97           $10.44         $10.13           N/A
    End of period                          $9.97           $11.06          $9.97          $10.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.77          $8.50           $9.21           $8.95           N/A
    End of period                          $10.64          $10.77          $8.50           $9.21           N/A
  Accumulation units outstanding
  at the end of period                     15,582          17,033          18,136           671            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.02           N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,097           8,826            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.27           $8.11           $7.95           $7.37           N/A
    End of period                          $9.41           $9.27           $8.11           $7.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.07          $11.63         $10.45           N/A
    End of period                          $11.33          $14.01          $12.07         $11.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.70          $12.18          $11.30          $9.35           N/A
    End of period                          $18.14          $16.70          $12.18         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     11,880          13,353          13,047           465            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.88          $10.34         $10.64           N/A
    End of period                          $11.90          $11.31          $10.88         $10.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.08          $14.72          $13.28         $11.73           N/A
    End of period                          $19.52          $18.08          $14.72         $13.28           N/A
  Accumulation units outstanding
  at the end of period                     2,243           1,961           1,765            194            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.70          $11.79          $10.89          $9.62           N/A
    End of period                          $13.59          $13.70          $11.79         $10.89           N/A
  Accumulation units outstanding
  at the end of period                    158,575         185,474         129,649            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.13           N/A             N/A            N/A
    End of period                          $11.86          $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,620            -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                    $10.73          $10.47          $10.81         $10.12           N/A
    End of period                          $12.49          $10.73          $10.47         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      848             892             870              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $11.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,171            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.38          $22.33          $16.69         $14.06           N/A
    End of period                          $34.91          $26.38          $22.33         $16.69           N/A
  Accumulation units outstanding
  at the end of period                     4,372           4,160           2,699             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.83          $9.56           $8.20           N/A
    End of period                          $13.49          $13.14          $12.83          $9.56           N/A
  Accumulation units outstanding
  at the end of period                     17,082          19,303          18,406           554            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.28            N/A             N/A            N/A
    End of period                          $10.68          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1111)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $13.76          $12.56         $11.35           N/A
    End of period                          $15.51          $14.76          $13.76         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     1,692           1,865           1,906            205            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.48          $10.26          $9.57           N/A
    End of period                          $12.10          $11.80          $10.48         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     2,265           2,232           1,741            747            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                    $10.29           N/A             N/A             N/A            N/A
    End of period                          $8.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,402            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1311)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.16          $18.83          $17.67         $15.46           N/A
    End of period                          $17.66          $20.16          $18.83         $17.67           N/A
  Accumulation units outstanding
  at the end of period                     8,091           8,229           7,818            298            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.08          $13.12          $12.87         $11.40           N/A
    End of period                          $14.44          $15.08          $13.12         $12.87           N/A
  Accumulation units outstanding
  at the end of period                      174             212             217             119            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.89           $5.50           $5.49           $5.16           N/A
    End of period                          $6.59           $5.89           $5.50           $5.49           N/A
  Accumulation units outstanding
  at the end of period                     1,138             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                    $14.94          $15.49          $11.41          $9.47           N/A
    End of period                          $17.46          $14.94          $15.49         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     12,627          8,875           13,447            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $13.03          $11.87          $11.06          $9.76           N/A
    End of period                          $14.11          $13.03          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     50,845          49,463          14,390            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $14.01          $12.24          $11.01          $9.80           N/A
    End of period                          $14.57          $14.01          $12.24         $11.01           N/A
  Accumulation units outstanding
  at the end of period                     3,435           3,880           2,867             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.51           $7.97           $7.95           N/A
    End of period                          $9.41           $8.73           $8.51           $7.97           N/A
  Accumulation units outstanding
  at the end of period                       -              834             835              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.26           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,495            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.39          $13.23          $13.22         $12.82           N/A
    End of period                          $14.17          $13.39          $13.23         $13.22           N/A
  Accumulation units outstanding
  at the end of period                     58,974          69,231          65,692         19,306           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                    $22.11          $19.87          $18.68         $16.58           N/A
    End of period                          $20.05          $22.11          $19.87         $18.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.41          $15.18          $15.18         $14.38           N/A
    End of period                          $15.87          $16.41          $15.18         $14.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.31          $12.38         $12.05           N/A
    End of period                          $12.87          $13.31          $12.31         $12.38           N/A
  Accumulation units outstanding
  at the end of period                     4,590           3,818           3,862            605            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.81          $18.82          $18.34         $17.20           N/A
    End of period                          $19.20          $20.81          $18.82         $18.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.28           $8.00           $7.30           $6.52           N/A
    End of period                          $8.03           $8.28           $8.00           $7.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.64           N/A             N/A             N/A            N/A
    End of period                          $14.49           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,599            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.39          $21.94          $21.30         $19.85           N/A
    End of period                          $25.64          $24.39          $21.94         $21.30           N/A
  Accumulation units outstanding
  at the end of period                       -              582             588             170            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.62          $11.37          $11.32         $11.41           N/A
    End of period                          $11.91          $11.62          $11.37         $11.32           N/A
  Accumulation units outstanding
  at the end of period                     38,307           245             235              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.21          $17.08          $16.15         $14.76           N/A
    End of period                          $21.31          $20.21          $17.08         $16.15           N/A
  Accumulation units outstanding
  at the end of period                     6,631           2,079           1,569             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.53          $24.75          $23.85         $22.27           N/A
    End of period                          $29.65          $27.53          $24.75         $23.85           N/A
  Accumulation units outstanding
  at the end of period                     5,185           1,178            900              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $36.10          $34.56          $30.96         $27.75           N/A
    End of period                          $41.39          $36.10          $34.56         $30.96           N/A
  Accumulation units outstanding
  at the end of period                     3,039           2,060           2,653             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.52          $13.22          $12.73         $11.45           N/A
    End of period                          $15.30          $15.52          $13.22         $12.73           N/A
  Accumulation units outstanding
  at the end of period                      456              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                    $16.12          $14.12           N/A             N/A            N/A
    End of period                          $17.30          $16.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(989)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.04          $11.42          $10.89         $10.33           N/A
    End of period                          $13.63          $12.04          $11.42         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.19          $10.19           N/A            N/A
    End of period                          $12.16          $10.75          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.78          $12.31          $11.61         $11.07           N/A
    End of period                          $15.01          $13.78          $12.31         $11.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                    $18.28          $17.76          $16.55           N/A            N/A
    End of period                          $19.81          $18.28          $17.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.37           $8.96           N/A
    End of period                           N/A             N/A            $8.50           $9.37           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                    $11.43          $10.55          $9.80           $9.08           N/A
    End of period                          $12.06          $11.43          $10.55          $9.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                    $23.62          $21.32          $21.39         $19.44           N/A
    End of period                          $27.86          $23.62          $21.32         $21.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                    $25.20          $24.64          $23.35           N/A            N/A
    End of period                          $27.04          $25.20          $24.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                    $17.80          $16.20          $16.02         $14.79           N/A
    End of period                          $17.50          $17.80          $16.20         $16.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(675)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                    $21.48          $20.64           N/A             N/A            N/A
    End of period                          $23.54          $21.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(1037)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.14           N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.94           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.64          $17.23          $17.17         $16.19           N/A
    End of period                          $18.45          $17.64          $17.23         $17.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               6              38             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $10.70           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(939)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.11           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.78          $11.45          $9.88           $8.69           N/A
    End of period                          $16.18          $14.78          $11.45          $9.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                    $22.03          $19.51           N/A             N/A            N/A
    End of period                          $23.25          $22.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1122)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                    $14.51          $14.38          $14.36         $14.07           N/A
    End of period                          $15.10          $14.51          $14.38         $14.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               15             89             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.23           N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1197)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.40          $17.32          $16.28         $14.15           N/A
    End of period                          $18.47          $19.40          $17.32         $16.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.14          $14.14          $13.81         $12.46           N/A
    End of period                          $14.71          $16.14          $14.14         $13.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.94          $10.88          $11.47          $9.96           N/A
    End of period                          $11.35          $11.94          $10.88         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.80          $10.84         $10.50           N/A
    End of period                          $11.38          $10.94          $10.80         $10.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                    $5.73           $4.92            N/A             N/A            N/A
    End of period                          $5.84           $5.73            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1048)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.95           $9.54            N/A            N/A
    End of period                          $9.94           $11.03          $9.95            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.74          $8.48           $9.19           $8.94           N/A
    End of period                          $10.61          $10.74          $8.48           $9.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.10           N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1015)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.24           $8.09           $7.94           $7.36           N/A
    End of period                          $9.38           $9.24           $8.09           $7.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $11.06           N/A            N/A
    End of period                          $11.29          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.65          $12.15          $11.28          $9.33           N/A
    End of period                          $18.09          $16.65          $12.15         $11.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.85          $10.53           N/A            N/A
    End of period                          $11.86          $11.28          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(933)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.05          $14.70          $13.26         $11.72           N/A
    End of period                          $19.48          $18.05          $14.70         $13.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               9              55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.24           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.03            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.46          $9.70            N/A            N/A
    End of period                          $12.48          $10.72          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(857)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                    $26.31          $22.28          $16.65         $14.47           N/A
    End of period                          $34.80          $26.31          $22.28         $16.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(634)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.10          $12.80          $9.54           $8.18           N/A
    End of period                          $13.45          $13.10          $12.80          $9.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.44            N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1132)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                    $14.73          $13.74          $12.55         $11.36           N/A
    End of period                          $15.48          $14.73          $13.74         $12.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               38             227            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(602)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.78          $10.46          $10.25          $9.56           N/A
    End of period                          $12.08          $11.78          $10.46         $10.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               89             534            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.11          $18.78          $17.64         $15.43           N/A
    End of period                          $17.61          $20.11          $18.78         $17.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.05          $13.10          $12.86         $11.39           N/A
    End of period                          $14.41          $15.05          $13.10         $12.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               10             57             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $5.48           $4.98           N/A
    End of period                          $6.58           $5.87           $5.49           $5.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $12.63           N/A            N/A
    End of period                          $17.44          $14.93          $15.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $13.02          $11.87          $10.87           N/A            N/A
    End of period                          $14.10          $13.02          $11.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.98          $12.22          $10.99          $9.79           N/A
    End of period                          $14.53          $13.98          $12.22         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(1213)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.77            N/A             N/A            N/A
    End of period                          $9.38           $8.71            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(1213)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.35          $13.19          $13.18         $12.79           N/A
    End of period                          $14.12          $13.35          $13.19         $13.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               24             146            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.34          $15.12          $15.12         $14.33           N/A
    End of period                          $15.80          $16.34          $15.12         $14.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.27          $12.28          $12.35         $12.03           N/A
    End of period                          $12.83          $13.27          $12.28         $12.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                    $20.72          $18.75          $18.28           N/A            N/A
    End of period                          $19.12          $20.72          $18.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(950)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                    $11.01          $10.44          $10.36           N/A            N/A
    End of period                          $11.44          $11.01          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(897)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.76          $10.19           N/A            N/A
    End of period                          $12.24          $11.62          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.29          $21.86          $21.23         $19.79           N/A
    End of period                          $25.53          $24.29          $21.86         $21.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.33          $11.28         $11.29           N/A
    End of period                          $11.86          $11.58          $11.33         $11.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.18          $17.06          $16.14         $14.75           N/A
    End of period                          $21.28          $20.18          $17.06         $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.42          $24.66          $23.77         $22.20           N/A
    End of period                          $29.52          $27.42          $24.66         $23.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.95          $34.43          $30.86         $27.66           N/A
    End of period                          $41.20          $35.95          $34.43         $30.86           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.19          $12.71         $11.44           N/A
    End of period                          $15.26          $15.48          $13.19         $12.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(1069)

  Accumulation unit value:
    Beginning of period                    $18.06          $16.44           N/A             N/A            N/A
    End of period                          $19.34          $18.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              304             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(1069)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.74           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             109              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                    $23.61          $21.31          $20.91           N/A            N/A
    End of period                          $27.85          $23.61          $21.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(963)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                    $25.19          $24.63          $23.11           N/A            N/A
    End of period                          $27.02          $25.19          $24.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                      180             177              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                    $17.79          $16.19          $16.02         $15.41          $11.88
    End of period                          $17.49          $17.79          $16.19         $16.02          $15.41
  Accumulation units outstanding
  at the end of period                      127             129              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                    $21.46          $18.27          $18.23         $15.69          $10.13
    End of period                          $23.51          $21.46          $18.27         $18.23          $15.69
  Accumulation units outstanding
  at the end of period                       84              88              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.99            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.94            N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      535             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.80           N/A            N/A
    End of period                          $11.48          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $11.12           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(913)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.83          $9.18            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.06            N/A            N/A
    End of period                          $5.84           $5.72           $4.30            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                    $11.03          $9.94           $10.00           N/A            N/A
    End of period                          $9.94           $11.03          $9.94            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(801)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.74          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.04          $10.92           N/A            N/A
    End of period                          $11.28          $13.97          $12.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                    $13.69          $11.78          $10.89         $10.22           N/A
    End of period                          $13.57          $13.69          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     3,481           3,503           2,797             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.63            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1141)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.20           N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1216)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                    $5.87           $5.49           $4.71            N/A            N/A
    End of period                          $6.57           $5.87           $5.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(810)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                    $8.71           $8.49           $8.18            N/A            N/A
    End of period                          $9.38           $8.71           $8.49            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                    $13.38          $13.22          $13.22         $12.94          $12.83
    End of period                          $14.16          $13.38          $13.22         $13.22          $12.94
  Accumulation units outstanding
  at the end of period                      765             711              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $22.00          $19.78          $18.39           N/A            N/A
    End of period                          $19.95          $22.00          $19.78           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1126)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                    $11.57          $11.32          $11.26           N/A            N/A
    End of period                          $11.85          $11.57          $11.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(781)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                    $35.96          $34.43          $30.87         $26.74          $18.45
    End of period                          $41.21          $35.96          $34.43         $30.87          $26.74
  Accumulation units outstanding
  at the end of period                       80              82              -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(282)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(630)

  Accumulation unit value:
    Beginning of period                    $18.02          $15.31          $14.71         $13.62           N/A
    End of period                          $19.29          $18.02          $15.31         $14.71           N/A
  Accumulation units outstanding
  at the end of period                       -             7,062           7,534            400            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(630)

  Accumulation unit value:
    Beginning of period                    $17.04          $15.83          $14.72         $13.08           N/A
    End of period                          $19.25          $17.04          $15.83         $14.72           N/A
  Accumulation units outstanding
  at the end of period                       -             2,955           3,324            354            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(630)

  Accumulation unit value:
    Beginning of period                    $7.40           $7.22           $6.96           $6.41           N/A
    End of period                          $8.69           $7.40           $7.22           $6.96           N/A
  Accumulation units outstanding
  at the end of period                       -             15,529          15,710           483            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(630)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.10          $13.43          $12.41         $11.14           N/A
    End of period                          $17.27          $16.10          $13.43         $12.41           N/A
  Accumulation units outstanding
  at the end of period                     2,322           2,415           2,663            161            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.03          $11.41          $10.88         $10.33           N/A
    End of period                          $13.62          $12.03          $11.41         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      695              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(949)

  Accumulation unit value:
    Beginning of period                    $10.74          $10.19          $10.19           N/A            N/A
    End of period                          $12.15          $10.74          $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(949)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.37          $11.53          $10.51           N/A            N/A
    End of period                          $12.77          $15.37          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                      163              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.77          $12.31          $11.61         $11.06           N/A
    End of period                          $15.00          $13.77          $12.31         $11.61           N/A
  Accumulation units outstanding
  at the end of period                     1,816           2,092           2,252            133            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.17          $17.70          $16.12         $15.43           N/A
    End of period                          $19.68          $18.17          $17.70         $16.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.36           $8.95           N/A
    End of period                           N/A             N/A            $8.49           $9.36           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.54          $9.79           $9.11           N/A
    End of period                          $12.05          $11.42          $10.54          $9.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $23.58          $21.29          $21.36         $18.88           N/A
    End of period                          $27.81          $23.58          $21.29         $21.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.16          $24.60          $24.04         $23.06           N/A
    End of period                          $26.99          $25.16          $24.60         $24.04           N/A
  Accumulation units outstanding
  at the end of period                      509             510             390              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      355             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.77          $16.18          $16.01         $15.11           N/A
    End of period                          $17.47          $17.77          $16.18         $16.01           N/A
  Accumulation units outstanding
  at the end of period                      500              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.45          $18.27          $18.23         $16.34           N/A
    End of period                          $23.50          $21.45          $18.27         $18.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,341            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.82          $9.93            N/A             N/A            N/A
    End of period                          $10.77          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      529              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.17           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      926             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.51          $10.87          $10.47           N/A            N/A
    End of period                          $11.47          $12.51          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,372           1,301            918             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.61          $17.20          $17.15         $16.16           N/A
    End of period                          $18.42          $17.61          $17.20         $17.15           N/A
  Accumulation units outstanding
  at the end of period                     3,100           3,245           3,228            98             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                    $12.70          $11.22          $10.68           N/A            N/A
    End of period                          $12.76          $12.70          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      711              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(856)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                    $10.16          $10.00           N/A             N/A            N/A
    End of period                          $10.41          $10.16           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,006             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1064)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.76          $11.44          $9.87           $8.69           N/A
    End of period                          $16.16          $14.76          $11.44          $9.87           N/A
  Accumulation units outstanding
  at the end of period                     1,111            596             441              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.99          $20.07          $19.34         $17.23           N/A
    End of period                          $23.21          $21.99          $20.07         $19.34           N/A
  Accumulation units outstanding
  at the end of period                      379              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.49          $14.35          $14.34         $13.88           N/A
    End of period                          $15.07          $14.49          $14.35         $14.34           N/A
  Accumulation units outstanding
  at the end of period                     7,118           7,397           6,882            190            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                    $10.83          $7.94            N/A             N/A            N/A
    End of period                          $13.95          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      289              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1090)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.37          $17.30          $16.26         $14.14           N/A
    End of period                          $18.44          $19.37          $17.30         $16.26           N/A
  Accumulation units outstanding
  at the end of period                     2,572           2,818           2,936            92             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.12          $14.12          $13.80         $12.44           N/A
    End of period                          $14.69          $16.12          $14.12         $13.80           N/A
  Accumulation units outstanding
  at the end of period                     1,775           1,940           2,127            193            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.93          $10.87          $11.46          $9.95           N/A
    End of period                          $11.33          $11.93          $10.87         $11.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.79          $10.83         $10.55           N/A
    End of period                          $11.37          $10.93          $10.79         $10.83           N/A
  Accumulation units outstanding
  at the end of period                      859              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.72           $4.30           $4.35           $3.98           N/A
    End of period                          $5.83           $5.72           $4.30           $4.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $11.02          $9.94           $10.41          $9.65           N/A
    End of period                          $9.93           $11.02          $9.94          $10.41           N/A
  Accumulation units outstanding
  at the end of period                       38              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.73          $8.47           $9.19           $8.93           N/A
    End of period                          $10.60          $10.73          $8.47           $9.19           N/A
  Accumulation units outstanding
  at the end of period                      549              76              76              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.02           N/A             N/A            N/A
    End of period                          $10.32          $11.74           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      821              89             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.23           $8.08           $7.93           $7.35           N/A
    End of period                          $9.37           $9.23           $8.08           $7.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.96          $12.03          $11.60         $10.43           N/A
    End of period                          $11.28          $13.96          $12.03         $11.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.63          $12.14          $11.27          $9.32           N/A
    End of period                          $18.07          $16.63          $12.14         $11.27           N/A
  Accumulation units outstanding
  at the end of period                      824             769              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.85          $10.31         $10.61           N/A
    End of period                          $11.85          $11.27          $10.85         $10.31           N/A
  Accumulation units outstanding
  at the end of period                       70              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.03          $14.69          $13.26         $11.71           N/A
    End of period                          $19.46          $18.03          $14.69         $13.26           N/A
  Accumulation units outstanding
  at the end of period                      495             487             344              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.68          $11.78          $10.89          $9.68           N/A
    End of period                          $13.57          $13.68          $11.78         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     6,653           5,762            217              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.41            N/A             N/A            N/A
    End of period                          $11.85          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             102             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.81         $10.77           N/A
    End of period                          $12.47          $10.71          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(717)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                    $9.62            N/A             N/A             N/A            N/A
    End of period                          $11.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,859            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division(1380)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.28          $22.26          $16.64         $14.03           N/A
    End of period                          $34.76          $26.28          $22.26         $16.64           N/A
  Accumulation units outstanding
  at the end of period                     2,457           2,390            904              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.79          $9.53           $8.18           N/A
    End of period                          $13.44          $13.09          $12.79          $9.53           N/A
  Accumulation units outstanding
  at the end of period                     2,485           2,473           1,372             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.61            N/A             N/A            N/A
    End of period                          $10.67          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1105)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.72          $13.73          $12.54         $11.34           N/A
    End of period                          $15.47          $14.72          $13.73         $12.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.46          $10.25          $9.56           N/A
    End of period                          $12.07          $11.77          $10.46         $10.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                    $9.24            N/A             N/A             N/A            N/A
    End of period                          $8.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      579             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division(1407)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.09          $18.77          $17.62         $15.42           N/A
    End of period                          $17.58          $20.09          $18.77         $17.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.04          $13.10          $12.85         $11.39           N/A
    End of period                          $14.40          $15.04          $13.10         $12.85           N/A
  Accumulation units outstanding
  at the end of period                      300              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.48           $5.48           $5.15           N/A
    End of period                          $6.57           $5.86           $5.48           $5.48           N/A
  Accumulation units outstanding
  at the end of period                      719              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                    $14.93          $15.48          $11.41          $9.57           N/A
    End of period                          $17.43          $14.93          $15.48         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     3,841           3,766            206              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.87          $11.06         $10.41           N/A
    End of period                          $14.09          $13.01          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     4,320           4,383             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.97          $12.22          $10.99          $9.78           N/A
    End of period                          $14.52          $13.97          $12.22         $10.99           N/A
  Accumulation units outstanding
  at the end of period                      429             116             116              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.70           $8.49           $7.95           $7.93           N/A
    End of period                          $9.38           $8.70           $8.49           $7.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.33          $13.17          $13.17         $12.78           N/A
    End of period                          $14.10          $13.33          $13.17         $13.17           N/A
  Accumulation units outstanding
  at the end of period                     11,014          11,562          11,098           367            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.98          $19.76          $18.59         $16.93           N/A
    End of period                          $19.93          $21.98          $19.76         $18.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.31          $15.10          $15.10         $14.31           N/A
    End of period                          $15.77          $16.31          $15.10         $14.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.25          $12.26          $12.34         $12.01           N/A
    End of period                          $12.81          $13.25          $12.26         $12.34           N/A
  Accumulation units outstanding
  at the end of period                      282             104             105              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.69          $18.72          $18.25         $17.13           N/A
    End of period                          $19.08          $20.69          $18.72         $18.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.25           $7.98           $7.28           $6.50           N/A
    End of period                          $8.00           $8.25           $7.98           $7.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.25          $21.82          $21.20         $19.76           N/A
    End of period                          $25.48          $24.25          $21.82         $21.20           N/A
  Accumulation units outstanding
  at the end of period                       32              51              39             27             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.31          $11.26         $11.36           N/A
    End of period                          $11.83          $11.56          $11.31         $11.26           N/A
  Accumulation units outstanding
  at the end of period                     11,217          7,177             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.19          $17.07          $16.15         $14.76           N/A
    End of period                          $21.28          $20.19          $17.07         $16.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.37          $24.62          $23.74         $22.17           N/A
    End of period                          $29.46          $27.37          $24.62         $23.74           N/A
  Accumulation units outstanding
  at the end of period                      157             144             144              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.89          $34.37          $30.81         $27.62           N/A
    End of period                          $41.13          $35.89          $34.37         $30.81           N/A
  Accumulation units outstanding
  at the end of period                      501             510             328              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.47          $13.18          $12.70         $11.43           N/A
    End of period                          $15.25          $15.47          $13.18         $12.70           N/A
  Accumulation units outstanding
  at the end of period                       51              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(619)

  Accumulation unit value:
    Beginning of period                    $17.99          $15.29          $14.70         $13.53           N/A
    End of period                          $19.26          $17.99          $15.29         $14.70           N/A
  Accumulation units outstanding
  at the end of period                       -              394             424             442            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(619)

  Accumulation unit value:
    Beginning of period                    $17.01          $15.81          $14.71         $13.44           N/A
    End of period                          $19.21          $17.01          $15.81         $14.71           N/A
  Accumulation units outstanding
  at the end of period                       -              172             184             199            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(619)

  Accumulation unit value:
    Beginning of period                    $7.38           $7.21           $6.95           $6.51           N/A
    End of period                          $8.67           $7.38           $7.21           $6.95           N/A
  Accumulation units outstanding
  at the end of period                       -              933             939             958            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $11.10           N/A
    End of period                          $17.19          $16.02          $13.37         $12.36           N/A
  Accumulation units outstanding
  at the end of period                      131             128             143             158            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.32           N/A
    End of period                          $13.59          $12.01          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.21           N/A            N/A
    End of period                          $12.76          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.27          $11.58         $11.04           N/A
    End of period                          $14.95          $13.73          $12.27         $11.58           N/A
  Accumulation units outstanding
  at the end of period                       89             109             118             126            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.64          $15.58           N/A            N/A
    End of period                          $19.60          $18.09          $17.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(773)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.93           N/A
    End of period                           N/A             N/A            $8.47           $9.34           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.78           $9.10           N/A
    End of period                          $12.02          $11.39          $10.52          $9.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                    $23.49          $21.21          $19.14           N/A            N/A
    End of period                          $27.69          $23.49          $21.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.05          $24.51          $23.95         $22.99           N/A
    End of period                          $26.86          $25.05          $24.51         $23.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.71          $16.12          $15.96         $15.07           N/A
    End of period                          $17.40          $17.71          $16.12         $15.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.37          $18.21          $18.17         $16.30           N/A
    End of period                          $23.41          $21.37          $18.21         $18.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $9.87            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      765             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.78           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.54          $17.14          $17.09         $16.11           N/A
    End of period                          $18.34          $17.54          $17.14         $17.09           N/A
  Accumulation units outstanding
  at the end of period                      245             280             266             256            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.13           N/A            N/A
    End of period                          $12.75          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(915)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.72          $11.41          $9.84           $8.67           N/A
    End of period                          $16.10          $14.72          $11.41          $9.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                    $21.90          $19.63           N/A             N/A            N/A
    End of period                          $23.10          $21.90           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(1146)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.43          $14.30          $14.30         $13.84           N/A
    End of period                          $15.00          $14.43          $14.30         $14.30           N/A
  Accumulation units outstanding
  at the end of period                      445             509             477             450            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.60           N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       63              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1211)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.25          $16.22         $14.11           N/A
    End of period                          $18.38          $19.31          $17.25         $16.22           N/A
  Accumulation units outstanding
  at the end of period                      118             155             166             180            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.08          $13.77         $12.42           N/A
    End of period                          $14.64          $16.07          $14.08         $13.77           N/A
  Accumulation units outstanding
  at the end of period                       89              94             101             107            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.87          $11.46          $9.95           N/A
    End of period                          $11.32          $11.92          $10.87         $11.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.54           N/A
    End of period                          $11.35          $10.91          $10.77         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $4.33           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(718)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                    $10.99          $9.91           $10.11           N/A            N/A
    End of period                          $9.89           $10.99          $9.91            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(766)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $8.91           N/A
    End of period                          $10.57          $10.70          $8.45           $9.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                    $11.73          $10.00           N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      207              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(992)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.24           N/A
    End of period                          $9.34           $9.21           $8.06           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(619)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.62           N/A             N/A            N/A
    End of period                          $11.24          $13.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.62          $12.14          $11.27          $9.32           N/A
    End of period                          $18.05          $16.62          $12.14         $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.24          $10.82          $10.29         $10.60           N/A
    End of period                          $11.81          $11.24          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.67          $13.24         $11.70           N/A
    End of period                          $19.42          $18.00          $14.67         $13.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89         $10.65           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                      160              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.57            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1125)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.81         $10.44           N/A
    End of period                          $12.46          $10.71          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $13.99           N/A
    End of period                          $34.65          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(642)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.79          $9.54           $8.18           N/A
    End of period                          $13.43          $13.09          $12.79          $9.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.67            N/A             N/A            N/A
    End of period                          $10.66          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.33           N/A
    End of period                          $15.43          $14.70          $13.71         $12.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.44          $10.24          $9.55           N/A
    End of period                          $12.04          $11.75          $10.44         $10.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.07          $18.76          $17.62         $15.42           N/A
    End of period                          $17.57          $20.07          $18.76         $17.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.08          $12.84         $11.38           N/A
    End of period                          $14.37          $15.02          $13.08         $12.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.37            N/A             N/A            N/A
    End of period                          $6.55           $5.85            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.30           N/A            N/A
    End of period                          $17.42          $14.91          $15.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                      128              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.86           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.18          $10.96          $9.76           N/A
    End of period                          $14.47          $13.93          $12.18         $10.96           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(799)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.39            N/A            N/A
    End of period                          $9.36           $8.68           $8.47            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(799)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.29          $13.14          $13.14         $12.75           N/A
    End of period                          $14.05          $13.29          $13.14         $13.14           N/A
  Accumulation units outstanding
  at the end of period                      799             920             863             816            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.69          $17.48           N/A            N/A
    End of period                          $19.84          $21.89          $19.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(821)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.25          $15.04          $15.04         $14.27           N/A
    End of period                          $15.70          $16.25          $15.04         $14.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.31         $11.99           N/A
    End of period                          $12.77          $13.21          $12.23         $12.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                    $20.60          $18.65          $17.51           N/A            N/A
    End of period                          $19.00          $20.60          $18.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.49           N/A
    End of period                          $7.98           $8.23           $7.96           $7.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.44          $10.28           N/A            N/A
    End of period                          $11.43          $11.00          $10.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.76          $10.40           N/A            N/A
    End of period                          $12.22          $11.60          $10.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.15          $21.74          $21.13         $19.70           N/A
    End of period                          $25.37          $24.15          $21.74         $21.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.51          $11.27          $11.22         $11.32           N/A
    End of period                          $11.78          $11.51          $11.27         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.16          $17.06          $16.14         $14.75           N/A
    End of period                          $21.25          $20.16          $17.06         $16.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.26          $24.53          $23.66         $22.10           N/A
    End of period                          $29.33          $27.26          $24.53         $23.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.74          $34.24          $30.71         $27.54           N/A
    End of period                          $40.94          $35.74          $34.24         $30.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.15          $12.68         $11.41           N/A
    End of period                          $15.20          $15.43          $13.15         $12.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $17.98          $15.29          $14.69         $14.21           N/A
    End of period                          $19.25          $17.98          $15.29         $14.69           N/A
  Accumulation units outstanding
  at the end of period                       -             6,652           7,439           1,336           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $17.01          $15.81          $14.71         $14.22           N/A
    End of period                          $19.21          $17.01          $15.81         $14.71           N/A
  Accumulation units outstanding
  at the end of period                       -             2,868           3,001            563            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(720)

  Accumulation unit value:
    Beginning of period                    $7.38           $7.21           $6.95           $6.82           N/A
    End of period                          $8.67           $7.38           $7.21           $6.95           N/A
  Accumulation units outstanding
  at the end of period                       -             15,807          15,671          2,783           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(720)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.02          $13.37          $12.36         $11.10           N/A
    End of period                          $17.19          $16.02          $13.37         $12.36           N/A
  Accumulation units outstanding
  at the end of period                     2,171           2,367           2,747            509            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.01          $11.39          $10.87         $10.32           N/A
    End of period                          $13.58          $12.01          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(948)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.17          $10.17           N/A            N/A
    End of period                          $12.12          $10.72          $10.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(948)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $10.06           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.28          $11.59         $11.05           N/A
    End of period                          $14.96          $13.75          $12.28         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     2,047           2,210           2,419            446            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.09          $17.63          $16.06         $15.38           N/A
    End of period                          $19.59          $18.09          $17.63         $16.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.34           $8.93           N/A
    End of period                           N/A             N/A            $8.47           $9.34           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.52          $9.77           $9.10           N/A
    End of period                          $12.01          $11.39          $10.52          $9.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                    $23.47          $21.20          $21.28         $19.36           N/A
    End of period                          $27.67          $23.47          $21.20         $21.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.04          $24.49          $23.94         $22.97           N/A
    End of period                          $26.85          $25.04          $24.49         $23.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.70          $16.12          $15.95         $15.06           N/A
    End of period                          $17.39          $17.70          $16.12         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.36          $18.20          $18.16         $16.29           N/A
    End of period                          $23.40          $21.36          $18.20         $18.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.02           N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1109)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.50          $10.86          $10.38           N/A            N/A
    End of period                          $11.46          $12.50          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.53          $17.13          $17.08         $16.11           N/A
    End of period                          $18.33          $17.53          $17.13         $17.08           N/A
  Accumulation units outstanding
  at the end of period                     1,769           1,764           1,768            294            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $10.48           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(844)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $11.40          $9.84           $8.66           N/A
    End of period                          $16.09          $14.71          $11.40          $9.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.89          $19.99          $19.26         $17.17           N/A
    End of period                          $23.09          $21.89          $19.99         $19.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.42          $14.29          $14.29         $13.83           N/A
    End of period                          $14.99          $14.42          $14.29         $14.29           N/A
  Accumulation units outstanding
  at the end of period                     4,302           4,269           4,238            699            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.67            N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1080)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.31          $17.24          $16.21         $14.10           N/A
    End of period                          $18.37          $19.31          $17.24         $16.21           N/A
  Accumulation units outstanding
  at the end of period                     2,445           2,557           2,805            511            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.07          $14.07          $13.76         $12.41           N/A
    End of period                          $14.63          $16.07          $14.07         $13.76           N/A
  Accumulation units outstanding
  at the end of period                     1,972           1,925           2,089            376            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.90          $10.84          $11.43          $9.93           N/A
    End of period                          $11.29          $11.90          $10.84         $11.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.54           N/A
    End of period                          $11.35          $10.91          $10.77         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.29           $4.35           $3.97           N/A
    End of period                          $5.81           $5.70           $4.29           $4.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.97          $9.91           $10.39          $9.63           N/A
    End of period                          $9.88           $10.97          $9.91          $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.70          $8.45           $9.17           $8.91           N/A
    End of period                          $10.56          $10.70          $8.45           $9.17           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.98            N/A             N/A            N/A
    End of period                          $10.32          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,306             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.21           $8.06           $7.91           $7.34           N/A
    End of period                          $9.33           $9.21           $8.06           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.92          $12.00          $11.57         $10.41           N/A
    End of period                          $11.24          $13.92          $12.00         $11.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.58          $12.11          $11.25          $9.31           N/A
    End of period                          $18.01          $16.58          $12.11         $11.25           N/A
  Accumulation units outstanding
  at the end of period                     1,965             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.82          $10.29         $10.59           N/A
    End of period                          $11.81          $11.23          $10.82         $10.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $18.00          $14.66          $13.24         $11.70           N/A
    End of period                          $19.41          $18.00          $14.66         $13.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     6,328           2,914             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.19            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1099)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.46          $10.73           N/A            N/A
    End of period                          $12.46          $10.71          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.21          $22.20          $16.61         $14.00           N/A
    End of period                          $34.64          $26.21          $22.20         $16.61           N/A
  Accumulation units outstanding
  at the end of period                      232              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.05          $12.76          $9.51           $8.16           N/A
    End of period                          $13.39          $13.05          $12.76          $9.51           N/A
  Accumulation units outstanding
  at the end of period                     2,655             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.70          $13.71          $12.53         $11.33           N/A
    End of period                          $15.43          $14.70          $13.71         $12.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.24          $9.55           N/A
    End of period                          $12.04          $11.74          $10.44         $10.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.03          $18.72          $17.58         $15.39           N/A
    End of period                          $17.52          $20.03          $18.72         $17.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.08          $12.84         $11.38           N/A
    End of period                          $14.36          $15.01          $13.08         $12.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.85           $5.47           $5.46           $5.14           N/A
    End of period                          $6.54           $5.85           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41         $10.54           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     2,788           2,351             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06         $10.22           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                     2,573             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.94          $12.19          $10.97          $9.77           N/A
    End of period                          $14.48          $13.94          $12.19         $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.92           N/A
    End of period                          $9.36           $8.68           $8.47           $7.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.13          $13.13         $12.74           N/A
    End of period                          $14.05          $13.28          $13.13         $13.13           N/A
  Accumulation units outstanding
  at the end of period                     6,992           6,961           6,911           1,142           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.88          $19.68          $18.52         $16.87           N/A
    End of period                          $19.83          $21.88          $19.68         $18.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.24          $15.03          $15.03         $14.26           N/A
    End of period                          $15.69          $16.24          $15.03         $14.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.21          $12.23          $12.30         $11.98           N/A
    End of period                          $12.76          $13.21          $12.23         $12.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.59          $18.64          $18.18         $17.07           N/A
    End of period                          $18.99          $20.59          $18.64         $18.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.96           $7.27           $6.49           N/A
    End of period                          $7.98           $8.23           $7.96           $7.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.14          $21.73          $21.12         $19.69           N/A
    End of period                          $25.35          $24.14          $21.73         $21.12           N/A
  Accumulation units outstanding
  at the end of period                     3,454             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.26          $11.22         $11.32           N/A
    End of period                          $11.77          $11.50          $11.26         $11.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.13          $17.03          $16.12         $14.74           N/A
    End of period                          $21.21          $20.13          $17.03         $16.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.24          $24.52          $23.65         $22.09           N/A
    End of period                          $29.31          $27.24          $24.52         $23.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.72          $34.23          $30.70         $27.52           N/A
    End of period                          $40.92          $35.72          $34.23         $30.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.42          $13.15          $12.68         $11.41           N/A
    End of period                          $15.20          $15.42          $13.15         $12.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(822)

  Accumulation unit value:
    Beginning of period                    $18.01          $15.31          $14.63           N/A            N/A
    End of period                          $19.28          $18.01          $15.31           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              659             738             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(822)

  Accumulation unit value:
    Beginning of period                    $17.00          $15.81          $13.78           N/A            N/A
    End of period                          $19.20          $17.00          $15.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              223             285             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(822)

  Accumulation unit value:
    Beginning of period                    $7.37           $7.20           $6.41            N/A            N/A
    End of period                          $8.66           $7.37           $7.20            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,467           1,683            N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(822)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $16.00          $13.36          $12.35         $11.09           N/A
    End of period                          $17.16          $16.00          $13.36         $12.35           N/A
  Accumulation units outstanding
  at the end of period                      237             260             328              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $12.00          $11.39          $10.87         $10.31           N/A
    End of period                          $13.57          $12.00          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.16          $10.16           N/A            N/A
    End of period                          $12.12          $10.71          $10.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                    $15.36          $11.52          $11.14           N/A            N/A
    End of period                          $12.75          $15.36          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.74          $12.28          $11.59         $11.05           N/A
    End of period                          $14.95          $13.74          $12.28         $11.59           N/A
  Accumulation units outstanding
  at the end of period                      201             213             267              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $18.07          $17.61          $16.05         $15.37           N/A
    End of period                          $19.57          $18.07          $17.61         $16.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.33           $8.92           N/A
    End of period                           N/A             N/A            $8.46           $9.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.51          $9.77           $9.09           N/A
    End of period                          $12.00          $11.38          $10.51          $9.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                    $23.44          $21.17          $21.26         $21.21           N/A
    End of period                          $27.64          $23.44          $21.17         $21.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $25.01          $24.47          $23.92         $22.96           N/A
    End of period                          $26.82          $25.01          $24.47         $23.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.68          $16.10          $15.94         $15.05           N/A
    End of period                          $17.37          $17.68          $16.10         $15.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.34          $18.18          $18.15         $16.28           N/A
    End of period                          $23.37          $21.34          $18.18         $18.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.93            N/A             N/A            N/A
    End of period                          $10.76          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                    $12.49          $10.86          $10.60           N/A            N/A
    End of period                          $11.46          $12.49          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(863)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.51          $17.11          $17.07         $16.09           N/A
    End of period                          $18.30          $17.51          $17.11         $17.07           N/A
  Accumulation units outstanding
  at the end of period                     1,497           1,532           1,524             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.22          $11.03           N/A            N/A
    End of period                          $12.74          $12.69          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(875)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.40          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.70          $11.39          $9.83           $8.66           N/A
    End of period                          $16.08          $14.70          $11.39          $9.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.86          $19.97          $19.25         $17.16           N/A
    End of period                          $23.06          $21.86          $19.97         $19.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.41          $14.28          $14.28         $13.82           N/A
    End of period                          $14.97          $14.41          $14.28         $14.28           N/A
  Accumulation units outstanding
  at the end of period                     1,274           1,320           1,281             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.13           N/A             N/A            N/A
    End of period                          $13.94          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.29          $17.23          $16.20         $14.09           N/A
    End of period                          $18.35          $19.29          $17.23         $16.20           N/A
  Accumulation units outstanding
  at the end of period                      192             219             252              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $16.05          $14.06          $13.75         $12.41           N/A
    End of period                          $14.62          $16.05          $14.06         $13.75           N/A
  Accumulation units outstanding
  at the end of period                      180             190             229              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.89          $10.84          $11.43          $9.93           N/A
    End of period                          $11.29          $11.89          $10.84         $11.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.77          $10.82         $10.54           N/A
    End of period                          $11.34          $10.91          $10.77         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      258             266             267             267            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.70           $4.28           $4.34           $3.97           N/A
    End of period                          $5.81           $5.70           $4.28           $4.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.98          $9.90           $10.39          $9.62           N/A
    End of period                          $9.88           $10.98          $9.90          $10.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.69          $8.45           $9.16           $8.91           N/A
    End of period                          $10.56          $10.69          $8.45           $9.16           N/A
  Accumulation units outstanding
  at the end of period                      561             571             611              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.73          $9.90            N/A             N/A            N/A
    End of period                          $10.31          $11.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.20           $8.06           $7.91           $7.33           N/A
    End of period                          $9.33           $9.20           $8.06           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.91          $11.99          $11.56         $10.40           N/A
    End of period                          $11.23          $13.91          $11.99         $11.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.57          $12.10          $11.24          $9.30           N/A
    End of period                          $17.99          $16.57          $12.10         $11.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.81          $10.28         $10.59           N/A
    End of period                          $11.80          $11.23          $10.81         $10.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.99          $14.66          $13.24         $11.70           N/A
    End of period                          $19.40          $17.99          $14.66         $13.24           N/A
  Accumulation units outstanding
  at the end of period                      330             343             348             239            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.77          $10.89          $9.68           N/A
    End of period                          $13.55          $13.67          $11.77         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     5,846           4,173           4,362             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                    $10.67          $9.82            N/A             N/A            N/A
    End of period                          $11.84          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1147)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                    $10.70          $10.46          $10.81          $9.90           N/A
    End of period                          $12.45          $10.70          $10.46         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.19          $22.18          $16.60         $14.00           N/A
    End of period                          $34.61          $26.19          $22.18         $16.60           N/A
  Accumulation units outstanding
  at the end of period                      209             223             246              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $13.04          $12.75          $9.51           $8.16           N/A
    End of period                          $13.38          $13.04          $12.75          $9.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.04           N/A             N/A            N/A
    End of period                          $10.66          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1173)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.69          $13.70          $12.52         $11.33           N/A
    End of period                          $15.42          $14.69          $13.70         $12.52           N/A
  Accumulation units outstanding
  at the end of period                      807             839             856             508            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.74          $10.44          $10.23          $9.55           N/A
    End of period                          $12.03          $11.74          $10.44         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     2,063           2,146           2,195           1,209           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.02          $18.71          $17.58         $15.39           N/A
    End of period                          $17.51          $20.02          $18.71         $17.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.01          $13.07          $12.83         $11.38           N/A
    End of period                          $14.35          $15.01          $13.07         $12.83           N/A
  Accumulation units outstanding
  at the end of period                      637             661             670             500            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.84           $5.47           $5.46           $5.13           N/A
    End of period                          $6.54           $5.84           $5.47           $5.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                    $14.91          $15.47          $11.41          $9.76           N/A
    End of period                          $17.41          $14.91          $15.47         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.86          $11.06          $9.89           N/A
    End of period                          $14.07          $13.00          $11.86         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.19          $10.97          $9.77           N/A
    End of period                          $14.47          $13.93          $12.19         $10.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.68           $8.47           $7.94           $7.92           N/A
    End of period                          $9.35           $8.68           $8.47           $7.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.27          $13.12          $13.13         $12.74           N/A
    End of period                          $14.03          $13.27          $13.12         $13.13           N/A
  Accumulation units outstanding
  at the end of period                     3,100           3,129           2,996             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.85          $19.66          $18.50         $16.85           N/A
    End of period                          $19.80          $21.85          $19.66         $18.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.22          $15.02          $15.02         $14.25           N/A
    End of period                          $15.67          $16.22          $15.02         $14.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.19          $12.22          $12.29         $11.97           N/A
    End of period                          $12.75          $13.19          $12.22         $12.29           N/A
  Accumulation units outstanding
  at the end of period                      274             287             301              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.57          $18.62          $18.16         $17.05           N/A
    End of period                          $18.96          $20.57          $18.62         $18.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.22           $7.96           $7.26           $6.49           N/A
    End of period                          $7.97           $8.22           $7.96           $7.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.43          $10.29           N/A            N/A
    End of period                          $11.42          $11.00          $10.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $24.11          $21.71          $21.09         $19.68           N/A
    End of period                          $25.32          $24.11          $21.71         $21.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.49          $11.25          $11.21         $11.31           N/A
    End of period                          $11.76          $11.49          $11.25         $11.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.12          $17.03          $16.11         $14.74           N/A
    End of period                          $21.20          $20.12          $17.03         $16.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.21          $24.49          $23.62         $22.07           N/A
    End of period                          $29.28          $27.21          $24.49         $23.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.68          $34.19          $30.67         $27.50           N/A
    End of period                          $40.87          $35.68          $34.19         $30.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.41          $13.14          $12.67         $11.41           N/A
    End of period                          $15.19          $15.41          $13.14         $12.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $17.94          $15.25          $14.67         $13.58           N/A
    End of period                          $19.19          $17.94          $15.25         $14.67           N/A
  Accumulation units outstanding
  at the end of period                       -             7,552           5,298           1,389           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $16.96          $15.78          $14.69         $12.98           N/A
    End of period                          $19.15          $16.96          $15.78         $14.69           N/A
  Accumulation units outstanding
  at the end of period                       -             3,064           2,123            581            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                    $7.35           $7.19           $6.94           $6.20           N/A
    End of period                          $8.63           $7.35           $7.19           $6.94           N/A
  Accumulation units outstanding
  at the end of period                       -             16,263          10,762          2,876           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(653)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.91          $13.29          $12.29         $11.04           N/A
    End of period                          $17.06          $15.91          $13.29         $12.29           N/A
  Accumulation units outstanding
  at the end of period                     3,108           2,629           1,810            521            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.36          $10.85         $10.30           N/A
    End of period                          $13.53          $11.97          $11.36         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     1,163           1,552            346              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.14          $10.14           N/A            N/A
    End of period                          $12.08          $10.69          $10.14           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                    $15.34          $11.52          $10.51           N/A            N/A
    End of period                          $12.73          $15.34          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                      781             829             159             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.25          $11.57         $11.04           N/A
    End of period                          $14.90          $13.70          $12.25         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     1,729           1,934           1,423            410            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.96          $17.52          $15.97         $15.30           N/A
    End of period                          $19.46          $17.96          $17.52         $15.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.30           $8.89           N/A
    End of period                           N/A             N/A            $8.43           $9.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.48          $9.75           $9.08           N/A
    End of period                          $11.96          $11.34          $10.48          $9.75           N/A
  Accumulation units outstanding
  at the end of period                     2,109           2,112           2,115           2,118           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                    $23.31          $21.06          $21.16         $18.71           N/A
    End of period                          $27.46          $23.31          $21.06         $21.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $24.87          $24.34          $23.81         $22.85           N/A
    End of period                          $26.65          $24.87          $24.34         $23.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.20           N/A             N/A             N/A            N/A
    End of period                          $13.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,392            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.59          $16.03          $15.87         $14.99           N/A
    End of period                          $17.28          $17.59          $16.03         $15.87           N/A
  Accumulation units outstanding
  at the end of period                      487              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.23          $18.10          $18.07         $16.21           N/A
    End of period                          $23.24          $21.23          $18.10         $18.07           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,160           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.81          $9.84            N/A             N/A            N/A
    End of period                          $10.75          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      389             393             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,186            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.86          $10.31           N/A            N/A
    End of period                          $11.44          $12.48          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      433             459              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(840)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.41          $17.02          $16.98         $16.02           N/A
    End of period                          $18.19          $17.41          $17.02         $16.98           N/A
  Accumulation units outstanding
  at the end of period                     8,800           8,417           1,934             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.21          $10.71           N/A            N/A
    End of period                          $12.72          $12.67          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                    $10.15          $10.00           N/A             N/A            N/A
    End of period                          $10.39          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,455             -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1070)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.63          $11.35          $9.80           $8.63           N/A
    End of period                          $16.00          $14.63          $11.35          $9.80           N/A
  Accumulation units outstanding
  at the end of period                      836             292              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.74          $19.86          $19.15         $17.08           N/A
    End of period                          $22.92          $21.74          $19.86         $19.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.32          $14.20          $14.21         $13.76           N/A
    End of period                          $14.88          $14.32          $14.20         $14.21           N/A
  Accumulation units outstanding
  at the end of period                     8,649           9,471           3,506            46             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.09           N/A             N/A            N/A
    End of period                          $13.93          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      585              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.20          $17.16          $16.15         $14.05           N/A
    End of period                          $18.26          $19.20          $17.16         $16.15           N/A
  Accumulation units outstanding
  at the end of period                     3,405           2,871           1,941            534            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.98          $14.01          $13.70         $12.37           N/A
    End of period                          $14.54          $15.98          $14.01         $13.70           N/A
  Accumulation units outstanding
  at the end of period                     1,585           1,718           1,265            394            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.84          $10.80          $11.39          $9.90           N/A
    End of period                          $11.24          $11.84          $10.80         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     1,798           1,798           1,798             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.75          $10.80         $10.53           N/A
    End of period                          $11.31          $10.88          $10.75         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     1,148             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $5.68           $4.27           $4.33           $3.87           N/A
    End of period                          $5.78           $5.68           $4.27           $4.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                    $10.94          $9.87           $10.36          $9.61           N/A
    End of period                          $9.84           $10.94          $9.87          $10.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.65          $8.42           $9.14           $8.89           N/A
    End of period                          $10.51          $10.65          $8.42           $9.14           N/A
  Accumulation units outstanding
  at the end of period                     9,684           3,586           3,428           1,133           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                    $11.72          $9.95            N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,883          8,524            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1004)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                    $9.16           $8.03           $7.89           $7.12           N/A
    End of period                          $9.29           $9.16           $8.03           $7.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.86          $11.95          $11.53         $10.38           N/A
    End of period                          $11.18          $13.86          $11.95         $11.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.51          $12.06          $11.21          $9.28           N/A
    End of period                          $17.92          $16.51          $12.06         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     6,773           2,461           1,874             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.78          $10.25         $10.56           N/A
    End of period                          $11.75          $11.18          $10.78         $10.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.94          $14.63          $13.22         $11.69           N/A
    End of period                          $19.34          $17.94          $14.63         $13.22           N/A
  Accumulation units outstanding
  at the end of period                       83              84             188              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.76          $10.88          $9.62           N/A
    End of period                          $13.52          $13.65          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     12,325          18,059          2,576            640            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.00           N/A             N/A            N/A
    End of period                          $11.83          $10.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.45          $10.81         $10.40           N/A
    End of period                          $12.43          $10.69          $10.45         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(700)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $26.09          $22.11          $16.55         $13.96           N/A
    End of period                          $34.47          $26.09          $22.11         $16.55           N/A
  Accumulation units outstanding
  at the end of period                     1,137            200              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.99          $12.71          $9.48           $8.14           N/A
    End of period                          $13.32          $12.99          $12.71          $9.48           N/A
  Accumulation units outstanding
  at the end of period                     3,184           3,185           3,187           1,180           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.05           N/A             N/A            N/A
    End of period                          $10.65          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.65          $13.68          $12.50         $11.31           N/A
    End of period                          $15.37          $14.65          $13.68         $12.50           N/A
  Accumulation units outstanding
  at the end of period                      490              -              199              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.42          $10.22          $9.53           N/A
    End of period                          $11.99          $11.71          $10.42         $10.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -              513              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.94          $18.65          $17.53         $15.35           N/A
    End of period                          $17.44          $19.94          $18.65         $17.53           N/A
  Accumulation units outstanding
  at the end of period                     1,199           1,199           1,199             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.97          $13.04          $12.81         $11.36           N/A
    End of period                          $14.31          $14.97          $13.04         $12.81           N/A
  Accumulation units outstanding
  at the end of period                      689              -              137              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.82           $5.45           $5.45           $5.12           N/A
    End of period                          $6.51           $5.82           $5.45           $5.45           N/A
  Accumulation units outstanding
  at the end of period                       -               -              163              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                    $14.89          $15.46          $11.40          $9.53           N/A
    End of period                          $17.38          $14.89          $15.46         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     1,173           1,196             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                    $12.99          $11.85          $11.05          $9.76           N/A
    End of period                          $14.04          $12.99          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     2,650            623              62             63             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(690)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.89          $12.16          $10.94          $9.75           N/A
    End of period                          $14.42          $13.89          $12.16         $10.94           N/A
  Accumulation units outstanding
  at the end of period                      924             423              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.65           $8.45           $7.92           $7.91           N/A
    End of period                          $9.32           $8.65           $8.45           $7.92           N/A
  Accumulation units outstanding
  at the end of period                       -              427             482              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.21          $13.07          $13.08         $12.70           N/A
    End of period                          $13.96          $13.21          $13.07         $13.08           N/A
  Accumulation units outstanding
  at the end of period                     16,369          24,087          7,091            556            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $21.72          $19.55          $18.41         $17.04           N/A
    End of period                          $19.68          $21.72          $19.55         $18.41           N/A
  Accumulation units outstanding
  at the end of period                      340             361              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.12          $14.94          $14.94         $14.19           N/A
    End of period                          $15.57          $16.12          $14.94         $14.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.14          $12.17          $12.25         $11.93           N/A
    End of period                          $12.69          $13.14          $12.17         $12.25           N/A
  Accumulation units outstanding
  at the end of period                     1,724            779              55             54             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.45          $18.52          $18.07         $16.97           N/A
    End of period                          $18.84          $20.45          $18.52         $18.07           N/A
  Accumulation units outstanding
  at the end of period                       27             227             245             38             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.19           $7.93           $7.25           $6.48           N/A
    End of period                          $7.94           $8.19           $7.93           $7.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.97          $21.60          $21.00         $19.59           N/A
    End of period                          $25.17          $23.97          $21.60         $21.00           N/A
  Accumulation units outstanding
  at the end of period                     1,014             35              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.42          $11.19          $11.15         $11.26           N/A
    End of period                          $11.68          $11.42          $11.19         $11.15           N/A
  Accumulation units outstanding
  at the end of period                     30,860          17,348            -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.08          $17.00          $16.09         $14.72           N/A
    End of period                          $21.15          $20.08          $17.00         $16.09           N/A
  Accumulation units outstanding
  at the end of period                      663             919             232              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $27.05          $24.36          $23.51         $21.97           N/A
    End of period                          $29.09          $27.05          $24.36         $23.51           N/A
  Accumulation units outstanding
  at the end of period                     2,052            506              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.48          $34.01          $30.52         $27.38           N/A
    End of period                          $40.61          $35.48          $34.01         $30.52           N/A
  Accumulation units outstanding
  at the end of period                      524            1,142             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.36          $13.10          $12.64         $11.38           N/A
    End of period                          $15.13          $15.36          $13.10         $12.64           N/A
  Accumulation units outstanding
  at the end of period                     1,970           1,060             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(637)

  Accumulation unit value:
    Beginning of period                    $17.90          $15.23          $14.66         $13.29           N/A
    End of period                          $19.15          $17.90          $15.23         $14.66           N/A
  Accumulation units outstanding
  at the end of period                       -             1,429           1,429           1,429           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(637)

  Accumulation unit value:
    Beginning of period                    $16.93          $15.76          $14.67         $12.53           N/A
    End of period                          $19.11          $16.93          $15.76         $14.67           N/A
  Accumulation units outstanding
  at the end of period                       -              638             638             638            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(637)

  Accumulation unit value:
    Beginning of period                    $7.34           $7.17           $6.92           $6.15           N/A
    End of period                          $8.61           $7.34           $7.17           $6.92           N/A
  Accumulation units outstanding
  at the end of period                       -             3,087           3,087           3,087           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.23          $12.24         $11.00           N/A
    End of period                          $16.97          $15.84          $13.23         $12.24           N/A
  Accumulation units outstanding
  at the end of period                      429             579             579             579            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                    $11.95          $11.34          $10.62           N/A            N/A
    End of period                          $13.50          $11.95          $11.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.52          $10.14           N/A            N/A
    End of period                          $12.72          $15.33          $11.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.23          $11.56          $9.71           N/A
    End of period                          $14.87          $13.67          $12.23         $11.56           N/A
  Accumulation units outstanding
  at the end of period                      381             515             515             515            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.88          $17.45          $15.92         $15.25           N/A
    End of period                          $19.37          $17.88          $17.45         $15.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.46          $9.71            N/A            N/A
    End of period                          $11.92          $11.31          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                    $23.20          $20.97          $21.08         $20.70           N/A
    End of period                          $27.32          $23.20          $20.97         $21.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                    $24.75          $24.23          $23.52           N/A            N/A
    End of period                          $26.51          $24.75          $24.23           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(879)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.51          $15.97          $15.82         $14.94           N/A
    End of period                          $17.20          $17.51          $15.97         $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.14          $18.03          $18.02         $16.17           N/A
    End of period                          $23.13          $21.14          $18.03         $18.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.29           N/A             N/A            N/A
    End of period                          $10.74          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                    $12.48          $10.86          $10.40           N/A            N/A
    End of period                          $11.43          $12.48          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(846)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $17.32          $16.95          $16.92         $16.25           N/A
    End of period                          $18.10          $17.32          $16.95         $16.92           N/A
  Accumulation units outstanding
  at the end of period                     1,872           1,952            308             308            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                    $12.67          $11.21          $10.95           N/A            N/A
    End of period                          $12.71          $12.67          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(866)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                    $14.58          $11.31          $9.77           $8.47           N/A
    End of period                          $15.93          $14.58          $11.31          $9.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                    $21.63          $19.77          $16.92           N/A            N/A
    End of period                          $22.80          $21.63          $19.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(819)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                    $14.26          $14.14          $14.15         $13.96           N/A
    End of period                          $14.80          $14.26          $14.14         $14.15           N/A
  Accumulation units outstanding
  at the end of period                      531             716             716             716            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(637)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.82          $8.28            N/A             N/A            N/A
    End of period                          $13.92          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.14          $17.11          $16.10         $14.01           N/A
    End of period                          $18.19          $19.14          $17.11         $16.10           N/A
  Accumulation units outstanding
  at the end of period                      437             590             590             590            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.93          $13.97          $13.67         $12.34           N/A
    End of period                          $14.49          $15.93          $13.97         $13.67           N/A
  Accumulation units outstanding
  at the end of period                      319             430             430             430            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.81          $10.77          $11.37          $9.88           N/A
    End of period                          $11.20          $11.81          $10.77         $11.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.73          $10.79         $10.77           N/A
    End of period                          $11.28          $10.86          $10.73         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(699)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $5.66           $4.26           $4.39            N/A            N/A
    End of period                          $5.76           $5.66           $4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                    $10.90          $9.84           $10.03           N/A            N/A
    End of period                          $9.81           $10.90          $9.84            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(965)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.62          $8.40           $9.12           $8.87           N/A
    End of period                          $10.47          $10.62          $8.40           $9.12           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.19           N/A             N/A            N/A
    End of period                          $10.30          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,617           2,617            N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1045)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                    $9.13           $8.01           $7.38            N/A            N/A
    End of period                          $9.25           $9.13           $8.01            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.92          $11.51         $11.22           N/A
    End of period                          $11.14          $13.81          $11.92         $11.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.46          $12.03          $11.18          $9.26           N/A
    End of period                          $17.85          $16.46          $12.03         $11.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.74          $10.07           N/A            N/A
    End of period                          $11.71          $11.15          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                    $17.91          $14.61          $13.20         $11.91           N/A
    End of period                          $19.30          $17.91          $14.61         $13.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(692)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88          $9.87           N/A
    End of period                          $13.51          $13.64          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     2,191           2,191             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.40            N/A             N/A            N/A
    End of period                          $11.82          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.45          $10.81         $10.50           N/A
    End of period                          $12.42          $10.68          $10.45         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                    $26.00          $22.04          $16.51         $16.14           N/A
    End of period                          $34.33          $26.00          $22.04         $16.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.95          $12.67          $9.46           $8.12           N/A
    End of period                          $13.28          $12.95          $12.67          $9.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                    $14.62          $13.65          $12.49         $11.17           N/A
    End of period                          $15.34          $14.62          $13.65         $12.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.20          $9.44           N/A
    End of period                          $11.96          $11.68          $10.40         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.88          $18.60          $17.49         $15.32           N/A
    End of period                          $17.38          $19.88          $18.60         $17.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                    $14.94          $13.02          $12.80         $11.18           N/A
    End of period                          $14.28          $14.94          $13.02         $12.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                    $5.80           $5.44           $5.44           $5.06           N/A
    End of period                          $6.49           $5.80           $5.44           $5.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.45          $11.40         $10.16           N/A
    End of period                          $17.36          $14.88          $15.45         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     1,933           1,933             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.85          $11.05         $10.10           N/A
    End of period                          $14.03          $12.97          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.86          $12.14          $10.93          $9.74           N/A
    End of period                          $14.38          $13.86          $12.14         $10.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(615)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.43           $7.91           $7.52           N/A
    End of period                          $9.30           $8.63           $8.43           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.03          $13.04         $12.67           N/A
    End of period                          $13.91          $13.16          $13.03         $13.04           N/A
  Accumulation units outstanding
  at the end of period                      865            1,167           1,167           1,167           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                    $21.62          $19.47          $17.77           N/A            N/A
    End of period                          $19.58          $21.62          $19.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(793)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.12          $12.21         $12.12           N/A
    End of period                          $12.63          $13.08          $12.12         $12.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                    $20.35          $18.44          $17.77           N/A            N/A
    End of period                          $18.75          $20.35          $18.44           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(759)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.17           $7.92           $7.23           $6.47           N/A
    End of period                          $7.92           $8.17           $7.92           $7.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.86          $21.50          $20.91         $19.52           N/A
    End of period                          $25.03          $23.86          $21.50         $20.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                    $11.37          $11.14          $11.11         $11.12           N/A
    End of period                          $11.62          $11.37          $11.14         $11.11           N/A
  Accumulation units outstanding
  at the end of period                     4,233             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                    $20.04          $16.98          $16.08         $15.65           N/A
    End of period                          $21.10          $20.04          $16.98         $16.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(722)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.93          $24.26          $23.42         $21.90           N/A
    End of period                          $28.94          $26.93          $24.26         $23.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.31          $33.87          $30.40         $27.28           N/A
    End of period                          $40.40          $35.31          $33.87         $30.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.32          $13.08          $12.62         $11.37           N/A
    End of period                          $15.08          $15.32          $13.08         $12.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced
VIP Division(605)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.78          $11.85         $11.45           N/A
    End of period                          $13.43          $12.54          $11.78         $11.85           N/A
  Accumulation units outstanding
  at the end of period                       -               55              50             47             N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced
VIP Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(611)

  Accumulation unit value:
    Beginning of period                    $17.90          $15.23          $14.66         $13.64           N/A
    End of period                          $19.14          $17.90          $15.23         $14.66           N/A
  Accumulation units outstanding
  at the end of period                       -             1,736           1,154            452            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(611)

  Accumulation unit value:
    Beginning of period                    $16.92          $15.75          $14.67         $13.81           N/A
    End of period                          $19.10          $16.92          $15.75         $14.67           N/A
  Accumulation units outstanding
  at the end of period                       -              447             220             188            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(611)

  Accumulation unit value:
    Beginning of period                    $7.33           $7.17           $6.92           $6.75           N/A
    End of period                          $8.60           $7.33           $7.17           $6.92           N/A
  Accumulation units outstanding
  at the end of period                       -             2,565           1,198            913            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                    $15.82          $13.22          $12.23         $10.76           N/A
    End of period                          $16.95          $15.82          $13.22         $12.23           N/A
  Accumulation units outstanding
  at the end of period                     1,542            835             606             181            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(611)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.34          $10.83         $10.29           N/A
    End of period                          $13.49          $11.94          $11.34         $10.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.12          $10.12           N/A            N/A
    End of period                          $12.04          $10.66          $10.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                    $15.33          $11.51          $11.25           N/A            N/A
    End of period                          $12.72          $15.33          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(868)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.67          $12.23          $11.55         $11.02           N/A
    End of period                          $14.86          $13.67          $12.23         $11.55           N/A
  Accumulation units outstanding
  at the end of period                      336             352             169             146            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.86          $17.43          $15.90         $15.24           N/A
    End of period                          $19.34          $17.86          $17.43         $15.90           N/A
  Accumulation units outstanding
  at the end of period                       -              302             203             134            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.27           $8.87           N/A
    End of period                           N/A             N/A            $8.40           $9.27           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.30          $10.45          $9.72           $9.06           N/A
    End of period                          $11.91          $11.30          $10.45          $9.72           N/A
  Accumulation units outstanding
  at the end of period                      175             175             197             199            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                    $23.17          $20.95          $21.06         $18.13           N/A
    End of period                          $27.29          $23.17          $20.95         $21.06           N/A
  Accumulation units outstanding
  at the end of period                      205             235             172             99             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $24.72          $24.21          $23.69         $23.11           N/A
    End of period                          $26.48          $24.72          $24.21         $23.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.50          $15.95          $15.81         $14.93           N/A
    End of period                          $17.18          $17.50          $15.95         $15.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.12          $18.01          $18.00         $16.15           N/A
    End of period                          $23.11          $21.12          $18.01         $18.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.13           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,094            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.00           N/A             N/A            N/A
    End of period                          $10.74          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.86          $11.02           N/A            N/A
    End of period                          $11.43          $12.47          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                      956             958             858             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(884)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.30          $16.92          $16.89         $15.94           N/A
    End of period                          $18.07          $17.30          $16.92         $16.89           N/A
  Accumulation units outstanding
  at the end of period                     1,071           1,134           1,070            210            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.71           N/A            N/A
    End of period                          $12.71          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      824             856             833             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(859)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.15          $9.97            N/A             N/A            N/A
    End of period                          $10.38          $10.15           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                    $14.57          $11.31          $9.77           $8.45           N/A
    End of period                          $15.92          $14.57          $11.31          $9.77           N/A
  Accumulation units outstanding
  at the end of period                     1,682           1,022           1,179            269            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.61          $19.75          $19.06         $17.00           N/A
    End of period                          $22.77          $21.61          $19.75         $19.06           N/A
  Accumulation units outstanding
  at the end of period                      485             897             850             141            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.24          $14.13          $14.14         $13.70           N/A
    End of period                          $14.79          $14.24          $14.13         $14.14           N/A
  Accumulation units outstanding
  at the end of period                     1,510           1,443            733             234            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.00           N/A             N/A            N/A
    End of period                          $13.92          $10.82           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      439              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1061)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.12          $17.09          $16.09         $14.01           N/A
    End of period                          $18.17          $19.12          $17.09         $16.09           N/A
  Accumulation units outstanding
  at the end of period                      393             423             202             181            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.91          $13.95          $13.66         $12.33           N/A
    End of period                          $14.47          $15.91          $13.95         $13.66           N/A
  Accumulation units outstanding
  at the end of period                      308             309             145             129            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.77          $11.36          $9.88           N/A
    End of period                          $11.19          $11.80          $10.77         $11.36           N/A
  Accumulation units outstanding
  at the end of period                      967            2,011           2,189            624            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.85          $10.73          $10.79         $10.51           N/A
    End of period                          $11.27          $10.85          $10.73         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     1,280           1,545           1,542             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                    $5.66           $4.26           $4.31            N/A            N/A
    End of period                          $5.76           $5.66           $4.26            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(978)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                    $10.89          $9.84           $10.33          $9.97           N/A
    End of period                          $9.80           $10.89          $9.84          $10.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(719)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.61          $8.39           $9.11           $8.86           N/A
    End of period                          $10.46          $10.61          $8.39           $9.11           N/A
  Accumulation units outstanding
  at the end of period                       -             1,069           1,322            786            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.72          $10.02           N/A             N/A            N/A
    End of period                          $10.29          $11.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                    $9.13           $8.00           $7.86           $7.16           N/A
    End of period                          $9.24           $9.13           $8.00           $7.86           N/A
  Accumulation units outstanding
  at the end of period                      771              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(649)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $13.81          $11.92          $11.50         $10.45           N/A
    End of period                          $11.14          $13.81          $11.92         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.45          $12.02          $11.18          $9.26           N/A
    End of period                          $17.84          $16.45          $12.02         $11.18           N/A
  Accumulation units outstanding
  at the end of period                     1,643           1,824           2,283            819            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                    $11.14          $10.74          $10.22          $9.62           N/A
    End of period                          $11.70          $11.14          $10.74         $10.22           N/A
  Accumulation units outstanding
  at the end of period                       -              216             216             216            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.90          $14.60          $13.20         $11.67           N/A
    End of period                          $19.29          $17.90          $14.60         $13.20           N/A
  Accumulation units outstanding
  at the end of period                      735             544             572             344            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                    $13.64          $11.76          $10.88          $9.87           N/A
    End of period                          $13.50          $13.64          $11.76         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     19,698          18,256          12,115            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.15           N/A             N/A            N/A
    End of period                          $11.82          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                    $10.68          $10.44          $10.81         $10.29           N/A
    End of period                          $12.41          $10.68          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                      454              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                    $25.99          $22.04          $16.50         $14.22           N/A
    End of period                          $34.32          $25.99          $22.04         $16.50           N/A
  Accumulation units outstanding
  at the end of period                      291             623             563             516            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.67          $9.45           $8.12           N/A
    End of period                          $13.27          $12.94          $12.67          $9.45           N/A
  Accumulation units outstanding
  at the end of period                       -              703            1,029            738            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.94            N/A             N/A            N/A
    End of period                          $10.64          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1158)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.61          $13.65          $12.48         $11.30           N/A
    End of period                          $15.33          $14.61          $13.65         $12.48           N/A
  Accumulation units outstanding
  at the end of period                     2,278           1,839           1,834             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.40          $10.20          $9.52           N/A
    End of period                          $11.96          $11.68          $10.40         $10.20           N/A
  Accumulation units outstanding
  at the end of period                      867             960            1,015            247            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.58          $17.48         $15.31           N/A
    End of period                          $17.36          $19.86          $18.58         $17.48           N/A
  Accumulation units outstanding
  at the end of period                       -              248             430             259            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.02          $12.79         $11.35           N/A
    End of period                          $14.27          $14.93          $13.02         $12.79           N/A
  Accumulation units outstanding
  at the end of period                      247             259             272              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                    $5.83           $5.46           $5.46           $4.60           N/A
    End of period                          $6.52           $5.83           $5.46           $5.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                    $14.88          $15.45          $11.40         $10.16           N/A
    End of period                          $17.35          $14.88          $15.45         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     5,837           6,218           5,919             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(696)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $12.97          $11.85          $11.05         $10.36           N/A
    End of period                          $14.02          $12.97          $11.85         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     3,181           3,300           3,455             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.85          $12.13          $10.92          $9.74           N/A
    End of period                          $14.37          $13.85          $12.13         $10.92           N/A
  Accumulation units outstanding
  at the end of period                       -              447             349             246            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.63           $8.43           $7.91           $7.89           N/A
    End of period                          $9.29           $8.63           $8.43           $7.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.15          $13.02          $13.04         $12.66           N/A
    End of period                          $13.90          $13.15          $13.02         $13.04           N/A
  Accumulation units outstanding
  at the end of period                     5,113           5,276           4,338            520            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                    $21.60          $19.45          $19.79           N/A            N/A
    End of period                          $19.55          $21.60          $19.45           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(979)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                    $16.03          $14.86          $14.86         $13.83           N/A
    End of period                          $15.47          $16.03          $14.86         $14.58           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(582)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.12          $12.21         $11.90           N/A
    End of period                          $12.62          $13.08          $12.12         $12.21           N/A
  Accumulation units outstanding
  at the end of period                      649             451             484             151            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                    $20.33          $18.42          $17.99         $16.95           N/A
    End of period                          $18.72          $20.33          $18.42         $17.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                    $8.23           $7.97           $7.29           $6.16           N/A
    End of period                          $7.97           $8.23           $7.97           $7.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(655)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.15           N/A             N/A             N/A            N/A
    End of period                          $15.08           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      490             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $11.00           N/A             N/A             N/A            N/A
    End of period                          $11.38           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,463           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                    $11.57          $10.74          $10.29           N/A            N/A
    End of period                          $12.17          $11.57          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(754)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.83          $21.48          $20.89         $19.50           N/A
    End of period                          $25.00          $23.83          $21.48         $20.89           N/A
  Accumulation units outstanding
  at the end of period                      443             589             617             26             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                    $11.36          $11.13          $11.10         $11.16           N/A
    End of period                          $11.61          $11.36          $11.13         $11.10           N/A
  Accumulation units outstanding
  at the end of period                     4,348             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                    $20.04          $16.97          $16.07         $14.78           N/A
    End of period                          $21.09          $20.04          $16.97         $16.07           N/A
  Accumulation units outstanding
  at the end of period                      348             290             223             145            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.90          $24.23          $23.40         $21.88           N/A
    End of period                          $28.91          $26.90          $24.23         $23.40           N/A
  Accumulation units outstanding
  at the end of period                      477             204              16              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.27          $33.83          $30.37         $27.25           N/A
    End of period                          $40.35          $35.27          $33.83         $30.37           N/A
  Accumulation units outstanding
  at the end of period                      642             406             379              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.31          $13.07          $12.61         $11.36           N/A
    End of period                          $15.07          $15.31          $13.07         $12.61           N/A
  Accumulation units outstanding
  at the end of period                      194             183              15              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.435%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(1318)

  Accumulation unit value:
    Beginning of period                    $25.22           N/A             N/A             N/A            N/A
    End of period                          $24.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      704             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                    $28.82           N/A             N/A             N/A            N/A
    End of period                          $28.82           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      598             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                    $39.49           N/A             N/A             N/A            N/A
    End of period                          $40.22           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      436             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1318)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(600)

  Accumulation unit value:
    Beginning of period                    $17.86          $15.21          $14.64         $13.64           N/A
    End of period                          $19.10          $17.86          $15.21         $14.64           N/A
  Accumulation units outstanding
  at the end of period                       -              239             259             260            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(600)

  Accumulation unit value:
    Beginning of period                    $16.90          $15.73          $14.66         $13.86           N/A
    End of period                          $19.05          $16.90          $15.73         $14.66           N/A
  Accumulation units outstanding
  at the end of period                       -              100             108             108            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(600)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(607)

  Accumulation unit value:
    Beginning of period                    $7.31           $7.15           $6.91           $6.85           N/A
    End of period                          $8.58           $7.31           $7.15           $6.91           N/A
  Accumulation units outstanding
  at the end of period                       -              420             421             421            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.15          $12.18         $10.94           N/A
    End of period                          $16.85          $15.73          $13.15         $12.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.92          $11.32          $10.82         $10.28           N/A
    End of period                          $13.46          $11.92          $11.32         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(776)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(776)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.43           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.64          $12.21          $11.54         $11.01           N/A
    End of period                          $14.82          $13.64          $12.21         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       76              76              81             82             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.78          $17.36          $15.84         $15.18           N/A
    End of period                          $19.25          $17.78          $17.36         $15.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.25           $8.86           N/A
    End of period                           N/A             N/A            $8.39           $9.25           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.43          $9.71           $9.04           N/A
    End of period                          $11.88          $11.27          $10.43          $9.71           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                    $23.07          $20.86          $20.98         $20.33           N/A
    End of period                          $27.15          $23.07          $20.86         $20.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $24.61          $24.11          $23.60         $22.67           N/A
    End of period                          $26.35          $24.61          $24.11         $23.60           N/A
  Accumulation units outstanding
  at the end of period                       19              19              30             31             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.43          $15.90          $15.76         $14.89           N/A
    End of period                          $17.11          $17.43          $15.90         $15.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.03          $17.95          $17.94         $16.10           N/A
    End of period                          $23.00          $21.03          $17.95         $17.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      863             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                    $10.80          $9.98            N/A             N/A            N/A
    End of period                          $10.73          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1107)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                    $12.47          $10.85          $10.54           N/A            N/A
    End of period                          $11.42          $12.47          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(854)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.22          $16.86          $16.84         $15.89           N/A
    End of period                          $17.98          $17.22          $16.86         $16.84           N/A
  Accumulation units outstanding
  at the end of period                       66              66              78             79             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.66          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.52          $11.27          $9.74           $8.59           N/A
    End of period                          $15.86          $14.52          $11.27          $9.74           N/A
  Accumulation units outstanding
  at the end of period                      120             120             130             130            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.51          $19.67          $18.99         $16.94           N/A
    End of period                          $22.66          $21.51          $19.67         $18.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.17          $14.07          $14.08         $13.65           N/A
    End of period                          $14.71          $14.17          $14.07         $14.08           N/A
  Accumulation units outstanding
  at the end of period                      142             142             164             164            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.74           N/A             N/A            N/A
    End of period                          $13.91          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.05          $17.04          $16.05         $13.97           N/A
    End of period                          $18.10          $19.05          $17.04         $16.05           N/A
  Accumulation units outstanding
  at the end of period                       96              96             105             105            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.85          $13.91          $13.62         $12.30           N/A
    End of period                          $14.42          $15.85          $13.91         $13.62           N/A
  Accumulation units outstanding
  at the end of period                       7               7               12             12             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.76          $10.74          $11.34          $9.86           N/A
    End of period                          $11.15          $11.76          $10.74         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.71          $10.77         $10.50           N/A
    End of period                          $11.25          $10.83          $10.71         $10.77           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.25           $4.31           $3.94           N/A
    End of period                          $5.74           $5.64           $4.25           $4.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.07           N/A            N/A
    End of period                          $9.76           $10.86          $9.81            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(762)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.58          $8.37           $9.09           $8.85           N/A
    End of period                          $10.43          $10.58          $8.37           $9.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.71          $10.04           N/A             N/A            N/A
    End of period                          $10.29          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.10           $7.98           $7.85           $7.28           N/A
    End of period                          $9.21           $9.10           $7.98           $7.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.76          $11.88          $11.48         $10.33           N/A
    End of period                          $11.10          $13.76          $11.88         $11.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.40          $11.99          $11.15          $9.24           N/A
    End of period                          $17.78          $16.40          $11.99         $11.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.71          $10.20         $10.52           N/A
    End of period                          $11.66          $11.11          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.58          $13.18         $11.66           N/A
    End of period                          $19.24          $17.86          $14.58         $13.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88         $10.31           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(703)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                    $10.66          $10.74           N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1212)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81         $10.24           N/A
    End of period                          $12.40          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.91          $21.98          $16.47         $13.90           N/A
    End of period                          $34.20          $25.91          $21.98         $16.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.90          $12.63          $9.43           $8.10           N/A
    End of period                          $13.22          $12.90          $12.63          $9.43           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.59          $13.63          $12.47         $11.29           N/A
    End of period                          $15.29          $14.59          $13.63         $12.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.38          $10.19          $9.51           N/A
    End of period                          $11.93          $11.66          $10.38         $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.80          $18.54          $17.44         $15.28           N/A
    End of period                          $17.30          $19.80          $18.54         $17.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.90          $13.00          $12.78         $11.34           N/A
    End of period                          $14.23          $14.90          $13.00         $12.78           N/A
  Accumulation units outstanding
  at the end of period                       65              65              65             65             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.42           $5.42           $5.28           N/A
    End of period                          $6.46           $5.78           $5.42           $5.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40         $11.43           N/A
    End of period                          $17.33          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(735)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05         $10.77           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(716)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.11          $10.91          $9.72           N/A
    End of period                          $14.33          $13.82          $12.11         $10.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.61           $8.41           $7.90           $7.88           N/A
    End of period                          $9.27           $8.61           $8.41           $7.90           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.11          $12.98          $13.00         $12.63           N/A
    End of period                          $13.84          $13.11          $12.98         $13.00           N/A
  Accumulation units outstanding
  at the end of period                      237             238             277             278            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.50          $19.37          $18.25         $16.64           N/A
    End of period                          $19.45          $21.50          $19.37         $18.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.95          $14.79          $14.79         $14.07           N/A
    End of period                          $15.39          $15.95          $14.79         $14.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.03          $12.08          $12.18         $11.86           N/A
    End of period                          $12.57          $13.03          $12.08         $12.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.23          $18.34          $17.92         $16.84           N/A
    End of period                          $18.63          $20.23          $18.34         $17.92           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.15           $7.89           $7.22           $6.45           N/A
    End of period                          $7.89           $8.15           $7.89           $7.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.72          $21.39          $20.81         $19.43           N/A
    End of period                          $24.88          $23.72          $21.39         $20.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.30          $11.08          $11.06         $11.17           N/A
    End of period                          $11.55          $11.30          $11.08         $11.06           N/A
  Accumulation units outstanding
  at the end of period                       73              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $20.00          $16.95          $16.06         $14.70           N/A
    End of period                          $21.05          $20.00          $16.95         $16.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.77          $24.13          $23.31         $21.80           N/A
    End of period                          $28.76          $26.77          $24.13         $23.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.11          $33.68          $30.25         $27.16           N/A
    End of period                          $40.15          $35.11          $33.68         $30.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.27          $13.04          $12.59         $11.34           N/A
    End of period                          $15.02          $15.27          $13.04         $12.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $17.86          $15.20          $14.64         $13.18           N/A
    End of period                          $19.09          $17.86          $15.20         $14.64           N/A
  Accumulation units outstanding
  at the end of period                       -             5,033           1,555           1,076           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $16.89          $15.73          $14.65         $13.29           N/A
    End of period                          $19.05          $16.89          $15.73         $14.65           N/A
  Accumulation units outstanding
  at the end of period                       -             1,786            475             436            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $7.31           $7.15           $6.91           $6.52           N/A
    End of period                          $8.57           $7.31           $7.15           $6.91           N/A
  Accumulation units outstanding
  at the end of period                       -             2,458           2,528           2,292           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.15          $12.17         $10.30           N/A
    End of period                          $16.84          $15.72          $13.15         $12.17           N/A
  Accumulation units outstanding
  at the end of period                     1,540           2,131           2,566            441            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.91          $11.32          $10.82         $10.28           N/A
    End of period                          $13.45          $11.91          $11.32         $10.82           N/A
  Accumulation units outstanding
  at the end of period                      120             420             315              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.32          $11.51          $10.21           N/A            N/A
    End of period                          $12.70          $15.32          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.63          $12.20          $11.53         $11.01           N/A
    End of period                          $14.81          $13.63          $12.20         $11.53           N/A
  Accumulation units outstanding
  at the end of period                      318             336             377             343            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.76          $17.34          $15.82         $15.17           N/A
    End of period                          $19.23          $17.76          $17.34         $15.82           N/A
  Accumulation units outstanding
  at the end of period                       -              115             768             40             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.24           $8.62           N/A
    End of period                           N/A             N/A            $8.37           $9.24           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.42          $9.70           $9.04           N/A
    End of period                          $11.87          $11.27          $10.42          $9.70           N/A
  Accumulation units outstanding
  at the end of period                      234             234             470             129            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                    $23.04          $20.84          $20.95         $18.74           N/A
    End of period                          $27.12          $23.04          $20.84         $20.95           N/A
  Accumulation units outstanding
  at the end of period                       -               -              108              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                    $24.58          $24.08          $23.37           N/A            N/A
    End of period                          $26.31          $24.58          $24.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       88              88              88             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.41          $15.88          $15.74         $14.88           N/A
    End of period                          $17.08          $17.41          $15.88         $15.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $21.01          $17.93          $17.93         $16.09           N/A
    End of period                          $22.98          $21.01          $17.93         $17.93           N/A
  Accumulation units outstanding
  at the end of period                      622             725             157              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,213            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.79            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,215            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $12.46          $10.85          $10.61           N/A            N/A
    End of period                          $11.41          $12.46          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.20          $16.84          $16.82         $15.88           N/A
    End of period                          $17.96          $17.20          $16.84         $16.82           N/A
  Accumulation units outstanding
  at the end of period                     5,968           5,636           2,675            734            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                    $12.65          $11.21          $10.45           N/A            N/A
    End of period                          $12.69          $12.65          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      337              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(843)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.09           N/A             N/A            N/A
    End of period                          $10.37          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1174)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.50          $11.26          $9.73           $8.58           N/A
    End of period                          $15.84          $14.50          $11.26          $9.73           N/A
  Accumulation units outstanding
  at the end of period                     1,102           2,178           1,029            131            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.48          $19.65          $18.97         $16.93           N/A
    End of period                          $22.63          $21.48          $19.65         $18.97           N/A
  Accumulation units outstanding
  at the end of period                       68             355             350              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.16          $14.05          $14.07         $13.64           N/A
    End of period                          $14.69          $14.16          $14.05         $14.07           N/A
  Accumulation units outstanding
  at the end of period                     19,303          20,098          19,541          1,339           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.14           N/A             N/A            N/A
    End of period                          $13.90          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.03          $17.03          $16.04         $13.96           N/A
    End of period                          $18.08          $19.03          $17.03         $16.04           N/A
  Accumulation units outstanding
  at the end of period                     2,278           1,825            612             405            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.84          $13.90          $13.61         $12.29           N/A
    End of period                          $14.40          $15.84          $13.90         $13.61           N/A
  Accumulation units outstanding
  at the end of period                     1,072           1,162            454             289            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.75          $10.73          $11.33          $9.86           N/A
    End of period                          $11.14          $11.75          $10.73         $11.33           N/A
  Accumulation units outstanding
  at the end of period                     3,448           3,256           3,165             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.70          $10.77         $10.50           N/A
    End of period                          $11.24          $10.83          $10.70         $10.77           N/A
  Accumulation units outstanding
  at the end of period                     2,710           3,012           3,082            365            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $5.64           $4.24           $4.31           $3.83           N/A
    End of period                          $5.73           $5.64           $4.24           $4.31           N/A
  Accumulation units outstanding
  at the end of period                      106             105             149             144            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $10.86          $9.81           $10.30          $9.55           N/A
    End of period                          $9.76           $10.86          $9.81          $10.30           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.57          $8.36           $9.09           $8.84           N/A
    End of period                          $10.42          $10.57          $8.36           $9.09           N/A
  Accumulation units outstanding
  at the end of period                     7,610           6,240           6,875           1,941           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                    $11.71          $9.88            N/A             N/A            N/A
    End of period                          $10.28          $11.71           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1008)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.09           $7.98           $7.84           $7.28           N/A
    End of period                          $9.20           $9.09           $7.98           $7.84           N/A
  Accumulation units outstanding
  at the end of period                     1,125             35              82              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                    $13.75          $11.88          $11.47         $10.28           N/A
    End of period                          $11.09          $13.75          $11.88         $11.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(632)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.39          $11.99          $11.15          $9.23           N/A
    End of period                          $17.76          $16.39          $11.99         $11.15           N/A
  Accumulation units outstanding
  at the end of period                     4,126           4,615           5,179           1,588           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.71          $10.20         $10.51           N/A
    End of period                          $11.65          $11.10          $10.71         $10.20           N/A
  Accumulation units outstanding
  at the end of period                      303              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.86          $14.57          $13.18         $11.66           N/A
    End of period                          $19.23          $17.86          $14.57         $13.18           N/A
  Accumulation units outstanding
  at the end of period                     1,419           1,823           1,816            377            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.75          $10.88          $9.72           N/A
    End of period                          $13.48          $13.62          $11.75         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     42,919          47,709          61,157           498            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(686)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.16            N/A             N/A            N/A
    End of period                          $11.81          $10.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1096)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $10.67          $10.44          $10.81          $9.84           N/A
    End of period                          $12.39          $10.67          $10.44         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     1,783           1,853           1,709           1,628           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                    $25.89          $21.97          $16.46         $14.17           N/A
    End of period                          $34.17          $25.89          $21.97         $16.46           N/A
  Accumulation units outstanding
  at the end of period                      985            1,022            823             279            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.89          $12.63          $9.43           $8.10           N/A
    End of period                          $13.21          $12.89          $12.63          $9.43           N/A
  Accumulation units outstanding
  at the end of period                     5,001           5,105           5,574           1,743           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.78            N/A             N/A            N/A
    End of period                          $10.63          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1082)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.58          $13.62          $12.47         $11.29           N/A
    End of period                          $15.28          $14.58          $13.62         $12.47           N/A
  Accumulation units outstanding
  at the end of period                     3,288           3,398           3,358           2,512           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.65          $10.38          $10.19          $9.51           N/A
    End of period                          $11.92          $11.65          $10.38         $10.19           N/A
  Accumulation units outstanding
  at the end of period                     9,187           9,624           9,800           6,720           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.79          $18.52          $17.43         $15.27           N/A
    End of period                          $17.29          $19.79          $18.52         $17.43           N/A
  Accumulation units outstanding
  at the end of period                     3,310           3,032           2,816            959            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.90          $12.99          $12.78         $11.34           N/A
    End of period                          $14.22          $14.90          $12.99         $12.78           N/A
  Accumulation units outstanding
  at the end of period                     1,237           1,270           1,336            392            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $5.78           $5.41           $5.42           $5.06           N/A
    End of period                          $6.46           $5.78           $5.41           $5.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                    $14.86          $15.44          $11.40          $9.77           N/A
    End of period                          $17.32          $14.86          $15.44         $11.40           N/A
  Accumulation units outstanding
  at the end of period                     1,041           3,252           1,611            110            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.84          $11.05          $9.88           N/A
    End of period                          $14.00          $12.96          $11.84         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      303             352             374             374            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(679)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.81          $12.10          $10.90          $9.72           N/A
    End of period                          $14.33          $13.81          $12.10         $10.90           N/A
  Accumulation units outstanding
  at the end of period                      959             607            1,418             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.60           $8.41           $7.89           $7.88           N/A
    End of period                          $9.26           $8.60           $8.41           $7.89           N/A
  Accumulation units outstanding
  at the end of period                       -              459             350              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.09          $12.97          $12.99         $12.62           N/A
    End of period                          $13.83          $13.09          $12.97         $12.99           N/A
  Accumulation units outstanding
  at the end of period                     9,495           7,987           3,762           2,884           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                    $21.47          $19.35          $18.23         $18.07           N/A
    End of period                          $19.43          $21.47          $19.35         $18.23           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(726)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.94          $14.78          $14.78         $14.06           N/A
    End of period                          $15.38          $15.94          $14.78         $14.51           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $13.02          $12.07          $12.17         $11.86           N/A
    End of period                          $12.56          $13.02          $12.07         $12.17           N/A
  Accumulation units outstanding
  at the end of period                     1,010           1,058           1,419            51             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.21          $18.32          $17.90         $16.82           N/A
    End of period                          $18.61          $20.21          $18.32         $17.90           N/A
  Accumulation units outstanding
  at the end of period                       -               56              56              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.14           $7.89           $7.21           $6.45           N/A
    End of period                          $7.88           $8.14           $7.89           $7.21           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.69          $21.36          $20.79         $19.41           N/A
    End of period                          $24.85          $23.69          $21.36         $20.79           N/A
  Accumulation units outstanding
  at the end of period                      149             149             150              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.29          $11.07          $11.05         $11.16           N/A
    End of period                          $11.54          $11.29          $11.07         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     3,004             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $19.99          $16.95          $16.06         $14.70           N/A
    End of period                          $21.04          $19.99          $16.95         $16.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.74          $24.10          $23.28         $21.78           N/A
    End of period                          $28.73          $26.74          $24.10         $23.28           N/A
  Accumulation units outstanding
  at the end of period                     2,637           3,122             -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $35.07          $33.65          $30.23         $27.13           N/A
    End of period                          $40.10          $35.07          $33.65         $30.23           N/A
  Accumulation units outstanding
  at the end of period                      696             144             430              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.26          $13.03          $12.58         $11.34           N/A
    End of period                          $15.01          $15.26          $13.03         $12.58           N/A
  Accumulation units outstanding
  at the end of period                     1,686           1,576           1,550           1,297           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                    $24.41           N/A             N/A             N/A            N/A
    End of period                          $26.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      126             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.43           N/A             N/A             N/A            N/A
    End of period                          $11.40           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      539             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(1224)

  Accumulation unit value:
    Beginning of period                    $14.13           N/A             N/A             N/A            N/A
    End of period                          $14.60           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      448             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                    $24.81           N/A             N/A             N/A            N/A
    End of period                          $34.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      255             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                    $12.61           N/A             N/A             N/A            N/A
    End of period                          $13.16           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      457             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                    $34.79           N/A             N/A             N/A            N/A
    End of period                          $39.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       90             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(1224)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $17.79          $15.16          $14.61         $13.16           N/A
    End of period                          $19.01          $17.79          $15.16         $14.61           N/A
  Accumulation units outstanding
  at the end of period                       -             1,644           1,689            688            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $16.82          $15.68          $14.62         $13.27           N/A
    End of period                          $18.96          $16.82          $15.68         $14.62           N/A
  Accumulation units outstanding
  at the end of period                       -              560             579             148            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                    $7.27           $7.12           $6.89           $6.50           N/A
    End of period                          $8.53           $7.27           $7.12           $6.89           N/A
  Accumulation units outstanding
  at the end of period                       -             3,467           3,569           1,333           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                    $15.57          $13.03          $12.07         $10.22           N/A
    End of period                          $16.66          $15.57          $13.03         $12.07           N/A
  Accumulation units outstanding
  at the end of period                      744             760             778             385            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.28          $10.79         $10.25           N/A
    End of period                          $13.38          $11.86          $11.28         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                    $15.30          $11.99           N/A             N/A            N/A
    End of period                          $12.67          $15.30           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.57          $12.16          $11.50         $10.98           N/A
    End of period                          $14.73          $13.57          $12.16         $11.50           N/A
  Accumulation units outstanding
  at the end of period                      687             701             717             377            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.37          $9.66           $9.01           N/A
    End of period                          $11.79          $11.20          $10.37          $9.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $24.34          $23.87          $23.39         $22.48           N/A
    End of period                          $26.03          $24.34          $23.87         $23.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.83          $17.79          $17.80         $15.99           N/A
    End of period                          $22.76          $20.83          $17.79         $17.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                    $12.45          $10.85          $11.01           N/A            N/A
    End of period                          $11.39          $12.45          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(960)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.04          $16.69          $16.68         $15.76           N/A
    End of period                          $17.77          $17.04          $16.69         $16.68           N/A
  Accumulation units outstanding
  at the end of period                      212             221             232              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.20          $11.05           N/A            N/A
    End of period                          $12.66          $12.64          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(956)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                    $10.14          $10.14           N/A             N/A            N/A
    End of period                          $10.36          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1221)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                    $14.39          $11.19          $9.68           $8.76           N/A
    End of period                          $15.71          $14.39          $11.19          $9.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.27          $19.47          $18.81         $16.80           N/A
    End of period                          $22.39          $21.27          $19.47         $18.81           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.93          $13.96         $13.53           N/A
    End of period                          $14.54          $14.02          $13.93         $13.96           N/A
  Accumulation units outstanding
  at the end of period                      503             526             550              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.89          $16.91          $15.95         $13.89           N/A
    End of period                          $17.93          $18.89          $16.91         $15.95           N/A
  Accumulation units outstanding
  at the end of period                      506             522             540             147            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.72          $13.81          $13.53         $12.23           N/A
    End of period                          $14.28          $15.72          $13.81         $13.53           N/A
  Accumulation units outstanding
  at the end of period                      606             618             631             340            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.67          $11.28          $9.81           N/A
    End of period                          $11.06          $11.68          $10.67         $11.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.67          $10.74         $10.48           N/A
    End of period                          $11.18          $10.78          $10.67         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.75           $9.67            N/A            N/A
    End of period                          $9.69           $10.78          $9.75            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(947)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.51          $8.32           $9.04           $8.81           N/A
    End of period                          $10.34          $10.51          $8.32           $9.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.01           N/A             N/A            N/A
    End of period                          $10.27          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1030)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                    $9.03           $7.93           $7.77            N/A            N/A
    End of period                          $9.14           $9.03           $7.93            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(899)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                    $13.67          $11.81          $11.42         $10.73           N/A
    End of period                          $11.01          $13.67          $11.81         $11.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(664)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.28          $11.92          $11.10          $9.20           N/A
    End of period                          $17.64          $16.28          $11.92         $11.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.65          $10.15          $9.47           N/A
    End of period                          $11.57          $11.03          $10.65         $10.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.78          $14.52          $13.15         $11.64           N/A
    End of period                          $19.13          $17.78          $14.52         $13.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.74          $10.54           N/A            N/A
    End of period                          $13.44          $13.60          $11.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.38            N/A             N/A            N/A
    End of period                          $12.36          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                    $25.73          $21.85          $16.38         $16.07           N/A
    End of period                          $33.93          $25.73          $21.85         $16.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.56          $9.38           $8.06           N/A
    End of period                          $13.12          $12.81          $12.56          $9.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.44            N/A             N/A            N/A
    End of period                          $10.62          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1108)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.58          $12.44         $11.26           N/A
    End of period                          $15.21          $14.52          $13.58         $12.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.60          $10.34          $10.16          $9.49           N/A
    End of period                          $11.86          $11.60          $10.34         $10.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.66          $18.42          $17.35         $15.21           N/A
    End of period                          $17.16          $19.66          $18.42         $17.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.95          $12.74         $11.31           N/A
    End of period                          $14.15          $14.83          $12.95         $12.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.38           $5.39           $5.08           N/A
    End of period                          $6.41           $5.74           $5.38           $5.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.43          $11.40         $11.44           N/A
    End of period                          $17.27          $14.83          $15.43         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.83          $11.10           N/A            N/A
    End of period                          $13.96          $12.93          $11.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(929)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.75          $12.05          $10.87          $9.70           N/A
    End of period                          $14.25          $13.75          $12.05         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.00          $12.88          $12.92         $12.55           N/A
    End of period                          $13.71          $13.00          $12.88         $12.92           N/A
  Accumulation units outstanding
  at the end of period                     1,290           1,327           1,367            474            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.78          $14.65          $14.65         $13.95           N/A
    End of period                          $15.21          $15.78          $14.65         $14.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.92          $11.99          $12.10         $11.79           N/A
    End of period                          $12.46          $12.92          $11.99         $12.10           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $20.01          $18.16          $17.76         $16.69           N/A
    End of period                          $18.41          $20.01          $18.16         $17.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.40          $10.17           N/A            N/A
    End of period                          $11.33          $10.94          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.72          $10.32           N/A            N/A
    End of period                          $12.12          $11.54          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.46          $21.17          $20.62         $19.27           N/A
    End of period                          $24.58          $23.46          $21.17         $20.62           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.18          $10.97          $10.96         $11.06           N/A
    End of period                          $11.41          $11.18          $10.97         $10.96           N/A
  Accumulation units outstanding
  at the end of period                     6,114             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                    $19.92          $16.90          $16.03         $14.89           N/A
    End of period                          $20.94          $19.92          $16.90         $16.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(680)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.48          $23.89          $23.09         $21.61           N/A
    End of period                          $28.42          $26.48          $23.89         $23.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $34.72          $33.35          $29.98         $26.93           N/A
    End of period                          $39.67          $34.72          $33.35         $29.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.17          $12.97          $12.53         $11.30           N/A
    End of period                          $14.92          $15.17          $12.97         $12.53           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(628)

  Accumulation unit value:
    Beginning of period                    $17.78          $15.15          $14.60         $13.46           N/A
    End of period                          $18.99          $17.78          $15.15         $14.60           N/A
  Accumulation units outstanding
  at the end of period                       -              308             309             309            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(628)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.54          $13.01          $12.06         $10.84           N/A
    End of period                          $16.63          $15.54          $13.01         $12.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.27          $10.78         $10.25           N/A
    End of period                          $13.37          $11.85          $11.27         $10.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.58          $10.06          $10.06           N/A            N/A
    End of period                          $11.93          $10.58          $10.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                    $15.29          $11.50          $11.52           N/A            N/A
    End of period                          $12.67          $15.29          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(880)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.56          $12.15          $11.50         $10.98           N/A
    End of period                          $14.72          $13.56          $12.15         $11.50           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.57          $17.17          $15.68         $15.04           N/A
    End of period                          $19.01          $17.57          $17.17         $15.68           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.17           $8.78           N/A
    End of period                           N/A             N/A            $8.31           $9.17           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.36          $9.66           $9.00           N/A
    End of period                          $11.78          $11.19          $10.36          $9.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                    $22.77          $20.62          $18.93           N/A            N/A
    End of period                          $26.78          $22.77          $20.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(839)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                    $24.30          $23.83          $23.35         $22.77           N/A
    End of period                          $25.98          $24.30          $23.83         $23.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.23          $15.73          $15.61         $14.76           N/A
    End of period                          $16.89          $17.23          $15.73         $15.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.80          $17.77          $17.78         $15.97           N/A
    End of period                          $22.72          $20.80          $17.77         $17.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.29           N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      520              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1160)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.93           N/A            N/A
    End of period                          $11.38          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(907)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $17.01          $16.66          $16.66         $15.73           N/A
    End of period                          $17.73          $17.01          $16.66         $16.66           N/A
  Accumulation units outstanding
  at the end of period                     1,405           1,473           1,162             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $10.77           N/A            N/A
    End of period                          $12.66          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(852)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.99            N/A             N/A            N/A
    End of period                          $10.35          $10.14           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.38          $11.17          $9.67           $8.53           N/A
    End of period                          $15.69          $14.38          $11.17          $9.67           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.24          $19.44          $18.79         $16.78           N/A
    End of period                          $22.34          $21.24          $19.44         $18.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.99          $13.90          $13.94         $13.51           N/A
    End of period                          $14.51          $13.99          $13.90         $13.94           N/A
  Accumulation units outstanding
  at the end of period                     1,227           1,287            888              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.13           N/A             N/A            N/A
    End of period                          $13.88          $10.81           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.87          $16.89          $15.93         $13.88           N/A
    End of period                          $17.91          $18.87          $16.89         $15.93           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.70          $13.79          $13.52         $12.22           N/A
    End of period                          $14.26          $15.70          $13.79         $13.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.66          $11.27          $9.81           N/A
    End of period                          $11.05          $11.67          $10.66         $11.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.66          $10.74         $10.48           N/A
    End of period                          $11.17          $10.77          $10.66         $10.74           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                    $5.59           $4.22           $4.28           $3.92           N/A
    End of period                          $5.69           $5.59           $4.22           $4.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                    $10.77          $9.74           $9.32            N/A            N/A
    End of period                          $9.67           $10.77          $9.74            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(814)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.49          $8.31           $9.04           $8.80           N/A
    End of period                          $10.33          $10.49          $8.31           $9.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.04           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1003)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $9.02           $7.92           $7.80           $7.24           N/A
    End of period                          $9.13           $9.02           $7.92           $7.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.65          $11.80          $11.41         $10.28           N/A
    End of period                          $10.99          $13.65          $11.80         $11.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.26          $11.91          $11.09          $9.19           N/A
    End of period                          $17.61          $16.26          $11.91         $11.09           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.02          $10.64          $10.14         $10.46           N/A
    End of period                          $11.55          $11.02          $10.64         $10.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.77          $14.51          $13.14         $11.63           N/A
    End of period                          $19.12          $17.77          $14.51         $13.14           N/A
  Accumulation units outstanding
  at the end of period                      136             143             116              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                    $13.59          $11.73          $10.88         $10.53           N/A
    End of period                          $13.44          $13.59          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                      245             257             207              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(712)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.16            N/A             N/A            N/A
    End of period                          $11.79          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1098)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.42          $9.89            N/A            N/A
    End of period                          $12.35          $10.64          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(755)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.70          $21.83          $16.37         $13.83           N/A
    End of period                          $33.88          $25.70          $21.83         $16.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.80          $12.54          $9.38           $8.06           N/A
    End of period                          $13.10          $12.80          $12.54          $9.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.68            N/A             N/A            N/A
    End of period                          $10.62          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.51          $13.57          $12.43         $11.26           N/A
    End of period                          $15.19          $14.51          $13.57         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     1,184           1,241           1,121             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.33          $10.16          $9.49           N/A
    End of period                          $11.85          $11.59          $10.33         $10.16           N/A
  Accumulation units outstanding
  at the end of period                     1,372           1,438           1,147             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.64          $18.40          $17.33         $15.20           N/A
    End of period                          $17.14          $19.64          $18.40         $17.33           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.82          $12.94          $12.74         $11.31           N/A
    End of period                          $14.14          $14.82          $12.94         $12.74           N/A
  Accumulation units outstanding
  at the end of period                      364             381             308              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.73           $5.38           $5.39           $5.07           N/A
    End of period                          $6.40           $5.73           $5.38           $5.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                    $14.83          $15.42          $11.40         $11.40           N/A
    End of period                          $17.27          $14.83          $15.42         $11.40           N/A
  Accumulation units outstanding
  at the end of period                      136             143             116              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(731)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                    $12.93          $11.82          $11.05         $10.86           N/A
    End of period                          $13.96          $12.93          $11.82         $11.05           N/A
  Accumulation units outstanding
  at the end of period                      246             257             206              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.73          $12.05          $10.86          $9.69           N/A
    End of period                          $14.23          $13.73          $12.05         $10.86           N/A
  Accumulation units outstanding
  at the end of period                      459             460             461             461            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.56           $8.37           $7.86           $7.86           N/A
    End of period                          $9.21           $8.56           $8.37           $7.86           N/A
  Accumulation units outstanding
  at the end of period                       -              576             577             577            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $12.98          $12.87          $12.90         $12.54           N/A
    End of period                          $13.69          $12.98          $12.87         $12.90           N/A
  Accumulation units outstanding
  at the end of period                      330             331             331             332            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.22          $19.14          $18.06         $16.48           N/A
    End of period                          $19.19          $21.22          $19.14         $18.06           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.75          $14.62          $14.62         $13.93           N/A
    End of period                          $15.18          $15.75          $14.62         $14.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.98          $12.09         $11.78           N/A
    End of period                          $12.44          $12.91          $11.98         $12.09           N/A
  Accumulation units outstanding
  at the end of period                      781             819             649              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.98          $18.13          $17.73         $16.67           N/A
    End of period                          $18.37          $19.98          $18.13         $17.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.09           $7.85           $7.18           $6.42           N/A
    End of period                          $7.82           $8.09           $7.85           $7.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.42          $21.14          $20.59         $19.24           N/A
    End of period                          $24.53          $23.42          $21.14         $20.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.16          $10.95          $10.94         $11.06           N/A
    End of period                          $11.39          $11.16          $10.95         $10.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $19.91          $16.89          $16.02         $14.68           N/A
    End of period                          $20.93          $19.91          $16.89         $16.02           N/A
  Accumulation units outstanding
  at the end of period                      287             288             288             289            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.43          $23.85          $23.06         $21.58           N/A
    End of period                          $28.37          $26.43          $23.85         $23.06           N/A
  Accumulation units outstanding
  at the end of period                      188              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $34.66          $33.29          $29.94         $26.89           N/A
    End of period                          $39.60          $34.66          $33.29         $29.94           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.16          $12.96          $12.52         $11.29           N/A
    End of period                          $14.90          $15.16          $12.96         $12.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                    $15.48          $13.60           N/A             N/A            N/A
    End of period                          $16.56          $15.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.82           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(853)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                    $20.72          $17.71          $16.46           N/A            N/A
    End of period                          $22.63          $20.72          $17.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.54           N/A             N/A            N/A
    End of period                          $10.71          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.44          $10.84          $10.85           N/A            N/A
    End of period                          $11.37          $12.44          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                    $12.63          $11.20          $11.10           N/A            N/A
    End of period                          $12.64          $12.63          $11.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.00           N/A             N/A            N/A
    End of period                          $10.35          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1119)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.85          $13.89         $13.87           N/A
    End of period                          $14.44          $13.94          $13.85         $13.89           N/A
  Accumulation units outstanding
  at the end of period                       -              353             799              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(697)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(1185)

  Accumulation unit value:
    Beginning of period                    $15.65          $14.89           N/A             N/A            N/A
    End of period                          $14.21          $15.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.65          $10.76           N/A            N/A
    End of period                          $11.15          $10.75          $10.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.72           $9.78            N/A            N/A
    End of period                          $9.64           $10.74          $9.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.12           N/A             N/A            N/A
    End of period                          $10.26          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                    $13.61          $12.13           N/A             N/A            N/A
    End of period                          $10.96          $13.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(987)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88         $10.65           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -             3,076           7,698             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(724)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                    $13.71          $12.03          $11.53           N/A            N/A
    End of period                          $14.20          $13.71          $12.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(911)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                    $12.94          $12.83          $12.87         $12.84           N/A
    End of period                          $13.64          $12.94          $12.83         $12.87           N/A
  Accumulation units outstanding
  at the end of period                       -              568            1,294             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                    $8.07           $7.67            N/A             N/A            N/A
    End of period                          $7.80           $8.07            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                    $10.93          $10.40          $10.17           N/A            N/A
    End of period                          $11.31          $10.93          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(788)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.06          $11.39           N/A            N/A
    End of period                          $13.95          $13.18          $12.06           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division(740)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.91          $10.88           N/A            N/A
    End of period                          $11.34          $11.11          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(618)

  Accumulation unit value:
    Beginning of period                    $17.74          $15.12          $14.58         $13.48           N/A
    End of period                          $18.94          $17.74          $15.12         $14.58           N/A
  Accumulation units outstanding
  at the end of period                       -             3,132           2,357           1,831           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(618)

  Accumulation unit value:
    Beginning of period                    $16.77          $15.64          $14.60         $13.29           N/A
    End of period                          $18.90          $16.77          $15.64         $14.60           N/A
  Accumulation units outstanding
  at the end of period                       -             1,222            873             701            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(618)

  Accumulation unit value:
    Beginning of period                    $7.24           $7.10           $6.87           $6.44           N/A
    End of period                          $8.49           $7.24           $7.10           $6.87           N/A
  Accumulation units outstanding
  at the end of period                       -             6,701           4,661           3,522           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $15.45          $12.94          $12.00         $10.80           N/A
    End of period                          $16.53          $15.45          $12.94         $12.00           N/A
  Accumulation units outstanding
  at the end of period                      995            1,027            808             578            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.25          $10.76         $10.24           N/A
    End of period                          $13.33          $11.82          $11.25         $10.76           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                    $10.55          $10.04          $10.04           N/A            N/A
    End of period                          $11.89          $10.55          $10.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity
II Division(983)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                    $15.28          $11.50          $10.38           N/A            N/A
    End of period                          $12.65          $15.28          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.53          $12.13          $11.48         $10.97           N/A
    End of period                          $14.68          $13.53          $12.13         $11.48           N/A
  Accumulation units outstanding
  at the end of period                      908             835             625             447            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.47          $17.08          $15.61         $14.98           N/A
    End of period                          $18.90          $17.47          $17.08         $15.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.14           $8.76           N/A
    End of period                           N/A             N/A            $8.28           $9.14           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.33          $9.63           $8.99           N/A
    End of period                          $11.73          $11.15          $10.33          $9.63           N/A
  Accumulation units outstanding
  at the end of period                       -               40              51             55             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                    $22.64          $20.51          $20.65         $18.88           N/A
    End of period                          $26.61          $22.64          $20.51         $20.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(593)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $24.15          $23.70          $23.24         $22.34           N/A
    End of period                          $25.82          $24.15          $23.70         $23.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $17.14          $15.66          $15.55         $14.71           N/A
    End of period                          $16.80          $17.14          $15.66         $15.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                    $20.69          $17.68          $17.70         $15.91           N/A
    End of period                          $22.59          $20.69          $17.68         $17.70           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,257            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.83            N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      837              -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1097)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,608            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.43          $10.84          $10.87           N/A            N/A
    End of period                          $11.37          $12.43          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.91          $16.58          $16.58         $15.66           N/A
    End of period                          $17.62          $16.91          $16.58         $16.58           N/A
  Accumulation units outstanding
  at the end of period                     2,046           2,098           1,479            989            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                    $12.62          $11.19          $10.69           N/A            N/A
    End of period                          $12.64          $12.62          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      790              -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.98            N/A             N/A            N/A
    End of period                          $10.35          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.31          $11.13          $9.63           $8.50           N/A
    End of period                          $15.61          $14.31          $11.13          $9.63           N/A
  Accumulation units outstanding
  at the end of period                       -               43              54             59             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $21.11          $19.34          $18.70         $16.70           N/A
    End of period                          $22.20          $21.11          $19.34         $18.70           N/A
  Accumulation units outstanding
  at the end of period                      167             189             195             198            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $13.91          $13.83          $13.87         $13.46           N/A
    End of period                          $14.42          $13.91          $13.83         $13.87           N/A
  Accumulation units outstanding
  at the end of period                     3,708           3,780           2,645           1,756           N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                    $10.80          $8.85            N/A             N/A            N/A
    End of period                          $13.87          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1104)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $18.78          $16.83          $15.87         $13.83           N/A
    End of period                          $17.82          $18.78          $16.83         $15.87           N/A
  Accumulation units outstanding
  at the end of period                     1,070           1,135            814             651            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $15.63          $13.74          $13.47         $12.18           N/A
    End of period                          $14.19          $15.63          $13.74         $13.47           N/A
  Accumulation units outstanding
  at the end of period                      872             724             541             377            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.62          $10.63          $11.24          $9.78           N/A
    End of period                          $11.00          $11.62          $10.63         $11.24           N/A
  Accumulation units outstanding
  at the end of period                      261             261             261             261            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                    $10.75          $10.64          $10.72         $10.46           N/A
    End of period                          $11.14          $10.75          $10.64         $10.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $5.57           $4.20           $4.27           $3.77           N/A
    End of period                          $5.66           $5.57           $4.20           $4.27           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                    $10.74          $9.71           $10.22          $9.40           N/A
    End of period                          $9.64           $10.74          $9.71          $10.22           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(590)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.45          $8.28           $9.01           $8.78           N/A
    End of period                          $10.29          $10.45          $8.28           $9.01           N/A
  Accumulation units outstanding
  at the end of period                       -               41              53             57             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.02           N/A             N/A            N/A
    End of period                          $10.25          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                    $8.99           $7.90           $7.78           $7.23           N/A
    End of period                          $9.09           $8.99           $7.90           $7.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.76          $11.38         $10.25           N/A
    End of period                          $10.95          $13.60          $11.76         $11.38           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.20          $11.87          $11.06          $9.17           N/A
    End of period                          $17.54          $16.20          $11.87         $11.06           N/A
  Accumulation units outstanding
  at the end of period                      280             318             328             332            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.60          $10.11         $10.44           N/A
    End of period                          $11.50          $10.98          $10.60         $10.11           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.72          $14.49          $13.12         $11.62           N/A
    End of period                          $19.06          $17.72          $14.49         $13.12           N/A
  Accumulation units outstanding
  at the end of period                      234             265             274             277            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                    $13.58          $11.73          $10.88          $9.86           N/A
    End of period                          $13.42          $13.58          $11.73         $10.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(681)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                    $10.65          $9.66            N/A             N/A            N/A
    End of period                          $11.79          $10.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1139)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                    $10.63          $10.42          $10.72           N/A            N/A
    End of period                          $12.33          $10.63          $10.42           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $25.60          $21.76          $16.32         $13.79           N/A
    End of period                          $33.74          $25.60          $21.76         $16.32           N/A
  Accumulation units outstanding
  at the end of period                      303             210             217             220            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.75          $12.50          $9.35           $8.04           N/A
    End of period                          $13.04          $12.75          $12.50          $9.35           N/A
  Accumulation units outstanding
  at the end of period                       -               45              56             61             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.47          $13.54          $12.41         $11.25           N/A
    End of period                          $15.15          $14.47          $13.54         $12.41           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.31          $10.14          $9.48           N/A
    End of period                          $11.82          $11.56          $10.31         $10.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.57          $18.35          $17.29         $15.16           N/A
    End of period                          $17.07          $19.57          $18.35         $17.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.78          $12.92          $12.72         $11.30           N/A
    End of period                          $14.10          $14.78          $12.92         $12.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                    $5.71           $5.36           $5.37           $5.06           N/A
    End of period                          $6.37           $5.71           $5.36           $5.37           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                    $14.81          $15.41          $11.40         $11.12           N/A
    End of period                          $17.24          $14.81          $15.41         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(723)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.82          $10.94           N/A            N/A
    End of period                          $13.93          $12.91          $11.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(738)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $13.70          $12.02          $10.85          $9.68           N/A
    End of period                          $14.18          $13.70          $12.02         $10.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.53           $8.35           $7.85           $7.85           N/A
    End of period                          $9.18           $8.53           $8.35           $7.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $12.92          $12.82          $12.86         $12.50           N/A
    End of period                          $13.63          $12.92          $12.82         $12.86           N/A
  Accumulation units outstanding
  at the end of period                     7,561           7,405           5,357           3,151           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $21.10          $19.04          $17.97         $16.41           N/A
    End of period                          $19.07          $21.10          $19.04         $17.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $15.66          $14.54          $14.54         $13.87           N/A
    End of period                          $15.09          $15.66          $14.54         $14.31           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.93          $12.04         $11.74           N/A
    End of period                          $12.38          $12.85          $11.93         $12.04           N/A
  Accumulation units outstanding
  at the end of period                      317              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                    $19.86          $18.03          $17.64         $16.60           N/A
    End of period                          $18.26          $19.86          $18.03         $17.64           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                    $8.06           $7.82           $7.16           $6.41           N/A
    End of period                          $7.79           $8.06           $7.82           $7.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $10.95           N/A             N/A             N/A            N/A
    End of period                          $11.31           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      421             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.71          $10.31           N/A            N/A
    End of period                          $12.09          $11.52          $10.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(803)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.28          $21.02          $20.49         $19.15           N/A
    End of period                          $24.38          $23.28          $21.02         $20.49           N/A
  Accumulation units outstanding
  at the end of period                      357              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                    $11.10          $10.90          $10.89         $11.01           N/A
    End of period                          $11.32          $11.10          $10.90         $10.89           N/A
  Accumulation units outstanding
  at the end of period                     7,384             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $19.87          $16.86          $16.00         $14.67           N/A
    End of period                          $20.87          $19.87          $16.86         $16.00           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $26.28          $23.72          $22.95         $21.49           N/A
    End of period                          $28.19          $26.28          $23.72         $22.95           N/A
  Accumulation units outstanding
  at the end of period                      598              -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $34.46          $33.12          $29.79         $26.77           N/A
    End of period                          $39.35          $34.46          $33.12         $29.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                    $15.11          $12.92          $12.49         $11.27           N/A
    End of period                          $14.84          $15.11          $12.92         $12.49           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(758)

  Accumulation unit value:
    Beginning of period                    $17.73          $15.13          $14.41           N/A            N/A
    End of period                          $18.93          $17.73          $15.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              419             125             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(758)

  Accumulation unit value:
    Beginning of period                    $16.76          $15.63          $14.20           N/A            N/A
    End of period                          $18.87          $16.76          $15.63           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              172              53             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(758)

  Accumulation unit value:
    Beginning of period                    $7.22           $7.08           $6.57            N/A            N/A
    End of period                          $8.46           $7.22           $7.08            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              929             276             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(758)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                    $15.36          $12.87          $11.94         $10.69           N/A
    End of period                          $16.42          $15.36          $12.87         $11.94           N/A
  Accumulation units outstanding
  at the end of period                      118             149              49              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $11.79          $11.22          $10.75         $10.31           N/A
    End of period                          $13.28          $11.79          $11.22         $10.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                    $15.27          $11.50          $10.21           N/A            N/A
    End of period                          $12.63          $15.27          $11.50           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $13.49          $12.10          $11.46         $10.72           N/A
    End of period                          $14.63          $13.49          $12.10         $11.46           N/A
  Accumulation units outstanding
  at the end of period                      106             127              42              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                    $17.37          $16.99          $15.54         $14.91           N/A
    End of period                          $18.79          $17.37          $16.99         $15.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.11           $8.56           N/A
    End of period                           N/A             N/A            $8.25           $9.11           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.30          $9.61           $8.92           N/A
    End of period                          $11.68          $11.12          $10.30          $9.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                    $22.51          $20.40          $20.55         $18.77           N/A
    End of period                          $26.44          $22.51          $20.40         $20.55           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(676)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                    $24.01          $23.57          $23.13         $21.57           N/A
    End of period                          $25.66          $24.01          $23.57         $23.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                    $17.05          $15.59          $15.48         $13.97           N/A
    End of period                          $16.70          $17.05          $15.59         $15.48           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(629)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                    $20.58          $17.60          $17.63         $15.42           N/A
    End of period                          $22.46          $20.58          $17.60         $17.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.10           N/A             N/A             N/A            N/A
    End of period                          $9.84            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,082            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                    $10.79          $9.84            N/A             N/A            N/A
    End of period                          $10.70          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1095)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                    $12.42          $10.84          $10.33           N/A            N/A
    End of period                          $11.35          $12.42          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(858)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $16.81          $16.49          $16.50         $15.56           N/A
    End of period                          $17.51          $16.81          $16.49         $16.50           N/A
  Accumulation units outstanding
  at the end of period                     3,335           3,596           2,972           1,152           N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                    $12.61          $11.19          $10.65           N/A            N/A
    End of period                          $12.62          $12.61          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(850)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.99            N/A             N/A            N/A
    End of period                          $10.34          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1087)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                    $14.25          $11.09          $9.60           $8.47           N/A
    End of period                          $15.53          $14.25          $11.09          $9.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                    $20.99          $19.24          $18.61         $16.44           N/A
    End of period                          $22.06          $20.99          $19.24         $18.61           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                    $13.83          $13.76          $13.80         $13.53           N/A
    End of period                          $14.33          $13.83          $13.76         $13.80           N/A
  Accumulation units outstanding
  at the end of period                      868            1,060            581              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.80          $10.12           N/A             N/A            N/A
    End of period                          $13.86          $10.80           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $18.70          $16.76          $15.82         $14.01           N/A
    End of period                          $17.73          $18.70          $16.76         $15.82           N/A
  Accumulation units outstanding
  at the end of period                      125             164              49              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(601)

  Accumulation unit value:
    Beginning of period                    $15.56          $13.68          $13.43         $12.11           N/A
    End of period                          $14.12          $15.56          $13.68         $13.43           N/A
  Accumulation units outstanding
  at the end of period                       95             111              37              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.58          $10.59          $11.21          $9.76           N/A
    End of period                          $10.95          $11.58          $10.59         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     4,936           3,399           3,133            665            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.62          $10.71         $10.41           N/A
    End of period                          $11.11          $10.72          $10.62         $10.71           N/A
  Accumulation units outstanding
  at the end of period                     5,010           4,086           3,940           1,968           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $5.55           $4.19           $4.26           $3.78           N/A
    End of period                          $5.64           $5.55           $4.19           $4.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                    $10.70          $9.68           $10.19          $9.44           N/A
    End of period                          $9.59           $10.70          $9.68          $10.19           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.42          $8.25           $8.99           $8.76           N/A
    End of period                          $10.24          $10.42          $8.25           $8.99           N/A
  Accumulation units outstanding
  at the end of period                     5,678           4,256           4,576           1,194           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                    $11.69          $9.96            N/A             N/A            N/A
    End of period                          $10.24          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(996)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                    $8.96           $7.87           $7.75           $7.15           N/A
    End of period                          $9.05           $8.96           $7.87           $7.75           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.72          $11.35         $10.37           N/A
    End of period                          $10.90          $13.55          $11.72         $11.35           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.14          $11.83          $11.03          $9.14           N/A
    End of period                          $17.46          $16.14          $11.83         $11.03           N/A
  Accumulation units outstanding
  at the end of period                     3,333           2,831           3,218            970            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.57          $10.08         $10.11           N/A
    End of period                          $11.45          $10.94          $10.57         $10.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $17.68          $14.46          $13.10         $11.67           N/A
    End of period                          $19.00          $17.68          $14.46         $13.10           N/A
  Accumulation units outstanding
  at the end of period                     1,912           1,465           1,379             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                    $13.56          $11.72          $10.88          $9.72           N/A
    End of period                          $13.39          $13.56          $11.72         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     13,769          13,221          13,453           985            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                    $10.64          $10.15           N/A             N/A            N/A
    End of period                          $11.77          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1066)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.41          $10.80         $10.45           N/A
    End of period                          $12.31          $10.62          $10.41         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                    $25.51          $21.69          $16.28         $13.37           N/A
    End of period                          $33.60          $25.51          $21.69         $16.28           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(596)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.70          $12.46          $9.32           $8.02           N/A
    End of period                          $12.99          $12.70          $12.46          $9.32           N/A
  Accumulation units outstanding
  at the end of period                     3,367           2,284           1,839             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                    $10.12          $10.17           N/A             N/A            N/A
    End of period                          $10.60          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1176)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                    $14.43          $13.51          $12.39         $11.40           N/A
    End of period                          $15.10          $14.43          $13.51         $12.39           N/A
  Accumulation units outstanding
  at the end of period                     2,275           1,666           1,437             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.29          $10.13          $9.62           N/A
    End of period                          $11.78          $11.54          $10.29         $10.13           N/A
  Accumulation units outstanding
  at the end of period                     3,805           3,030           2,567             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(594)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.49          $18.29          $17.24         $15.12           N/A
    End of period                          $17.00          $19.49          $18.29         $17.24           N/A
  Accumulation units outstanding
  at the end of period                     3,073           2,089           1,840            436            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.89          $12.70         $11.12           N/A
    End of period                          $14.06          $14.75          $12.89         $12.70           N/A
  Accumulation units outstanding
  at the end of period                     1,995           1,306           1,189             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                    $5.69           $5.34           $5.36           $5.21           N/A
    End of period                          $6.35           $5.69           $5.34           $5.36           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(715)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                    $14.79          $15.40          $11.40         $10.78           N/A
    End of period                          $17.21          $14.79          $15.40         $11.40           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(708)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $11.05          $9.87           N/A
    End of period                          $13.91          $12.90          $11.81         $11.05           N/A
  Accumulation units outstanding
  at the end of period                     4,028           4,210           4,412             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(691)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.99          $10.82          $9.43           N/A
    End of period                          $14.14          $13.66          $11.99         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(603)

  Accumulation unit value:
    Beginning of period                    $8.51           $8.33           $7.83           $7.70           N/A
    End of period                          $9.15           $8.51           $8.33           $7.83           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(603)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                    $12.86          $12.77          $12.81         $12.38           N/A
    End of period                          $13.56          $12.86          $12.77         $12.81           N/A
  Accumulation units outstanding
  at the end of period                     2,357           2,816           2,243           1,480           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                    $20.98          $18.94          $17.88         $16.60           N/A
    End of period                          $18.94          $20.98          $18.94         $17.88           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                    $15.57          $14.47          $14.47         $13.51           N/A
    End of period                          $14.99          $15.57          $14.47         $14.24           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.89          $12.00         $11.70           N/A
    End of period                          $12.32          $12.79          $11.89         $12.00           N/A
  Accumulation units outstanding
  at the end of period                      776             802             602              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                    $19.74          $17.94          $17.56         $16.31           N/A
    End of period                          $18.14          $19.74          $17.94         $17.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(615)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                    $8.03           $7.80           $7.14           $6.41           N/A
    End of period                          $7.76           $8.03           $7.80           $7.14           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                    $23.15          $20.91          $20.39         $19.07           N/A
    End of period                          $24.22          $23.15          $20.91         $20.39           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.84          $10.84         $10.91           N/A
    End of period                          $11.25          $11.03          $10.84         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     1,310             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(624)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                    $19.82          $16.84          $15.98         $14.65           N/A
    End of period                          $20.82          $19.82          $16.84         $15.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                    $26.12          $23.60          $22.84         $21.44           N/A
    End of period                          $28.01          $26.12          $23.60         $22.84           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(609)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $34.26          $32.94          $29.65         $26.42           N/A
    End of period                          $39.10          $34.26          $32.94         $29.65           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                    $15.06          $12.88          $12.46         $11.35           N/A
    End of period                          $14.79          $15.06          $12.88         $12.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(601)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(589)

  Accumulation unit value:
    Beginning of period                    $17.66          $15.07          $14.55         $13.44           N/A
    End of period                          $18.84          $17.66          $15.07         $14.55           N/A
  Accumulation units outstanding
  at the end of period                       -             1,086           1,077            596            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(589)

  Accumulation unit value:
    Beginning of period                    $16.70          $15.59          $14.56         $13.91           N/A
    End of period                          $18.80          $16.70          $15.59         $14.56           N/A
  Accumulation units outstanding
  at the end of period                       -              415             416             243            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division(589)

  Accumulation unit value:
    Beginning of period                    $7.20           $7.06           $6.84           $6.77           N/A
    End of period                          $8.43           $7.20           $7.06           $6.84           N/A
  Accumulation units outstanding
  at the end of period                       -             1,182           1,183           1,184           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                    $15.27          $12.80          $11.88         $10.39           N/A
    End of period                          $16.32          $15.27          $12.80         $11.88           N/A
  Accumulation units outstanding
  at the end of period                      243             243             243             244            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $11.76          $11.20          $10.73          $9.91           N/A
    End of period                          $13.24          $11.76          $11.20         $10.73           N/A
  Accumulation units outstanding
  at the end of period                      204             204             205             205            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.25          $11.49          $10.17           N/A            N/A
    End of period                          $12.62          $15.25          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                      170             207             208             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                    $13.46          $12.08          $11.44         $10.27           N/A
    End of period                          $14.58          $13.46          $12.08         $11.44           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(621)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                    $17.27          $16.91          $15.47         $14.47           N/A
    End of period                          $18.68          $17.27          $16.91         $15.47           N/A
  Accumulation units outstanding
  at the end of period                       -              524             532              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $9.08           $8.74           N/A
    End of period                           N/A             N/A            $8.22           $9.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.28          $9.59           $8.68           N/A
    End of period                          $11.64          $11.08          $10.28          $9.59           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                    $22.38          $20.29          $20.46         $18.54           N/A
    End of period                          $26.27          $22.38          $20.29         $20.46           N/A
  Accumulation units outstanding
  at the end of period                      369             369             378              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(617)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $23.88          $23.46          $23.02         $20.77           N/A
    End of period                          $25.50          $23.88          $23.46         $23.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                    $16.96          $15.51          $15.42         $14.13           N/A
    End of period                          $16.60          $16.96          $15.51         $15.42           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(618)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                    $20.48          $17.52          $17.56         $15.80           N/A
    End of period                          $22.34          $20.48          $17.52         $17.56           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.92            N/A             N/A            N/A
    End of period                          $10.69          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1085)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.41          $10.83          $10.27           N/A            N/A
    End of period                          $11.34          $12.41          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                      419             440             426             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $16.71          $16.40          $16.42         $15.53           N/A
    End of period                          $17.40          $16.71          $16.40         $16.42           N/A
  Accumulation units outstanding
  at the end of period                     2,375           2,485           2,594            136            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.19          $10.33           N/A            N/A
    End of period                          $12.61          $12.60          $11.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      413             425             418             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.98            N/A             N/A            N/A
    End of period                          $10.33          $10.13           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1092)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                    $14.19          $11.04          $9.57           $7.89           N/A
    End of period                          $15.46          $14.19          $11.04          $9.57           N/A
  Accumulation units outstanding
  at the end of period                      863             889             918              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                    $20.87          $19.13          $18.52         $16.33           N/A
    End of period                          $21.92          $20.87          $19.13         $18.52           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                    $13.75          $13.68          $13.73         $13.32           N/A
    End of period                          $14.24          $13.75          $13.68         $13.73           N/A
  Accumulation units outstanding
  at the end of period                     1,961           2,040           2,126            317            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.12           N/A             N/A            N/A
    End of period                          $13.85          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(589)

  Accumulation unit value:
    Beginning of period                    $18.62          $16.70          $15.77         $13.87           N/A
    End of period                          $17.65          $18.62          $16.70         $15.77           N/A
  Accumulation units outstanding
  at the end of period                      404             404             404             243            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(589)

  Accumulation unit value:
    Beginning of period                    $15.49          $13.63          $13.38         $12.05           N/A
    End of period                          $14.05          $15.49          $13.63         $13.38           N/A
  Accumulation units outstanding
  at the end of period                      366             367             367             175            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(589)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.56          $11.18          $9.74           N/A
    End of period                          $10.91          $11.54          $10.56         $11.18           N/A
  Accumulation units outstanding
  at the end of period                      675             704             712              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.60          $10.69         $10.36           N/A
    End of period                          $11.07          $10.69          $10.60         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     2,193           2,252           2,170            721            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                    $5.53           $4.18           $4.25           $3.75           N/A
    End of period                          $5.61           $5.53           $4.18           $4.25           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                    $10.66          $9.65           $10.16          $8.96           N/A
    End of period                          $9.55           $10.66          $9.65          $10.16           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $10.38          $8.23           $8.96           $8.74           N/A
    End of period                          $10.20          $10.38          $8.23           $8.96           N/A
  Accumulation units outstanding
  at the end of period                     6,125           6,125           6,125           3,634           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                    $11.69          $10.02           N/A             N/A            N/A
    End of period                          $10.23          $11.69           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       64              67             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(994)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                    $8.92           $7.85           $7.73           $7.00           N/A
    End of period                          $9.01           $8.92           $7.85           $7.73           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.69          $11.31         $10.02           N/A
    End of period                          $10.86          $13.50          $11.69         $11.31           N/A
  Accumulation units outstanding
  at the end of period                     4,825           4,825           4,825           2,830           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                    $16.08          $11.79          $11.00          $9.12           N/A
    End of period                          $17.39          $16.08          $11.79         $11.00           N/A
  Accumulation units outstanding
  at the end of period                     5,681           5,711           5,719           2,960           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.53          $10.06          $9.98           N/A
    End of period                          $11.40          $10.90          $10.53         $10.06           N/A
  Accumulation units outstanding
  at the end of period                     5,418           5,418           5,418           3,236           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.64          $14.43          $13.08         $11.59           N/A
    End of period                          $18.95          $17.64          $14.43         $13.08           N/A
  Accumulation units outstanding
  at the end of period                      603             617             604             619            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.71          $10.88          $9.77           N/A
    End of period                          $13.37          $13.55          $11.71         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     16,405          17,086          14,998           220            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.35            N/A             N/A            N/A
    End of period                          $11.76          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1076)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.40          $10.80         $10.75           N/A
    End of period                          $12.29          $10.61          $10.40         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                    $25.41          $21.61          $16.23         $14.30           N/A
    End of period                          $33.46          $25.41          $21.61         $16.23           N/A
  Accumulation units outstanding
  at the end of period                     3,684           3,709           3,768           2,000           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.65          $12.42          $9.30           $8.00           N/A
    End of period                          $12.93          $12.65          $12.42          $9.30           N/A
  Accumulation units outstanding
  at the end of period                     12,293          12,340          12,391          6,946           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                    $10.12          $9.46            N/A             N/A            N/A
    End of period                          $10.59          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1129)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $14.40          $13.49          $12.37         $11.22           N/A
    End of period                          $15.06          $14.40          $13.49         $12.37           N/A
  Accumulation units outstanding
  at the end of period                     1,012           1,041           1,032           1,063           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.27          $10.11          $9.46           N/A
    End of period                          $11.75          $11.51          $10.27         $10.11           N/A
  Accumulation units outstanding
  at the end of period                     3,593           3,689           3,628           3,732           N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                    $19.42          $18.23          $17.19         $15.09           N/A
    End of period                          $16.93          $19.42          $18.23         $17.19           N/A
  Accumulation units outstanding
  at the end of period                      443             462             467              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.86          $12.68         $11.27           N/A
    End of period                          $14.01          $14.71          $12.86         $12.68           N/A
  Accumulation units outstanding
  at the end of period                      637             658             660             683            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                    $5.67           $5.33           $5.34           $5.16           N/A
    End of period                          $6.32           $5.67           $5.33           $5.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                    $14.78          $15.39          $11.40         $10.85           N/A
    End of period                          $17.18          $14.78          $15.39         $11.40           N/A
  Accumulation units outstanding
  at the end of period                      383             357             386              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(721)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $11.04          $9.80           N/A
    End of period                          $13.89          $12.88          $11.80         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     1,253           1,296           1,285            219            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(682)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                    $13.62          $11.96          $10.80          $9.50           N/A
    End of period                          $14.09          $13.62          $11.96         $10.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(605)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(639)

  Accumulation unit value:
    Beginning of period                    $8.48           $8.31           $7.82           $6.84           N/A
    End of period                          $9.13           $8.48           $8.31           $7.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(639)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                    $12.81          $12.72          $12.77         $12.34           N/A
    End of period                          $13.49          $12.81          $12.72         $12.77           N/A
  Accumulation units outstanding
  at the end of period                     7,653           7,709           7,736           2,959           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                    $20.86          $18.84          $17.80         $16.12           N/A
    End of period                          $18.83          $20.86          $18.84         $17.80           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(665)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                    $15.48          $14.39          $14.39         $13.69           N/A
    End of period                          $14.90          $15.48          $14.39         $14.18           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.74          $11.84          $11.96         $11.66           N/A
    End of period                          $12.26          $12.74          $11.84         $11.96           N/A
  Accumulation units outstanding
  at the end of period                     1,638           1,684           1,655            622            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                    $19.63          $17.84          $17.47         $16.36           N/A
    End of period                          $18.03          $19.63          $17.84         $17.47           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(659)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                    $8.01           $7.78           $7.13           $6.36           N/A
    End of period                          $7.73           $8.01           $7.78           $7.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                    $23.01          $20.80          $20.30         $19.00           N/A
    End of period                          $24.07          $23.01          $20.80         $20.30           N/A
  Accumulation units outstanding
  at the end of period                     1,116            130              77             26             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(608)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.78          $10.78         $10.82           N/A
    End of period                          $11.18          $10.97          $10.78         $10.78           N/A
  Accumulation units outstanding
  at the end of period                     3,396             -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                    $19.78          $16.81          $15.97         $14.39           N/A
    End of period                          $20.76          $19.78          $16.81         $15.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(614)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $25.97          $23.47          $22.73         $20.67           N/A
    End of period                          $27.83          $25.97          $23.47         $22.73           N/A
  Accumulation units outstanding
  at the end of period                      669             304             301              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                    $34.06          $32.77          $29.51         $25.62           N/A
    End of period                          $38.85          $34.06          $32.77         $29.51           N/A
  Accumulation units outstanding
  at the end of period                     2,004           1,997           2,002           1,095           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                    $15.01          $12.85          $12.43         $10.93           N/A
    End of period                          $14.73          $15.01          $12.85         $12.43           N/A
  Accumulation units outstanding
  at the end of period                     4,359           4,359           4,359           2,609           N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(584)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $17.66          $15.08          $14.20           N/A            N/A
    End of period                          $18.83          $17.66          $15.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             1,201           1,243            N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(742)

  Accumulation unit value:
    Beginning of period                    $16.66          $15.56          $13.99           N/A            N/A
    End of period                          $18.75          $16.66          $15.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              578             674             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                    $15.24          $11.49          $10.44           N/A            N/A
    End of period                          $12.60          $15.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                    $17.18          $16.82          $15.40         $14.87           N/A
    End of period                          $18.58          $17.18          $16.82         $15.40           N/A
  Accumulation units outstanding
  at the end of period                       -              571             567              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                    $16.88          $15.44          $15.35         $14.90           N/A
    End of period                          $16.51          $16.88          $15.44         $15.35           N/A
  Accumulation units outstanding
  at the end of period                      553             589             628              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(713)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.19           N/A             N/A            N/A
    End of period                          $10.68          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1138)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.40          $10.83          $10.46           N/A            N/A
    End of period                          $11.32          $12.40          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.18          $10.58           N/A            N/A
    End of period                          $12.59          $12.59          $11.18           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(848)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                    $10.12          $10.09           N/A             N/A            N/A
    End of period                          $10.32          $10.12           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                    $10.79          $10.12           N/A             N/A            N/A
    End of period                          $13.83          $10.79           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1065)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                    $18.54          $16.63          $15.71         $14.77           N/A
    End of period                          $17.56          $18.54          $16.63         $15.71           N/A
  Accumulation units outstanding
  at the end of period                     1,038           1,109           1,165             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                    $15.43          $13.58          $13.33         $12.60           N/A
    End of period                          $13.98          $15.43          $13.58         $13.33           N/A
  Accumulation units outstanding
  at the end of period                      667             650             645              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(702)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                    $5.51           $4.16           $4.04            N/A            N/A
    End of period                          $5.59           $5.51           $4.16            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(753)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.68          $9.90            N/A             N/A            N/A
    End of period                          $10.22          $11.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                    $8.89           $7.82           $7.26            N/A            N/A
    End of period                          $8.97           $8.89           $7.82            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                    $16.02          $11.75          $10.97          $8.80          $8.57
    End of period                          $17.32          $16.02          $11.75         $10.97          $8.80
  Accumulation units outstanding
  at the end of period                     2,313           2,378             -               -              -

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(479)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.59          $14.40          $11.58         $11.49           N/A
    End of period                          $18.89          $17.59          $14.40         $13.06           N/A
  Accumulation units outstanding
  at the end of period                      584             642             764              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                    $13.53          $11.71          $10.87          $9.86           N/A
    End of period                          $13.35          $13.53          $11.71         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     19,516          20,054          23,794            -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(694)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.64          $9.45            N/A             N/A            N/A
    End of period                          $11.75          $10.64           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                    $10.60          $10.40          $9.69            N/A            N/A
    End of period                          $12.27          $10.60          $10.40           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(765)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                    $14.36          $13.46          $12.36         $11.10           N/A
    End of period                          $15.01          $14.36          $13.46         $12.36           N/A
  Accumulation units outstanding
  at the end of period                      752             771             803              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(592)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                    $11.48          $10.25          $10.10          $9.77           N/A
    End of period                          $11.71          $11.48          $10.25         $10.10           N/A
  Accumulation units outstanding
  at the end of period                     1,931           1,956           2,109             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(709)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                    $14.68          $12.84          $12.66         $10.84           N/A
    End of period                          $13.97          $14.68          $12.84         $12.66           N/A
  Accumulation units outstanding
  at the end of period                      813             760             831              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(574)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                    $14.76          $15.39          $11.39         $10.67           N/A
    End of period                          $17.15          $14.76          $15.39         $11.39           N/A
  Accumulation units outstanding
  at the end of period                     1,677           1,831           1,740             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.79          $11.04         $10.52           N/A
    End of period                          $13.86          $12.87          $11.79         $11.04           N/A
  Accumulation units outstanding
  at the end of period                     2,041           2,155           2,280             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(864)

  Accumulation unit value:
    Beginning of period                    $8.46           $8.29           $7.71            N/A            N/A
    End of period                          $9.10           $8.46           $8.29            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(864)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1128)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $19.52          $17.75          $17.07           N/A            N/A
    End of period                          $17.91          $19.52          $17.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                      482             512             552             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $7.98           $7.76           $6.80            N/A            N/A
    End of period                          $7.71           $7.98           $7.76            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.90           N/A             N/A             N/A            N/A
    End of period                          $11.11           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,868            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                    $19.74          $16.78          $15.95         $15.55           N/A
    End of period                          $20.71          $19.74          $16.78         $15.95           N/A
  Accumulation units outstanding
  at the end of period                      518             534             530              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(705)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $25.80           N/A             N/A             N/A            N/A
    End of period                          $27.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      397             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                    $15.22          $12.38           N/A             N/A            N/A
    End of period                          $12.57          $15.22           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(1021)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                    $16.98          $16.65          $14.73           N/A            N/A
    End of period                          $18.36          $16.98          $16.65           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(757)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                    $21.99          $19.97          $19.05           N/A            N/A
    End of period                          $25.78          $21.99          $19.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(918)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                    $23.46          $23.08          $22.01           N/A            N/A
    End of period                          $25.01          $23.46          $23.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                    $16.71          $15.30          $14.84           N/A            N/A
    End of period                          $16.33          $16.71          $15.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(832)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                    $12.38          $10.82          $10.94           N/A            N/A
    End of period                          $11.29          $12.38          $10.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                      288             255             273             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(959)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                    $12.57          $12.45           N/A             N/A            N/A
    End of period                          $12.55          $12.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                    $14.00          $10.91          $9.47           $9.41           N/A
    End of period                          $15.23          $14.00          $10.91          $9.47           N/A
  Accumulation units outstanding
  at the end of period                      429             474             570              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                    $13.51          $13.47          $13.51           N/A            N/A
    End of period                          $13.97          $13.51          $13.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                    $5.47           $5.32            N/A             N/A            N/A
    End of period                          $5.54           $5.47            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1209)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                    $10.53          $9.55           $9.20            N/A            N/A
    End of period                          $9.43           $10.53          $9.55            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.05           N/A             N/A            N/A
    End of period                          $10.20          $11.67           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      199             208             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1050)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                    $8.82           $7.77           $7.51            N/A            N/A
    End of period                          $8.89           $8.82           $7.77            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.50          $14.34          $13.02         $11.55           N/A
    End of period                          $18.78          $17.50          $14.34         $13.02           N/A
  Accumulation units outstanding
  at the end of period                      684             755             868              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                    $10.63          $9.45            N/A             N/A            N/A
    End of period                          $11.73          $10.63           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1103)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.39          $10.40           N/A            N/A
    End of period                          $12.23          $10.57          $10.39           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(747)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                    $25.13          $21.41          $16.10         $14.19           N/A
    End of period                          $33.03          $25.13          $21.41         $16.10           N/A
  Accumulation units outstanding
  at the end of period                      521             547             684              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.51          $12.30          $9.22           $7.94           N/A
    End of period                          $12.77          $12.51          $12.30          $9.22           N/A
  Accumulation units outstanding
  at the end of period                     1,027           1,026            968              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.28           N/A             N/A            N/A
    End of period                          $10.56          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division(1196)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                    $5.60           $5.27           $4.93            N/A            N/A
    End of period                          $6.24           $5.60           $5.27            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.88          $10.39           N/A            N/A
    End of period                          $13.95          $13.50          $11.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(772)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                    $12.64          $12.57          $12.64         $12.55           N/A
    End of period                          $13.29          $12.64          $12.57         $12.64           N/A
  Accumulation units outstanding
  at the end of period                      976             999             952              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(658)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(1130)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.36          $10.11           N/A            N/A
    End of period                          $11.22          $10.86          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                    $10.78          $10.61          $10.63           N/A            N/A
    End of period                          $10.97          $10.78          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market
Division(742)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $11.61          $11.08          $9.86            N/A            N/A
    End of period                          $13.04          $11.61          $11.08           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                    $15.19          $11.47          $11.44           N/A            N/A
    End of period                          $12.53          $15.19          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                    $13.28          $11.95          $10.61           N/A            N/A
    End of period                          $14.36          $13.28          $11.95           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(820)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                    $16.79          $16.48          $14.03           N/A            N/A
    End of period                          $18.15          $16.79          $16.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(812)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.13          $9.26            N/A            N/A
    End of period                          $11.42          $10.90          $10.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                    $21.74          $19.76          $17.78           N/A            N/A
    End of period                          $25.46          $21.74          $19.76           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                    $23.19          $22.83          $21.75           N/A            N/A
    End of period                          $24.70          $23.19          $22.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $11.68           N/A             N/A             N/A            N/A
    End of period                          $13.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      201             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                    $16.53          $15.16          $14.54           N/A            N/A
    End of period                          $16.14          $16.53          $15.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                    $19.96          $17.12          $16.37           N/A            N/A
    End of period                          $21.71          $19.96          $17.12           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                    $10.77          $10.33           N/A             N/A            N/A
    End of period                          $10.64          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1166)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $16.23          $15.97          $16.03         $15.81           N/A
    End of period                          $16.86          $16.23          $15.97         $16.03           N/A
  Accumulation units outstanding
  at the end of period                     1,043           1,094           1,149             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                    $12.55          $11.17          $11.25           N/A            N/A
    End of period                          $12.52          $12.55          $11.17           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(977)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                    $10.11          $10.07           N/A             N/A            N/A
    End of period                          $10.29          $10.11           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division(1159)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                    $13.88          $10.83          $9.41           $8.13           N/A
    End of period                          $15.08          $13.88          $10.83          $9.41           N/A
  Accumulation units outstanding
  at the end of period                      650             677              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(568)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                    $20.27          $19.19           N/A             N/A            N/A
    End of period                          $21.24          $20.27           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(993)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                    $13.36          $13.32          $13.38           N/A            N/A
    End of period                          $13.79          $13.36          $13.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,006           2,110           2,217            N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                    $10.78          $9.40            N/A             N/A            N/A
    End of period                          $13.79          $10.78           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1156)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(743)

  Accumulation unit value:
    Beginning of period                    $18.21          $16.37          $15.10           N/A            N/A
    End of period                          $17.22          $18.21          $16.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                      220             229             239             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(741)

  Accumulation unit value:
    Beginning of period                    $15.15          $13.36          $12.57           N/A            N/A
    End of period                          $13.71          $15.15          $13.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                      262             272             284             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(741)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                    $10.56          $10.49          $10.61         $10.49           N/A
    End of period                          $10.91          $10.56          $10.49         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     1,276           1,341           1,410             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                    $5.43           $4.63            N/A             N/A            N/A
    End of period                          $5.49           $5.43            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division(1033)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                    $11.66          $10.21           N/A             N/A            N/A
    End of period                          $10.18          $11.66           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1101)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                    $8.75           $7.72           $7.56            N/A            N/A
    End of period                          $8.82           $8.75           $7.72            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(841)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                    $13.24          $11.49          $11.05           N/A            N/A
    End of period                          $10.62          $13.24          $11.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(877)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                    $10.69          $10.36          $9.63            N/A            N/A
    End of period                          $11.16          $10.69          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                    $17.42          $14.29          $12.99         $11.53           N/A
    End of period                          $18.66          $17.42          $14.29         $12.99           N/A
  Accumulation units outstanding
  at the end of period                      826            1,011           1,055             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                    $13.47          $11.68          $10.87         $10.86           N/A
    End of period                          $13.26          $13.47          $11.68         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     2,151           2,257           1,948             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                    $24.94          $21.27          $16.01         $14.44           N/A
    End of period                          $32.75          $24.94          $21.27         $16.01           N/A
  Accumulation units outstanding
  at the end of period                      165             172             541              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(622)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                    $12.42          $12.22          $9.17           $7.90           N/A
    End of period                          $12.66          $12.42          $12.22          $9.17           N/A
  Accumulation units outstanding
  at the end of period                      763             794            1,458             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                    $14.53          $12.74          $12.59         $11.21           N/A
    End of period                          $13.81          $14.53          $12.74         $12.59           N/A
  Accumulation units outstanding
  at the end of period                      285             296             309              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                    $5.56           $5.24           $5.05            N/A            N/A
    End of period                          $6.19           $5.56           $5.24            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(838)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth
Division(743)

  Accumulation unit value:
    Beginning of period                    $8.36           $8.21           $7.54            N/A            N/A
    End of period                          $8.99           $8.36           $8.21            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth
Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                    $12.53          $12.48          $12.56         $12.24           N/A
    End of period                          $13.17          $12.53          $12.48         $12.56           N/A
  Accumulation units outstanding
  at the end of period                     4,797           5,038           5,290             -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(572)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                    $12.45          $11.60          $11.75         $11.67           N/A
    End of period                          $11.95          $12.45          $11.60         $11.75           N/A
  Accumulation units outstanding
  at the end of period                      283             294             307              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(701)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                    $19.07          $17.38          $16.81           N/A            N/A
    End of period                          $17.47          $19.07          $17.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(743)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                    $7.87           $7.67           $6.74            N/A            N/A
    End of period                          $7.59           $7.87           $7.67            N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(751)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                    $19.57          $16.67          $15.63           N/A            N/A
    End of period                          $20.49          $19.57          $16.67           N/A            N/A
  Accumulation units outstanding
  at the end of period                      435             452              -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(831)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                    $25.23          $22.85          $20.53           N/A            N/A
    End of period                          $26.97          $25.23          $22.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(817)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                    $33.08          $31.91          $28.80         $28.81           N/A
    End of period                          $37.64          $33.08          $31.91         $28.80           N/A
  Accumulation units outstanding
  at the end of period                       95              99             258              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(736)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                    $14.76          $12.67          $12.29         $12.22           N/A
    End of period                          $14.45          $14.76          $12.67         $12.29           N/A
  Accumulation units outstanding
  at the end of period                      535             563             591              -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(733)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Disciplined
Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $17.42          $14.92          $14.44         $13.14           N/A
    End of period                          $18.55          $17.42          $14.92         $14.44           N/A
  Accumulation units outstanding
  at the end of period                       -              690            1,474           1,474           N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Disciplined
Value VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Mid Cap
VIP Division(585)

  Accumulation unit value:
    Beginning of period                    $16.48          $15.43          $14.45         $13.38           N/A
    End of period                          $18.51          $16.48          $15.43         $14.45           N/A
  Accumulation units outstanding
  at the end of period                       -              285             609             609            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Mid Cap
VIP Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

Fifth Third Quality
Growth VIP Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                    $14.75          $12.40          $11.54         $10.26           N/A
    End of period                          $15.71          $14.75          $12.40         $11.54           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM International
Growth Division(607)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                    $11.58          $11.06          $10.63         $10.29           N/A
    End of period                          $13.00          $11.58          $11.06         $10.63           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Large Cap Growth
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                    $15.18          $11.47          $11.22           N/A            N/A
    End of period                          $12.52          $15.18          $11.47           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $13.25          $11.93          $11.34         $10.32           N/A
    End of period                          $14.32          $13.25          $11.93         $11.34           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/AIM Small Cap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $16.70          $16.40          $15.04         $14.74           N/A
    End of period                          $18.05          $16.70          $16.40         $15.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alger Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital
Growth Division(657)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.89           $8.11           N/A
    End of period                           N/A             N/A            $8.05           $8.89           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Alliance Capital
Growth Division(657)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.10          $9.46           $8.72           N/A
    End of period                          $11.38          $10.86          $10.10          $9.46           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Balanced Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                    $21.61          $19.65          $19.87         $17.50           N/A
    End of period                          $25.30          $21.61          $19.65         $19.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
Global Diversified Research Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
International Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                    $23.06          $22.71          $22.36         $21.14           N/A
    End of period                          $24.55          $23.06          $22.71         $22.36           N/A
  Accumulation units outstanding
  at the end of period                       -              429             916             916            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Capital Guardian
U.S. Growth Equity Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                    $16.45          $15.09          $15.04         $13.96           N/A
    End of period                          $16.05          $16.45          $15.09         $15.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                    $19.86          $17.04          $17.13         $14.96           N/A
    End of period                          $21.59          $19.86          $17.04         $17.13           N/A
  Accumulation units outstanding
  at the end of period                       -              160             341             341            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Eagle SmallCap Equity
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.76          $9.85            N/A             N/A            N/A
    End of period                          $10.63          $10.76           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Income Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                    $12.35          $10.81          $10.86           N/A            N/A
    End of period                          $11.25          $12.35          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Franklin Templeton
Small Cap Value Division(867)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $16.14          $15.89          $15.95         $14.98           N/A
    End of period                          $16.75          $16.14          $15.89         $15.95           N/A
  Accumulation units outstanding
  at the end of period                       -              159             340             340            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Core
Plus Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.16          $11.14           N/A            N/A
    End of period                          $12.50          $12.54          $11.16           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Mid
Cap Value Division(885)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Goldman Sachs Short
Duration Bond Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $13.82          $10.79          $9.37           $7.86           N/A
    End of period                          $15.01          $13.82          $10.79          $9.37           N/A
  Accumulation units outstanding
  at the end of period                       -              364             778             778            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan International
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                    $20.15          $18.53          $16.30           N/A            N/A
    End of period                          $21.11          $20.15          $18.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan MidCap
Growth Division(835)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $13.28          $13.25          $13.34         $12.91           N/A
    End of period                          $13.71          $13.28          $13.25         $13.34           N/A
  Accumulation units outstanding
  at the end of period                       -              370             790             790            N/A

Investment Divisions                    December 31,
                                            2002

JNL/JPMorgan U.S. Government
& Quality Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                    $10.77          $8.70            N/A             N/A            N/A
    End of period                          $13.78          $10.77           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Emerging
Markets Division(1081)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value
Division(585)

  Accumulation unit value:
    Beginning of period                    $18.13          $16.31          $15.45         $13.19           N/A
    End of period                          $17.13          $18.13          $16.31         $15.45           N/A
  Accumulation units outstanding
  at the end of period                       -              290             618             618            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Mid Cap Value
Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap
Value Division(585)

  Accumulation unit value:
    Beginning of period                    $15.09          $13.31          $13.11         $11.48           N/A
    End of period                          $13.64          $15.09          $13.31         $13.11           N/A
  Accumulation units outstanding
  at the end of period                       -              208             444             444            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Lazard Small Cap
Value Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                    $11.28          $10.36          $10.99          $9.40           N/A
    End of period                          $10.63          $11.28          $10.36         $10.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM 25 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.47          $10.60         $10.63           N/A
    End of period                          $10.88          $10.53          $10.47         $10.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Bond Index Division(669)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                    $10.42          $9.46           $9.99           $8.99           N/A
    End of period                          $9.31           $10.42          $9.46           $9.99           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Consumer Brands
Sector Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $10.15          $8.07           $8.82           $8.25           N/A
    End of period                          $9.94           $10.15          $8.07           $8.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                    $11.65          $9.85            N/A             N/A            N/A
    End of period                          $10.17          $11.65           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Dow Dividend Division(1005)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                    $8.72           $7.69           $7.60           $6.95           N/A
    End of period                          $8.78           $8.72           $7.69           $7.60           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Enhanced S&P
500 Stock Index Division(650)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                    $13.20          $11.46          $11.13         $10.04           N/A
    End of period                          $10.58          $13.20          $11.46         $11.13           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Financial Sector
Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                    $15.73          $11.57          $10.82          $8.68           N/A
    End of period                          $16.95          $15.73          $11.57         $10.82           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Global 15 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $10.65          $10.33          $9.89           $9.99           N/A
    End of period                          $11.12          $10.65          $10.33          $9.89           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Healthcare Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                    $17.38          $14.26          $12.97         $11.12           N/A
    End of period                          $18.61          $17.38          $14.26         $12.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM International
Index Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                    $13.46          $11.67          $10.87         $10.72           N/A
    End of period                          $13.24          $13.46          $11.67         $10.87           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                    $10.62          $9.38            N/A             N/A            N/A
    End of period                          $11.70          $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM JNL Optimized
5 Division(1120)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.37          $10.79         $10.43           N/A
    End of period                          $12.17          $10.54          $10.37         $10.79           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Nasdaq 25 Division(706)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM NYSE International
25 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                    $24.85          $21.20          $15.97         $13.92           N/A
    End of period                          $32.61          $24.85          $21.20         $15.97           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Oil & Gas Sector
Division(626)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                    $12.37          $12.18          $9.15           $7.79           N/A
    End of period                          $12.61          $12.37          $12.18          $9.15           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 10 Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                    $14.19          $13.33          $12.26         $10.97           N/A
    End of period                          $14.79          $14.19          $13.33         $12.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 400 MidCap
Index Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                    $11.34          $10.15          $10.02          $9.41           N/A
    End of period                          $11.54          $11.34          $10.15         $10.02           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P 500 Index Division(598)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                    $18.99          $17.87          $16.91         $14.59           N/A
    End of period                          $16.50          $18.99          $17.87         $16.91           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Select Small-Cap
Division(586)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.49          $12.71          $12.57         $10.98           N/A
    End of period                          $13.77          $14.49          $12.71         $12.57           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Small Cap Index
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                    $5.54           $5.22           $5.26           $5.17           N/A
    End of period                          $6.16           $5.54           $5.22           $5.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Technology Sector
Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                    $14.68          $15.34          $11.50           N/A            N/A
    End of period                          $17.02          $14.68          $15.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM Value Line 30 Division(818)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                    $12.80          $11.76          $11.04         $10.10           N/A
    End of period                          $13.75          $12.80          $11.76         $11.04           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/MCM VIP Division(695)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $13.39          $11.80          $10.69          $9.43           N/A
    End of period                          $13.81          $13.39          $11.80         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Global
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                    $12.47          $12.42          $12.51         $12.09           N/A
    End of period                          $13.10          $12.47          $12.42         $12.51           N/A
  Accumulation units outstanding
  at the end of period                       -              592            1,265           1,265           N/A

Investment Divisions                    December 31,
                                            2002

JNL/PIMCO Total Return
Bond Division(585)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                    $20.14          $18.25          $17.29         $15.43           N/A
    End of period                          $18.13          $20.14          $18.25         $17.29           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Core
Equity Division(631)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                    $14.95          $13.94          $13.94         $13.75           N/A
    End of period                          $14.34          $14.95          $13.94         $13.78           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(663)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $12.40          $11.56          $11.72         $11.43           N/A
    End of period                          $11.90          $12.40          $11.56         $11.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                    $18.96          $17.28          $16.98         $15.98           N/A
    End of period                          $17.36          $18.96          $17.28         $16.98           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/PPM America Value
Equity Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                    $7.85           $7.65           $7.03           $6.04           N/A
    End of period                          $7.56           $7.85           $7.65           $7.03           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Putnam Midcap Growth
Division(583)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Competitive
Advantage Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Aggressive
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                    $10.82          $10.34          $10.25           N/A            N/A
    End of period                          $11.16          $10.82          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Conservative
Division(862)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.66          $10.46           N/A            N/A
    End of period                          $11.94          $11.42          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Division(898)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Managed Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                    $22.22          $20.15          $19.72         $18.52           N/A
    End of period                          $23.18          $22.22          $20.15         $19.72           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Balanced Division(610)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                    $19.52          $16.63          $15.85         $14.72           N/A
    End of period                          $20.42          $19.52          $16.63         $15.85           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $25.08          $22.73          $22.08         $20.85           N/A
    End of period                          $26.80          $25.08          $22.73         $22.08           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Established
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                    $32.89          $31.74          $28.66         $26.23           N/A
    End of period                          $37.41          $32.89          $31.74         $28.66           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Mid-Cap
Growth Division(606)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                    $14.71          $12.63          $12.26         $11.14           N/A
    End of period                          $14.39          $14.71          $12.63         $12.26           N/A
  Accumulation units outstanding
  at the end of period                       -               -               -               -             N/A

Investment Divisions                    December 31,
                                            2002

JNL/T.Rowe Price Value
Division(616)

  Accumulation unit value:
    Beginning of period                     N/A
    End of period                           N/A
  Accumulation units outstanding
  at the end of period                      N/A



----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 766-4683 (8 a.m. - 8 p.m. ET)


             MAIL ADDRESS:                                  P.O. Box 17240, Denver, Colorado 80217-9959


             DELIVERY ADDRESS:                              7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP                               1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
SERVICE CENTER:
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 30392, Lansing, Michigan 48909-7892

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn: IMG

HOME OFFICE:                                                1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------- ----------------------------------------------------------

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                             Not Applicable

                  (2)  Financial  statements and schedules  included in Part B -

                       Jackson National Separate Account - I:

                       Report of Independent Registered Public Accounting
                         Firm
                       Statements of Assets and Liabilities as of
                         December 31, 2007
                       Statements of Operations for the
                         period ended December 31, 2007
                       Statements of Changes in Net Assets for the periods
                         ended December 31, 2007 and 2006
                       Notes to Financial Statements

                       Jackson National Life Insurance Company:

                       Report of Independent Registered Public Accounting
                         Firm
                       Consolidated Balance Sheets as of December 31,
                         2007 and 2006
                       Consolidated Income Statements for the years ended
                         December 31, 2007, 2006, and 2005
                       Consolidated Statements of Stockholder's Equity and
                         Comprehensive Income for the years ended
                         December 31, 2007, 2006, and 2005
                       Consolidated Statements of Cash Flows for the years
                         ended December 31, 2007, 2006, and 2005
                       Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.           Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23,
             2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

qqq. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

rrr. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

sss. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ttt. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

uuu. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007
             (File Nos. 333-70472 and 811-08664).

vvv. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

www. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

yyy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

zzz. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

aaaa. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on
             August 23, 2006 (File Nos. 333-70472 and 811-08664).

bbbb. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

eeee. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ffff. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

gggg. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

hhhh. Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's
             Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

n. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

p. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 44 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

q. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 45 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

r. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 46 filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

s. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on
             April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g. Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Amendment No. 9 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, attached hereto.

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not Applicable

12.          Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 27.   Number of Contract Owners as of January 31, 2008

           Qualified - 113,774
           Non-Qualified - 94,084

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 31st day of March, 2008.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                           March 31, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


THOMAS J. MEYER*                                           March 31, 2008
Michael A. Wells, Director


THOMAS J. MEYER*                                           March 31, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


THOMAS J. MEYER*                                           March 31, 2008
Robert A. Fritts, Senior Vice President
and Controller


THOMAS J. MEYER*                                           March 31, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact.
pursuant to Power of Attorney executed on January 2, 2008


                                 POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President, and Director




                                  EXHIBIT LIST

Exhibit No.  Description


5.s. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto as EX-5.s.

7.i. Amendment No. 9 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, attached as EX-7.i.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.